As filed with the Securities and Exchange Commission on June 27, 2002

                                                             File Nos. 02-94222
                                                                       811-4149

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.  32                                     (X)
                    ----

                           FRANKLIN TAX-FREE TRUST
                           -----------------------
              (Exact Name of Registrant as Specified in Charter)

               ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code (650)312-2000

             MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
             -----------------------------------------------------------------
              (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[X] on July 1, 2002 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.








Prospectus

FRANKLIN
TAX-FREE
TRUST

INVESTMENT STRATEGY
      TAX-FREE INCOME

Franklin Florida Insured Tax-Free Income Fund
Franklin Insured Tax-Free Income Fund
Franklin Massachusetts Insured Tax-Free Income Fund
Franklin Michigan Insured Tax-Free Income Fund
Franklin Minnesota Insured Tax-Free Income Fund
Franklin Ohio Insured Tax-Free Income Fund











JULY 1, 2002

[Insert Franklin Templeton Investments logo]


The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

THE FUNDS

[Begin callout]
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

 2  Goals and Strategies

 4  Main Risks

 7  Performance


14  Fees and Expenses

17  Management

19  Distributions and Taxes

21  Financial Highlights



YOUR ACCOUNT

[Begin callout]
INFORMATION ABOUT SALES CHARGES, ACCOUNT TRANSACTIONS AND SERVICES
[End callout]


29  Choosing a Share Class

33  Buying Shares

36  Investor Services


39  Selling Shares

41  Account Policies

45  Questions

FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT EACH FUND
[End callout]

Back Cover

THE FUNDS


[Insert graphic of bullseye and arrows]  GOALS AND STRATEGIES
                                         --------------------

GOALS Each Fund's investment goal is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital. Each state Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of that Fund's state.


MAIN INVESTMENT STRATEGIES Under normal market conditions, each Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, each state Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of that Fund's state. Although each Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of a Fund's total assets may be in tax-free securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.


[Begin callout]
MUNICIPAL SECURITIES are issued by state and local governments, their agencies and authorities, as well as by the District of Columbia and U.S. territories and possessions, to borrow money for various public and private projects. Municipal securities pay a fixed, floating or variable rate of interest, and require that the amount borrowed (principal) be repaid at maturity.
[End callout]


As a nonfundamental policy, under normal market conditions, each Fund invests at least 80% of its net assets in insured municipal securities. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. Insured municipal securities are covered by insurance policies that guarantee the timely payment of principal and interest. Generally, the Fund buys insured municipal securities only if they are covered by policies issued by AAA-rated municipal bond insurers. Currently, there are five municipal bond insurers with an AAA rating. The Fund pays insurance premiums either directly or indirectly, which increases the credit safety of its insured investments, but decreases its yield.

Each Fund may invest the balance of its assets in the following types of securities: (i) uninsured municipal securities secured by an escrow or trust account containing direct U.S. government obligations; (ii) municipal securities rated in one of the top three ratings by U.S. nationally recognized rating services (or comparable unrated securities), which may include uninsured securities and insured securities covered by policies issued by insurers with a rating below AAA but not below A; or (iii) uninsured, short-term, tax-exempt securities rated in the top rating, pending investment in longer-term municipal securities. Each Fund may only invest up to 20% of its total assets in the type of securities described above.


Each Fund also may invest in municipal lease obligations, which generally are issued to finance the purchase of public property. The property is leased to a state or local government and the lease payments are used to pay the interest on the obligations. These differ from other municipal securities because the money to make the lease payments must be set aside each year or the lease can be cancelled without penalty. If this happens, investors who own the obligations may not be paid.

The manager selects securities that it believes will provide the best balance between risk and return within a Fund's range of allowable investments and typically uses a buy and hold strategy. This means it holds securities in the Fund's portfolio for income purposes, rather than trading securities for capital gains, although the manager may sell a security at any time if it believes it could help the Fund meet its goal. The manager also may consider the cost of insurance when selecting securities for a Fund.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unusual or unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include securities that pay taxable interest. The manager also may invest in these types of securities or hold cash when securities meeting the Fund's investment criteria are unavailable or to maintain liquidity. In these circumstances, a Fund may be unable to achieve its investment goals.

IT IS IMPORTANT TO NOTE THAT INSURANCE DOES NOT GUARANTEE THE MARKET VALUE OF AN INSURED SECURITY, OR THE FUND'S SHARE PRICE OR DISTRIBUTIONS, AND SHARES OF THE FUND ARE NOT INSURED.

[Insert graphic of chart with line going up and down]  MAIN RISKS
                                                       ----------

INTEREST RATE When interest rates rise, municipal security prices fall. The opposite is also true: municipal security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

CREDIT An issuer of municipal securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

Many of each Fund's portfolio securities are supported by credit enhancements, which may be provided by either U.S. or foreign entities. These securities have the credit risk of the entity providing the credit support. Credit support provided by a foreign entity may be less certain because of the possibility of adverse foreign economic, political or legal developments that may affect the ability of that entity to meet its obligations. A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund's portfolio may affect the value of the securities they insure, the Fund's share price and Fund performance. A Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

[Begin callout]
Because interest rates and municipal security prices fluctuate, the amount of a Fund's distributions, its yield, and the value of your investment in that Fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

INCOME Since each Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

CALL A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling, because the issuer can issue new securities with lower interest payments. If a security is called, a Fund may have to replace it with a lower-yielding security. At any time, each Fund may have a large amount of its assets invested in municipal securities subject to call risk. A call of some or all of these securities may lower a Fund's income and yield and its distributions to shareholders.

MARKET A security's value may be reduced by market activity or the results of supply and demand. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.


Each Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, housing, industrial development, and transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

DIVERSIFICATION The Florida Fund is a non-diversified fund. It may invest a greater portion of its assets in the municipal securities of one issuer than a diversified fund. The Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities, which may result in greater fluctuation in the value of its shares. The Fund, however, intends to meet certain tax diversification requirements. The other Funds are all diversified funds. The Franklin Insured Tax-Free Income Fund is diversified nationally and will not invest more than 25% of its total assets in the municipal securities of any one state or territory.

STATE Since each state Fund invests predominately in municipal securities of its state, events in that state are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to the state's municipal issuers.

A negative change in any one of these or other areas could affect the ability of a state's municipal issuers to meet their obligations. It is important to remember that economic, budget and other conditions within a state are unpredictable and can change at any time. For these reasons, each state Fund involves more risk than an investment in a fund that does not focus on securities of a single state.

To the extent the Franklin Insured Tax-Free Income Fund is invested in a state, events in that state may affect the Fund's investments and its performance.


U.S. TERRITORIES Consistent with its policy of investing 80% of its net assets in insured municipal securities, each Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories. As with state municipal securities, events in any of these territories where a Fund is invested may affect the Fund's investments and its performance.

More detailed information about the Funds, their policies and risks and about municipal securities held by the Funds can be found in the Funds' Statement of Additional Information (SAI).


[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]

[Insert graphic of a bull and a bear]  PERFORMANCE
                                       -----------

The bar charts and tables below show the volatility of each Fund's returns, which is one indicator of the risks of investing in a Fund. The bar charts show changes in each Fund's returns from year to year over the calendar years shown. The tables show how each Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

After-tax returns are shown only for Class A; after-tax returns for other Classes of shares will vary.


FLORIDA FUND ANNUAL TOTAL RETURNS/1

[Insert bar graph]


-9.85%  21.24% 8.00%  5.02%  6.67%  -4.59% 13.14%  4.46%
94      95     96     97     98     99     00      01
                        YEAR


[Begin callout]
BEST
QUARTER:
Q1 '95
9.30%

WORST
QUARTER:
Q1 '94
-8.79%
[End callout]


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001



                                                               SINCE
                                                             INCEPTION
                                        1 YEAR     5 YEARS   (4/30/93)
----------------------------------------------------------------------
Florida Fund - Class A/2
Return Before Taxes                      0.02%      3.89%    4.98%
Return After Taxes on Distributions      0.02%      3.88%    4.98%
Return After Taxes on Distributions
 and Sale of Fund Shares                 1.80%      4.05%    4.97%
Lehman Brothers Municipal Bond Index/3   5.13%      5.98%    6.07%
(index reflects no deduction for fees,
 expenses, or taxes)

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was 0.53% for Class A.

2. Figures reflect sales charges. All Fund performance assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

INSURED FUND - CLASS A ANNUAL TOTAL RETURNS/1

[Insert bar graph]



9.38%  11.83%  -3.59% 13.60% 4.18%  8.11%  6.04%  -3.40%  12.01%  4.60%
92     93      94     95     96     97     98     99      00      01
                                YEAR


[Begin callout]
BEST
QUARTER:
Q1 '95
5.63%

WORST
QUARTER:
Q1 '94
-4.22%
[End callout]


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                         1 YEAR   5 YEARS   10 YEARS
----------------------------------------------------------------------
Insured Fund - Class A/2
Return Before Taxes                      0.17%     4.44%     5.66%
Return After Taxes on Distributions      0.17%     4.35%     5.62%
Return After Taxes on Distributions
 and Sale of Fund Shares                 2.03%     4.57%     5.66%
Lehman Bros. Municipal Bond Index/3      5.13%     5.98%     6.63%
(index reflects no deduction for
fees, expenses, or taxes)


                                                              SINCE
                                                            INCEPTION
                                                   1 YEAR    (2/1/00)
-----------------------------------------------------------------------
Insured Fund - Class B/2                           0.19%     6.60%
Lehman Brothers Municipal Bond Index/3             5.13%     8.98%



                                                              SINCE
                                                            INCEPTION
                                          1 YEAR   5 YEARS  (5/1/95)
------------------------------------------------------------------------
Insured Fund - Class C/2                  1.98%    4.58%     5.06%
Lehman Brothers Municipal Bond Index/3    5.13%    5.98%     6.59%


1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was 0.84% for Class A.

2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers
Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

MASSACHUSETTS FUND - CLASS A ANNUAL TOTAL RETURNS/1

[Insert bar graph]


8.98%  11.79%  -3.63%  14.06%  8.53%  4.21%  5.39%  -3.72%  13.21%  4.18%
92     93      94      95      96     97     98     99      00      01
                                 YEAR



[Begin callout]
BEST
QUARTER:
Q1 '95
5.87%

WORST
QUARTER:
Q1 '97
-4.53%
[End callout]


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                             1 YEAR     5 YEARS   10 YEARS
----------------------------------------------------------------------------
Massachusetts Fund - Class A/2
Return Before Taxes                           -0.23%      3.62%     5.67%
Return After Taxes on Distributions           -0.22%      3.54%     5.63%
Return After Taxes on Distributions
 and Sale of Fund Shares                       1.74%      3.85%     5.64%
Lehman Brothers Municipal Bond Index/3         5.13%      5.98%     6.63%
(index reflects no deduction for
fees, expenses, or taxes)
                                                                    SINCE
                                                                  INCEPTION
                                             1 YEAR     5 YEARS   (5/1/95)
-----------------------------------------------------------------------------

Massachusetts Fund - Class C/2                 1.46%      4.42%     5.07%
Lehman Brothers Municipal Bond Index/3         5.13%      5.98%     6.59%


1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was 0.64% for Class A.

2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers
Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


MICHIGAN FUND - CLASS A ANNUAL TOTAL RETURNS/1

[Insert bar graph]


9.45%  12.09%  -3.93%  13.83%  8.87%  3.58%  6.47%  -2.27%  11.02%  4.83%
92     93      94      95      96     97     98     99      00      01
                               YEAR


[Begin callout]
BEST
QUARTER:
Q1 '95
5.70%


WORST
QUARTER:
Q1 '97
-4.60%
[End callout]


AVERAGE ANNUAL TOTAL RETURNS


For the periods ended December 31, 2001

                                        1 YEAR   5 YEARS  10 YEARS
--------------------------------------------------------------------
Michigan Fund - Class A/2
Return Before Taxes                     0.41%     3.73%     5.78%
Return After Taxes on Distributions     0.41%     3.66%     5.75%
Return After Taxes on Distributions
 and Sale of Fund Shares                2.14%     3.95%     5.74%
Lehman Bros. Municipal Bond Index/3     5.13%     5.98%     6.63%
(index reflects no deduction for
 fees, expenses, or taxes)

                                                            SINCE
                                                          INCEPTION
                                                  1 YEAR  (2/1/00)
--------------------------------------------------------------------
Michigan Fund - Class B/2                         0.31%     6.11%
Lehman Brothers Municipal Bond Index/3            5.13%     8.98%



                                                            SINCE
                                                          INCEPTION
                                        1 YEAR   5 YEARS  (5/1/95)
--------------------------------------------------------------------
Michigan Fund - Class C/2               2.29%     4.76%     5.24%
Lehman Brothers Municipal Bond Index/3  5.13%     5.98%     6.59%

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was 0.75% for Class A.

2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers
Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

MINNESOTA FUND - CLASS A ANNUAL TOTAL RETURNS/1

[Insert bar graph]


8.62% 10.98%  -3.55%  13.31%  3.49%  7.69%  5.68%  -3.74%  11.90%  4.73%
92    93      94      95      96     97     98     99      00      01
                                YEAR


[Begin callout]
BEST
QUARTER:
Q1 '95
5.70%

WORST
QUARTER:
Q1 '94
-3.83%
[End callout]


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001
                                         1 YEAR   5 YEARS  10 YEARS
-----------------------------------------------------------------------
Minnesota Fund - Class A/2
Return Before Taxes                       0.24%    4.22%     5.30%
Return After Taxes on Distributions       0.24%    4.17%     5.27%
Return After Taxes on Distributions
 and Sale of Fund Shares                  2.03%    4.37%     5.33%
Lehman Brothers Municipal Bond Index/3    5.13%    5.98%     6.63%
(index reflects no deduction
for fees, expenses, or taxes)
                                                             SINCE
                                                           INCEPTION
                                         1 YEAR   5 YEARS  (5/1/95)
-------------------------------------------------------------------------
Minnesota Fund - Class C/2                2.10%    4.35%     4.71%
Lehman Brothers Municipal Bond Index/3    5.13%    5.98%     6.59%


1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was 0.83% for Class A.

2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers
Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

OHIO FUND - CLASS A ANNUAL TOTAL RETURNS/1
[Insert bar graph]


8.98%  12.47%  -4.48%  14.34%  4.47%  8.16%  5.94%  -3.00%  11.34%  4.74%
92     93      94      95      96     97     98     99      00      01
                               YEAR


[Begin callout]
BEST
QUARTER:
Q1 '95
6.09%

WORST
QUARTER:
Q1 '94
-4.75%
[End callout]


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                             1 YEAR   5 YEARS   10 YEARS
----------------------------------------------------------------------------
Ohio - Class A/2
Return Before Taxes                           0.30%    4.42%     5.67%
Return After Taxes on Distributions           0.29%    4.38%     5.65%
Return After Taxes on Distributions
 and Sale of Fund Shares                      2.09%    4.53%     5.64%
Lehman Brothers Municipal Bond Index/3        5.13%    5.98%     6.63%
(index reflects no deduction for
fees, expenses, or taxes)



                                                                  SINCE
                                                                INCEPTION
                                                       1 YEAR    (2/1/00)
----------------------------------------------------------------------------
Ohio - Class B/2                                        0.23%     6.17%
Lehman Brothers Municipal Bond Index/3                  5.13%     8.98%


                                                                 SINCE
                                                               INCEPTION
                                              1 YEAR   5 YEARS  (5/1/95)
----------------------------------------------------------------------------
Ohio Fund - Class C/2                          2.22%    4.56%     5.14%
Lehman Brothers Municipal Bond Index/3         5.13%    5.98%     6.59%


1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was 0.93% for Class A.

2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers
Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


[Insert graphic of percentage sign]  FEES AND EXPENSES
                                     -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                               MASSA-
                              FLORIDA INSURED CHUSETTS MICHIGAN MINNESOTA OHIO
CLASS A                        FUND    FUND     FUND     FUND     FUND    FUND
------------------------------------------------------------------------------
Maximum sales charge (load)
 as a percentage of
 offering price                4.25%   4.25%   4.25%    4.25%   4.25%   4.25%
Load imposed on purchases      4.25%   4.25%   4.25%    4.25%   4.25%   4.25%
Maximum deferred
 sales charge (load)/1         NONE    NONE    NONE     NONE    NONE    NONE


CLASS B
------------------------------------------------------------------------------
Maximum sales charge (load)
 as a percentage of offering
 price                          -     4.00%     -       4.00%     -      4.00%
Load imposed on purchases       -     NONE      -       NONE      -      NONE
Maximum deferred
 sales charge (load)/2          -     4.00%     -       4.00%     -      4.00%


CLASS C
------------------------------------------------------------------------------
Maximum sales charge (load)
 as a percentage of offering
 price                          -     1.99%    1.99%    1.99%   1.99%    1.99%
Load imposed on purchases       -     1.00%    1.00%    1.00%   1.00%    1.00%
Maximum deferred  sales charge
(load)/3                        -     0.99%    0.99%    0.99%   0.99%    0.99%


1. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 29).
2. Declines to zero after six years.
3. This is equivalent to a charge of 1% based on net asset value.

Please see "Choosing a Share Class" on page 29 for an explanation of how and when these sales charges apply.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                               MASSA-
                              FLORIDA INSURED CHUSETTS MICHIGAN MINNESOTA OHIO
CLASS A                        FUND    FUND     FUND     FUND     FUND    FUND
------------------------------------------------------------------------------
Management fees                0.60%   0.47%    0.52%   0.47%    0.50%    0.48%
Distribution and service
(12b-1)fees                    0.10%   0.10%    0.10%   0.10%    0.09%    0.10%
Other expenses                 0.08%   0.06%    0.07%   0.07%    0.07%    0.07%
                               ------------------------------------------------
Total annual Fund
 operating expenses            0.78%   0.63%    0.69%   0.64%    0.66%    0.65%
                               ================================================
CLASS B
-------------------------------------------------------------------------------
Management fees                  -     0.47%      -     0.47%      -      0.48%
Distribution and service
 (12b-1) fees                    -     0.65%      -     0.65%      -      0.65%
Other expenses                   -     0.06%      -     0.07%      -      0.07%
                               ------------------------------------------------
Total annual Fund
 operating expenses              -     1.18%      -     1.19%      -      1.20%
                               ================================================
CLASS C
-------------------------------------------------------------------------------
Management fees                  -     0.47%    0.52%   0.47%    0.50%    0.48%
Distribution and service
 (12b-1 fees)                    -     0.65%    0.65%   0.65%    0.65%    0.65%
Other expenses                   -     0.06%    0.07%   0.07%    0.07%    0.07%
                               ------------------------------------------------
Total annual Fund
 operating expenses              -     1.18%    1.24%   1.19%    1.22%    1.20%
                               ================================================


EXAMPLE

This example can help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. It assumes:

o  You invest $10,000 for the periods shown;
o  Your investment has a 5% return each year; and
o  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                     MASSA-
                    FLORIDA INSURED CHUSETTS MICHIGAN MINNESOTA OHIO
                      FUND    FUND    FUND     FUND     FUND    FUND
---------------------------------------------------------------------------

If you sell your shares at the end of the period:

CLASS A


1 Year/1              $501   $486     $492     $488     $490    $489
3 Years               $664   $617     $636     $621     $627    $624
5 Years               $840   $759     $793     $767     $777    $772
10 Years            $1,350 $1,172   $1,247   $1,189   $1,213  $1,201


CLASS B


1 Year                 -     $520      -       $521      -      $522
3 Years                -     $675      -       $678      -      $681
5 Years                -     $849      -       $854      -      $860
10 Years/2             -   $1,277      -     $1,290      -    $1,302



CLASS C


1 Year                 -     $318     $324     $319     $322    $320
3 Years                -     $471     $489     $473     $483    $477
5 Years                -     $743     $774     $746     $764    $753
10 Years               -   $1,517   $1,585   $1,525   $1,563  $1,540


                                     MASSA-
                    FLORIDA INSURED CHUSETTS MICHIGAN MINNESOTA OHIO
                     FUND    FUND     FUND     FUND     FUND    FUND
------------------------------------------------------------------------
If you donot sell
 your shares:

CLASS B


1 Year                 -     $120      -       $121      -      $122
3 Years                -     $375      -       $378      -      $381
5 Years                -     $649      -       $654      -      $660
10 Years/2             -   $1,277      -     $1,290      -    $1,302



CLASS C


1 Year                 -     $219     $225     $220     $223    $221
3 Years                -     $471     $489     $473     $483    $477
5 Years                -     $743     $774     $746     $764    $753
10 Years               -   $1,517   $1,585   $1,525   $1,563  $1,540



1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumesconversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

[Insert graphic of briefcase]  MANAGEMENT
                               ----------


Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is each Fund's investment manager. Together, Advisers and its affiliates manage over $275 billion in assets.


The team responsible for the Funds' management is:

SHEILA AMOROSO, SENIOR VICE PRESIDENT OF ADVISERS
Ms. Amoroso has been an analyst or portfolio manager of the Florida Fund since its inception and the Insured, Massachusetts, Michigan, Minnesota and Ohio Funds since 1987. She is the co-Director of Franklin's Municipal Bond Department. She joined Franklin Templeton Investments in 1986.

JAMES CONN, VICE PRESIDENT OF ADVISERS
Mr. Conn has been an analyst or portfolio manager of the Insured, Massachusetts, Michigan, Minnesota and Ohio Funds since 1999. He joined Franklin Templeton Investments in 1996. Previously, he was a portfolio manager with California Investment Trust.

JOHN POMEROY, VICE PRESIDENT OF ADVISERS
Mr. Pomeroy has been an analyst or portfolio manager of the Florida, Insured, Massachusetts, Michigan, Minnesota and Ohio Funds since 1989. He joined Franklin Templeton Investments in 1986.


FRANCISCO RIVERA, VICE PRESIDENT OF ADVISERS
Mr. Rivera has been an analyst or portfolio manager of the Massachusetts Fund since 1996. He joined Franklin Templeton Investments in 1994.

CHRISTOPHER SPERRY, VICE PRESIDENT OF ADVISERS
Mr. Sperry has been an analyst or portfolio manager of the Florida Fund since 2000. He joined Franklin Templeton Investments in 1996.


STELLA S. WONG, VICE PRESIDENT OF ADVISERS
Ms. Wong has been an analyst or portfolio manager of the Florida Fund since its inception and the Ohio Fund since 1986. She joined Franklin Templeton Investments in 1986.


Each Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended February 28, 2002, each Fund paid to the manager for its services the following management fees as a percentage of its average monthly net assets:

                                            MANAGEMENT
                                               FEES
                                        (as a percentage of
                                       average monthly assets)
--------------------------------------------------------------------
Florida Fund                                0.60%
Insured Fund                                0.47%
Massachusetts Fund                          0.52%
Michigan Fund                               0.47%
Minnesota Fund                              0.50%
Ohio Fund                                   0.48%



[Insert graphic of dollar signs and stacks of coins]
DISTRIBUTIONS AND TAXES
-----------------------


INCOME AND CAPITAL GAIN DISTRIBUTIONS Each Fund typically declares income dividends each day that its net asset value is calculated and pays them monthly. A Fund does not pay "interest." Your account begins to receive dividends on the day after the Fund receives your investment and continues to receive dividends through the day it receives a request to sell your shares. Capital gains, if any, may be distributed at least annually. The amount of any distributions will vary, and there is no guarantee a Fund will pay either income dividends or capital gain distributions.

AVOID "BUYING A DIVIDEND" If you invest in a Fund shortly before it makes a capital gain distribution, you may receive some of your investment back in the form of a taxable distribution.


TAX CONSIDERATIONS You may receive three different types of distributions from the Fund:


o EXEMPT-INTEREST DIVIDENDS Most Fund distributions consist of exempt-interest dividends (dividends paid from interest earned on municipal securities). In general, these dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are also exempt from that state's personal income tax. Income from municipal securities of other states generally does not qualify as tax-free. Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans and other tax-exempt investors, or for residents of other states.


Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. Each Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a tax preference item when determining your alternative minimum tax.


o TAXABLE INCOME DIVIDENDS Each Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. A Fund may also distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income.

o CAPITAL GAIN DISTRIBUTIONS Each Fund may also realize net long-term capital gains and distribute these gains to you as capital gain distributions. These distributions are taxable to you as long-term capital gains no matter how long you have owned your shares.


Distributions of ordinary income and capital gains are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year.


BACKUP WITHHOLDING By law, a Fund must withhold a portion of your taxable distributions and sales proceeds unless you:


o  provide your correct social security or taxpayer identification number,
o  certify that this number is correct,
o  certify that you are not subject to backup withholding, and
o  certify that you are a U.S. person (including a U.S. resident alien).


The Fund must also withhold if the IRS instructs it to do so. When withholding is required, the amount will be 30% of any distributions or proceeds paid in calendar years 2002 or 2003.


When you sell your shares in a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Franklin Templeton fund is the same as a sale.


Distributions of ordinary income and capital gains, and gains from the sale of your Fund shares are generally subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.


[Insert graphic of a dollar bill]  FINANCIAL HIGHLIGHTS
                                   --------------------


The tables below present each Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

FLORIDA FUND
CLASS A                             YEAR ENDED FEBRUARY 28,
-------------------------------------------------------------------
                                 2002   2001   2000   1999   1998
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of    10.36   9.61  10.53  10.43   9.99
year
                                -----------------------------------
 Net investment income/1           .48    .49    .48    .51    .53
                                -----------------------------------
 Net realized and unrealized
 gains (losses)                    .14    .74   (.92)   .10    .44
                                -----------------------------------
Total from investment              .62   1.23   (.44)   .61    .97
operations
                                -----------------------------------
Distributions from net
investment income                 (.48)  (.48)  (.48)  (.51)  (.53)
                                -----------------------------------
Net asset value, end of year     10.50  10.36   9.61  10.53  10.43
                                ===================================
Total return (%)/2                6.14  13.10  (4.22)  6.01   9.94

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x 127,595116,581108,831124,488101,506 1,000) Ratios to average net assets:
(%)
 Expenses                          .78    .78    .76    .42    .35
 Expenses excluding waiver
 and payments by affiliate         .78    .78    .77    .79    .80
 Net investment income            4.58   4.87   4.79   4.88   5.16
Portfolio turnover rate (%)      23.17  29.18  23.92   1.81   8.08

1. Based on average shares outstanding effective year ended February 29, 2000.
2. Total return does not include sales charges.

INSURED FUND
CLASS A                             YEAR ENDED FEBRUARY 28,
-------------------------------------------------------------------
                                2002   2001   2000/3   1999  1998
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of    11.98  11.24  12.26  12.31 12.15
year
                                -----------------------------------
 Net investment income/1           .59    .60    .61    .63   .66
 Net realized and unrealized
 gains (losses)                    .16    .74  (1.00)   .06   .29
                                -----------------------------------
Total from investment              .75   1.34   (.39)   .69   .95
operations
                                -----------------------------------
Less distributions from:
 Net investment income            (.60)  (.60)  (.61)  (.64) (.67)
 Net realized gains               -      -      (.02)  (.10) (.12)
                                -----------------------------------
Total distributions               (.60)  (.60)  (.63)  (.74) (.79)
                                -----------------------------------
Net asset value, end of year     12.13  11.98  11.24  12.26 12.31
                                ===================================
Total return (%)/2                6.39  12.24  (3.21)  5.72  8.09

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x 1  1,554  1,472  1,446  1,727 1,685 million)
Ratios to average net assets:
(%)
 Expenses                          .63    .62    .62    .62   .61
 Net investment income            4.90   5.23   5.23   5.11  5.44
Portfolio turnover rate (%)       8.48  10.40  13.29  13.16 27.77


CLASS B
------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning   12.00    11.24    11.14
of year
                            --------------------------
 Net investment income/1       .53      .55      .05
 Net realized and
  unrealized gains             .17      .75      .10
                            --------------------------
Total from investment          .70     1.30      .15
operations
                            --------------------------
Distributions from net
 investment income            (.53)    (.54)    (.05)
Net asset value, end of
 year                        12.17    12.00    11.24
                            --------------------------
Total return (%)/2            5.96    11.80     1.31

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($
x 1,000)                     38,158   6,291      63
Ratios to average net
assets: (%)
 Expenses                     1.18     1.18     1.18/4
 Net investment income        4.35     4.68     5.23/4
Portfolio turnover rate (%)   8.48    10.40    13.29


CLASS C
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of    12.05   11.31  12.33 12.38  12.21
year
                                -----------------------------------
 Net investment income1            .53     .55    .55   .57    .60
 Net realized and unrealized
 gains (losses)                    .16     .73  (1.00)  .05    .29
                                -----------------------------------
Total from investment              .69    1.28   (.45)  .62    .89
operations
                                -----------------------------------
 Distributions from net
  investment income               (.53)   (.54)  (.55) (.57)  (.60)
                                -----------------------------------
 Distributions from net
  realized gains                  -       -      (.02) (.10)  (.12)
                                -----------------------------------
Total distributions               (.53)   (.54)  (.57) (.67)  (.72)
                                -----------------------------------
Net asset value, end of year     12.21   12.05  11.31 12.33  12.38
                                ===================================
Total return (%)/2                5.84   11.55  (3.74) 5.12   7.52

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x    90,403  62,212 56,62765,166 38,057
1,000)
Ratios to average net assets:
(%)
 Expenses                         1.18    1.18   1.18  1.18   1.18
 Net investment income            4.35    4.67   4.66  4.54   4.86
Portfolio turnover rate (%)       8.48   10.40  13.29 13.16  27.77

1. Based on average shares outstanding effective year ended February 29, 2000.
2. Total return does not include sales charges, and is not annualized.
3. For the period February 1, 2000 (effective date) to February 29, 2000 for Class B.
4. Annualized.


MASSACHUSETTS FUND
CLASS A                             YEAR ENDED FEBRUARY 28,
-------------------------------------------------------------------
                                2002   2001   2000   1999   1998
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of    11.54  10.75  11.71  11.75  11.54
year
                                -----------------------------------
 Net investment income/1           .55    .57    .58    .59    .61
 Net realized and unrealized
 gains (losses)                    .11    .79   (.96)   .03    .35
                                -----------------------------------
Total from investment              .66   1.36   (.38)   .62    .96
operations
                                -----------------------------------
Distributions from:

 Net investment income            (.56)  (.57)  (.58)  (.59)  (.62)
 Net realized gains               -      -      -      (.07)  (.13)
                                -----------------------------------
Total distributions               (.56)  (.57)  (.58)  (.66)  (.75)
                                -----------------------------------
Net asset value, end of year     11.64  11.54  10.75  11.71  11.75
                                ===================================
Total return (%)/2                5.87  12.94  (3.34)  5.36   8.50

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year       382,300 327,650 306,531 340,109 328,147
($ x 1,000)
Ratios to average net assets:(%)
 Expenses                          .69    .70    .68    .68    .68
 Net investment income            4.79   5.12   5.16   4.99   5.21
Portfolio turnover rate (%)       6.31  15.69  25.75   6.80  30.46



CLASS C
--------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of    11.61   10.81 11.76  11.80  11.59
year
                                ------------------------------------
 Net investment income/1           .49     .51   .52    .52    .55
 Net realized and unrealized
  gains (losses)                   .09     .80  (.96)   .03    .34
                                ------------------------------------
Total from investment              .58    1.31  (.44)   .55    .89
operations
                                ------------------------------------
 Distributions from net
  investment income               (.49)   (.51) (.51)  (.52)  (.55)
                                ------------------------------------
 Distributions from net
  realized gains                  -       -     -      (.07)  (.13)
                                ------------------------------------
Total distributions               (.49)   (.51) (.51)  (.59)  (.68)
                                ------------------------------------
 Net asset value, end of year    11.70   11.61 10.81  11.76  11.80
                                ====================================
Total return (%)/2                5.16   12.35 (3.78)  4.74   7.86

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year
($ x 1,000)                     32,354 28,397 27,253 26,271 13,937
Ratios to average net assets:
(%)
 Expenses                         1.24    1.25  1.24   1.24   1.25
 Net investment income            4.24    4.57  4.60   4.44   4.59
Portfolio turnover rate (%)       6.31   15.69 25.75   6.80  30.46

1. Based on average shares outstanding effective year ended February 29, 2000.
2. Total return does not include sales charges, and is not annualized.


MICHIGAN FUND
CLASS A                             YEAR ENDED FEBRUARY 28,
-------------------------------------------------------------------
                                2002   2001  2000/3   1999   1998
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of    12.08  11.37  12.28  12.20  12.00
year
                               ------------------------------------
 Net investment income/1           .58    .60    .60    .61    .63
 Net realized and unrealized
 gains (losses)                    .18    .70   (.91)   .13    .34
                               ------------------------------------
Total from investment              .76   1.30   (.31)   .74    .97
operations
                               ------------------------------------
Distributions from net
 investment income                (.59)  (.59)  (.60)  (.61)  (.64)
                               ------------------------------------
Distributions from net
 realized gains                   -      -     -4      (.05)  (.13)

Total distributions               (.59)  (.59)  (.60)  (.66)  (.77)
                               ------------------------------------
Net asset value, end of year     12.25  12.08  11.37  12.28  12.20
                               ====================================
Total return (%)/2                6.44  11.74  (2.57)  6.23   8.37

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x     1,185  1,085  1,058  1,161   1,143
1 million)
Ratios to average net assets:
(%)
 Expenses                          .64    .64    .63    .63    .63
 Net investment income            4.81   5.10   5.10   4.98   5.24
Portfolio turnover rate (%)       8.86  10.34  13.73   7.37  20.08

CLASS B
-----------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of   12.12    11.38 11.31
period
                               ----------------------
 Net investment income/1          .52      .54   .05
 Net realized and unrealized      .17      .73   .07
  gains
                               ----------------------
Total from investment             .69     1.27   .12
 operations
                               ----------------------
Distributions from net
 investment income               (.52)    (.53) (.05)
                               ----------------------
Net asset value, end of period  12.29    12.12 11.38
                               ======================
Total return (%)/2               5.81    11.28  1.11

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($    30,225   7,818   228
x 1,000)
Ratios to average net assets:
(%)
 Expenses                        1.19     1.20  1.19/5
 Net investment income           4.25     4.52  4.88/5
Portfolio turnover rate (%)      8.86    10.34 13.73

CLASS C
-------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of   12.17    11.45  12.36  12.27 12.07
year
                               -----------------------------------
 Net investment income/1          .52      .54   .54    .55   .57
 Net realized and unrealized
 gains (losses)                   .17      .71  (.92)   .13   .33
                               -----------------------------------
Total from investment             .69     1.25  (.38)   .68   .90
 operations
                               -----------------------------------
 Distributions from net          (.52)    (.53) (.53)  (.54) (.57)
 investment income

 Distributions from net
 realized   gains                -        -    -4      (.05) (.13)
                               -----------------------------------
Total distributions              (.52)    (.53) (.53)  (.59) (.70)
                               -----------------------------------
Net asset value, end of year    12.34    12.17 11.45  12.36 12.27
                               ===================================
Total return (%)/2               5.80    11.14 (3.11)  5.71  7.70

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year        77,514  53,620 49,038 49,970 32,873
($ x 1,000)
Ratios to average net assets:
(%)
 Expenses                        1.19     1.20  1.19   1.19  1.20
 Net investment income           4.26     4.54  4.54   4.42  4.67

Portfolio turnover rate (%)      8.86    10.34 13.73   7.37 20.08

1. Based on average shares outstanding effective year ended February 29, 2000.
2. Total return does not include sales charges, and is not annualized.
3. For the period February 1, 2000 (effective date) to February 29, 2000 for Class B.
4. The Fund made a capital gain distribution of $.0003.
5. Annualized.


MINNESOTA FUND
CLASS A                             YEAR ENDED FEBRUARY 28,
--------------------------------------------------------------------
                                 2002    2001   2000   1999   1998
--------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of    11.89   11.13  12.14  12.16  12.01
year
                                ------------------------------------
 Net investment income/1           .58     .58    .59    .61    .64
 Net realized and unrealized
 gains (losses)                    .10     .76   (.99)   .01    .25
                                ------------------------------------
Total from investment              .68    1.34   (.40)   .62    .89
 operations
                                ------------------------------------
 Distributions from net
  investment income               (.58)   (.58)  (.59)  (.62)  (.64)

 Distributions from net
  realized gains                  -       -      (.02)  (.02)  (.10)
                                ------------------------------------
Total distributions               (.58)   (.58)  (.61)  (.64)  (.74)
                                ------------------------------------
Net asset value, end of year     11.99   11.89  11.13  12.14  12.16
                                ====================================
Total return (%)/2                5.84   12.31  (3.30)  5.18   7.60

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year        485,818 465,758 451,142 515,174 495,315
($ x 1,000)
Ratios to average net assets:
(%)
 Expenses                          .66     .67    .66    .67    .65
 Net investment income            4.81    5.04   5.05   5.01   5.29
Portfolio turnover rate (%)       4.86   24.68  15.79  16.25  14.87

CLASS C
--------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of    11.95   11.18  12.19  12.21  12.05
year
                                ------------------------------------
 Net investment income/1           .51     .52    .52    .54    .57
 Net realized and unrealized
 gains (losses)                    .10     .76   (.98)   .01    .26
                                ------------------------------------
Total from investment              .61    1.28   (.46)   .55    .83
 operations
                                ------------------------------------
 Distributions from net
  investment income               (.51)   (.51)  (.53)  (.55)  (.57)

                                ------------------------------------
 Distributions from net
  realized gains                  -       -      (.02)  (.02)  (.10)
                                ------------------------------------
Total distributions               (.51)   (.51)  (.55)  (.57)  (.67)
                                ------------------------------------
Net asset value, end of year     12.05   11.95  11.18  12.19  12.21
                                ====================================
Total return (%)/2                5.22   11.74  (3.84)  4.58   7.04

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x    39,170  24,738 21,828 20,896 10,131
1,000)
Ratios to average net assets:
(%)
 Expenses                         1.22    1.23   1.22   1.23   1.22
 Net investment income            4.26    4.49   4.50   4.44   4.72
Portfolio turnover rate (%)       4.86   24.68  15.79  16.25  14.87

1. Based on average shares outstanding effective year ended February 29, 2000.
2. Total return does not include sales charges.

OHIO FUND
CLASS A                             YEAR ENDED FEBRUARY 28,
-------------------------------------------------------------------
                                 2002    2001   2000/3   1999   1998
--------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of    12.21   11.52  12.49  12.45  12.19
year
                                ------------------------------------
 Net investment income/1           .60     .61    .61    .62    .64
 Net realized and unrealized
  gains (losses)                   .16     .68   (.95)   .07    .33
                                ------------------------------------
Total from investment              .76    1.29   (.34)   .69    .97
 operations
                                ------------------------------------
 Distributions from net
  investment income               (.60)   (.60)  (.61)  (.62)  (.64)

 Distributions from net
  realized gains                  -       -      (.02)  (.03)  (.07)
                                ------------------------------------
Total distributions               (.60)   (.60)  (.63)  (.65)  (.71)
                                ------------------------------------
Net asset value, end of year     12.37   12.21  11.52  12.49  12.45
                                ====================================
Total return (%)/2                6.41   11.48  (2.80)  5.63   8.22

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year        752,423 698,853 689,084 776,592 741,079
($ x  1,000)
Ratios to average net assets:
(%)
 Expenses                          .65     .66    .64    .65    .64
 Net investment income            4.86    5.10   5.07   4.98   5.24
Portfolio turnover rate (%)       9.62   16.45   9.61   6.56  12.84

CLASS B
------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of    12.23   11.52  11.43
period
                                ----------------------
 Net investment income/1           .53     .55    .05
 Net realized and unrealized
  gains                            .17     .70    .09
                                ----------------------
Total from investment              .70    1.25    .14
 operations
                                ----------------------
Distributions from net
 investment income                (.53)   (.54)  (.05)
                                ----------------------
Net asset value, end of period   12.40   12.23  11.52
                                =======================
Total return (%)/2                5.89   11.04   1.19

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period       16,629   3,649     76
($ x 1,000)
Ratios to average net assets:
(%)
 Expenses                         1.20    1.22   1.20/4
 Net investment income            4.31    4.53   5.02/4
Portfolio turnover rate (%)       9.62   16.45   9.61

CLASS C
--------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of   12.28   11.58  12.56  12.51  12.24
year
                                ------------------------------------
 Net investment income/1          .53     .54    .54    .55    .58
 Net realized and unrealized
 gains (losses)                   .17     .69   (.96)   .08    .34
                                ------------------------------------
Total from investment             .70    1.23   (.42)   .63    .92
operations
                                ------------------------------------
 Distributions from net
  investment income              (.53)   (.53)  (.54)  (.55)  (.58)

 Distributions from net
  realized gains                 -       -      (.02)  (.03)  (.07)
                                ------------------------------------
Total distributions              (.53)   (.53)  (.56)  (.58)  (.65)
                                ------------------------------------
Net asset value, end of year    12.45   12.28  11.58  12.56  12.51
                                ====================================
Total return (%)/2               5.87   10.90  (3.41)  5.10   7.66

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                    59,305  42,072 40,181 42,258 28,178

Ratios to average net assets:
(%)
 Expenses                        1.20    1.22   1.20   1.21   1.20
 Net investment income           4.31    4.55   4.52   4.42   4.67
Portfolio turnover rate (%)      9.62   16.45   9.61   6.56  12.84

1. Based on average shares outstanding effective year ended February 29, 2000.
2. Total return does not include sales charges, and is not annualized.
3. For the period February 1, 2000 (effective date) to February 29, 2000 for Class B.
4. Annualized.


YOUR ACCOUNT

[Insert graphic of pencil marking an X]  CHOOSING A SHARE CLASS
                                         ----------------------

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.

                         CLASS B (INSURED,     CLASS C
                         MICHIGAN  AND OHIO    (ALL FUNDS EXCEPT
 CLASS A                 FUNDS ONLY)           FLORIDA)
----------------------------------------------------------------------

o  Initial sales         o  No initial         o  Initial sales
   charge of 4.25% or       sales charge          charge of 1%
   less


o  Deferred sales        o  Deferred sales     o  Deferred sales
   charge of 1% on          charge of 4% on       charge of 1% on
   purchases of $1          shares you sell       shares you sell
   million or more sold     within the first      within 18 months
   within 18 months         year, declining
                            to 1% within six
                            years and
                            eliminated after
                            that


o  Lower annual          o  Higher annual      o  Higher annual
   expenses than Class      expenses than         expenses than
   B or C due to lower      Class A (same as      Class A (same as
   distribution fees        Class C) due to       Class B) due to
                            higher                higher
                            distribution          distribution fees.
                            fees. Automatic       No conversion to
                            conversion to         Class A shares, so
                            Class A shares        annual expenses do
                            after eight           not decrease.
                            years, reducing
                            future annual
                            expenses.


SALES CHARGES - CLASS A

                                THE SALES CHARGE
                                 MAKES UP THIS %       WHICH EQUALS THIS  %
 WHEN YOU INVEST THIS AMOUNT  OF THE OFFERING PRICE  OF YOUR NET INVESTMENT
----------------------------------------------------------------------------
Under $100,000                      4.25                        4.44
$100,000 but under $250,000         3.50                        3.63
$250,000 but under $500,000         2.50                        2.56
$500,000 but under $1 million       2.00                        2.04



INVESTMENTS OF $1 MILLION OR MORE If you invest $1 million or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs (see page 32), you can buy Class A shares without an initial sales charge. However, there is a 1% contingent deferred sales charge (CDSC) on any shares you sell within 18 months of purchase. The way we calculate the CDSC is the same for each class (please see page 31).


DISTRIBUTION AND SERVICE (12B-1) FEES Class A has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows each Fund to pay distribution fees of up to 0.15% per year for the Florida Fund and 0.10% per year for the remaining Funds, to those who sell and distribute Class A shares and provide other services to shareholders. Because these fees are paid out of Class A's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES - CLASS B

IF YOU SELL YOUR SHARES WITHIN           THIS % IS DEDUCTED FROM
THIS MANY YEARS AFTER BUYING THEM        YOUR PROCEEDS AS A CDSC
-----------------------------------------------------------------
1 Year                                              4
2 Years                                             4
3 Years                                             3
4 Years                                             3
5 Years                                             2
6 Years                                             1
7 Years                                             0


With Class B shares, there is no initial sales charge. However, there is a CDSC if you sell your shares within six years, as described in the table above. The way we calculate the CDSC is the same for each class (please see page 31). After 8 years, your Class B shares automatically convert to Class A shares, lowering your annual expenses from that time on.


MAXIMUM PURCHASE AMOUNT The maximum amount you may invest in Class B shares at one time is $249,999. We place any investment of $250,000 or more in Class A shares, since a reduced initial sales charge is available and Class A's annual expenses are lower.

DISTRIBUTION AND SERVICE (12B-1) FEES Class B has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows each Fund to pay distribution and other fees of up to 0.65% per year for the sale of Class B shares and for services provided to shareholders. Because these fees are paid out of Class B's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES - CLASS C

                                THE SALES CHARGE
                                  MAKES UP THIS %      WHICH EQUALS THIS %
WHEN YOU INVEST THIS AMOUNT  OF THE OFFERING PRICE  OF YOUR NET INVESTMENT
----------------------------------------------------------------------------
Under $1 million                   1.00                     1.01

 WE PLACE ANY INVESTMENT OF $1 MILLION OR MORE IN CLASS A SHARES, SINCE THERE
    IS NO INITIAL SALES CHARGE AND CLASS A'S ANNUAL EXPENSES ARE LOWER.

CDSC There is a 1% contingent deferred sales charge (CDSC) on any Class C shares you sell within 18 months of purchase. The way we calculate the CDSC is the same for each class (please see below).

DISTRIBUTION AND SERVICE (12B-1) FEES Class C has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows each Fund to pay distribution and other fees of up to 0.65% per year for the sale of Class C shares and for services provided to shareholders. Because these fees are paid out of Class C's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - CLASS A, B & C

The CDSC for each class is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions.

[Begin callout]
The HOLDING PERIOD FOR THE CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.

For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.
[End callout]

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Franklin Templeton fund (please see page 38 for exchange information).

SALES CHARGE REDUCTIONS AND WAIVERS

If you qualify for any of the sales charge reductions or waivers below, please let us know at the time you make your investment to help ensure you receive the lower sales charge.

QUANTITY DISCOUNTS We offer several ways for you to combine your purchases in Franklin Templeton funds to take advantage of the lower sales charges for large purchases of Class A shares.

[Begin callout]
FRANKLIN TEMPLETON FUNDS include all of the U.S. registered mutual funds of Franklin Templeton Investments, except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund, Inc.
[End callout]

o CUMULATIVE QUANTITY DISCOUNT - lets you combine all of your shares in Franklin Templeton funds for purposes of calculating the sales charge. You also may combine the shares of your spouse, and your children or grandchildren, if they are under the age of 21. Certain company and retirement plan accounts also may be included.

o LETTER OF INTENT (LOI) - expresses your intent to buy a stated dollar amount of shares over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve a portion of your shares to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI.

             TO SIGN UP FOR THESE PROGRAMS, COMPLETE THE APPROPRIATE
                      SECTION OF YOUR ACCOUNT APPLICATION.

REINSTATEMENT PRIVILEGE If you sell shares of a Franklin Templeton fund, you may reinvest some or all of the proceeds within 365 days without an initial sales charge. The proceeds must be reinvested within the same share class, except proceeds from the sale of Class B shares will be reinvested in Class A shares.

If you paid a CDSC when you sold your Class A or C shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.

Proceeds immediately placed in a Franklin Bank Certificate of Deposit (CD) also may be reinvested without an initial sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

This privilege does not apply to shares you buy and sell under our exchange program. Shares purchased with the proceeds from a money fund may be subject to a sales charge.

SALES CHARGE WAIVERS Class A shares may be purchased without an initial sales charge or CDSC by various individuals and institutions or by investors who reinvest certain distributions and proceeds within 365 days. Certain investors also may buy Class C shares without an initial sales charge. The CDSC for each class may be waived for certain redemptions and distributions. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at 1-800/632-2301. A list of available sales charge waivers also may be found in the Statement of Additional Information (SAI).

GROUP INVESTMENT PROGRAM Allows established groups of 11 or more investors to invest as a group. For sales charge purposes, the group's investments are added together. There are certain other requirements and the group must have a purpose other than buying Fund shares at a discount.

[Insert graphic of a paper with lines and someone writing]
BUYING SHARES
-------------

MINIMUM INVESTMENTS
------------------------------------------------------------------
                                        INITIAL      ADDITIONAL
------------------------------------------------------------------
Regular accounts                        $1,000       $50
------------------------------------------------------------------
Automatic investment plans              $50          $50
------------------------------------------------------------------
UGMA/UTMA accounts                      $100         $50
------------------------------------------------------------------
Broker-dealer sponsored wrap account
programs                                $250         $50
------------------------------------------------------------------
Full-time employees, officers,          $100         $50
trustees and directors of Franklin
Templeton entities, and their
immediate family members
------------------------------------------------------------------

           PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE
                     FOR SALE IN YOUR STATE OR JURISDICTION.


ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 36). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic funds transfer to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.




BUYING SHARES
----------------------------------------------------------------------
                     OPENING AN ACCOUNT      ADDING TO AN ACCOUNT
----------------------------------------------------------------------
[Insert graphic of
hands shaking]
                     Contact your            Contact your investment
THROUGH YOUR         investment              representative
INVESTMENT           representative
REPRESENTATIVE
----------------------------------------------------------------------
[Insert graphic of   If you have another     Before requesting a
phone and computer]  Franklin Templeton      telephone or online
                     fund account with your  purchase into an
BY PHONE/ONLINE      bank account            existing account,
                     information on file,    please make sure we
(Up to $100,000 per  you may open a new      have your bank account
shareholder per day) account by phone. At    information on file. If
                     this time, a new        we do not have this
1-800/632-2301       account may not be      information, you will
                     opened online.          need to send written
franklintempleton.com                        instructions with your
                     To make a same day      bank's name and
NOTE:  CERTAIN       investment, your phone  address, a voided check
ACCOUNT TYPES ARE    order must be received  or savings account
NOT AVAILABLE FOR    and accepted by us by   deposit slip, and a
ONLINE ACCOUNT       1:00 p.m. Pacific time  signature guarantee if
ACCESS               or the close of the     the bank and Fund
                     New York Stock          accounts do not have at
                     Exchange, whichever is  least one common owner.
                     earlier.
                                             To make a same day investment,
                                             your phone or online order
                                             must be received and accepted
                                             by us by 1:00 p.m. Pacific time
                                             or the close of the New York
                                             Stock Exchange, whichever is
                                             earlier.
----------------------------------------------------------------------
                     Make your check         Make your check payable
[Insert graphic of   payable to the Fund.    to the Fund. Include
envelope]                                    your account number on
                     Mail the check and      the check.
BY MAIL              your signed
                     application to          Fill out the deposit
                     Investor Services.      slip from your account
                                             statement. If you do not
                                             have a slip, include a note
                                             with your name, the Fund
                                             name, and youraccount
                                             number.

                                             Mail the check and deposit
                                             slip or note to Investor
                                             Services.
----------------------------------------------------------------------
[Insert graphic of   Call to receive a wire  Call to receive a wire
three lightning      control number and      control number and wire
bolts]               wire instructions.      instructions.

                     Wire the funds and      To make a same day wire
                     mail your signed        investment, please call
BY WIRE              application to          us by 1:00 p.m. Pacific
                     Investor Services.      time and make sure your
1-800/632-2301       Please include the      wire arrives by 3:00
(or 1-650/312-2000   wire control number or  p.m.
collect)             your new account
                     number on the
                     application.

                     To make a same day
                     wire investment, please
                     call us by 1:00 p.m.
                     Pacific time and make
                     sure your wire arrives
                     by 3:00 p.m.
----------------------------------------------------------------------


[Insert graphic of   Call Shareholder        Call Shareholder Services at
two arrows pointing  Services at the number  the number below, or our
in opposite          below, or send signed   automated TeleFACTS system, or
directions]          written instructions.   send signed written
BY EXCHANGE          You also may place an   instructions. You also may
                     online exchange order.  place an online exchange
TeleFACTS(R)         The TeleFACTS system    order.
1-800/247-1753       cannot be used to open
(around-the-clock    a new account.          (Please see page 38 for
access)                                      information on
                     (Please see page 38     exchanges.)
franklintempleton.   for information on
com                  exchanges.)
----------------------------------------------------------------------


             FRANKLIN TEMPLETON INVESTOR SERVICES P.O. BOX 997151,
                            SACRAMENTO, CA 95899-9983
                        CALL TOLL-FREE: 1-800/632-2301
          (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)

[Insert graphic of person with a headset]  INVESTOR SERVICES
                                           -----------------

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in a Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 with your application.

AUTOMATIC PAYROLL DEDUCTION You may invest in a Fund automatically by transferring money from your paycheck to the Fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

DISTRIBUTION OPTIONS You may reinvest distributions you receive from a Fund in an existing account in the same share class* of the Fund or another Franklin Templeton fund. Initial sales charges and CDSCs will not apply if you reinvest your distributions within 365 days. You also can have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the Fund.

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund.

TELEFACTS(R) Our TeleFACTS system offers around-the-clock access to information about your account or any Franklin Templeton fund. This service is available from touch-tone phones at 1-800/247-1753. For a free TeleFACTS brochure, call 1-800/DIAL BEN.


TELEPHONE/ONLINE PRIVILEGES You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions by phone or online, including: buy, sell, or exchange shares of most funds; use electronic funds transfer to buy or sell shares of most funds; change your address; request a year-end statement; add or change account services (including distribution options, systematic withdrawals, and automatic investment plans).

To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at FRANKLINTEMPLETON.COM. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. If you are registered for online services, you may enroll online in Franklin Templeton's electronic delivery program for your shareholder documents. This will allow you to receive electronic delivery (through our website) of most funds' prospectuses, annual/semiannual reports to shareholders, and proxy statements, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet so you should be sure you are comfortable with the risks.


As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption. Certain methods of contacting us (such as by phone or by Internet) may be unavailable or delayed during periods of unusual market activity. OF COURSE, YOU CAN DECLINE TELEPHONE BUY, SELL, OR EXCHANGE PRIVILEGES ON YOUR ACCOUNT APPLICATION, OR CHOOSE NOT TO REGISTER FOR ONLINE PRIVILEGES. IF YOU HAVE TELEPHONE/ONLINE PRIVILEGES ON YOUR ACCOUNT AND WANT TO DISCONTINUE THEM, PLEASE CONTACT US FOR INSTRUCTIONS. You may reinstate these privileges at any time in writing, including online registration with respect to online privileges.

NOTE: We discourage you from including confidential or sensitive information in any Internet communication to us. If you do choose to send email (encrypted or not) to us over the Internet, you are accepting the associated risks of lack of confidentiality.

EXCHANGE PRIVILEGE You can exchange shares between most Franklin Templeton funds within the same class*, generally without paying any additional sales charges. If you exchange shares held for less than six months, however, you may be charged the difference between the initial sales charge of the two funds if the difference is more than 0.25%. If you exchange shares from a money fund, a sales charge may apply no matter how long you have held the shares.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. Any CDSC will continue to be calculated from the date of your initial investment and will not be charged at the time of the exchange. The purchase price for determining a CDSC on exchanged shares will be the price you paid for the original shares. If you exchange shares subject to a CDSC into a Class A money fund, the time your shares are held in the money fund will not count towards the CDSC holding period.

If you exchange your Class B shares for the same class of shares of another Franklin Templeton fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares.

Because excessive trading can hurt fund performance, operations and shareholders, each Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the Fund or its manager believes the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund (please see "Market Timers" on page 43).

*Class Z shareholders of Franklin Mutual Series Fund Inc. may exchange into Class A without any sales charge. Advisor Class shareholders of another Franklin Templeton fund also may exchange into Class A without any sales charge. Advisor Class shareholders who exchange their shares for Class A shares and later decide they would like to exchange into another fund that offers Advisor Class may do so.

SYSTEMATIC WITHDRAWAL PLAN This plan allows you to automatically sell your shares and receive regular payments from your account. A CDSC may apply to withdrawals that exceed certain amounts. Certain terms and minimums apply. To sign up, complete the appropriate section of your application.

[Insert graphic of a certificate] SELLING SHARES
                                  --------------

You can sell your shares at any time. Please keep in mind that a contingent deferred sales charge (CDSC) may apply.

SELLING SHARES IN WRITING Generally, requests to sell $100,000 or less can be made over the phone, online, or with a simple letter. Sometimes, however, to protect you and the Fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o you are selling more than $100,000 worth of shares o you want your proceeds paid to someone who is not a registered owner o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the Fund against potential claims based on the instructions received.

SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased, we may delay sending you the proceeds until your check, draft or wire/electronic funds transfer has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.


SELLING SHARES
---------------------------------------------------------------
                       TO SELL SOME OR ALL OF YOUR SHARES
---------------------------------------------------------------
[Insert graphic of
hands shaking]
                      Contact your investment representative
THROUGH YOUR
INVESTMENT
REPRESENTATIVE
---------------------------------------------------------------
[Insert graphic of    Send written instructions and endorsed
envelope]             share certificates (if you hold share
                      certificates) to Investor Services.
BY MAIL               Corporate, partnership or trust accounts
                      may need to send additional documents.

                      Specify the Fund, the account number
                      and the dollar value or number of
                      shares you wish to sell. If you own both
                      Class A and B shares, also specify the
                      class of shares, otherwise we will sell
                      your Class A shares first. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                      A check will be mailed to the name(s) and
                      address on the account, or otherwise according
                      to your written instructions.
---------------------------------------------------------------
[Insert graphic of    As long as your transaction is for
phone and computer]   $100,000 or less, you do not hold share
                      certificates and you have not changed
BY PHONE/ONLINE       your address by phone or online within
                      the last 15 days, you can sell your
1-800/632-2301        shares by phone or online.


franklintempleton.com A check will be mailed to the name(s) and address on the account. Written instructions, with a signature guarantee, are required to send the check to another address or to make it payable to another person.

---------------------------------------------------------------
[Insert graphic of    You can call, write, or visit us online
three                 to have redemption proceeds sent to a
lightning bolts]      bank account. See the policies above
                      for selling shares by mail, phone, or
BY ELECTRONIC FUNDS   online.
TRANSFER (ACH)
                      Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file.
                      If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the bank and Fund accounts do not have at least one common owner.

                      If we receive your request in proper form by
                      1:00 p.m. Pacific time, proceeds sent by ACH
                      generally will be available within two to three
                      business days.
---------------------------------------------------------------------
[Insert graphic of    Obtain a current prospectus for the fund you
two arrows            are considering. Prospectuses are available
pointing in opposite  online at franklintempleton.com.
directions]
BY EXCHANGE           Call Shareholder Services at the number
                      below or our automated TeleFACTS system,
TeleFACTS(R)          or send signed written instructions. You
1-800/247-1753        also may place an exchange order online.
(around-the-clock     See the policies above for selling shares
access)               by  mail, phone, or online.

                      If you hold share certificates, you will
                      need to return them to the Fund before
                      your exchange can be processed.
----------------------------------------------------------------------

             FRANKLIN TEMPLETON INVESTOR SERVICES P.O. BOX 997151,
                            SACRAMENTO, CA 95899-9983
                        CALL TOLL-FREE: 1-800/632-2301
          (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)

[Insert graphic of paper and pen] ACCOUNT POLICIES
                                  ----------------

CALCULATING SHARE PRICE Each Fund calculates its net asset value per share (NAV) each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class's NAV is calculated by dividing its net assets by the number of its shares outstanding.

[Begin callout]
When you buy shares, you pay the offering price. The offering price is the NAV plus any applicable sales charge.

When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).
[End callout]

Each Fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.


ACCOUNTS WITH LOW BALANCES If the value of your account falls below $500 ($50 for employee and UGMA/UTMA accounts) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record. You will not be charged a CDSC if your account is closed for this reason.

STATEMENTS, REPORTS AND PROSPECTUSES You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement).

You also will receive the Funds' financial reports every six months as well as an annual updated prospectus. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and prospectus. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 1/800-632-2301. At any time you may view current prospectuses and financial reports on our website.

If you choose, you may receive your statements, financial reports and prospectuses through electronic delivery (please see "Telephone/Online Privileges" on page 36).


INVESTMENT REPRESENTATIVE ACCOUNT ACCESS If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and also will receive copies of all notifications and statements and other information about your account directly from the Fund.

STREET OR NOMINEE ACCOUNTS You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.


JOINT ACCOUNT RISK WITH TELEPHONE/ONLINE PRIVILEGES You will automatically receive telephone/online privileges when you open your account. If your account has more than one registered owner, telephone/online privileges allow the Fund to accept online registration for online services (including electronic delivery of shareholder documents) and transaction instructions online or by telephone from only one registered owner. This means that ANY ONE REGISTERED OWNER ON YOUR ACCOUNT, ACTING ALONE AND WITHOUT THE CONSENT OF ANY OTHER REGISTERED OWNER, may give the Fund instructions by telephone, online or in writing (subject to any limitations in telephone or online privileges) to:


o Exchange shares from a jointly registered Fund account requiring all registered owner signatures into an identically registered money fund account that only requires one registered owner's signature to redeem shares;

o Redeem Fund shares and direct the redemption proceeds to a bank account that may or may not be owned by you and, if owned by you jointly with someone else, only requires one person to withdraw funds by check or otherwise;

o Change the bank account to which Fund share redemption proceeds may be sent, which bank account may not be owned by you;

o Purchase Fund shares by debiting a bank account that may be owned by you; and

o Change the bank account that may be debited for Fund share purchases, which new account may be owned by you.

If you do NOT want another registered owner on your account to be able to issue these kinds of instructions to the Fund without your consent, you must instruct the Fund to deny/terminate online privileges and the ability to issue such instructions by telephone so that these types of instructions will only be accepted in writing signed by all account owners. This decision will apply to any other fund into which you may exchange your jointly owned Fund shares. Any later decision to permit these types of instructions by telephone and/or online will need to be given to the Fund in a written instruction signed by all registered owners.


MARKET TIMERS The Insured Fund may restrict or refuse purchases or exchanges by Market Timers. The remaining Funds do not allow investments by Market Timers and may restrict or refuse purchases or exchanges by a shareholder who fails to comply with the restrictions set forth below. You may be considered a Market Timer if you have (i) requested an exchange or redemption out of any of the Franklin Templeton funds within two weeks of an earlier purchase or exchange request out of any fund, or (ii) exchanged or redeemed shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period. Accounts under common ownership or control with an account that is covered by
(i) or (ii) also are subject to these limits.

Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by the Fund, its manager or shareholder services agent, will be issued a written notice of their status and the Fund's policies. Identified Market Timers will be required to register with the market timing desk of Franklin Templeton Investor Services, LLC, and to place all purchase, exchange and redemption trade requests through the desk.

ADDITIONAL POLICIES Please note that the Funds maintain additional policies and reserve certain rights, including:


o The Funds may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.
o The Funds may modify, suspend, or terminate telephone/online privileges at any time.
o At any time, the Funds may change their investment minimums or waive or lower their minimums for certain purchases.
o The Funds may modify or discontinue the exchange privilege on 60 days' notice.
o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
o For redemptions over a certain amount, each Fund reserves the right, in the case of an emergency, to make payments in securities or other assets of the Fund, if the payment of cash proceeds by check, wire or electronic funds transfer would be harmful to existing shareholders.
o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Funds promptly.

DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.


                             CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------
COMMISSION (%)               ---          3.00         2.00/3
Investment under $100,000    4.00         ---          ---
$100,000 but under $250,000  3.25         ---          ---
$250,000 but under $500,000  2.25         ---          ---
$500,000 but under $1        1.85         ---          ---
million
$1 million or more          up to 0.75/1  ---          ---
12B-1 FEE TO DEALER          0.10/1       0.15/2       0.65/4


A dealer commission of up to 1% may be paid on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

MARKET TIMERS. Please note that for Class A NAV purchases by Market Timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase.


1. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase.
2. Dealers may be eligible to receive up to 0.15% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
3. Commission includes advance of the first year's 0.15% 12b-1 service fee.
4. Dealers may be eligible to receive up to 0.15% at the time of purchase and may be eligible to receive 1% starting the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission and the prepaid service fee paid at the time of purchase.



[Insert graphic of question mark]QUESTIONS

If you have any questions about the Funds or your account, you can write to us at P.O. Box 997151, Sacramento, CA 95899-9983. You also can call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.


                                           HOURS (PACIFIC TIME,
DEPARTMENT NAME          TELEPHONE NUMBER  MONDAY THROUGH FRIDAY)
-----------------------------------------------------------------
Shareholder Services     1-800/632-2301    5:30 a.m. to 5:00 p.m.
                                           6:30 a.m. to 2:30 p.m.(Saturday)
Fund Information         1-800/DIAL BEN    5:30 a.m. to 5:00 p.m.
                         (1-800/342-5236)  6:30 a.m. to 2:30 p.m.(Saturday)
Retirement Services      1-800/527-2020    5:30 a.m. to 5:00 p.m.
Advisor Services         1-800/524-4040    5:30 a.m. to 5:00 p.m.
FTI Institutional        1-800/321-8563    6:00 a.m. to 4:00 p.m.
Services
TDD (hearing impaired)   1-800/851-0637    5:30 a.m. to 5:00 p.m.
TeleFACTS(R)(automated)  1-800/247-1753    (around-the-clock access)


FOR MORE INFORMATION

You can learn more about each Fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes a discussion of recent market conditions and Fund strategies that significantly affected each Fund's performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about each Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below. You also can view the current annual/semiannual report online at franklintempleton.com.


FRANKLIN(R)TEMPLETON(R)
1-800/DIAL BEN(R) (1-800/342-5236)
TDD (Hearing Impaired) 1-800/851-0637
franklintempleton.com

You also can obtain information about each Fund by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.











Investment Company Act file #811-4149                              TF1 P 07/02
















FRANKLIN TAX-FREE TRUST

FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND
FRANKLIN INSURED TAX-FREE INCOME FUND
FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND
FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND
FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND
FRANKLIN OHIO INSURED TAX-FREE INCOME FUND



STATEMENT OF ADDITIONAL INFORMATION
JULY 1, 2002

[Insert Franklin Templeton Investments logo]



P.O. BOX 997151, SACRAMENTO, CA 95899-9983 1-800/DIAL BEN(R)


This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Funds' prospectus. The Funds' prospectus, dated July 1, 2002, which we may amend from time to time, contains the basic information you should know before investing in the Funds. You should read this SAI together with the Funds' prospectus.

The audited financial statements and auditor's report in the Funds' Annual Report to Shareholders, for the fiscal year ended February 28, 2002, are incorporated by reference (are legally a part of this SAI).


For a free copy of the current prospectus or annual report, contact your investment representative or call 1-800/DIAL BEN (1-800/342-5236).

CONTENTS
Goals, Strategies and Risks                     2
State and U.S. Territory Risks                  7
Officers and Trustees                          11
Management and Other Services                  16
Portfolio Transactions                         19
Distributions and Taxes                        19
Organization, Voting Rights and
 Principal Holders                             21
Buying and Selling Shares                      22
Pricing Shares                                 27
The Underwriter                                28
Performance                                    30
Miscellaneous Information                      35
Description of Ratings                         36
State Tax Treatment                            38


-------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o  ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
   BANK;

o  ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
   PRINCIPAL.
-------------------------------------------------------------------------------


GOALS, STRATEGIES AND RISKS
-------------------------------------------------------------------------------

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when a Fund makes an investment. In most cases, the Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

If a bankruptcy or other extraordinary event occurs concerning a particular security a Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to shareholders.


Each Fund has adopted certain investment restrictions as fundamental and non-fundamental policies. A fundamental policy may only be changed if the change is approved by (i) more than 50% of the Fund's outstanding shares or (ii) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less. A non-fundamental policy may be changed by the board of trustees without the approval of shareholders.


FUNDAMENTAL INVESTMENT POLICIES

Each Fund's investment goal is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital. Each state Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of the Fund's state.


Each Fund normally invests at least 80% of its total assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax. In addition, each state Fund normally invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of that Fund's state.


Each Fund may not:

1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefore) for temporary or emergency purposes may be made from banks in any amount up to 5% of the total asset value.

2. Buy any securities on "margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

3. Make loans, except through the purchase of readily marketable debt securities which are either publicly distributed or customarily purchased by institutional investors. Although such loans are not presently intended, this prohibition will not preclude the fund from loaning portfolio securities to broker-dealers or other institutional investors if at least 102% cash collateral is pledged and maintained by the borrower; provided such portfolio security loans may not be made if, as a result, the aggregate of such loans exceeds 10% of the value of the Fund's total assets at the time of the most recent loan.

4. Act as underwriter of securities issued by other persons, except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

5. Purchase the securities of any issuer which would result in owning more than 10% of the voting securities of such issuer, except with respect to the Florida Fund, which will not purchase a security, if as a result: i) more than 25% of its total assets would be invested in the securities of a single issuer or ii) with respect to 50% of its total assets, more than 5% of its assets would be invested in the securities of a single issuer.

6. Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees, or investment manager own beneficially more than one-half of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

7. Acquire, lease or hold real estate, except such as may be necessary or advisable for the maintenance of its offices and provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

8. Invest in commodities and commodity contracts, puts, calls, straddles, spreads or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold and dispose of "obligations with puts attached" in accordance with its investment policies.

9. Invest in companies for the purpose of exercising control or management.

10. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, except to the extent permitted by exemptions which may be granted under the Investment Company Act of 1940, which allows the Fund to invest in shares of one or more investment companies, of the type generally referred to as money market funds, managed by Franklin Advisers, Inc. or its affiliates.

11. In the case of the Florida Fund, purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale.

12. Invest more than 25% of its assets in securities of any industry; although for purposes of this limitation, tax-exempt securities and U.S. government obligations are not considered to be part of any industry.


NON-FUNDAMENTAL INVESTMENT POLICIES

Each Fund invests at least 80% of its net assets, in insured municipal securities. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. Unlike the state Funds, the Franklin Insured Tax-Free Income Fund is diversified nationally and will not invest more than 25% of its total assets in the municipal securities of any one state or territory.


Municipal securities issued by a Fund's state or that state's counties, municipalities, authorities, agencies, or other subdivisions, as well as qualifying municipal securities issued by U.S. territories such as Guam, Puerto Rico, the Mariana Islands or the U.S. Virgin Islands, generally pay interest free from federal income tax and from state personal income taxes, if any, for residents of the Fund's state.

Each Fund tries to invest all of its assets in tax-free municipal securities. The issuer's bond counsel generally gives the issuer an opinion on the tax-exempt status of a municipal security when the security is issued.

Some states may require a Fund to invest a certain amount of its assets in securities of that state, or in securities that are otherwise tax-free under the laws of that state, in order for any portion of the Fund's distributions to be free from the state's personal income taxes. If a Fund's state requires this, the Fund will try to invest its assets as required so that its distributions will be free from personal income taxes for resident shareholders of the Fund's state.


INVESTMENTS, TECHNIQUES, STRATEGIES AND THEIR RISKS

The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of the Fund's shares may also change with movements in the stock and bond markets as a whole.


BELOW IS A DESCRIPTION OF VARIOUS TYPES OF MUNICIPAL AND OTHER SECURITIES THAT EACH FUND MAY BUY. OTHER TYPES OF MUNICIPAL SECURITIES MAY BECOME AVAILABLE THAT ARE SIMILAR TO THOSE DESCRIBED BELOW AND IN WHICH EACH FUND ALSO MAY INVEST, IF CONSISTENT WITH ITS INVESTMENT GOAL AND POLICIES.

MUNICIPAL BONDS have two principal classifications: general obligation bonds and revenue bonds.

GENERAL OBLIGATION BONDS. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

REVENUE BONDS. The full faith, credit and taxing power of the issuer do not secure revenue bonds. Instead, the principal security for a revenue bond generally is the net revenue derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security behind these bonds may vary. For example, housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Many bonds provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments. Some authorities have further security in the form of state assurances (although without obligation) to make up deficiencies in the debt service reserve fund.

ANTICIPATION NOTES are issued to provide interim financing of various municipal needs in anticipation of the receipt of other sources of money for repayment of the notes.

BOND ANTICIPATION notes are normally issued to provide interim financing until a long-term bond financing can be arranged which provides the money for the repayment of the notes.

REVENUE ANTICIPATION notes are issued in expectation of the receipt of revenue sources, other than tax receipts, such as federal revenues available under the Federal Revenue Sharing Program.

TAX ANTICIPATION notes are issued to finance the short-term working capital needs of municipalities in anticipation of the receipt of various seasonal tax revenues that are used to repay the notes. They are usually general obligations of the issuer and are secured by the taxing power for the payment of principal and interest.

CALLABLE BONDS Each Fund may invest in callable bonds, which allow the issuer to repay some or all of the bonds ahead of schedule. If a bond is called, the Fund will receive the principal amount, the accrued interest, and may receive a small additional payment as a call premium. The manager may sell a callable bond before its call date if it believes the bond is at its maximum premium potential. When pricing callable bonds, the call feature is factored into the price of the bonds and may impact a Fund's net asset value.

An issuer is more likely to call its bonds when interest rates are below the rate at which the original bond was issued, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security. A call of some or all of these securities may lower a Fund's income, its yield and its distributions to shareholders. If the Fund originally paid a premium for the bond because it had appreciated in value from its original issue price, the Fund also may not be able to recover the full amount it paid for the bond. One way for a Fund to protect itself from call risk is to buy bonds with call protection. Call protection is an assurance that the bond will not be called for a specific time period, typically five to 10 years from when the bond is issued.

COMMERCIAL PAPER is a promissory note issued by a corporation to finance its short-term credit needs. Each Fund may invest in taxable commercial paper only for temporary defensive purposes.

CONVERTIBLE AND STEP COUPON BONDS Each Fund may each invest a portion of its assets in convertible and step coupon bonds. Convertible bonds are zero-coupon securities until a predetermined date, at which time they convert to a specified coupon security. The coupon on step coupon bonds changes periodically during the life of the security based on predetermined dates chosen when the security is issued. Zero coupon bonds tend to react more sharply to changes in interest rates than traditional bonds.

ESCROW-SECURED OR PRE-REFUNDED BONDS are created when an issuer uses the proceeds from a new bond issue to buy high grade, interest bearing debt securities, generally direct obligations of the U.S. government in order to redeem (or pre-refunded), before maturity, an outstanding bond issue that is not immediately callable. These securities are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the pre-refunded bond. Pre-refunded bonds often receive a triple A or equivalent rating. Because pre-refunded bonds still bear the same interest rate, and have a very high credit quality, their price may increase. However, as the original bond approaches its call date, the bond's price will fall to its call price. Each Fund's manager attempts to manage the pre-refunded bonds in its portfolio so that it sells them before this decline in price occurs.

MUNICIPAL LEASE OBLIGATIONS are created to finance the purchase of property for public use. The property is then leased to a state or a local government and these leases secure the municipal lease obligations. The lease payments are used to pay the interest on the obligations. However, municipal lease obligations differ from other municipal securities because each year the lessee's governing body must appropriate (set aside) the money to make the lease payments. If the money is not appropriated, the issuer or the lessee can end the lease without penalty. If the lease is cancelled, investors who own the municipal lease obligations may not be paid.


Each Fund may invest in municipal lease obligations, including certificates of participation. In an effort to assure that the Fund's municipal lease obligations are liquid investments, the Fund's manager reviews investment liquidity based on various factors subject to regular monitoring by the board of trustees.


Since annual appropriations are required to make lease payments, municipal lease obligations generally are not subject to constitutional limitations on the issuance of debt, and may allow an issuer to increase government liabilities beyond constitutional debt limits. When faced with increasingly tight budgets, local governments have more discretion to curtail lease payments under a municipal lease obligation than they do to curtail payments on other municipal securities. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligations. If this happens, there is no assurance that the property's private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligations or that the payments will continue to be tax-free.

While cancellation risk is inherent to municipal lease obligations, each Fund believes that this risk may be reduced, although not eliminated, by its policies on the quality of municipal lease securities in which it may invest.

STRIPPED MUNICIPAL SECURITIES Municipal securities may be sold in "stripped" form. Stripped municipal securities represent separate ownership of principal and interest payments on municipal securities.

TAX-EXEMPT COMMERCIAL PAPER typically represents a short-term obligation (270 days or less) issued by a municipality to meet working capital needs.

TAX-EXEMPT INDUSTRIAL DEVELOPMENT REVENUE BONDS are issued by or on behalf of public authorities to finance various privately operated facilities which are expected to benefit the municipality and its residents, such as business, manufacturing, housing, sports and pollution control, as well as public facilities such as airports, mass transit systems, ports and parking. The payment of principal and interest is solely dependent on the ability of the facility's user to meet its financial obligations and the pledge, if any, of the facility or other property as security for payment.

U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or by agencies and instrumentalities of the U.S. government and are backed by the full faith and credit of the U.S. government. They include Treasury bills, notes and bonds.

VARIABLE OR FLOATING RATE SECURITIES Each Fund may invest in variable or floating rate securities, including variable rate demand notes, which have interest rates that change either at specific intervals (variable rate), from daily up to monthly, or whenever a benchmark rate changes (floating rate). The interest rate adjustments are designed to help stabilize the security's price. While this feature helps protect against a decline in the security's market price when interest rates rise, it lowers a Fund's income when interest rates fall. Of course, a Fund's income from its variable rate investments also may increase if interest rates rise.

Variable or floating rate securities may include a demand feature, which may be unconditional. The demand feature allows the holder to demand prepayment of the principal amount before maturity, generally on one to 30 days' notice. The holder receives the principal amount plus any accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the security. Each Fund generally uses variable or floating rate securities as short-term investments while waiting for long-term investment opportunities.

ZERO-COUPON AND DELAYED INTEREST SECURITIES Each Fund may invest in zero-coupon and delayed interest securities. Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer's perceived credit quality. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Fund may not receive any return on its investment.

Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return.

An investment in zero-coupon and delayed interest securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment. To generate cash to satisfy distribution requirements, the Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

IN ADDITION TO STANDARD PURCHASES AND SALES OF VARIOUS MUNICIPAL SECURITIES, EACH FUND'S PORTFOLIO MAY ALSO BE SUBJECT TO CERTAIN OTHER CHARACTERISTICS AND RISKS, AND MAY ALSO ENGAGE IN OTHER STRATEGIES, WHICH, ALONG WITH THESE RISKS, ARE DESCRIBED BELOW. SHOULD OTHER STRATEGIES, NOT SPECIFICALLY DESCRIBED BELOW, BECOME AVAILABLE OR ATTRACTIVE, THE MANAGER MAY ENGAGE IN THEM SO LONG AS THEY ARE CONSISTENT WITH EACH FUND'S GOALS AND OBJECTIVES.

CREDIT QUALITY All things being equal, the lower a security's credit quality, the higher the risk and the higher the yield the security generally must pay as compensation to investors for the higher risk.

A security's credit quality depends on the issuer's ability to pay interest on the security and, ultimately, to repay the principal. Independent rating agencies, such as Fitch Investors Service Inc. (Fitch), Moody's Investors Service, Inc. (Moody's), and Standard & Poor's Ratings Group (S&P(R)), often rate municipal securities based on their analysis of the issuer's credit quality. Most rating agencies use a descending alphabet scale to rate long-term securities, and a descending numerical scale to rate short-term securities. Securities in the top four ratings are "investment grade," although securities in the fourth highest rating may have some speculative features. These ratings are described at the end of this SAI under "Description of Ratings."

An insurance company, bank or other foreign or domestic entity may provide credit support for a municipal security and enhance its credit quality. For example, some municipal securities are insured, which means they are covered by an insurance policy that guarantees the timely payment of principal and interest. Other municipal securities may be backed by letters of credit, guarantees, or escrow or trust accounts that contain securities backed by the full faith and credit of the U.S. government to secure the payment of principal and interest.

As discussed in the prospectus, each Fund has limitations on the credit quality of the securities it may buy. These limitations generally are applied when the Fund makes an investment so that the Fund is not required to sell a security because of a later change in circumstances.

In addition to considering ratings in its selection of each Fund's portfolio securities, the manager may consider, among other things, information about the financial history and condition of the issuer, revenue and expense prospects and, in the case of revenue bonds, the financial history and condition of the source of revenue to service the bonds. Securities that depend on the credit of the U.S. government are regarded as having a triple A or equivalent rating.

DIVERSIFICATION All of the Funds, except the Florida Fund, are diversified funds. The Florida Fund is non-diversified. As a fundamental policy, none of the diversified Funds will buy a security if, with respect to 75% of its net assets, more than 5% would be in the securities of any single issuer (with the exception of obligations of the U.S. government). For this purpose, each political subdivision, agency, or instrumentality, each multi-state agency of which a state is a member, and each public authority that issues private activity bonds on behalf of a private entity, is considered a separate issuer. Escrow-secured or defeased bonds are not generally considered an obligation of the original municipality when determining diversification.

Each Fund, including the Florida Fund, intends to meet certain diversification requirements for tax purposes. Generally, to meet federal tax requirements at the close of each quarter, a Fund may not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, may not invest more than 5% of its total assets in any one issuer. These limitations do not apply to U.S. government securities and may be revised if applicable federal income tax requirements are revised.

ILLIQUID INVESTMENTS Each Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities generally are securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them.

INSURANCE Each Fund invests primarily in insured municipal securities. Normally, the underlying rating of an insured security is one of the top three ratings of Fitch, Moody's or S&P. An insurer may insure municipal securities that are rated below the top three ratings or that are unrated if the securities otherwise meet the insurer's quality standards.

Each Fund will only enter into a contract to buy an insured municipal security if either permanent insurance or an irrevocable commitment to insure the municipal security by a qualified municipal bond insurer is in place. The insurance feature guarantees the scheduled payment of principal and interest, but does not guarantee (i) the market value of the insured municipal security,
(ii) the value of a Fund's shares, or (iii) a Fund's distributions.

TYPES OF INSURANCE. There are three types of insurance: new issue, secondary and portfolio. A new issue insurance policy is purchased by the issuer when the security is issued. A secondary insurance policy may be purchased by the Fund after a security is issued. With both new issue and secondary policies, the insurance continues in force for the life of the security and, thus, may increase the credit rating of the security, as well as its resale value.

Each Fund may buy a secondary insurance policy at any time, if the manager believes the insurance would be in the best interest of the Fund. The Fund is likely to buy a secondary insurance policy if, in the manager's opinion, the Fund could sell a security at a price that exceeds the current value of the security, without insurance, plus the cost of the insurance. The purchase of a secondary policy, if available, may enable the Fund to sell a defaulted security at a price similar to that of comparable securities that are not in default. The Fund would value a defaulted security covered by a secondary insurance policy at its market value.

Each Fund also may buy a portfolio insurance policy. Unlike new issue and secondary insurance, which continue in force for the life of the security, portfolio insurance only covers securities while they are held by the Fund. If the Fund sells a security covered by portfolio insurance, the insurance protection on that security ends and, thus, cannot affect the resale value of the security. As a result, the Fund may continue to hold any security insured under a portfolio insurance policy that is in default or in significant risk of default and, absent any unusual or unforeseen circumstances as a result of the portfolio insurance policy, would likely value the defaulted security, or security for which there is a significant risk of default, at the same price as comparable securities that are not in default. While a defaulted security is held in the Fund's portfolio, the Fund continues to pay the insurance premium on the security but also collects interest payments from the insurer and retains the right to collect the full amount of principal from the insurer when the security comes due.

The insurance premium the Fund pays for a portfolio insurance policy is a Fund expense. The premium is payable monthly and is adjusted for purchases and sales of covered securities during the month. If the Fund fails to pay its premium, the insurer may take action against the Fund to recover any premium payments that are due. The insurer may not change premium rates for securities covered by a portfolio insurance policy, regardless of the issuer's ability or willingness to meet its obligations.


QUALIFIED MUNICIPAL BOND INSURERS. Each Fund generally buys insured municipal securities only if they are secured by an insurance policy issued by an insurer whose claims paying ability is rated triple A or its equivalent by Fitch, Moody's or S&P. Currently, there are five primary, triple A rated municipal bond insurers. The Fund, however, may invest a portion of its assets in insured municipal securities covered by policies issued by insurers with a rating below triple A or its equivalent.


The bond insurance industry is a regulated industry. All bond insurers must be licensed in each state in order to write financial guarantees in that jurisdiction. Regulations vary from state to state. Most regulators, however, require minimum standards of solvency and limitations on leverage and investment of assets. Regulators also place restrictions on the amount an insurer can guarantee in relation to the insurer's capital base. Neither the Funds nor the manager makes any representations as to the ability of any insurance company to meet its obligation to a Fund if called upon to do so.

If an insurer is called upon to pay the principal or interest on an insured security that is due for payment but that has not been paid by the issuer, the terms of payment would be governed by the provisions of the insurance policy. After payment, the insurer becomes the owner of the security, appurtenant coupon, or right to payment of principal or interest on the security and is fully subrogated to all of the Funds' rights with respect to the security, including the right to payment. The insurer's rights to the security or to payment of principal or interest are limited, however, to the amount the insurer has paid.

MATURITY Municipal securities are issued with a specific maturity date - the date when the issuer must repay the amount borrowed. Maturities typically range from less than one year (short term) to 30 years (long term). In general, securities with longer maturities are more sensitive to price changes, although they may provide higher yields. The Funds have no restrictions on the maturity of the securities they may buy or on its average portfolio maturity.

PORTFOLIO TURNOVER The frequency of portfolio transactions, usually referred to as the portfolio turnover rate, varies for each Fund from year to year, depending on market conditions. While short-term trading increases portfolio turnover and may increase costs, the execution costs for municipal securities are substantially less than for equivalent dollar values of equity securities.


TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unusual or unfavorable for investors, the manager may invest up to 100% of a Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the securities in which the Funds normally invest or the economies of the states and territories where the Funds invest.


Temporary defensive investments generally may include securities that pay taxable interest, including (i) for the state Funds, municipal securities issued by a state or local government other than the Fund's state; (ii) high quality commercial paper; or (iii) securities issued by or guaranteed by the full faith and credit of the U.S. government. Each Fund also may invest all of its assets in municipal securities issued by a U.S. territory such as Guam, Puerto Rico, the Mariana Islands or the U.S. Virgin Islands. The manager also may invest in these types of securities or hold cash when securities meeting the Fund's investment criteria are unavailable or to maintain liquidity.

WHEN-ISSUED TRANSACTIONS Municipal securities are frequently offered on a "when-issued" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to buy is made, but delivery and payment take place at a later date. During the time between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. If the other party to the transaction fails to deliver or pay for the security, the Fund could miss a favorable price or yield opportunity, or could experience a loss.

When a Fund makes the commitment to buy a municipal security on a when-issued basis, it records the transaction and includes the value of the security in the calculation of its net asset value. The Fund does not believe that its net asset value or income will be negatively affected by its purchase of municipal securities on a when-issued basis. The Fund will not engage in when-issued transactions for investment leverage purposes.

Although a Fund generally will buy municipal securities on a when-issued basis with the intention of acquiring the securities, it may sell the securities before the settlement date if it is considered advisable. When a Fund is the buyer, it will set aside on its books cash or liquid securities, with an aggregate value equal to the amount of its purchase commitments, until payment is made. If assets of a Fund are held in cash pending the settlement of a purchase of securities, the Fund will not earn income on those assets.

STATE AND U.S. TERRITORY RISKS
------------------------------------------------------------------------------

STATE Since each state Fund mainly invests in the municipal securities of its state, its performance is closely tied to the ability of issuers of municipal securities in its state to continue to make principal and interest payments on their securities. The issuers' ability to do this is in turn dependent on economic, political and other conditions within the state. Below is a discussion of certain conditions that may affect municipal issuers in the Funds' various states. It is not a complete analysis of every material fact that may affect the ability of issuers of municipal securities to meet their debt obligations or the economic or political conditions within any state and is subject to change. The information below is based on data available to the Funds from historically reliable sources, but the Funds have not independently verified it.

The ability of issuers of municipal securities to continue to make principal and interest payments is dependent in large part on their ability to raise revenues, primarily through taxes, and to control spending. Many factors can affect a state's revenues including the rate of population growth, unemployment rates, personal income growth, federal aid, and the ability to attract and keep successful businesses. A number of factors can also affect a state's spending including the need for infrastructure improvements, increased costs for education and other services, current debt levels, and the existence of accumulated budget deficits.

The following gives more information about the risks of investing in the Funds. Please read this information together with the section "Main Risks" in the Prospectus.


FLORIDA. Florida's population has grown rapidly over the past few decades although there are signs that population growth is slowing from its previous pace. Between 1980 and 1990, the population grew by over 30% with growth between 1990 and 2000 of approximately 24%. However, projections for the next decade indicate a slower rate of growth of about 18%. The fastest growing segment is expected to be the senior citizen population, particularly among older age levels. The population growth has both strengthened the economy and placed pressure on vital government services such as education, corrections, transportation and health care services. Therefore, the state remains vulnerable to increases in the costs of providing such services. While the population of the young and old has grown rapidly, the working age population has grown at a much slower rate and is expected to decline in the coming years.


Because of its substantial retirement age population, investment income and transfer payments, such as social security and pension benefits, make up a significant proportion of Florida's income distribution. This income mix historically has led to relatively stable personal income levels across different economic cycles, although it also has created some vulnerability to changes in the consumer price index at the federal level.


Florida's personal income is close to the national level. In 1990, the state's per capita income was 95% of the national figure. Aggregate personal income grew consistently during the 1990s averaging 5.5% annually compared to 5.3% annual growth for the nation.

Florida has experienced steady job growth in recent years. Its non-farm payroll employment growth averaged over 3% for 1997 through 2000 exceeding national rates for those years. Job growth slowed to 1.7% in 2001 as a result of the slowing economy and the effects of the September 11 attacks. A significant portion of the state's employment base is related to tourism and air travel, Florida's economy suffered significantly from the effects of the attacks. The unemployment rate rose to 5.1% in February 2002 reflecting the impact of the attacks.

Because of its location, much of the state's export sector has relied on exports to Latin America. Although exports have comprised a relatively small part of the gross state product, the sector's dependence on Latin America poses a risk given the political and economic uncertainty presently existing in the region.

Florida's tax base has been relatively narrow, with no personal income tax and 60% of its revenues derived from the state's sales and use tax. This reliance on a cyclical revenue source has created some vulnerability to the effects of recession and slower growth in the tax base. To help provide some protection against the historically volatile nature of the sales tax, Florida enacted a constitutional amendment creating a Budget Stabilization Fund. The balance for fiscal year end 2001 was $941 million, the required fund level of 5% of the previous year's General Fund revenues.

In December 2001, the governor addressed a projected revenue shortfall resulting from the slowing economy and aftermath of the September 11 attacks with a special legislative session. The state adopted an emergency plan to reduce spending by $1 billion, delay various tax cuts and draw $300 million from the unreserved Trust Fund, leaving the Rate Stabilization Fund intact. The state's ability to implement the cuts and the degree to which revenues are affected by economic uncertainty remain to be seen.

Over the past five years, Florida's debt burden has grown dramatically with the increased need for schools and health care, as well as environmental protection programs designed to help protect the state's important tourism industry. Consequently, the state has built a complex debt structure with several special debt programs. Debt medians for the state exceed national levels with approximately $15 billion in net tax-supported debt. Additional borrowing is anticipated as the growing population continues to place demands on its services.

MASSACHUSETTS. After a decade of strong economic growth, Massachusetts' economy has recently slowed. The commonwealth's economic expansion ended in March 2001. This economic softening is reflected in higher unemployment levels, limited wage growth and declining tax receipts. Manufacturing and business services have been particular weak over the past year. In fact, employment gains in the commonwealth have recently slowed from a 2.4% increase in 2000 to a modest 0.3% growth rate in 2001. Likewise, the commonwealth's unemployment rate has increased to 5.0% in January 2002, up from 3.3% in January 2001. Fortunately, improved fiscal policies should allow Massachusetts to weather this economic downturn better than the last recession of the late 1980's and early 1990's.

The commonwealth's debt levels continue to be among the highest in the nation. These high debt levels are slightly offset by the commonwealth's robust wealth and per capita income measures. Spending disciplines imposed during the state's severe financial difficulties in the early 1990s have helped financial performance and have resulted in eleven consecutive years of surplus financial operations. For the fiscal year ending June 30, 2000, the commonwealth reported a statutory operating fund balance of $3.0 billion, including $1.7 billion allocated to the stabilization reserve fund (rainy day fund).

While the commonwealth has regained some control over its budget, continuing expenditure pressures may present fiscal challenges. After a period of restrained debt issuance, pressure to increase borrowing has been building. Funding for routine infrastructure needs and a costly tunnel project have been the focus of this pressure. Tax cuts, a relatively high unfunded pension liability, and a substantial capital improvement plan, may strain the commonwealth's resources and limit its future financial flexibility. With the recent decline in tax revenues, Massachusetts will need to continue balancing pending tax cuts with the long-term management of its capital and operating needs.

MICHIGAN. While Michigan's economy has expanded into the tourism and agriculture the manufacturing sector is still the largest income producing industry. Michigan has remained dependent on its durable goods manufacturing sector, especially on its cyclical auto industry. In recent years, manufacturing has accounted for 20% of the state's employment and 33% of personal income. While this sector remained strong from the early 1990's to 2000; the state's reliance on manufacturing made Michigan's economy more volatile than the economies of more diverse state's and more susceptible to the adverse effects of another recession.

Michigan's economy grew at a healthy pace from 1992 - 2000. However, unfavorable economic conditions in 2001 caused the state's total employment growth to decline -1.4 percent in 2001. Unemployment levels increased to 6.0 percent at the end of the year, or 20 basis points higher than the national average of 5.8-percent. While Michigan economy slowed in 2001, the state's prolonged economic growth through 2000 and tight budget controls allowed the state to replenish reserves, which had been depleted during the early 1990's. The state's budget stabilization reserve fund reserves, decreased to $994 million at the end of fiscal year 2001.

While the state also has been able to maintain its traditionally low debt levels; contingency debt continues to rise through the Michigan Qualified School Bond Loan Fund Program. Under this program, schools can issue debt, which carries the full faith and obligation of the State of Michigan. Debt guaranteed under the school bond program has doubled since 1996, with approximately $11.214 billion in outstanding principal. Total debt service requirement on these bonds is $859 million. The state's contingent debt exposure will need to be carefully managed in the coming years to help maintain the state's financial stability.

Pursuant to a Michigan Supreme Court ruling; Michigan is required to repay school districts for unfunded state-mandated programs. The costs associated with this decision are estimated at $632 million, which the state plans to finance over 10 to 15 years.

MINNESOTA. Minnesota has recently experienced a slowing economy and reduced tax revenues, but the state still maintains a solid financial position and a well-diversified economic base. The state's employment mix generally represents that of the U.S. in aggregate, except for a slight concentration in the industrial machinery, paper, and food industries. The state's low unemployment rate (3.4% in June 2001), coupled with low population growth levels, has resulted in labor shortages and higher-than-average wage levels over the past decade.

Between 1991 and 2000, Minnesota had experienced steady job growth, especially in the services sector (29% of total employment). Much of this growth had occurred in the Minneapolis-St. Paul metropolitan area, which anchors the state's economy. More recently, Minnesota has experienced a slowing economy in 2001 and early 2002. In fact, declines in wage and employment growth levels have been more severe than the comparative U.S. figures during this recent recession. Minnesota expects to lag most of the U.S. averages in economic recovery with continued weakness expected in the manufacturing sector.

Conservative financial policies, sizeable reserve levels, and a manageable debt burden have allowed the state to maintain its strong credit rating. General fund revenues in fiscal year 2001 were slightly less than originally forecast, mainly due to weaker corporate income tax receipts. Overall, Minnesota reported a general fund balance of approximately $1.337 billion at June 30, 2001, including a budgetary reserve totaling $972 million. The state's general fund balance was approximately $618 million less than the previous fiscal year. Going forward, the state will need to closely monitor spending to adjust for the changing economic and financial environment.

OHIO. Ohio has benefited from the continuing diversification of the state's economy. Although manufacturing has remained a large part of the economy, the state's overall employment mix has moved toward a more balanced service and trade orientated economy. Nonetheless, the state's reliance on manufacturing creates vulnerability to recession and potential financial volatility.

Since 1991, Ohio's employment base has increased 11.0% to 5.654 million jobs. Much of this growth has been concentrated in the construction and finance, insurance, and real estate sectors. Unemployment averaged 4.60% in 2001, which was below the national rate of 4.38%. The state's population grew 4.7% over the past decade as of the 2000 U.S. Census.

Ohio's direct debt levels have been moderate. As a result, debt service payments on its general obligation debt and lease obligations have been manageable. After the state enjoyed large operating surpluses for seven fiscal years, the state ended fiscal year 2001 in an operating deficit. The state's unrestricted fund balance plummeted to $181 million in fiscal year 2001 from $983 million in fiscal year 2000. Six months into the 2002-2003 biennium, a $1.5 billion budget gap has been projected with uncertainty as to how the state will narrow the gap due to current economic conditions.


U.S. TERRITORIES Since each Fund may invest up to 35% of its assets in municipal securities issued by U.S. territories, the ability of municipal issuers in U.S. territories to continue to make principal and interest payments also may affect a Fund's performance. As with municipal issuers, the ability to make these payments is dependent on economic, political and other conditions. Below is a discussion of certain conditions within some of the territories where the Funds may invest. It is not a complete analysis of every material fact that may affect the ability of issuers of U.S. territory municipal securities to meet their debt obligations or the economic or political conditions within the territories and is subject to change. It is based on data available to the Funds from historically reliable sources, but it has not been independently verified by the Funds.


PUERTO RICO. Puerto Rico's economy and financial performance continues to track that of the U.S. with strong economic growth through fiscal year 2000. Relatively strong revenue growth and continued aggressive tax collection procedures resulted in a general fund surplus for fiscal year 2000 of $229 million, but this was down from 1999's $497 million figure. The unreserved balance of the surplus for 2000 was a negative $ 97 million, down from 1999's positive $185 million figure. For fiscal year 2001, a general fund deficit is expected. The island's unemployment rate dropped from 13.6% in 1998 down to an average of 10.5% for fiscal year 2001. However, as of August 2001 (two months into fiscal year 2002), the unemployment rate had increased to 12.4%, reflecting the slowing economy.

While Puerto Rico's debt per capita levels are at the higher end of the spectrum compared to American states, this is partly explained by the fact that Puerto Rico generally centralizes its debt issuance at the commonwealth level. These debt levels have increased as Puerto Rico finances significant capital and infrastructure improvements. Puerto Rico continues to maintain a large unfunded pension liability of $8 billion, which the government is partially addressing by using some of the proceeds of the privatization of its telephone system to pay down the liability. Additionally, the government changed its pension system from a defined benefit to a defined contribution plan, which will cause the liability to stop increasing. S&P rates Puerto Rico's general obligation debt at A, with a credit-watch negative outlook. Moody's rates the island's general obligation debt at Baa1 with a stable outlook. The Moody's rating has been at Baa1 since 1976 and the S&P rating has been at A since 1956.

Puerto Rico continues to face challenges from the 1996 passage of a bill eliminating Section 936 of the Internal Revenue Code. This section has given certain U.S. corporations operating in Puerto Rico significant tax advantages. These incentives have helped considerably with Puerto Rico's economic growth, especially with the development of its manufacturing sector. U.S. firms that have benefited from these incentives have provided a significant portion of Puerto Rico's revenues, employment and deposits in local financial institutions. The section 936 incentives are being phased out over a 10-year period ending in 2006. It is hoped that this long phase-out period will give Puerto Rico sufficient time to lessen the potentially negative effects of section 936's elimination. As of fiscal year 2001, business continues to show interest in Puerto Rico as manufacturing and services/commerce continue to represent the largest sector of employment.

Outstanding issues relating to the potential for a transition to statehood also may have broad implications for Puerto Rico and it's financial and credit position.

GUAM. Guam's economy has been heavily dependent on tourism. It has been especially dependent on Japanese tourism, which has made Guam vulnerable to fluctuations in the relationship between the U.S. dollar and the Japanese yen. The recent Asian economic crisis and Typhoon Paka, which hit Guam in December 1997, negatively affected both tourism and other economic activities in Guam and contributed to a decline of 1.8% in gross island product between 1997 and 1998. Guam has experienced five years of negative employment growth, and unemployment hovers around 15%. Guam saw an increase in tourism in 1999 and 2000 after a huge decline in 1998 after Typhoon Paka. Tourism was also up in early 2001. However tourism was affected after September, and although final numbers are not yet available, tourism is expected to have declined in 2001.

In the early to mid-1990s, Guam's financial position deteriorated due to a series of natural disasters that led to increased spending on top of already significant budget gaps. As a result, the government introduced a comprehensive financial plan in June 1995 to help balance the budget and reduce the general fund deficit by fiscal 1999. However due to the Japanese economic crisis and Typhoon Paka, the financial plan was not been followed. As a result Guam had negative operations in fiscal 1999. Guam was able to post a small surplus in 2000, but Guam's accumulated deficit fund balance was $100 million, which is 30% of expenditures. The fiscal 2001 audit is not yet available, but unaudited results show that revenues declined another 7%.

While Guam's debt burden has been manageable, Guam's ability to maintain current debt levels may be challenged in the near future. U.S. military downsizing has reduced the federal presence on the island and also may reduce federal support for infrastructure projects. At the same time, Guam has faced increasing pressure to improve its infrastructure to help generate economic development. In addition, Guam has a large unfunded pension liability. It currently plans to issue debt to fund this liability sometime in 2002, which will reduce this liability, but increase its debt burden.

Recently, S&P's downgraded Guam's general obligation rating to BB with a stable outlook due to Guam's continued weak financial position and inability to meet the goals of the financial plan.

MARIANA ISLANDS. The Mariana Islands became a U.S. territory in 1975. At that time, the U.S. government agreed to exempt the islands from federal minimum wage and immigration laws in an effort to help stimulate industry and the economy. The islands' minimum wage is currently $2 per hour below the U.S. level. Because of this wage differential, tens of thousands of workers have emigrated from various Asian countries to provide cheap labor for the islands' industries over the last several decades. Foreign workers account for approximately four times the number of indigenous workers.

Tourism and apparel drive the islands' economy. However, visitors to the islands have declined slightly over the past several years - from 736,000 in 1996 to 529,000 in 2000. For fiscal year 2000, GDP is estimated at approximately $900 million. General Fund revenues for fiscal year 2000 were $216 million, down slightly from the previous year's $221 million. Expenditures for fiscal year 2000 were basically unchanged from 1999. However, after transfers, the accumulated deficit increased slightly to $70 million.

The total population for all the islands as of the end of fiscal year 2001 is estimated at 74,612, up from 67,212 at the end of fiscal year 1996. Gross domestic product per capita for fiscal year 2000 is estimated at $12,500.

U.S. VIRGIN ISLANDS. The U.S. Virgin Islands Government has suffered numerous years of budget imbalances over the past decade. The Government's cash flow problems have created recurring annual general fund deficits. Although the financial operations of the Government have rarely been audited since fiscal year 1984, the accumulated deficit was estimated to be about $341 million at June 30, 1999. The Virgin Islands' large public sector payroll (approximately 27% of employment), relatively small private sector that is dependent on tourism and related services, and heavy reliance on taxes as a revenue source (close to 97% of all revenues), together with the effects of three major hurricanes in the past ten years, have contributed to its financial problems. To help finance the government's deficit and meet existing payroll, vendor, and tax refund obligations, the Government has issued several tax-exempt bond deals over the past few years. The U.S. Virgin Islands Government has also been able to secure additional federal assistance, including a 25% funding increase in FY 2001 to $123 million.

The U.S. Virgin Islands did not participate in the record economic boom experienced by the mainland U.S. in the late 1990's. Consequently, the U.S. Virgin Islands continue to experience high unemployment rates and low wealth levels. The Virgin Islands are highly dependent on tourism, which accounts for approximately 70% of GDP. While the islands have experienced an increase in hotel occupancy, the majority of visitors arrive via cruise ships. Despite the slowdown in tourism after the September 11, 2001 tragedy, cruise ship passenger arrivals still posted a 4% increase over the previous year.

In September 1998, the Department of Interior Office of Inspector General issued an audit report on the Virgin Islands. It noted that while the Virgin Islands had made improvements in its financial situation, problems remained in the areas of overall financial management, expenditure control and revenue collections. To help improve its financial position, the Virgin Islands have developed a five-year economic recovery plan. This plan calls for government spending controls, a mandated 5% reduction in personnel expenditures each year through fiscal 2004, a 50% reduction in overtime expenses, and various other cost saving initiatives. In October 1999, the government and the Department of Interior entered into a Memorandum of Understanding stipulating that federal grants will be awarded contingent on several financial performance and accountability standards being met that will demonstrate improvement in the economic and financial condition of the islands. Since the plan is still relatively new, it is not yet certain whether or to what extent the plan will be successful in helping the Virgin Islands improve its financial condition.


OFFICERS AND TRUSTEES
------------------------------------------------------------------------------


The Trust has a board of trustees. Each trustee will serve until that person's successor is elected and qualified. The board is responsible for the overall management of the Trust, including general supervision and review of each Fund's investment activities. The board, in turn, elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The board also monitors each Fund to ensure no material conflicts exist among share classes. While none is expected, the board will act appropriately to resolve any material conflict that may arise.

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below.

INDEPENDENT BOARD MEMBERS
--------------------------
                                    NUMBER
                                      OF
                                   PORTFOLIOS
                                    IN FUND
                                    COMPLEX
                          LENGTH    OVERSEEN    OTHER
NAME, AGE                 OF TIME   BY BOARD  DIRECTORSHIPS
AND ADDRESS   POSITION    SERVED    MEMBER*     HELD
-----------------------------------------------------------------

FRANK H.      Trustee      Since     105       None
ABBOTT, III                1984
(81)
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS: President and Director, Abbott Corporation (an investment company); and FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).
------------------------------------------------------------------------------

HARRIS J.     Trustee      Since     133       Director, RBC
ASHTON (70)                1984                Holdings, Inc.
One Franklin                                   (bank holding
Parkway                                        company) and
San Mateo,                                     Bar-S Foods
CA 94403-1906                                  (meat packing
                                               company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS: Director of various companies; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------

S. JOSEPH     Trustee      Since     134       None
FORTUNATO                  1989
(69)
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------

EDITH E.      Trustee      Since     82        Director,
HOLIDAY (50)               1998                Amerada Hess
One Franklin                                   Corporation
Parkway                                        (exploration and
San Mateo,                                     refining of oil
CA 94403-1906                                  and gas);
                                               Hercules
                                               Incorporated
                                               (chemicals,
                                               fibers and
                                               resins); Beverly
                                               Enterprises,
                                               Inc. (health
                                               care); H.J.
                                               Heinz Company
                                               (processed foods
                                               and allied
                                               products); RTI
                                               International
                                               Metals, Inc.
                                               (manufacture and
                                               distribution of
                                               titanium); Digex
                                               Incorporated
                                               (web hosting
                                               provider); and
                                               Canadian
                                               National Railway
                                               (railroad).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS: Director of various companies; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993), General Counsel to the United States Treasury Department (1989-1990), and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
-----------------------------------------------------------------

FRANK W.T.    Trustee      Since     105       Director, The
LAHAYE (73)                1984                California
One Franklin                                   Center for Land
Parkway                                        Recycling
San Mateo,                                     (redevelopment).
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and
formerly, Chairman, Peregrine Venture Management Company
(venture capital).
-----------------------------------------------------------------

GORDON S.     Trustee      Since     133       Director, White
MACKLIN (74)               1992                Mountains
One Franklin                                   Insurance Group,
Parkway                                        Ltd.; Martek
San Mateo,                                     Biosciences
CA 94403-1906                                  Corporation;
                                               WorldCom, Inc.
                                               (communications
                                               services);
                                               MedImmune, Inc.
                                               (biotechnology);
                                               Overstock.com
                                               (Internet
                                               services); and
                                               Spacehab, Inc.
                                               (aerospace
                                               services).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
(financial services) (until 1998) and Hambrecht & Quist Group
(investment banking) (until 1992); and President, National
Association of Securities Dealers, Inc. (until 1987).
-----------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS
---------------------------------------

                                    NUMBER
                                      OF
                                   PORTFOLIOS
                                    IN FUND
                                    COMPLEX
                          LENGTH    OVERSEEN    OTHER
NAME, AGE                 OF TIME   BY BOARD  DIRECTORSHIPS
AND ADDRESS   POSITION    SERVED    MEMBER*     HELD
------------------------------------------------------------------------------

**CHARLES B.  Chairman of  Since     133       None
JOHNSON (69)  the Board    1984
One Franklin  and Trustee
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------

**RUPERT H.   President    Since     117       None
JOHNSON, JR.  and Trustee  1984
(61)
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------

SHEILA        Vice         Since     Not       None
AMOROSO (42)  President    2000      Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------

HARMON E.     Vice         Since     Not       None
BURNS (57)    President    1986      Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------

RAFAEL R.     Vice         Since     Not       None
COSTAS, JR.   President    2000      Applicable
(37)
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------

MARTIN L.     Vice         Since     Not       None
FLANAGAN (42) President    1995      Applicable
One Franklin  and Chief
Parkway       Financial
San Mateo,    Officer
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC; Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------

DAVID P.      Vice         Since     Not       None
GOSS (55)     President    2000      Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director, Property Resources, Inc. and Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------

BARBARA J.    Vice         Since     Not       None
GREEN (54)    President    2000      Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President, Templeton Worldwide, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995), Attorney, Rogers & Wells (until
1986), and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
-----------------------------------------------------------------------------

MICHAEL O.    Vice         Since     None      Director, FTI
MAGDOL (65)   President -  2002                Banque, Arch
600 5th       AML                              Chemicals, Inc.
Avenue        Compliance                       and Lingnan
Rockefeller                                    Foundation
Center
New York, NY
10048-0772

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Financial Officer and Director, Fiduciary Trust Company International; and officer of 40 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------

EDWARD V.     Vice         Since     Not       None
MCVEY (64)    President    1985      Applicable
26335 Carmel
Rancho Blvd.
Carmel, CA
93923

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Distributors, Inc.; Executive Vice President, Templeton/Franklin Investment Services, Inc.; and officer of 29 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------

KIMBERLEY     Treasurer    Since     Not       None
MONASTERIO    and          2000      Applicable
(38)          Principal
One Franklin  Accounting
Parkway       Officer
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS: Senior Vice President, Franklin Templeton Services, LLC; and officer of 34 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------

MURRAY L.     Vice         Since     Not       None
SIMPSON (65)  President    2000      Applicable
One Franklin  and
Parkway       Secretary
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000) and Director, Templeton Asset Management Ltd.(until 1999).
------------------------------------------------------------------------------

THOMAS WALSH  Vice         Since     Not       None
(40)          President    2000      Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor.


Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.


The Trust pays noninterested board members $1,450 per month plus $1,300 per meeting attended. Board members who serve on the audit committee of the Trust and other funds in Franklin Templeton Investments receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the Trust. Members of a committee are not separately compensated for any committee meeting held on the day of a board meeting. Noninterested board members also may serve as directors or trustees of other funds in Franklin Templeton Investments and may receive fees from these funds for their services. The fees payable to noninterested board members by the Trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within Franklin Templeton Investments. The following table provides the total fees paid to noninterested board members by the Trust and by Franklin Templeton Investments.


                                                        NUMBER OF
                                       TOTAL FEES       BOARDS IN
                      TOTAL FEES      RECEIVED FROM     FRANKLIN
                       RECEIVED         FRANKLIN        TEMPLETON
                       FROM THE         TEMPLETON      INVESTMENTS
                       TRUST/1        INVESTMENTS/2     ON WHICH
NAME                     ($)             ($)           EACH SERVES
--------------------------------------------------------------------
Frank H. Abbott, III    23,449           163,675         28
Harris J. Ashton        24,155           353,221         48
S. Joseph Fortunato     22,553           352,380         49
Edith E. Holiday        30,400           254,670         28
Frank W.T. LaHaye       22,149           154,197         28
Gordon S. Macklin       24,155           353,221         48

1. For the fiscal year ended February 28, 2002.
2. For the calendar year ended December 31, 2001.


Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Funds or other funds in Franklin Templeton Investments. Certain officers or board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in Franklin Templeton Investments, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.


The following tables provide the dollar range of equity securities beneficially owned by the board members of the Trust on December 31, 2001.

INDEPENDENT BOARD MEMBERS
-----------------------------------------------------------------------------

                                             AGGREGATE DOLLAR
                                             RANGE OF EQUITY
                                            SECURITIES IN ALL
                                          FUNDS OVERSEEN BY THE
                      DOLLAR RANGE OF      BOARD MEMBER IN THE
NAME OF              EQUITY SECURITIES      FRANKLIN TEMPLETON
BOARD MEMBER          IN THE FUNDS             FUND COMPLEX
-----------------------------------------------------------------
Frank H. Abbott,           None               Over $100,000
III

Harris J. Ashton       Insured Fund           Over $100,000
                       Over $100,000

                   Massachusetts Insured
S. Joseph                  Fund               Over $100,000
Fortunato              $1 - $10,000

                   Michigan Insured Fund
                       $1 - $10,000

                  Minnesota Insured Fund
                       $1 - $10,000

                       Insured Fund
                       $1 - $10,000

                     Ohio Insured Fund
                       $1 - $10,000

                   Florida Insured Fund
                       $1 - $10,000

Edith E. Holiday           None               Over $100,000

Frank W.T. LaHaye          None               Over $100,000

Gordon S. Macklin          None               Over $100,000

INTERESTED BOARD MEMBERS
-------------------------

                                             AGGREGATE DOLLAR
                                             RANGE OF EQUITY
                                            SECURITIES IN ALL
                                          FUNDS OVERSEEN BY THE
                      DOLLAR RANGE OF      BOARD MEMBER IN THE
NAME OF              EQUITY SECURITIES      FRANKLIN TEMPLETON
BOARD MEMBER          IN THE FUNDS             FUND COMPLEX
-----------------------------------------------------------------

Charles B.                 None               Over $100,000
Johnson

Rupert H.                  None               Over $100,000
Johnson, Jr.
-----------------------------------------------------------------

BOARD COMMITTEES
----------------

The board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent auditors, including evaluating their independence and meeting with such accountants to consider and review matters relating to the Trust's financial reports and internal accounting. The Audit Committee is comprised of the following Independent Trustees of the Trust: Frank H. Abbott, III and Frank W.T. LaHaye. The Nominating Committee is comprised of the following Independent Trustees of the Trust: Frank H. Abbott, III, Harris J. Ashton, S. Joseph Fortunato, Edith E. Holiday, Frank W.T. LaHaye and Gordon S. Macklin.

The Trust's Nominating Committee sets trustees' fees and is responsible for the nomination of trustees to the board. When vacancies arise or elections are held, the Committee considers qualified nominees, including those recommended by shareholders who provide a written request to the board, care of the Trust's address at:

P.O. Box 997151
Sacramento, CA  95899-9983

During the fiscal year ending February 28, 2002, the Audit Committee met three times and the Nominating Committee met once.


MANAGEMENT AND OTHER SERVICES
-------------------------------------------------------------------------------

MANAGER AND SERVICES PROVIDED Each Fund's manager is Franklin Advisers, Inc. The manager is a wholly owned subsidiary of Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services, and selects the securities for each Fund to buy, hold or sell. The manager's extensive research activities include, as appropriate, traveling to meet with issuers and to review project sites. The manager also selects the brokers who execute the Funds' portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the Funds, the manager and its officers, directors and employees are covered by fidelity insurance.


The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of each Fund. Similarly, with respect to each Fund, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the Fund or other funds it manages.

The Funds, their manager and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for a Fund or that are currently held by the Funds, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Funds, their manager and principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the Securities and Exchange Commission (SEC).

During the past fiscal year, the board, including a majority of non-interested or independent trustees, approved renewal of the Funds' management agreements. In reaching this decision, the board took into account information furnished throughout the year at regular board meetings, as well as information specifically furnished for a board meeting held annually to specifically consider such renewal. Information furnished throughout the year included reports on the Funds' investment performance, expenses, portfolio composition, and sales and redemptions, along with related financial statements, information about the scope and quality of services provided by the manager and its affiliates, as well as periodic reports relating to compliance with the Funds' investment policies and restrictions. The information furnished annually to the board also included special reports prepared by an independent third party analyst comparing the Funds' investment performance, and expenses with those of other mutual funds deemed comparable to the Funds as selected by the independent third party analyst as well as information relating to the manager's profitability.

In considering such material, the independent board members received assistance and advice from and met separately with independent counsel. Based upon its review of such material and information together with such other information as it deemed relevant, the board, including a majority of independent trustees, concluded that continuance of the management agreements was appropriate and in the best interest of Fund shareholders. In reaching this decision, the board took into account a combination of factors, including the following:

o PERFORMANCE. Performance of the single state insured funds was considered in reference to a peer group of single state insured municipal debt funds as selected by the independent third party analyst, with particular emphasis being given to income return in view of the Funds' primary objective of furnishing tax free income. In evaluating performance, attention was given to both the short term and long term performance of the Funds in comparison with their peer group, in comparison to those particular indices relevant to municipal debt funds, and to the Funds' compliance with its specific investment objectives and investment restrictions.

o EXPENSES. In considering the reasonableness of expenses, consideration was given to the advisory fee level and breakpoints charged the Funds in relation to those within the relevant peer group of single state insured municipal debt funds as selected by the independent third party analyst. Emphasis is placed on the Funds' overall comparative expense ratio within such peer groups in view of the various other functions, such as underwriting, transfer agency and shareholder servicing provided the Funds under separate agreements with the manager and its affiliates, and the manager's management of custodian relationships.

o QUALITY OF SERVICES. In considering the scope and quality of investment management services, consideration was given to the manager's continuing need to attract and retain qualified investment management staff, the portfolio research and management process, and the record of compliance with Fund investment policies and restrictions, as well as the Code of Ethics which governs personal securities trading by Fund management. Consideration was also given to the scope and quality of the various other functions, such as underwriting, transfer agency and shareholder servicing provided the Funds under separate agreements with the manager and its affiliates, including coordination of the Funds' relationship with the Funds' transfer, registrar and dividend disbursement agent, dividend reinvestment and cash purchase plan agent and its custodian. In performing this evaluation, the board considers factors such as the level of expenditures in and improvements and enhancements of services provided, as well as data and reports evidencing or measuring the various levels of services provided. In addition to third party data and reports, the trustees, all of whom have significant investments in one or more of the Franklin Templeton family of funds, check on and informally report from time to time on, the level of service personally experienced by them as shareholders. The boards also considered the benefit to Fund shareholders of investing in a fund that is part of a large family of funds offering a variety of investment choices and shareholder services.

o MANAGER'S PROFITABILITY. The trustees considered the manager's level of profitability in providing management and other services to the Franklin Templeton funds, including the Funds. In doing so, the trustees considered materials and reports prepared annually by the manager which address profitability from its overall U.S. fund business, as well as from services provided the individual funds, including the Funds. The board reviews and discusses in detail the basis on which such reports are prepared and reviews the reasonableness of the cost allocation methodology utilized with the Funds' independent accountants. The board also considers the extent to which the manager may potentially achieve economies of scale and possibly derive other ancillary benefits from Fund operations, including the allocation of Fund brokerage and the use of "soft" commission dollars to pay for research and other similar services. The trustees also considered the manager's profitability in comparison with available industry data.


MANAGEMENT FEES Each Fund pays the manager a fee equal to a monthly rate of:

o 5/96 of 1% of the value of its net assets up to and including $100 million;
  and

o 1/24 of 1% of the value of its net assets over $100 million up to and including $250 million; and

o 9/240 of 1% of the value of its net assets in excess of $250 million.

The fee is computed at the close of business on the last business day of each month according to the terms of the management agreement. Each class of a Fund's shares pays its proportionate share of the fee.


For the last three fiscal years ended February 28, 2002, February 28, 2001 and February 29, 2000, the Funds paid the following management fees:


                                     MANAGEMENT FEES PAID ($)
                                ----------------------------------
                                  2002         2001        2000
--------------------------------------------------------------------

Florida Fund/1                    739,161     675,892      705,624
Insured Fund                    7,511,494   6,989,183    7,715,627
Massachusetts Fund              1,987,065   1,778,329    1,854,148
Michigan Fund                   5,792,905   5,241,308    5,567,281
Minnesota Fund                  2,548,817   2,391,163    2,541,127
Ohio Fund                       3,779,150   3,520,361    3,798,880

1. For the fiscal year ended February 29, 2000, management fees, before any advance waiver, totaled $718,877. Under an agreement by the manager to limit its fees, the Fund paid the management fees shown.


ADMINISTRATOR AND SERVICES PROVIDED Franklin Templeton Services, LLC (FT Services) has an agreement with the manager to provide certain administrative services and facilities for each Fund. FT Services is wholly owned by Resources and is an affiliate of the Funds' manager and principal underwriter.

The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

ADMINISTRATION FEES The manager pays FT Services a monthly fee equal to an annual rate of:

o   0.15% of each Fund's average daily net assets up to $200 million;
o 0.135% of each Fund's average daily net assets over $200 million up to $700 million;
o 0.10% of each Fund's average daily net assets over $700 million up to $1.2 billion; and
o   0.075% of each Fund's average daily net assets over $1.2 billion.


During the last three fiscal years ended February 28, 2002 and 2001 and February 29, 2000, the manager paid FT Services the following administration fees:

                                 ADMINISTRATION FEES PAID ($)
                             ------------------------------------
                                  2002       2001        2000
-----------------------------------------------------------------

Florida Fund                      15,739    164,657     178,612
Insured Fund                   1,775,384  1,697,967   1,826,809
Massachusetts Fund               543,516    487,351     512,885
Michigan Fund                  1,483,385  1,382,784   1,458,837
Minnesota Fund                   714,750    671,998     720,407
Ohio Fund                      1,051,954  1,001,829   1,066,409

SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin Templeton Investor Services, LLC (Investor Services) is each Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is located at One Franklin Parkway, San Mateo, CA 94403-1906. Please send all correspondence to Investor Services, P.O. Box 997151, Sacramento, CA 95899-9983.


For its services, Investor Services receives a fixed fee per account. Each Fund also will reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the Fund. The amount of reimbursements for these services per benefit plan participant Fund account per year will not exceed the per account fee payable by a Fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as custodian of each Fund's securities and other assets.

AUDITOR PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105, is the Funds' independent auditor. The auditor gives an opinion on the financial statements included in the Trust's Annual Report to Shareholders and reviews the Trust's registration statement filed with the SEC.

PORTFOLIO TRANSACTIONS
-------------------------------------------------------------------------------

Since most purchases by the Funds are principal transactions at net prices, the Funds incur little or no brokerage costs. Each Fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker.
Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. As a general rule, the Funds do not buy securities in underwritings where they are given no choice, or only limited choice, in the designation of dealers to receive the commission. The Funds seek to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Funds' officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in Franklin Templeton Investments, also may be considered a factor in the selection of broker-dealers to execute the Funds' portfolio transactions.

If purchases or sales of securities of the Funds and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Funds.


During the last three fiscal years ended February 28, 2002 and 2001 and February 29, 2000, the Funds did not pay any brokerage commissions.

As of February 28, 2002, the Funds did not own securities of their regular broker-dealers.


DISTRIBUTIONS AND TAXES
-------------------------------------------------------------------------------


MULTICLASS DISTRIBUTIONS Each multiclass Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes.


DISTRIBUTIONS OF NET INVESTMENT INCOME Each Fund receives income generally in the form of interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. This net investment income may either be tax-exempt or taxable when distributed to you.


EXEMPT-INTEREST DIVIDENDS. By meeting certain requirements of the Internal Revenue Code(Code), each Fund qualifies to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to you.

In addition, to the extent that exempt-interest dividends are derived from interest on obligations of any state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income tax. Income from municipal securities of other states generally does not qualify as tax-free.

TAXABLE INCOME DIVIDENDS. Each Fund may earn taxable income from many sources, including temporary investments, the discount on stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income on the sale of market discount bonds. If you are a taxable investor, any income dividends a Fund pays from this income are taxable to you as ordinary income.

DISTRIBUTIONS OF CAPITAL GAINS
CAPITAL GAIN DISTRIBUTIONS. Each Fund may realize capital gains and losses on the sale or other disposition of its portfolio securities. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in the Fund. Any net capital gains realized by a Fund generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

TAXATION OF FIVE YEAR GAINS.

o SHAREHOLDERS IN THE 10 AND 15% FEDERAL BRACKETS. If you are in the 10 or 15% individual income tax bracket, capital gain distributions are generally subject to a maximum rate of tax of 10%. However, if you receive distributions from the Fund's sale of securities held for more than five years, these gains are subject to a maximum rate of tax of 8%. The Fund will inform you in January of the portion of any capital gain distributions you received for the previous year that were five year gains qualifying for this reduced tax rate.

o SHAREHOLDERS IN HIGHER FEDERAL BRACKETS. If you are in a higher individual income tax bracket (the 27% or higher bracket in 2002 and 2003), capital gain distributions are generally subject to a maximum rate of tax of 20%. BEGINNING IN THE YEAR 2006, any distributions from the Fund's sale of securities purchased after January 1, 2001 and held for more than five years will be subject to a maximum rate of tax of 18%.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS Each Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. This information will include the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as taxable, tax-exempt or tax preference income, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Taxable distributions declared in December but paid in January are taxable to you as if paid in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (Code). It has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you (including dividends from tax-exempt interest) would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

o  98% of its taxable ordinary income earned during the calendar year;
o 98% of its capital gain net income earned during the twelve month period ending October 31; and
o 100% of any undistributed amounts of these categories of income or gain from the prior year.


Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.


SALES OF FUND SHARES
SALES and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you sell your Fund shares, or exchange them for shares of a different Franklin Templeton fund, the IRS requires you to report any gain or loss on your sale or exchange. If you own your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

TAXATION OF FIVE YEAR GAINS.

o SHAREHOLDERS IN THE 10 AND 15% FEDERAL BRACKETS. If you are in the 10 or 15% individual income tax bracket, gains from the sale of your Fund shares are generally subject to a maximum rate of tax of 10%. However, if you have owned your shares for more than five years, these gains are subject to a maximum rate of tax of 8%.

o SHAREHOLDERS IN HIGHER FEDERAL BRACKETS. If you are in a higher individual income tax bracket (the 27% or higher bracket in 2002 and 2003), gains from the sale of your Fund shares are generally subject to a maximum rate of tax of 20%. BEGINNING IN THE YEAR 2006, any gains from the sale of Fund shares purchased after January 1, 2001, that you have owned for more than five years will be subject to a maximum rate of tax of 18%. However, if you made an election to mark your Fund shares to market as of January 2, 2001, any Fund shares that you acquired before this date will also be eligible for the 18% maximum rate of tax, BEGINNING IN 2006.

SALES AT A LOSS WITHIN SIX MONTHS OF PURCHASE. If you sell or exchange Fund shares held for six months or less:

o any loss incurred is disallowed to the extent of any exempt-interest dividends paid to you on your shares, and
o any remaining loss is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund.

WASH SALES. All or a portion of any loss that you realize on the sale of your Fund shares is disallowed to the extent that you buy other shares in the Fund within 30 days before or after your sale. Any loss disallowed under these rules is added to your tax basis in the new shares.

DEFERRAL OF BASIS. In reporting gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

IF:

o In your original purchase of Fund shares, you received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and

o You sell some or all of your original shares within 90 days of their purchase, and

o You reinvest the sales proceeds in the Fund or in another Franklin Templeton fund, and the sales charge that would otherwise apply is reduced or eliminated;

THEN: In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS For corporate shareholders, a portion of the dividends paid by a fund may qualify for the dividends-received deduction. This deduction is generally available to corporations for dividends paid by a fund out of income earned on its investments in domestic corporations. Because each Fund's income is derived primarily from investments earning interest rather than dividend income, generally none of their income dividends will be eligible for this deduction.

INVESTMENT IN COMPLEX SECURITIES Each Fund may invest in securities issued or purchased at a discount, such as zero coupon, step-up or payment-in-kind (PIK) bonds, that could require it to accrue and distribute income not yet received. In order to generate sufficient cash to make these distributions, a Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold. These rules could affect the amount, timing and/or tax character of income distributed to you by the Fund.


TREATMENT OF PRIVATE ACTIVITY BOND INTEREST Interest on certain private activity bonds, while exempt from regular federal income tax, is a tax preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under federal and state alternative minimum taxes, depending on your personal or corporate tax position. Persons defined in the Code as substantial users (or persons related to such users) of facilities financed by private activity bonds should consult their tax advisors before buying Fund shares.

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
-------------------------------------------------------------------------------

Each Fund is a series of Franklin Tax-Free Trust, an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Massachusetts business trust in September 1984, and is registered with the SEC.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that each Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that each Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk that you would incur financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

The Insured, Michigan and Ohio Funds currently offer three classes of shares, Class A, Class B and Class C. The Massachusetts and Minnesota Funds currently offer two classes of shares, Class A and Class C. The full title of each class is:

o  Franklin Insured Tax-Free Income Fund -  Class A
o  Franklin Insured Tax-Free Income Fund -  Class B
o  Franklin Insured Tax-Free Income Fund - Class C
o  Franklin Massachusetts Insured Tax-Free Income Fund - Class A
o  Franklin Massachusetts Insured Tax-Free Income Fund - Class C
o  Franklin Michigan Insured Tax-Free Income Fund - Class A
o  Franklin Michigan Insured Tax-Free Income Fund - Class B
o  Franklin Michigan Insured Tax-Free Income Fund - Class C
o  Franklin Minnesota Insured Tax-Free Income Fund - Class A
o  Franklin Minnesota Insured Tax-Free Income Fund - Class C
o  Franklin Ohio Insured Tax-Free Income Fund - Class A
o  Franklin Ohio Insured Tax-Free Income Fund - Class B
o  Franklin Ohio Insured Tax-Free Income Fund - Class C

The Florida Fund offers only one share class. Because its sales charge structure and Rule 12b-1 plan are similar to those of Class A shares, shares of the Florida Fund are considered Class A shares for redemption, exchange and other purposes.

The Funds may offer additional classes of shares in the future.

Shares of each class represent proportionate interests in each Fund's assets. On matters that affect a Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Additional series may be offered in the future.

The Trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting also may be called by the board in its discretion.

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of the Funds, no other person holds beneficially or of record more than 5% of the outstanding shares of any class.


As of June 3, 2002, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds in Franklin Templeton Investments.


BUYING AND SELLING SHARES
-------------------------------------------------------------------------------

Each Fund continuously offers its shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with a Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of a Fund may be required by state law to register as securities dealers.

For investors outside the U.S., the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

INITIAL SALES CHARGES The maximum initial sales charge is 4.25% for Class A and 1% for Class C. There is no initial sales charge for Class B.

The initial sales charge for Class A shares may be reduced for certain large purchases, as described in the prospectus. We offer several ways for you to combine your purchases in Franklin Templeton funds to take advantage of the lower sales charges for large purchases. Franklin Templeton funds include the U.S. registered mutual funds in Franklin Templeton Investments except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund, Inc.

CUMULATIVE QUANTITY DISCOUNT. For purposes of calculating the sales charge on Class A shares, you may combine the amount of your current purchase with the cost or current value, whichever is higher, of your existing shares in Franklin Templeton funds. You also may combine the shares of your spouse, children under the age of 21 or grandchildren under the age of 21. If you are the sole owner of a company, you also may add any company accounts, including retirement plan accounts.

LETTER OF INTENT (LOI). You may buy Class A shares at a reduced sales charge by completing the letter of intent section of your account application. A letter of intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay. By completing the letter of intent section of the application, you acknowledge and agree to the following:

o You authorize Distributors to reserve 5% of your total intended purchase in Class A shares registered in your name until you fulfill your LOI. Your periodic statements will include the reserved shares in the total shares you own, and we will pay or reinvest dividend and capital gain distributions on the reserved shares according to the distribution option you have chosen.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the LOI.

o Although you may exchange your shares, you may not sell reserved shares until you complete the LOI or pay the higher sales charge.

After you file your LOI with the Fund, you may buy Class A shares at the sales charge applicable to the amount specified in your LOI. Sales charge reductions based on purchases in more than one Franklin Templeton fund will be effective only after notification to Distributors that the investment qualifies for a discount. Any Class A purchases you made within 90 days before you filed your LOI also may qualify for a retroactive reduction in the sales charge. If you file your LOI with the Fund before a change in the Fund's sales charge, you may complete the LOI at the lower of the new sales charge or the sales charge in effect when the LOI was filed.

Your holdings in Franklin Templeton funds acquired more than 90 days before you filed your LOI will be counted towards the completion of the LOI, but they will not be entitled to a retroactive reduction in the sales charge. Any redemptions you make during the 13 month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been completed.

If the terms of your LOI are met, the reserved shares will be deposited to an account in your name or delivered to you or as you direct. If the amount of your total purchases, less redemptions, is more than the amount specified in your LOI and is an amount that would qualify for a further sales charge reduction, a retroactive price adjustment will be made by Distributors and the securities dealer through whom purchases were made. The price adjustment will be made on purchases made within 90 days before and on those made after you filed your LOI and will be applied towards the purchase of additional shares at the offering price applicable to a single purchase or the dollar amount of the total purchases.

If the amount of your total purchases, less redemptions, is less than the amount specified in your LOI, the sales charge will be adjusted upward, depending on the actual amount purchased (less redemptions) during the period. You will need to send Distributors an amount equal to the difference in the actual dollar amount of sales charge paid and the amount of sales charge that would have applied to the total purchases if the total of the purchases had been made at one time. Upon payment of this amount, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, we will redeem an appropriate number of reserved shares to realize the difference. If you redeem the total amount in your account before you fulfill your LOI, we will deduct the additional sales charge due from the sale proceeds and forward the balance to you.

GROUP PURCHASES. If you are a member of a qualified group, you may buy Class A shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

o  Was formed at least six months ago,

o  Has a purpose other than buying Fund shares at a discount,

o  Has more than 10 members,

o  Can arrange for meetings between our representatives and group members,

o Agrees to include Franklin Templeton fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,

o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

WAIVERS FOR INVESTMENTS FROM CERTAIN PAYMENTS. Class A shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by investors who reinvest within 365 days:

o Dividend and capital gain distributions from any Franklin Templeton fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of the Fund before November 17, 1997, and to Advisor Class or Class Z shareholders of a Franklin Templeton fund who may reinvest their distributions in the Fund's Class A shares.

o Annuity payments received under either an annuity option or from death benefit proceeds, if the annuity contract offers as an investment option the Franklin Templeton Variable Insurance Products Trust. You should contact your tax advisor for information on any tax consequences that may apply.

o Redemption proceeds from a repurchase of shares of Franklin Floating Rate Trust, if the shares were continuously held for at least 12 months.

   If you immediately placed your redemption proceeds in a Franklin Bank CD or a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover, or the date you redeem your money fund shares.

o Redemption proceeds from the sale of Class A shares of any of the Templeton Global Strategy Funds if you are a qualified investor.

   If you paid a CDSC when you redeemed your Class A shares from a Templeton Global Strategy Fund, a new CDSC will apply to your purchase of Fund shares and the CDSC holding period will begin again. We will, however, credit your Fund account with additional shares based on the CDSC you previously paid and the amount of the redemption proceeds that you reinvest.

   If you immediately placed your redemption proceeds in a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date they are redeemed from the money fund.

WAIVERS FOR CERTAIN INVESTORS. Class A shares also may be purchased without an initial sales charge or CDSC by various individuals and institutions due to anticipated economies in sales efforts and expenses, including:

o Trust companies and bank trust departments investing assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We may accept orders for these accounts by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

o Any state or local government or any instrumentality, department, authority or agency thereof that has determined the Fund is a legally permissible investment and that can only buy Fund shares without paying sales charges. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you and the effect, if any, of payments by the Fund on arbitrage rebate calculations.

o Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs

o Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with Distributors

o Registered securities dealers and their affiliates, for their investment accounts only

o Current employees of securities dealers and their affiliates and their family members, as allowed by the internal policies of their employer

o Officers, trustees, directors and full-time employees of Franklin Templeton Investments, and their family members, consistent with our then-current policies

o Any investor who is currently a Class Z shareholder of Franklin Mutual Series Fund Inc. (Mutual Series), or who is a former Mutual Series Class Z shareholder who had an account in any Mutual Series fund on October 31, 1996, or who sold his or her shares of Mutual Series Class Z within the past 365 days

o Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

o  Accounts managed by Franklin Templeton Investments

o Certain unit investment trusts and their holders reinvesting distributions from the trusts

In addition, Class C shares may be purchased without an initial sales charge by any investor who buys Class C shares through an omnibus account with Merrill Lynch Pierce Fenner & Smith, Inc. A CDSC may apply, however, if the shares are sold within 18 months of purchase.

DEALER COMPENSATION Securities dealers may at times receive the entire sales charge. A securities dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the dealer compensation table in the Funds' prospectus.


Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more: 0.75% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million.


In addition to the payments above, Distributors and/or its affiliates may provide financial support to securities dealers that sell shares of Franklin Templeton Investments. This support is based primarily on the amount of sales of fund shares and/or total assets with Franklin Templeton Investments. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in Franklin Templeton Investments; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to Franklin Templeton Investments. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain securities dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.


CONTINGENT DEFERRED SALES CHARGE (CDSC) If you invest $1 million or more in Class A shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 18 months of purchase effective February 1, 2002. For purchases made prior to February 1, 2002, a CDSC of 1% may apply to shares redeemed within 12 months of purchase. For Class C shares, a CDSC may apply if you sell your shares within 18 months of purchase. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less.


For Class B shares, there is a CDSC if you sell your shares within six years, as described in the table below. The charge is based on the value of the shares sold or the net asset value at the time of purchase, whichever is less.

IF YOU SELL YOUR CLASS B        THIS % IS DEDUCTED
SHARES WITHIN THIS MANY YEARS   FROM YOUR PROCEEDS
AFTER BUYING THEM                   AS A CDSC
------------------------------------------------------
1 Year                                   4
2 Years                                  4
3 Years                                  3
4 Years                                  3
5 Years                                  2
6 Years                                  1
7 Years                                  0

CDSC WAIVERS. The CDSC for any share class generally will be waived for:

o  Account fees

o Redemptions of Class A shares by investors who purchased $1 million or more without an initial sales charge if the securities dealer of record waived its commission in connection with the purchase

o Redemptions by a Fund when an account falls below the minimum required account size

o  Redemptions following the death of the shareholder or beneficial owner

o  Redemptions through a systematic withdrawal plan set up before February
   1, 1995

o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's net asset value depending on the frequency of your plan

EXCHANGE PRIVILEGE If you request the exchange of the total value of your account, accrued but unpaid income dividends and capital gain distributions will be reinvested in the Fund at net asset value on the date of the exchange, and then the entire share balance will be exchanged into the new fund. Backup withholding and information reporting may apply.

If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is each Fund's general policy to initially invest this money in short-term, tax-exempt municipal securities, unless it is believed that attractive investment opportunities consistent with the Fund's investment goals exist immediately. This money will then be withdrawn from the short-term, tax-exempt municipal securities and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company generally are not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan also may be subject to a CDSC.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. A Fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

REDEMPTIONS IN KIND Each Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Funds do not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

SHARE CERTIFICATES We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

GENERAL INFORMATION If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Funds nor their affiliates will be liable for any loss caused by your failure to cash such checks. The Funds are not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

Sending redemption proceeds by wire or electronic funds transfer (ACH) is a special service that we make available whenever possible. By offering this service to you, the Funds are not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Funds nor their agents shall be liable to you or any other person if, for any reason, a redemption request by wire or ACH is not processed as described in the prospectus.

Franklin Templeton Investor Services, LLC (Investor Services) may pay certain financial institutions that maintain omnibus accounts with the Funds on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions also may charge a fee for their services directly to their clients.

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with a Fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the Fund at a later date. These sub-accounts may be registered either by name or number. Each Fund's investment minimums apply to each sub-account. Each Fund will send confirmation and account statements for the sub-accounts to the institution.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the Fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents. Any loss to you resulting from your dealer's failure to transmit your redemption order to the Fund in a timely fashion must be settled between you and your securities dealer.

Certain shareholder servicing agents may be authorized to accept your transaction request.

For institutional accounts, there may be additional methods of buying or selling Fund shares than those described in this SAI or in the prospectus.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES
-------------------------------------------------------------------------------

When you buy shares, you pay the offering price. The offering price is the net asset value (NAV) per share plus any applicable sales charge, calculated to two decimal places using standard rounding criteria. When you sell shares, you receive the NAV minus any applicable CDSC.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

Each Fund calculates the NAV per share of each class each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). The Funds do not calculate the NAV on days the New York Stock Exchange
(NYSE) is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, each Fund values cash and receivables at their realizable amounts, and records interest as accrued. Each Fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, each Fund values them according to the broadest and most representative market as determined by the manager. Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. In the absence of a sale or reported bid and ask prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of municipal securities.

Generally, trading in U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the board. With the approval of the board, each Fund may use a pricing service, bank or securities dealer to perform any of the above described functions.

THE UNDERWRITER
-------------------------------------------------------------------------------


Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of each Fund's shares. Distributors is located at One Franklin Parkway, San Mateo, CA 94403-1906.


Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. Each Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.


The table below shows the aggregate underwriting commissions Distributors received in connection with the offering of the Funds' shares, the net underwriting discounts and commissions Distributors retained after allowances to dealers, and the amounts Distributors received in connection with redemptions or repurchases of shares for the last three fiscal years ended February 28, 2002 and 2001, and February 29, 2000:


                                                        AMOUNT
                                                     RECEIVED IN
                                                      CONNECTION
                                                         WITH
                              TOTAL       AMOUNT     REDEMPTIONS
                           COMMISSIONS RETAINED BY       AND
                            RECEIVED   DISTRIBUTORS  REPURCHASES
                               ($)         ($)           ($)
-------------------------------------------------------------------


2002
Florida Fund                  505,641     36,747             0
Insured Fund                3,280,502    208,997        57,337
Massachusetts Fund          1,286,638     87,359         8,018
Michigan Fund               3,092,939    193,004        64,135
Minnesota Fund              1,065,552     63,222         8,414
Ohio Fund                   2,248,383    144,656        35,839


2001
Florida Fund                 188,036      13,388             0
Insured Fund               1,475,148      96,011        38,840
Massachusetts Fund           562,549      36,714        23,360
Michigan Fund              1,340,897      82,879        48,597
Minnesota Fund               512,580      32,100        16,554
Ohio Fund                  1,068,705      68,030        27,051

2000
Florida Fund                 347,787      24,507         1,130
Insured Fund               2,135,976     134,057        78,535
Massachusetts Fund           861,945      54,163        29,631
Michigan Fund              2,163,050     128,077        56,030
Minnesota Fund               819,118      46,686        37,510
Ohio Fund                  1,699,643     105,552        81,934



Distributors may be entitled to payments from the Funds under the Rule 12b-1 plans, as discussed below. Except as noted, Distributors received no other compensation from the Funds for acting as underwriter.

DISTRIBUTION AND SERVICE (12B-1) FEES The board has adopted a separate plan pursuant to Rule 12b-1 for each class. Although the plans differ in some ways for each class, each plan is designed to benefit the Fund and its shareholders. The plans are expected to, among other things, increase advertising of the Fund, encourage sales of the Fund and service to its shareholders, and increase or maintain assets of the Fund so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the Fund is useful in managing the Fund because the manager has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

Under each plan, the Fund pays Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates and who provide service or account maintenance to shareholders (service fees); the expenses of printing prospectuses and reports used for sales purposes, and of preparing and distributing sales literature and advertisements; and a prorated portion of Distributors' overhead expenses related to these activities. Together, these expenses, including the service fees, are "eligible expenses." The 12b-1 fees charged to each class are based only on the fees attributable to that particular class.


THE CLASS A PLAN. Florida Fund may pay up to 0.15% per year and each of the remaining Funds may pay up to 0.10% per year of the remaining Funds of Class A's average daily net assets.

In implementing the Class A plan of each fund, except the Arizona and Florida Funds, the board has determined that the annual fees payable under the plan will be equal to the sum of: (i) the amount obtained by multiplying 0.10% by the average daily net assets represented by the fund's Class A shares that were acquired by investors on or after May 1, 1994, the effective date of the plan (new assets), and (ii) the amount obtained by multiplying 0.05% by the average daily net assets represented by the fund's Class A shares that were acquired before May 1, 1994 (old assets). These fees will be paid to the current securities dealer of record on the account. In addition, until such time as the maximum payment of 0.10% is reached on a yearly basis, up to an additional 0.02% will be paid to Distributors under the plan. When the fund reaches $4 billion in assets, the amount to be paid to Distributors will be reduced from 0.02% to 0.01%. The payments made to Distributors will be used by Distributors to defray other marketing expenses that have been incurred in accordance with the plan, such as advertising.

The fee is a Class A expense. This means that all Class A shareholders, regardless of when they purchased their shares, will bear Rule 12b-1 expenses at the same rate. The initial rate will be at least 0.07% (0.05% plus 0.02%) of the average daily net assets of Class A and, as Class A shares are sold on or after May 1, 1994, will increase over time. Thus, as the proportion of Class A shares purchased on or after May 1, 1994, increases in relation to outstanding Class A shares, the expenses attributable to payments under the plan also will increase (but will not exceed 0.10% of average daily net assets). While this is the currently anticipated calculation for fees payable under the Class A plan, the plan permits the board to allow the fund to pay a full 0.10% on all assets at any time. The approval of the board would be required to change the calculation of the payments to be made under the Class A plan.


The Class A plan is a reimbursement plan. It allows the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plan. Except for the Florida Fund's expenses, any unreimbursed expenses from one year may not be carried over to or reimbursed in later years.


For the fiscal year ended February 28, 2002, the amounts paid by the Funds pursuant to the Class A plan were:


                         FLORIDA   INSURED   MASSACHUSETTS
                           ($)       ($)        ($)
-----------------------------------------------------------

Advertising               2,869     91,572      19,270
Printing and mailing
 prospectuses other
 than to current
 shareholders               404     15,192       2,882
Payments to
 underwriters             5,102     34,723      10,728
Payments to
 broker-dealers         109,432  1,120,424     275,693
Other                     3,762    132,154      29,541
                         ----------------------------------
Total                   121,569  1,394,065     338,114
                        ===================================


                        MICHIGAN     MINNESOTA      OHIO
                          ($)           ($)          ($)
--------------------------------------------------------------

Advertising              67,841       32,155      45,055
Printing and mailing
 prospectuses other
 than to current
 shareholders            12,521        5,366       8,542
Payments to
 underwriters            33,148       11,240      23,364
Payments to
 broker-dealers         850,409      360,193     560,277
Other                   100,032       43,053      62,963
                      ---------------------------------------
Total                   1,063,951    452,007     700,201
                      =======================================


THE CLASS B AND C PLANS. Each Fund pays Distributors up to 0.65% per year of the class's average daily net assets, out of which 0.15% may be paid for services to the shareholders (service fees). The Class B and C plans also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class B and C shares. Class B plan fees payable to Distributors are used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commissions to securities dealers. Resources owns a minority interest in one of the third party financing entities.

The Class B and C plans are compensation plans. They allow each Fund to pay a fee to Distributors that may be more than the eligible expenses Distributors has incurred at the time of the payment. Distributors must, however, demonstrate to the board that it has spent or has near-term plans to spend the amount received on eligible expenses. Each Fund will not pay more than the maximum amount allowed under the plans.


Under the Class B plan, the amounts paid by the Funds pursuant to the plan for the fiscal year ended February 28, 2002, were:

                       INSURED     MICHIGAN        OHIO
                         ($)         ($)            ($)
----------------------------------------------------------

Advertising             2,134       2,057           772
Printing and mailing
 prospectuses other
 than to current
 shareholders              41          71            28
Payments to
 underwriters           2,196       1,883         1,028
Payments to
 broker-dealers        115,181    110,343        53,027
Other                   3,040       3,040         1,357
                      ------------------------------------
Total                  122,592      117,394        56,212
                      ====================================
Under the Class C plan, the amounts paid by the Fund pursuant to the plan for the fiscal year ended February 28, 2002, were:


                          INSURED   MASSACHUSETTS
                            ($)         ($)
-------------------------------------------------

Advertising                8,982      1,405
Printing and mailing
 prospectuses other
 than to current
 shareholders                641        115
Payments to
 underwriters              6,349      1,138
Payments to
 broker-dealers          440,192    185,245
Other                     11,537      1,583
                         ------------------------
Total                    467,701      189,486
                         ========================


                           MICHIGAN    MINNESOTA     OHIO
                             ($)          ($)         ($)
-------------------------------------------------------------

Advertising                  7,226        2,855      5,115
Printing and mailing
 prospectuses other
 than to current
 shareholders                  625          266        425
Payments to
 underwriters                4,569        2,143      3,054
Payments to
 broker-dealers            382,520      178,798    297,411
Other                        9,287        4,183      6,215
                         ----------------------------------
Total                      404,227      188,245    312,220
                         ==================================



THE CLASS A, B AND C PLANS. In addition to the payments that Distributors or others are entitled to under each plan, each plan also provides that to the extent the Fund, the manager or Distributors or other parties on behalf of the Fund, the manager or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the Investment Company Act of 1940, as amended, then such payments shall be deemed to have been made pursuant to the plan.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks may not participate in the plans because of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banks, however, are allowed to receive fees under the plans for administrative servicing or for agency transactions.

Distributors must provide written reports to the board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, and furnish the board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plans should be continued.

Each plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of each plan also are consistent with Rule 12b-1.

PERFORMANCE
-------------------------------------------------------------------------------


Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return before taxes, average annual total return after taxes on distribution, average annual total return after taxes on distributions and sale of sharesand current yield quotations used by the Funds are based on the standardized methods of computing performance mandated by the SEC. Unless otherwise noted, performance figures reflect Rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the Funds to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

AVERAGE ANNUAL TOTAL RETURN BEFORE TAXES Average annual total return before taxes is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

When considering the average annual total return before taxes quotations for Class A and C shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Funds. The average annual total returns before taxes for the indicated periods ended February 28, 2002, were:


                                                              SINCE
                   INCEPTION  1 YEAR   5 YEARS   10 YEARS   INCEPTION
                      DATE      (%)      (%)        (%)        (%)
----------------------------------------------------------------------
CLASS A
Florida Fund
                    4/30/93     1.63     5.12       -        5.17
Insured Fund        4/03/85     1.89     4.81      5.86      7.43
Massachusetts Fund  4/03/85     1.39     4.82      5.86      6.87
Michigan Fund       4/03/85     1.89     5.02      6.01      7.21
Minnesota Fund      4/03/85     1.32     4.49      5.49      7.05
Ohio Fund           4/03/85     1.91     4.77      5.89      7.17

----------------------------------------------------------------------
CLASS B
Insured Fund        2/01/00     1.96       -        -        7.86
Michigan Fund       2/01/00     1.81       -        -        7.43
Ohio Fund           2/01/00     1.89       -        -        7.39

----------------------------------------------------------------------
CLASS C
Insured Fund        5/01/95     3.81     4.93       -        5.32
Massachusetts Fund  5/01/95     3.09     4.91       -        5.30
Michigan Fund       5/01/95     3.78     5.13       -        5.51
Minnesota Fund      5/01/95     3.18     4.61       -        4.93
Ohio Fund           5/01/95     3.86     4.91       -        5.38



The following SEC formula was used to calculate these figures:

                       n
                 P(1+T)   = ERV

where:

P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period


AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

The Funds' sales literature and advertising commonly refer to this calculation as the Funds' after-tax average annual total return (pre-liquidation). When considering the average annual total return after taxes on distributions quotations for Class A and C shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in a Fund. The average annual total returns after taxes on distributions for the indicated periods ended February 28, 2002, were:

                                                              SINCE
                   INCEPTION  1 YEAR   5 YEARS   10 YEARS   INCEPTION
                      DATE      (%)      (%)        (%)        (%)
----------------------------------------------------------------------
CLASS A
Florida Fund
                    4/30/93     1.63     5.12       -        5.17
Insured Fund        4/03/85     1.88     4.72      5.82        -
Massachusetts Fund  4/03/85     1.39     4.74      5.82        -
Michigan Fund       4/03/85     1.88     4.96      5.98        -
Minnesota Fund      4/03/85     1.33     4.44      5.46        -
Ohio Fund           4/03/85     1.91     4.73      5.87        -

----------------------------------------------------------------------
CLASS B
Insured Fund        2/01/00     1.95       -        -        7.86
Michigan Fund       2/01/00     1.81       -        -        7.43
Ohio Fund           2/01/00     1.89       -        -        7.39

----------------------------------------------------------------------
CLASS C
Insured Fund        5/01/95     3.81      4.84      -        5.26
Massachusetts Fund  5/01/95     3.09      4.83      -        5.24
Michigan Fund       5/01/95     3.78      5.07      -        5.46
Minnesota Fund      5/01/95     3.18      4.56      -        4.90
Ohio Fund           5/01/95     3.85      4.87      -        5.35


The following SEC formula was used to calculate these figures:

                          n
                    P(1+T)   = ATVD

where:

P = a hypothetical initial payment of $1,000
T = average annual total return (after taxes on distributions) n = number of years
ATVD = ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption.

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES Average annual total return after taxes on distributions and sale of fund shares is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of fund shares. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of fund shares. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

The Funds' sales literature and advertising commonly refer to this calculation as the Funds' after-tax average annual total return (post-liquidation). When considering the average annual total return after taxes on distributions quotations for Class A and C shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in a Fund. The average annual total returns after taxes on distributions and redemptions for the indicated periods ended February 28, 2002, were:

                                                               SINCE
                   INCEPTION  1 YEAR   5 YEARS   10 YEARS   INCEPTION
                      DATE      (%)      (%)        (%)        (%)
----------------------------------------------------------------------
CLASS A
Florida Fund        4/30/93      2.76    5.07       -        5.12
Insured Fund        4/03/85      3.04    4.85      5.82        -
Massachusetts Fund  4/03/85      2.69    4.83      5.79        -
Michigan Fund       4/03/85      3.00    5.01      5.92        -
Minnesota Fund      4/03/85      2.65    4.58      5.48        -
Ohio Fund           4/03/85      3.04    4.81      5.82        -

----------------------------------------------------------------------
CLASS B
Insured Fund        2/01/00      2.94      -        -        7.27
Michigan Fund       2/01/00      2.80      -        -        6.90
Ohio Fund           2/01/00      2.88      -        -        6.88
----------------------------------------------------------------------
CLASS C
Insured Fund        5/01/95      4.05    4.86       -        5.23
Massachusetts Fund  5/01/95      3.56    4.82       -        5.18
Michigan Fund       5/01/95      3.99    5.00       -        5.36
Minnesota Fund      5/01/95      3.62    4.59       -        4.88
Ohio Fund           5/01/95      4.07    4.83       -        5.25

The following SEC formula was used to calculate these figures:

      n
P(1+T)  = ATVDR

where:

P = a hypothetical initial payment of $1,000
T = average annual total return (after taxes on distributions and redemptions) n = number of years
ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions and redemption.

CUMULATIVE TOTAL RETURN Like average annual total return, cumulative total return assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, income dividends and capital gain distributions are reinvested at net asset value, the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated above. The cumulative total returns for the indicated periods ended February 28, 2002 were:

                                                              SINCE
                   INCEPTION  1 YEAR   5 YEARS   10 YEARS   INCEPTION
                      DATE      (%)      (%)        (%)        (%)
----------------------------------------------------------------------
CLASS A
Florida Fund        4/30/93     1.63     28.36       -        56.07
Insured Fund        4/03/85     1.89     26.46     76.79     235.87
Massachusetts Fund  4/03/85     1.39     26.53     76.75     207.72
Michigan Fund       4/03/85     1.89     27.77     79.28     224.43
Minnesota Fund      4/03/85     1.32     24.58     70.60     216.63
Ohio Fund           4/03/85     1.91     26.22     77.31     222.36

----------------------------------------------------------------------
CLASS B
Insured Fund        2/01/00     1.96       -         -        17.01
Michigan Fund       2/01/00     1.81       -         -        16.05
Ohio Fund           2/01/00     1.89       -         -        15.97

----------------------------------------------------------------------
CLASS C
Insured Fund        5/01/95     3.81     27.21       -        42.54
Massachusetts Fund  5/01/95     3.09     27.11       -        42.33
Michigan Fund       5/01/95     3.78     28.43       -        44.27
Minnesota Fund      5/01/95     3.18     25.30       -        38.96
Ohio Fund           5/01/95     3.86     27.08       -        43.03

CURRENT YIELD Current yield shows the income per share earned by a Fund. It is calculated by dividing the net investment income per share earned during a 30-day base period by the applicable maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders of the class during the base period. The yields for the 30-day period ended February 28, 2002, were:

                    CLASS A (%)   CLASS B (%)    CLASS C (%)
---------------------------------------------------------------
Florida Fund           3.52            -              -
Insured Fund           3.70          3.33           3.29
Massachusetts Fund     3.68            -            3.26
Michigan Fund          3.42          3.06           3.02
Minnesota Fund         3.79            -            3.43
Ohio Fund              3.50          3.14           3.09



The following SEC formula was used to calculate these figures:

                    6
Yield = 2 [(A-B + 1)  - 1]
            ---
            cd

where:

a = interest earned during the period
b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the maximum offering price per share on the last day of the period


TAXABLE-EQUIVALENT YIELD Each Fund also may quote a taxable-equivalent yield that shows the before-tax yield that would have to be earned from a taxable investment to equal the yield. Taxable-equivalent yield is computed by dividing the portion of the yield that is tax-exempt by one minus the highest applicable combined federal and state income tax rate and adding the product to the portion of the yield that is not tax-exempt, if any. The taxable-equivalent yields for the 30-day period ended February 28, 2002, were:


                   CLASS A (%)  CLASS B (%)   CLASS C (%)
-----------------------------------------------------------
Florida Fund           5.73          -             -
Insured Fund           6.03         5.42         5.36
Massachusetts Fund     6.33          -           5.61
Michigan Fund          5.81         5.20         5.13
Minnesota Fund         6.70          -           6.06
Ohio Fund              6.16         5.53         5.44

As of February 28, 2002, the combined federal and state income tax rates upon which the taxable-equivalent yield quotations were based were:

                              COMBINED RATE (%)
------------------------------------------------------
Florida Fund                      38.60
Insured Fund                      38.60
Massachusetts Fund                41.85
Michigan Fund                     41.18
Minnesota Fund                    43.42
Ohio Fund                         43.21


From time to time, as any changes to the rates become effective, taxable-equivalent yield quotations advertised by the Funds will be updated to reflect these changes. The Funds expect updates may be necessary as tax rates are changed by federal and state governments. The advantage of tax-free investments, like the Funds, will be enhanced by any tax rate increases. Therefore, the details of specific tax increases may be used in sales material for the Funds.


CURRENT DISTRIBUTION RATE Current yield and taxable-equivalent yield, which are calculated according to a formula prescribed by the SEC, are not indicative of the amounts that were or will be paid to shareholders. Amounts paid to shareholders are reflected in the quoted current distribution rate or taxable-equivalent distribution rate. The current distribution rate is usually computed by annualizing the dividends paid per share by a class during a certain period and dividing that amount by the current maximum offering price. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than interest, if any, and is calculated over a different period of time. The current distribution rates for the 30-day period ended February 28, 2002, were:

                    CLASS A (%)  CLASS B (%)  CLASS C (%)
---------------------------------------------------------
Florida Fund           4.38         -           -
Insured Fund           4.55       4.17         4.13
Massachusetts Fund     4.58         -          4.16
Michigan Fund          4.58       4.22         4.15
Minnesota Fund         4.58         -          4.15
Ohio Fund              4.60       4.24         4.17

A taxable-equivalent distribution rate shows the taxable distribution rate equivalent to the current distribution rate. The advertised taxable-equivalent distribution rate will reflect the most current federal and state tax rates available to the Fund. The taxable-equivalent distribution rates for the 30-day period ended February 28, 2002, were:

                    CLASS A (%)  CLASS B (%)  CLASS C (%)
-------------------------------------------------------------
Florida Fund           7.13         -            -
Insured Fund           7.41        6.79        6.73
Massachusetts Fund     7.88         -          7.15
Michigan Fund          7.79        7.17        7.06
Minnesota Fund         8.09         -          7.33
Ohio Fund              8.10        7.47        7.34


VOLATILITY Occasionally statistics may be used to show the Fund's volatility or risk. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS Each Fund also may quote the performance of shares without a sales charge. Sales literature and advertising may quote a cumulative total return, average annual total return and other measures of performance with the substitution of net asset value for the public offering price.
Each Fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to Franklin Templeton Investments. Resources is the parent company of the advisors and underwriter of Franklin Templeton funds.

COMPARISONS To help you better evaluate how an investment in a Fund may satisfy your investment goal, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials also may compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

o Salomon Smith Barney Broad Bond Index or its component indices - measures yield, price and total return for Treasury, agency, corporate and mortgage bonds.

o Lehman Brothers Aggregate Bond Index or its component indices - measures yield, price and total return for Treasury, agency, corporate, mortgage and Yankee bonds.

o Lehman Brothers Municipal Bond Index or its component indices - measures yield, price and total return for the municipal bond market.

o Bond Buyer 20 Index - an index of municipal bond yields based upon yields of 20 general obligation bonds maturing in 20 years.

o Bond Buyer 40 Index - an index composed of the yield to maturity of 40 bonds. The index attempts to track the new-issue market as closely as possible, so it changes bonds twice a month, adding all new bonds that meet certain requirements and deleting an equivalent number according to their secondary market trading activity. As a result, the average par call date, average maturity date, and average coupon rate can and have changed over time. The average maturity generally has been about 29-30 years.

o Financial publications: THE WALL STREET JOURNAL, and BUSINESS WEEK, FINANCIAL WORLD, FORBES, FORTUNE, and MONEY magazines - provide performance statistics over specified time periods.

o Salomon Smith Barney Composite High Yield Index or its component indices - measures yield, price and total return for the Long-Term High-Yield Index, Intermediate-Term High-Yield Index and Long-Term Utility High-Yield Index.


o Historical data supplied by the research departments of CS First Boston Corporation, JPMorgan Chase Bank, Salomon Smith Barney Inc., Merrill Lynch and Lehman Brothers(R).


o Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.

o Lipper, Inc. - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

From time to time, advertisements or information for each Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or sales material issued by each Fund also may discuss or be based upon information in a recent issue of the Special Report on Tax Freedom Day published by the Tax Foundation, a Washington, D.C. based nonprofit research and public education organization. The report illustrates, among other things, the annual amount of time the average taxpayer works to satisfy his or her tax obligations to the federal, state and local taxing authorities.

Advertisements or information also may compare each Fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in a Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to any Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by a Fund to calculate its figures. In addition, there can be no assurance that a Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION
-------------------------------------------------------------------------------

The Funds may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Funds cannot guarantee that these goals will be met.


The Funds are members of Franklin Templeton Investments, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services approximately 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Together, Franklin Templeton Investments has over $275 billion in assets under management for more than 5 million U.S. based mutual fund shareholder and other accounts. Franklin Templeton Investments offers 106 U.S. based open-end investment companies to the public. The Fund may identify itself by its Nasdaq symbol or CUSIP number.

Franklin is a leader in the tax-free mutual fund industry and manages more than $48 billion in municipal security assets for over three quarters of a million investors.

Under current tax laws, municipal securities remain one of the few investments offering the potential for tax-free income. In 2002, taxes could cost $44 on every $100 earned from a fully taxable investment (based on the combination of the new 38.6% federal tax rate and the highest state tax rate of 5.7% (after the federal tax deduction)). Franklin tax-free funds, however, offer tax relief through a professionally managed portfolio of tax-free securities selected based on their yield, quality and maturity. An investment in a Franklin tax-free fund can provide you with the potential to earn income free of federal taxes and, depending on the fund, state and local taxes as well, while supporting state and local public projects. Franklin tax-free funds also may provide tax-free compounding, when dividends are reinvested. An investment in Franklin's tax-free funds can grow more rapidly than similar taxable investments.


Municipal securities are generally considered to be creditworthy, second in quality only to securities issued or guaranteed by the U.S. government and its agencies. The market price of municipal securities, however, may fluctuate. This fluctuation will have a direct impact on the net asset value of the Fund's shares.

Currently, there are more mutual funds than there are stocks listed on the New York Stock Exchange. While many of them have similar investment goals, no two are exactly alike. Shares of the Funds are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.

DESCRIPTION OF RATINGS
-------------------------------------------------------------------------------

MUNICIPAL BOND RATINGS

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

INVESTMENT GRADE

Aaa: Municipal bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Municipal bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Municipal bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BELOW INVESTMENT GRADE

Ba: Municipal bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Municipal bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Municipal bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Municipal bonds rated Ca represent obligations that are speculative to a high degree. These issues are often in default or have other marked shortcomings.

C: Municipal bonds rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con.(-): Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon the completion of construction or the elimination of the basis of the condition.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa in its municipal bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP (S&P(R))

INVESTMENT GRADE

AAA: Municipal bonds rated AAA are the highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market, they move with interest rates and, hence, provide the maximum safety on all counts.

AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but also, to some extent, economic conditions.

BBB: Municipal bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BELOW INVESTMENT GRADE

BB, B, CCC, CC: Municipal bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: This rating is reserved for income bonds on which no interest is being paid.

D: Debt rated "D" is in default and payment of interest and/or repayment of principal is in arrears.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH INVESTORS SERVICE, INC. (FITCH)

INVESTMENT GRADE

AAA: Municipal bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal that is unlikely to be affected by reasonably foreseeable events.

AA: Municipal bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA and not significantly vulnerable to foreseeable future developments.

A: Municipal bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Municipal bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BELOW INVESTMENT GRADE

BB: Municipal bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. Business and financial alternatives can be identified, however, that could assist the obligor in satisfying its debt service requirements.

B: Municipal bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Municipal bonds rated CCC have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Municipal bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Municipal bonds rated C are in imminent default in the payment of interest or principal.

DDD, DD and D: Municipal bonds rated DDD, DD and D are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery while D represents the lowest potential for recovery.

Plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus or minus signs are not used with the AAA, DDD, DD or D categories.

MUNICIPAL NOTE RATINGS

MOODY'S

Moody's ratings for state, municipal and other short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing; factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

MIG 1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG 2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG 4: Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

S&P

Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less, the ratings below will usually be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

SHORT-TERM DEBT & COMMERCIAL PAPER RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's commercial paper ratings, which are also applicable to municipal paper investments, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations for both short-term debt and commercial paper, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+: Exceptionally strong credit quality. Regarded as having the strongest degree of assurance for timely payment.

F-1: Very strong credit quality. Reflects an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good credit quality. A satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair credit quality. Have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-5: Weak credit quality. Have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

STATE TAX TREATMENT
-------------------------------------------------------------------------------

The following information on the state income tax treatment of dividends from the funds is based upon correspondence and sources believed to be reliable. Except where otherwise noted, the information pertains to individual state income taxation only. You may be subject to local taxes on dividends or the value of your shares. Corporations, trusts, estates and other entities may be subject to other taxes and should consult with their tax advisors or their state department of revenue. For some investors, a portion of the dividend income may be subject to the federal and/or state alternative minimum tax.

FLORIDA Although Florida does not impose a personal income tax, it does impose an intangible personal property tax on intangible property having a taxable situs in Florida. This tax is imposed on the value of certain intangible personal property, including shares of a mutual fund. However, according to Florida Statute Section 199.185, there is an exemption for shares of a mutual fund, such as the Florida Fund, that is organized as a business trust, if, on the January 1 assessment date, at least 90% of the net asset value of the portfolio of assets corresponding to such shares consists of exempt property. Exempt property includes notes, bonds and other obligations issued by the state of Florida or its municipalities, counties and other taxing districts or by the U.S. government and its agencies. If, on the date of assessment, the 90% threshold is not met, only that portion, if any, of the value of the mutual fund shares attributable to notes, bonds and obligations of the U.S. government and its agencies will be exempt.


MASSACHUSETTS Chapter 62, Section 2, of the Massachusetts General Laws provides that dividends received from a regulated investment company, such as the Massachusetts Fund, are exempt from state personal income tax to the extent that such dividends are attributable to interest on obligations of the United States government that are exempt from state income taxation (including qualifying obligations of Puerto Rico, Guam and the Virgin Islands). In addition, dividends received from the fund, which are either exempt-interest dividends or capital gain dividends, to the extent that the interest or gains are attributable to obligations of the Commonwealth of Massachusetts, or any political subdivision, agency or instrumentality within the Commonwealth, also are exempt from state personal income tax. Dividends paid from interest earned on indirect United States government obligations (GNMAs, FNMAs, etc.) or other obligations from other states and their political subdivisions are fully taxable. To the extent that such taxable investments are made by the fund for temporary or defensive purposes, the distributions will be taxable.

Distributions that are treated as capital gain distributions for federal income tax purposes and that are attributable to obligations other than of the Commonwealth of Massachusetts, or any political subdivision, agency or instrumentality thereof will be taxable from five percent to zero percent.

In determining the Massachusetts excise tax on corporations subject to state taxation, distributions from the fund generally will be included in a corporate shareholder's gross income, and in the case of corporations that are defined as "intangible property corporations," shares of the fund will be included in the computation of net worth.


MICHIGAN Section 206.30(1) of the Michigan Compiled Laws generally provides that taxable income, for purposes of the Michigan individual income tax, is determined by reference to federal adjusted gross income, with certain modifications. Interest and dividends derived from obligations or securities of states other than Michigan (less related expenses) must be added back in determining Michigan taxable income. Interest and dividends derived from obligations or securities of Michigan (and its political subdivisions) are exempt and are not, therefore, added back in determining Michigan taxable income. Further, income derived from obligations of the U.S. government that the state is prohibited by law from subjecting to a net income tax is subtracted in determining Michigan taxable income. Pursuant to Michigan Revenue Administrative Bulletin 1989-10, this includes direct obligations of the U.S. government, its agencies, instrumentalities, or possessions (including qualifying obligations of Puerto Rico, Guam and the Virgin Islands).

Michigan Revenue Administrative Bulletin 1986-3 states that a regulated investment company, such as the Michigan Fund, which invests in tax-free municipal obligations of the state of Michigan and its political and governmental subdivisions, is permitted to pass-through the exemption of such interest to its shareholders to the extent that such interest qualifies as an exempt-interest dividend of a regulated investment company. The exempt nature of interest from obligations of the U.S. and its territories and possessions also may be passed through to shareholders. Dividends paid from interest earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or from obligations of other states and their political subdivisions are fully taxable. To the extent that such taxable investments are made by the fund, such as for temporary or defensive purposes, the distributions will be taxable.

Any distributions of net short-term and net long-term capital gains earned by the fund generally will be included in each shareholder's Michigan taxable income and taxed at ordinary income tax rates.

MINNESOTA Section 290.01 of the Code of Minnesota provides that individual shareholders generally will not be subject to state income taxation on the exempt-interest dividends distributed by a regulated investment company, such as the Minnesota Fund, to the extent that such exempt-interest dividends are derived from interest income on obligations of the state of Minnesota or its political subdivisions, municipalities, governmental agencies or instrumentalities, and provided that at least 95% of the exempt-interest dividends that are distributed to shareholders are derived from such obligations. However, such dividends are taken into account in computing the state's alternative minimum tax to the extent they are derived from Minnesota private activity bonds. Minnesota Reg.ss. 8002.0300 generally states that dividends paid by the fund, to the extent attributable to interest derived from obligations of the U.S. government, its authorities, commissions, instrumentalities or territories (including qualifying obligations of Puerto Rico, Guam and the Virgin Islands), also will be exempt from Minnesota's personal income tax. As a matter of policy, the fund will continue to seek to earn at least 95% of its income from interest on Minnesota obligations and less than 5% from direct U.S. government, Puerto Rico or other obligations to try to ensure that the fund continues to qualify to pay exempt-interest dividends on income from obligations of Minnesota and its political subdivisions, municipalities, governmental agencies and its instrumentalities. Dividends paid from interest earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or other obligations from other states and their political subdivisions are fully taxable. To the extent that such taxable investments are made by the fund for temporary or defensive purposes, the distributions will be taxable.

Any distributions of net short-term and net long-term capital gains earned by the fund are included in each shareholder's Minnesota taxable income and are taxed at ordinary income tax rates.


OHIO Sections 5747.01A, 5748.01 and 5709.76 of the Ohio Revised Code provide generally that distributions made by a regulated investment company such as the Ohio Fund to shareholders that are properly attributable to interest on obligations issued by or on behalf of the state of Ohio and its political subdivisions and authorities ("Ohio Obligations") will be exempt from the Ohio personal income tax and Ohio school district income taxes provided that at all times at least 50 percent of the value of the total assets of the regulated investment company consists of Ohio Obligations, or similar obligations of other states or their political subdivisions. In addition, distributions by the Ohio Fund that are properly attributable to Ohio Obligations will be excluded from the net income base of the Ohio corporation franchise tax base. However, shares of the Ohio Fund will be included in a shareholder's tax base for purposes of calculating the Ohio corporation franchise tax on the net worth basis.

Distributions properly attributable to interest on obligations of the United States and its territories and possessions or of any authority, commission, or instrumentality of the United States, the interest on which is exempt from state income taxes under the laws of the United States, will also be exempt from the Ohio personal income tax and Ohio school district income taxes, and are excluded from the net income base of the Ohio corporation franchise tax, provided, in the case of obligations of United States territories and possessions, that such interest is excluded from gross income for federal income tax purposes. Distributions paid from interest earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or other obligations from other states and their political subdivisions are fully taxable. To the extent that such taxable investments are made by the fund for temporary or defensive purposes, the distributions will be taxable on a pro rata basis.

The current position of the Ohio Department of Taxation is that shareholders who are subject to the Ohio personal income tax, Ohio school district income taxes or the Ohio corporation franchise tax computed on the net income basis will not be subject to such taxes on distributions of "capital gain dividends" to the extent that such distributions are attributable to profit made on the sale, exchange or other disposition by the Ohio Fund of Ohio Obligations.




















PROSPECTUS

FRANKLIN
TAX-FREE
TRUST

INVESTMENT STRATEGY

TAX-FREE INCOME

FRANKLIN ALABAMA TAX-FREE INCOME FUND
FRANKLIN FLORIDA TAX-FREE INCOME FUND
FRANKLIN GEORGIA TAX-FREE INCOME FUND
FRANKLIN KENTUCKY TAX-FREE INCOME FUND
FRANKLIN LOUISIANA TAX-FREE INCOME FUND
FRANKLIN MARYLAND TAX-FREE INCOME FUND
FRANKLIN MISSOURI TAX-FREE INCOME FUND
FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND
FRANKLIN TEXAS TAX-FREE INCOME FUND
FRANKLIN VIRGINIA TAX-FREE INCOME FUND


JULY 1, 2002

[Insert Franklin Templeton Investments logo]


The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

THE FUNDS

[Begin callout]
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]



     2 Goals and Strategies

     4 Main Risks

     7 Performance

    18 Fees and Expenses

    22 Management

    24 Distributions and Taxes

    26 Financial Highlights


YOUR ACCOUNT

[Begin callout]
INFORMATION ABOUT SALES CHARGES, ACCOUNT TRANSACTIONS AND SERVICES
[End callout]

    37 Choosing a Share Class

    41 Buying Shares

    44 Investor Services

    48 Selling Shares

    50 Account Policies

    54 Questions

FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT EACH FUND
[End callout]

Back Cover

THE FUNDS

[Insert graphic of bullseye and arrows]  GOALS AND STRATEGIES
                                         --------------------

GOALS Each Fund's investment goal is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investing, while seeking preservation of shareholders' capital. Each Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of that Fund's state.


MAIN INVESTMENT STRATEGIES Under normal market conditions, each Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, each state Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of the Fund's state. Although each Fund tries to invest all of its assets in tax-free securities, it is possible, that up to 20% of a Fund's assets may be in tax-free securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.


[Begin callout]

MUNICIPAL SECURITIES are issued by state and local governments, their agencies and authorities, as well as by the District of Columbia and U.S. territories and possessions, to borrow money for various public and private projects. Municipal securities pay a fixed, floating or variable rate of interest, and require that the amount borrowed (principal) be repaid at maturity.

[End callout]

Each Fund only buys municipal securities rated in the top four ratings by U.S. nationally recognized rating services (or comparable unrated securities). The manager selects securities that it believes will provide the best balance between risk and return within a Fund's range of allowable investments and typically uses a buy and hold strategy. This means it holds securities in the Fund's portfolio for income purposes, rather than trading securities for capital gains, although the manager may sell a security at any time if it believes it could help the Fund meet its goal.

Each Fund also may invest in municipal lease obligations, which generally are issued to finance the purchase of public property. The property is leased to a state or local government and the lease payments are used to pay the interest on the obligations. These differ from other municipal securities because the money to make the lease payments must be set aside each year or the lease can be cancelled without penalty. If this happens, investors who own the obligations may not be paid.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unusual or unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include securities that pay taxable interest. The manager also may invest in these types of securities or hold cash when securities meeting the Fund's investment criteria are unavailable or to maintain liquidity. In these circumstances, a Fund may be unable to achieve its investment goals.

[Insert graphic of chart with line going up and down]  MAIN RISKS
                                                       ----------

INTEREST RATE When interest rates rise, municipal security prices fall. The opposite is also true: municipal security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

CREDIT An issuer of municipal securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

Many of each Fund's portfolio securities may be supported by credit enhancements, which may be provided by either U.S. or foreign entities. These securities have the credit risk of the entity providing the credit support. Credit support provided by a foreign entity may be less certain because of the possibility of adverse foreign economic, political or legal developments that may affect the ability of that entity to meet its obligations. To the extent that a Fund holds insured securities, a change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund's portfolio may affect the value of the securities they insure, the Fund's share price and Fund performance. A Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

[Begin callout]

Because interest rates and municipal security prices fluctuate, the amount of a Fund's distributions, its yield, and the value of your investment in that Fund will go up and down. This means you could lose money over short or even extended periods.

[End callout]

INCOME Since each Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

CALL A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling, because the issuer can issue new securities with lower interest payments. If a security is called, a Fund may have to replace it with a lower-yielding security. At any time, each Fund may have a large amount of its assets invested in municipal securities subject to call risk. A call of some or all of these securities may lower a Fund's income and yield and its distributions to shareholders.

MARKET A security's value may be reduced by market activity or the results of supply and demand. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.


Each Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, housing, industrial development, and transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

DIVERSIFICATION The Maryland Fund is a non-diversified fund. It may invest a greater portion of its assets in the municipal securities of one issuer than a diversified fund. This Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities, which may result in greater fluctuation in the value of its shares. The Fund, however, intends to meet certain tax diversification requirements. The other Funds are all diversified funds.

STATE Since each state Fund invests mainly in municipal securities of its state, events in that state are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to the state's municipal issuers.

A negative change in any one of these or other areas could affect the ability of a state's municipal issuers to meet their obligations. It is important to remember that economic, budget and other conditions within a state are unpredictable and can change at any time. For these reasons, each state Fund may involve more risk than an investment in a fund that does not focus on securities of a single state.


U.S. TERRITORIES Each Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories. As with state municipal securities, events in any of these territories where a Fund is invested may affect the Fund's investments and its performance.

More detailed information about the Funds, their policies and risks and about municipal securities held by the Fund can be found in the Funds' Statement of Additional Information (SAI).


[Begin callout]

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.

[End callout]

[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------


These bar charts and tables show the volatility of each Fund's returns, which is one indicator of the risks of investing in a Fund. The bar charts show changes in each Fund's returns from year to year over the calendar years shown. The tables show how each Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance (before or after taxes) cannot predict or guarantee future results.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Funds' past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

After-tax returns are shown only for Class A; after-tax returns for other Classes of shares will vary.


ALABAMA FUND - CLASS A ANNUAL TOTAL RETURNS/1

[Insert bar graph]

8.79%  12.24%  -4.44%  15.28%  4.95%  9.03%  3.42%  -3.60%    9.75%    4.76%
-------------------------------------------------------------------------------
92      93      94      95      96     97     98      99        00      01
                               YEAR

[Begin callout]

BEST QUARTER:
Q1 '95
6.25%

WORST QUARTER:
Q1 '94
-4.36%

[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001


                                          1 YEAR      5 YEARS     10 YEARS
-------------------------------------------------------------------------------
Alabama Fund - Class A/2
Return Before Taxes                       0.33%       3.66%       5.38%
Return After Taxes on Distributions       0.33%       3.60%       5.36%
Return After Taxes on Distributions       2.17%       3.96%       5.44%
and Sale of Fund Shares
Lehman Brothers Municipal Bond Index/3    5.13%       5.98%       6.63%

                                                                   SINCE
                                                                 INCEPTION
                                          1 YEAR      5 YEARS     (5/1/95)
-------------------------------------------------------------------------------
Alabama Fund - Class C/2                  2.06%       3.78%       4.67%
Lehman Brothers Municipal Bond Index/3    5.13%       5.98%       6.59%

----------

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was 0.65% for Class A.


2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers
Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
----------

FLORIDA FUND - CLASS A ANNUAL TOTAL RETURNS/1

[Insert bar graph]

8.81%  12.01%  -3.34%   14.67%   4.39%   8.11%  6.34%  -3.31%   10.90%   5.33%
-------------------------------------------------------------------------------
92      93      94       95      96      97     98      99       00       01
                               YEAR

[Begin callout]

BEST QUARTER:
Q1 '95
5.93%

WORST QUARTER:
Q1 '94
-3.84%

[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                          1 YEAR      5 YEARS     10 YEARS
-------------------------------------------------------------------------------
Florida Fund - Class A/2
Return Before Taxes                       0.86%       4.46%       5.78%
Return After Taxes on Distributions       0.86%       4.46%       5.78%
Return After Taxes on Distributions       2.53%       4.63%       5.79%
and Sale of Fund Shares
Lehman Brothers Municipal Bond Index/3    5.13%       5.98%       6.63%

                                                        SINCE
                                                      INCEPTION
                                          1 YEAR       (5/1/95)
-------------------------------------------------------------------------------
Florida Fund - Class B/2                  0.99%       6.54%
Lehman Brothers Municipal Bond Index/3    5.13%       8.98%

                                                                    SINCE
                                                                  INCEPTION
                                          1 YEAR      5 YEARS      (5/1/95)
-------------------------------------------------------------------------------
Florida Fund - Class C/2                  2.72%       4.59%       5.22%
Lehman Brothers Municipal Bond Index/3    5.13%       5.98%       6.59%

----------

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was 0.80% for Class A.
2. Figures reflect sales charges.


All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers
Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
----------

GEORGIA FUND - CLASS A ANNUAL TOTAL RETURNS/1

[Insert bar graph]


8.82%  11.89%  -3.74%   14.06%   4.66%   7.84%   5.63%  -3.82%   11.41%   4.68%
-------------------------------------------------------------------------------
92      93      94       95       96     97       98     99       00       01
                               YEAR

[Begin callout]

BEST QUARTER:
Q1 '95
5.84%

WORST QUARTER:
Q1 '94
-4.26%

[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                          1 YEAR      5 YEARS     10 YEARS
-------------------------------------------------------------------------------
Georgia Fund - Class A/2
Return Before Taxes                       0.23%       4.11%       5.52%
Return After Taxes on Distributions       0.23%       4.09%       5.51%
Return After Taxes on Distributions       2.04%       4.30%       5.53%
and Sale of Fund Shares
Lehman Brothers Municipal Bond Index/3    5.13%       5.98%       6.63%

                                                                  SINCE
                                                                INCEPTION
                                          1 YEAR      5 YEARS     (5/1/95)
-------------------------------------------------------------------------------
Georgia Fund - Class C/2                  2.03%       4.24%       4.90%
Lehman Brothers Municipal Bond Index/3    5.13%       5.98%       6.59%

----------

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was 0.65% for Class A.
2. Figures reflect sales charges.


All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers
Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
----------

KENTUCKY FUND ANNUAL TOTAL RETURNS/1

[Insert bar graph]

13.90%  -8.52%   19.86%  4.26%   9.35%   6.09%   -4.23%   11.47%    4.00%
-------------------------------------------------------------------------------
93      94       95      96      97      98      99        00       01
                          YEAR

[Begin callout]

BEST QUARTER:
Q1 '95
8.79%

WORST QUARTER:
Q1 '94
-7.34%

[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                                                    SINCE
                                                                   INCEPTION
                                           1 YEAR      5 YEARS     (10/12/91)
-------------------------------------------------------------------------------
Kentucky Fund/2
Return Before Taxes                        -0.42%      4.28%       5.90%
Return After Taxes on Distributions        -0.42%      4.28%       5.90%
Return After Taxes on Distributions         1.71%      4.48%       5.88%
and Sale of Fund Shares
Lehman Brothers Municipal Bond Index/3      5.13%      5.98%       6.63%

----------

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was 1.07% for Class A.


2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers
Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
----------

LOUISIANA FUND - CLASS A ANNUAL TOTAL RETURNS/1

[Insert bar graph]

8.98%  11.13%  -4.80%   14.59%   4.83%   8.79%   5.39%  -3.87%   11.67%   4.91%
-------------------------------------------------------------------------------
92     93       94       95       96     97       98     99       00      01
                               YEAR

[Begin callout]

BEST QUARTER:
Q1 '95
5.84%

WORST QUARTER:
Q1 '94
-4.47%

[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                          1 YEAR      5 YEARS     10 YEARS
-------------------------------------------------------------------------------
Louisiana Fund - Class A/2
Return Before Taxes                       0.44%       4.34%       5.52%
Return After Taxes on Distributions       0.44%       4.34%       5.52%
Return After Taxes on Distributions       2.22%       4.53%       5.56%
and Sale of Fund Shares
Lehman Brothers Municipal Bond Index/3    5.13%       5.98%       6.63%

                                                                  SINCE
                                                                 INCEPTION
                                          1 YEAR      5 YEARS     (5/1/95)
-------------------------------------------------------------------------------
Louisiana Fund - Class C/2                2.30%       4.48%       5.18%
Lehman Brothers Municipal Bond Index/3    5.13%       5.98%       6.59%

----------

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was 0.85% for Class A.


2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers
Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
----------

MARYLAND FUND - CLASS A ANNUAL TOTAL RETURNS/1

[Insert bar graph]

8.87%  12.15%   -5.09%   17.27%   3.96%   8.54%  5.88%   -3.81%  11.66%   5.11%
-------------------------------------------------------------------------------
92     93        94       95      96      97     98        99     00      01
                              YEAR

[Begin callout]

BEST QUARTER:
Q1 '95
7.25%

WORST QUARTER:
Q1 '94
-4.78%

[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                          1 YEAR      5 YEARS     10 YEARS
-------------------------------------------------------------------------------
Maryland Fund - Class A/2
Return Before Taxes                       0.67%       4.44%       5.79%
Return After Taxes on Distributions       0.67%       4.41%       5.78%
Return After Taxes on Distributions       2.30%       4.55%       5.75%
and Sale of Fund Shares
Lehman Brothers Municipal Bond Index/3    5.13%       5.98%       6.63%

                                                                   SINCE
                                                                 INCEPTION
                                          1 YEAR      5 YEARS     (5/1/95)
-------------------------------------------------------------------------------
Maryland Fund - Class C/2                 2.49%       4.57%       5.35%
Lehman Brothers Municipal Bond Index/3    5.13%       5.98%       6.59%

----------

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was 0.72% for Class A.


2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers
Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
----------

MISSOURI FUND - CLASS A ANNUAL TOTAL RETURNS/1

[Insert bar graph]

9.02%   13.28%  -5.09%   15.68%   4.70%  9.14%  5.76%  -4.31%  11.65%  5.04%
-------------------------------------------------------------------------------
92      93       94       95       96     97     98     99      00      01
                               YEAR

[Begin callout]

BEST QUARTER:
Q1 '95
6.44%

WORST QUARTER:
Q1 '94
-4.84%

[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                          1 YEAR      5 YEARS     10 YEARS
-------------------------------------------------------------------------------
Missouri Fund - Class A/2
Return Before Taxes                       0.59%       4.39%       5.82%
Return After Taxes on Distributions       0.59%       4.36%       5.80%
Return After Taxes on Distributions       2.29%       4.54%       5.78%
and Sale of Fund Shares
Lehman Brothers Municipal Bond Index/3    5.13%       5.98%       6.63%

                                                                   SINCE
                                                                 INCEPTION
                                          1 YEAR      5 YEARS     (5/1/95)
-------------------------------------------------------------------------------
Missouri Fund - Class C/2                 2.49%       4.58%       5.23%
Lehman Brothers Municipal Bond Index/3    5.13%       5.98%       6.59%

----------

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was 0.95% for Class A.


2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers
Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
----------

NORTH CAROLINA FUND - CLASS A ANNUAL TOTAL RETURNS/1

[Insert bar graph]

9.12%  11.67%   -5.73%   16.12%   4.08%  8.91%  5.94%  -4.23%   11.53%  4.92%
-------------------------------------------------------------------------------
92     93        94       95       96     97     98     99       00      01
                               YEAR

[Begin callout]

BEST QUARTER:
Q1 '95
7.28%

WORST QUARTER:
Q1 '94
-4.97%

[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                          1 YEAR      5 YEARS     10 YEARS
-------------------------------------------------------------------------------
North Carolina Fund - Class A/2
Return Before Taxes                       0.48%       4.37%       5.56%
Return After Taxes on Distributions       0.47%       4.37%       5.56%
Return After Taxes on Distributions       2.24%       4.51%       5.56%
and Sale of Fund Shares
Lehman Brothers Municipal Bond Index/3    5.13%       5.98%       6.63%

                                                                  SINCE
                                                                INCEPTION
                                          1 YEAR      5 YEARS   (5/1/95)
-------------------------------------------------------------------------------
North Carolina Fund - Class C/2           2.35%       4.50%       5.12%
Lehman Brothers Municipal Bond Index/3    5.13%       5.98%       6.59%

----------

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was 0.93% for Class A.

2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers
Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
----------

TEXAS FUND - CLASS A ANNUAL TOTAL RETURNS/1

[Insert bar graph]

8.56%  11.59%  -2.79%   13.32%   5.17%    9.10%  5.10%  -4.50%  8.49%   2.65%
-------------------------------------------------------------------------------
92     93       94       95       96       97     98      99     00      01
                                     YEAR

[Begin callout]

BEST QUARTER:
Q1 '95
4.96%

WORST QUARTER:
Q1 '94
-3.48%

[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                          1 YEAR      5 YEARS     10 YEARS
-------------------------------------------------------------------------------
Texas Fund - Class A/2
Return Before Taxes                       -1.70%      3.14%       5.07%
Return After Taxes on Distributions       -1.70%      3.03%       4.96%
Return After Taxes on Distributions        0.99%      3.55%       5.18%
and Sale of Fund Shares
Lehman Brothers Municipal Bond Index/3     5.13%      5.98%       6.63%

                                                                  SINCE
                                                                 INCEPTION
                                           1 YEAR     5 YEARS     (5/1/95)
-------------------------------------------------------------------------------
Texas Fund - Class C/2                     0.04%      3.28%       4.37%
Lehman Brothers Municipal Bond Index/3     5.13%      5.98%       6.59%

----------

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was 0.31% for Class A.

2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers
Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
----------

VIRGINIA FUND - CLASS A ANNUAL TOTAL RETURNS/1

[Insert bar graph]

8.95%  12.40%  -4.64%   15.45%  4.17%  8.50%   5.83%   -4.09%  10.72%  4.43%
-------------------------------------------------------------------------------
92      93      94        95     96     97     98        99     00      01
                          YEAR

[Begin callout]

BEST QUARTER:
Q1 '95
6.53%

WORST QUARTER:
Q1 '94
-4.30%

[End callout]



AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                          1 YEAR      5 YEARS     10 YEARS
-------------------------------------------------------------------------------
Virginia Fund - Class A/2
Return Before Taxes                      -0.04%       4.04%       5.53%
Return After Taxes on Distributions      -0.04%       4.00%       5.50%
Return After Taxes on Distributions       1.92%       4.25%       5.54%
and Sale of Fund Shares
Lehman Brothers Municipal Bond Index/3    5.13%       5.98%       6.63%

                                                                  SINCE
                                                                 INCEPTION
                                          1 YEAR      5 YEARS    (5/1/95)
-------------------------------------------------------------------------------
Virginia Fund - Class C/2                 1.85%       4.18%       4.91%
Lehman Brothers Municipal Bond Index/3    5.13%       5.98%       6.59%

----------

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was 0.82% for Class A.

2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers
Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
----------

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                  ALABAMA     FLORIDA     GEORGIA      KENTUCKY    LOUISIANA
                                    FUND       FUND         FUND         FUND        FUND
-----------------------------------------------------------------------------------------------
CLASS A

Maximum sales charge               4.25%       4.25%       4.25%        4.25%        4.25%
(load) as a percentage of
offering price
 Load imposed on                   4.25%       4.25%       4.25%        4.25%         4.25%
purchases

Maximum deferred sales             None        None        None         None          None
charge (load)/1

CLASS B

Maximum sales charge                -          4.00%        -            -             -
(load) as a percentage of
offering price
 Load imposed on                    -          None         -            -             -
purchases

Maximum deferred sales              -          4.00%        -            -             -
charge (load)/2


CLASS C

Maximum sales charge               1.99%       1.99%       1.99%         -            1.99%
(load) as a percentage of
offering price
 Load imposed on purchases         1.00%       1.00%       1.00%         -            1.00%

Maximum deferred sales             0.99%       0.99%       0.99%         -            0.99%
charge (load)/3


                                                          NORTH
                                  MARYLAND    MISSOURI    CAROLINA     TEXAS       VIRGINIA
                                   FUND        FUND        FUND         FUND         FUND
-----------------------------------------------------------------------------------------------
CLASS A

Maximum sales charge               4.25%       4.25%       4.25%        4.25%         4.25%
(load) as a percentage of
offering price
 Load imposed on                   4.25%       4.25%       4.25%        4.25%         4.25%
purchases

Maximum deferred sales             None        None        None         None          None
charge (load)/1


CLASS C

Maximum sales charge               1.99%       1.99%       1.99%        1.99%         1.99%
(load) as a percentage of
offering price
 Load imposed on purchases         1.00%       1.00%       1.00%        1.00%         1.00%

Maximum deferred sales             0.99%       0.99%       0.99%        0.99%         0.99%
charge (load)/3


Please see "Choosing a Share Class" on page 37 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                  ALABAMA     FLORIDA     GEORGIA      KENTUCKY    LOUISIANA
                                   FUND        FUND        FUND         FUND        FUND
-----------------------------------------------------------------------------------------------

CLASS A

Management fees                    0.56%       0.47%        0.57%       0.63%/4       0.57%
Distribution and service
(12b-1) fees                       0.10%       0.10%        0.10%       0.10%         0.10%
Other expenses                     0.07%       0.05%        0.08%       0.09%         0.07%
                                ---------------------------------------------------------------
Total annual Fund                  0.73%       0.62%        0.75%       0.82%/4       0.74%
operating expenses              ---------------------------------------------------------------

CLASS B

Management fees                     -          0.47%        -            -             -
Distribution and service            -          0.65%        -            -             -
(12b-1) fees
Other expenses                      -          0.05%        -            -             -
                                ---------------------------------------------------------------
Total annual Fund                   -          1.17%        -            -             -
operating expense               ---------------------------------------------------------------

CLASS C

Management fees                    0.56%      0.47%       0.57%          -            0.57%
Distribution and service
(12b-1) fees                       0.65%      0.65%       0.65%          -            0.65%
Other expenses                     0.07%      0.05%       0.08%          -            0.07%
                                ---------------------------------------------------------------
Total annual Fund                  1.28%      1.17%       1.30%          -            1.29%
operating expenses              ---------------------------------------------------------------



                                                           NORTH
                                  MARYLAND    MISSOURI    CAROLINA     TEXAS       VIRGINIA
                                    FUND        FUND        FUND       FUND          FUND
-----------------------------------------------------------------------------------------------

CLASS A

Management fees                    0.54%       0.51%       0.51%        0.61%         0.51%
Distribution and service
(12b-1) fees                       0.10%       0.10%       0.10%        0.09%         0.10%
Other expenses                     0.08%       0.07%       0.08%        0.12%         0.08%
                                ---------------------------------------------------------------
Total annual Fund                  0.72%       0.68%       0.69%        0.82%         0.69%
operating expenses              ---------------------------------------------------------------

CLASS C

Management fees                    0.54%       0.51%       0.51%        0.61%         0.51%
Distribution and service
(12b-1) fees                       0.65%       0.65%       0.65%        0.64%         0.65%
Other expenses                     0.08%       0.07%       0.08%        0.12%         0.08%
                                ---------------------------------------------------------------
Total annual Fund                  1.27%       1.23%       1.24%        1.37%         1.24%
operating expenses              ---------------------------------------------------------------

----------
1. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 37).
2. Declines to zero after six years.
3. This is equivalent to a charge of 1% based on net asset value.

4. For the fiscal year ended February 28, 2002, the manager had agreed in advance to limit its management fees. With this reduction, management fees were 0.34% and total annual Fund operating expenses were 0.53%. The manager may end this arrangement at any time upon notice to the Fund's Board of Trustees.

----------

EXAMPLE

This example can help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   ALABAMA      FLORIDA       GEORGIA       KENTUCKY      LOUISIANA
                    FUND         FUND          FUND           FUND          FUND
-----------------------------------------------------------------------------------------------
If you sell your shares at the end of the period:

CLASS A
1 Year/1           $496        $486           $498           $505           $497
3 Years            $648        $615           $654           $676           $651
5 Years            $814        $756           $824           $861           $819
10 Years         $1,293      $1,166         $1,316         $1,395         $1,304

CLASS B
1 Year             -           $519            -              -              -
3 Years            -           $672            -              -              -
5 Years            -           $844            -              -              -
10 Years/2         -         $1,267            -              -              -

CLASS C
1 Year             $328        $317           $330            -             $329
3 Years            $502        $468           $508            -             $505
5 Years            $795        $737           $806            -             $800
10 Years         $1,630      $1,506         $1,652            -           $1,641

If you do not sell your shares:

CLASS B
1 Year             -           $119            -              -              -
3 Years            -           $372            -              -              -
5 Years            -           $644            -              -              -
10 Years/2         -         $1,267            -              -              -

CLASS C
1 Year             $229        $218           $231            -             $230
3 Years            $502        $468           $508            -             $505
5 Years            $795        $737           $806            -             $800
10 Years         $1,630      $1,506         $1,652            -           $1,641


                                               NORTH
                   MARYLAND     MISSOURI      CAROLINA       TEXAS        VIRGINIA
                     FUND         FUND          FUND         FUND           FUND
-----------------------------------------------------------------------------------------------
If you sell your shares at the end of the period:

CLASS A
1 Year/1           $495        $492           $492           $505           $492
3 Years            $645        $633           $636           $676           $636
5 Years            $809        $788           $793           $861           $793
10 Years         $1,281      $1,236         $1,247         $1,395         $1,247

CLASS C
1 Year             $327        $323           $324           $337           $324
3 Years            $499        $486           $489           $529           $489
5 Years            $790        $769           $774           $842           $774
10 Years         $1,619      $1,574         $1,585         $1,730         $1,585

If you do not sell your shares:

CLASS C
1 Year             $228        $224           $225           $238           $225
3 Years            $499        $486           $489           $529           $489
5 Years            $790        $769           $774           $842           $774
10 Years         $1,619      $1,574         $1,585         $1,730         $1,585

----------
1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
----------

[Insert graphic of briefcase] MANAGEMENT


Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is each Fund's investment manager. Together, Advisers and its affiliates manage over $275 billion in assets.


The team responsible for the Funds' management is:

SHEILA AMOROSO, SENIOR VICE PRESIDENT OF ADVISERS

Ms. Amoroso has been an analyst or portfolio manager of each Fund since its inception. She is the co-Director of Franklin's Municipal Bond Department. She joined Franklin Templeton Investments in 1986.

JAMES CONN, VICE PRESIDNET OF ADVISERS

Mr. Conn has been an analyst or portfolio manager of the Alabama and Maryland Funds since 1999. He joined Franklin Templeton Investments in 1996. Previously, he was a portfolio manager with California Investment Trust.

CARRIE HIGGINS, VICE PRESIDNET OF ADVISERS

Ms. Higgins has been an analyst or portfolio manager of the Missouri Fund since 1992. She joined Franklin Templeton Investments in 1990.

JOHN POMEROY, VICE PRESIDNET OF ADVISERS

Mr. Pomeroy has been an analyst or portfolio manager of the Alabama, Georgia and Maryland Funds since 1989. He joined Franklin Templeton Investments in 1986.


FRANCISCO RIVERA, VICE PRESIDNET OF ADVISERS

Mr. Rivera has been an analyst or portfolio manager of the Georgia, Kentucky, Louisiana and Texas Funds since 1996. He joined Franklin Templeton Investments in 1994.

CHRISTOPHER SPERRY, VICE PRESIDENT OF ADVISERS

Mr. Sperry has been an analyst or portfolio manager of the Florida Fund since 2000. He joined Franklin Templeton Investments in 1996.


JOHN WILEY, VICE PRESIDNET OF ADVISERS

Mr. Wiley has been an analyst or portfolio manager of the Louisiana and Texas Funds since 1991. He joined Franklin Templeton Investments in 1989.

STELLA S. WONG, VICE PRESIDNET OF ADVISERS

Ms. Wong has been an analyst or portfolio manager of the Florida, Maryland, Missouri, North Carolina and Virginia Funds since their inception. She joined Franklin Templeton Investments in 1986.


Each Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended February 28, 2002, each Fund paid to the manager for its services the following management fees as a percentage of its average monthly net assets:

                                 MANAGEMENT FEES
--------------------------------------------------------------
Alabama Fund                         0.56%
Florida Fund                         0.47%
Georgia Fund                         0.57%
Kentucky Fund                        0.34%/1
Louisiana Fund                       0.57%
Maryland Fund                        0.54%
Missouri Fund                        0.51%
North Carolina Fund                  0.51%
Texas Fund                           0.61%
Virginia Fund                        0.51%

----------
1. Management fees, before any advance waiver, were 0.63%. Under an agreement by the manager to limit its fees, the Fund paid the fees as shown. The manager may end this arrangement at any time upon notice to the Fund's Board of Trustees.
----------

[Insert graphic of dollar
signs and stacks of coins] DISTRIBUTIONS AND TAXES
                           -----------------------


INCOME AND CAPITAL GAIN DISTRIBUTIONS Each Fund typically declares income dividends each day that its net asset value is calculated and pays them monthly. A Fund does not pay "interest." Your account begins to receive dividends on the day after the Fund receives your investment and continues to receive dividends through the day it receives a request to sell your shares. Capital gains, if any, may be distributed at least annually. The amount of any distributions will vary, and there is no guarantee a Fund will pay either income dividends or capital gain distributions.

AVOID "BUYING A DIVIDEND" If you invest in a Fund shortly before it makes a capital gain distribution, you may receive some of your investment back in the form of a taxable distribution.


TAX CONSIDERATIONS You may receive three different types of distributions from the Fund:


o EXEMPT-INTEREST DIVIDENDS Most Fund distributions consist of exempt-interest dividends (dividends paid from interest earned on municipal securities). In general, these dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are also exempt from that state's personal income tax. Income from municipal securities of other states generally does not qualify as tax-free. Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans and other tax-exempt investors, or for residents of other states.


Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. Each Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a tax preference item when determining your alternative minimum tax.

o TAXABLE INCOME DIVIDENDS Each Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. A Fund may also distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income.


o CAPITAL GAIN DISTRIBUTIONS Each Fund may also realize net long-term capital gains and distribute these gains to you as capital gain distributions. These distributions are taxable to you as long-term capital gains no matter how long you have owned your shares.


Distributions of ordinary income and capital gains are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year.


BACKUP WITHHOLDING
By law, a Fund must withhold a portion of your taxable distributions and sales proceeds unless you:


o provide your correct social security or taxpayer identification number,
o certify that this number is correct,
o certify that you are not subject to backup withholding, and
o certify that you are a U.S. person (including a U.S. resident alien).


The Fund must also withhold if the IRS instructs it to do so. When withholding is required, the amount will be 30% of any distributions or proceeds paid in calendar years 2002 or 2003.


When you sell your shares in a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Franklin Templeton fund is the same as a sale.


Distributions of ordinary income and capital gains, and gains from the sale of your Fund shares are generally subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.



[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS
                                  --------------------

These tables present each Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


ALABAMA FUND                               YEAR ENDED FEBRUARY 28,
--------------------------------------------------------------------------------
CLASS A                         2002       2001       2000      1999     1998
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year               11.08      10.62      11.68     11.98    11.73
                           -----------------------------------------------------
 Net investment income/1          .56        .58        .61       .62      .64
 Net realized and
 unrealized gains                 .14        .47      (1.06)     (.25)     .36
(losses)                   -----------------------------------------------------
Total from investment             .70       1.05       (.45)      .37     1.00
operations                 -----------------------------------------------------
 Distributions from net
 investment income               (.56)      (.59)      (.60)     (.62)    (.65)
 Distributions from net
 realized gains                    -          -        (.01)     (.05)    (.10)
                           -----------------------------------------------------
Total distributions              (.56)      (.59)      (.61)     (.67)    (.75)
                           -----------------------------------------------------
Net asset value, end of         11.22      11.08      10.62     11.68    11.98
year                       =====================================================
Total return (%)/2               6.49      10.11      (3.92)     3.21     8.79

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                   215,649     210,198    203,256   238,670   216,982
Ratios to average net
assets: (%)
 Expenses                         .73        .73        .72       .71      .72
 Net investment income           5.05       5.32       5.46      5.23     5.39
Portfolio turnover rate (%)      9.94      11.12      20.99      8.67    10.44


CLASS C
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year               11.14      10.68      11.74     12.04    11.78
                           -----------------------------------------------------
 Net investment income/1          .50        .52        .55       .56      .58
 Net realized and
 unrealized gains (losses)        .15        .47      (1.06)     (.25)     .36
                           -----------------------------------------------------
Total from investment             .15        .99       (.51)      .31      .94
operations                  ----------------------------------------------------
 Distributions from net
 investment income               (.50)      (.53)      (.54)     (.56)    (.58)
 Distributions from net
 realized gains                    -          -        (.01)     (.05)    (.10)
                           -----------------------------------------------------
Total distributions              (.50)      (.53)      (.55)     (.61)    (.68)
                           -----------------------------------------------------
Net asset value, end of         11.29      11.14      10.68     11.74    12.04
year                       -----------------------------------------------------
Total return (%)/2               5.96       9.46      (4.46)     2.62     8.23

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                   18,462      14,475     14,056    14,895     9,469
Ratios to average net
assets: (%)
 Expenses                        1.28       1.28       1.27      1.27     1.29
 Net investment income           4.50       4.77       4.91      4.67     4.80
Portfolio turnover rate (%)      9.94      11.12      20.99      8.67    10.44

----------

1. Based on average shares outstanding effective year ended February 29, 2000.
2. Total return does not include sales charges.

----------


FLORIDA FUND                                 YEAR ENDED FEBRUARY 28,
--------------------------------------------------------------------------------
CLASS A                         2002       2001       2000/1    1999     1998
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year               11.54      10.89      11.91     11.87    11.59
                           -----------------------------------------------------
 Net investment income/2          .59        .61        .61       .62      .64
 Net realized and
 unrealized gains                 .18        .64      (1.02)      .05      .30
 (losses)                  -----------------------------------------------------
Total from investment             .77       1.25       (.41)      .67      .94
operations                 -----------------------------------------------------
 Distributions from net
 investment income               (.60)      (.60)      (.61)     (.62)/3  (.65)
 Distributions from net
 realized gains                    -          -          -/3     (.01)    (.01)
                           -----------------------------------------------------
Total distributions              (.60)      (.60)      (.61)     (.63)    (.66)
                           -----------------------------------------------------
Net asset value, end of         11.71      11.54      10.89     11.91    11.87
year                       =====================================================
Total return (%)/4               6.83      11.77      (3.54)     5.75     8.37

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1 million)                1,610      1,539      1,510      1,786    1,650
Ratios to average net
assets: (%)
 Expenses                         .62        .62        .62       .61      .61
 Net investment income           5.05       5.41       5.37      5.19     5.45
Portfolio turnover rate (%)     13.91      12.05      26.39      7.66     5.60


CLASS B
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of period             11.58      10.90      10.83
                           -----------------------------------------------------
 Net investment income/2          .52        .55        .05
 Net realized and
 unrealized gains (losses)        .20        .67        .07
                           -----------------------------------------------------
Total from investment             .72      1.22         .12
operations                 -----------------------------------------------------
 Distributions from net          (.53)     (.54)       (.05)
 investment income         -----------------------------------------------------
Net asset value, end of         11.77     11.58       10.90
period                     =====================================================
Total return (%)/4               6.38     11.42        1.07

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
($ x 1,000)                    30,875     7,412        304
Ratios to average net
assets: (%)
 Expenses                        1.17      1.17        1.17/5
 Net investment income           4.50      4.81        5.32/5
Portfolio turnover rate (%)     13.91     12.05       26.39


CLASS C
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year              11.65      10.98       12.01     11.96    11.67
                           -----------------------------------------------------
 Net investment income/2         .53        .55         .55       .55      .60
 Net realized and
 unrealized gains (losses)       .18        .66       (1.04)      .06      .29
                           -----------------------------------------------------
Total from investment            .71       1.21        (.49)      .61      .89
operations                 -----------------------------------------------------
 Distributions from net
 investment income              (.53)      (.54)       (.54)     (.55)    (.59)
 Distributions from net
 realized gains                  -           -          -/3      (.01)    (.01)
                           -----------------------------------------------------
Total distributions             (.53)      (.54)       (.54)     (.56)    (.60)
                           -----------------------------------------------------
Net asset value, end of        11.83      11.65       10.98     12.01    11.96
year                       =====================================================
Total return (%)/4              6.26      11.26       (4.14)     5.21     7.80

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                    90,895     74,194     72,135    82,596    56,027
Ratios to average net
assets: (%)
 Expenses                       1.17       1.17        1.17      1.17     1.17
 Net investment income          4.51       4.86        4.83      4.63     4.88
Portfolio turnover rate (%)    13.91      12.05       26.39      7.66     5.60

----------

1. For the period February 1, 2000 (effective date) to February 29, 2000 for Class B.
2. Based on average shares outstanding effective year ended February 29, 2000.
3. The Fund made a capital gain distribution of $.0009.
4. Total return does not include sales charges and is not annualized.
5. Annualized.
----------

GEORGIA FUND                          YEAR ENDED FEBRUARY 28,
--------------------------------------------------------------------------------
CLASS A                         2002       2001       2000      1999     1998
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year              11.73      11.03       12.07     12.12    11.86
                           -----------------------------------------------------
 Net investment income/1         .57        .59         .59       .61      .63
 Net realized and
 unrealized gains (losses)       .14        .70       (1.03)      .01      .27
                           -----------------------------------------------------
Total from investment            .71       1.29        (.44)      .62      .90
operations                 -----------------------------------------------------
 Distributions from net
 investment income              (.58)      (.59)       (.60)     (.61)    (.64)
 Distributions from net
 realized gains                   -          -          -/2      (.06)      -
                           -----------------------------------------------------
Total distributions             (.58)      (.59)       (.60)     (.67)    (.64)
                           -----------------------------------------------------
Net asset value, end of        11.86      11.73       11.03     12.07    12.12
year                       =====================================================
Total return (%)/3              6.15      11.93       (3.71)     5.22     7.75

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                  169,489     163,352    151,670   164,669   149,642
Ratios to average net
assets: (%)
 Expenses                        .75        .76         .75       .76      .76
 Net investment income          4.83       5.15        5.14      5.00     5.28
Portfolio turnover rate (%)    19.66      18.67       46.90     12.84    14.77

CLASS C
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year              11.81      11.10       12.15     12.19    11.92
                           -----------------------------------------------------
 Net investment income/1         .51        .53         .53       .54      .57
 Net realized and
 unrealized gains (losses)       .13        .71       (1.05)      .02      .27
                           -----------------------------------------------------
Total from investment            .64       1.24        (.52)      .56      .84
operations                 -----------------------------------------------------
 Distributions from net
 investment income              (.51)      (.53)       (.53)     (.54)    (.57)
 Distributions from net
 realized gains                   -           -          -/2     (.06)     -
                           -----------------------------------------------------
Total distributions             (.51)      (.53)       (.53)     (.60)    (.57)
                           -----------------------------------------------------
Net asset value, end of        11.94      11.81       11.10     12.15    12.19
year                       =====================================================
Total return (%)/3              5.52      11.36       (4.32)     4.70     7.19

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                    24,672    16,780      14,811    17,277    9,107
Ratios to average net
assets: (%)
 Expenses                       1.30       1.31        1.30      1.31     1.32
 Net investment income          4.29       4.60        4.58      4.45     4.72
Portfolio turnover rate (%)    19.66      18.67       46.90     12.84    14.77

----------

1. Based on average shares outstanding effective year ended February 29, 2000.
2. The Fund made a capital gain distribution of $.002.
3. Total return does not include sales charges.


----------


KENTUCKY FUND                    YEAR ENDED FEBRUARY 28,
--------------------------------------------------------------------------------
                                2002       2001       2000      1999     1998
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year              11.03      10.42       11.47     11.45    11.05
                           -----------------------------------------------------
 Net investment income/1         .55        .57         .58       .59      .61
 Net realized and
 unrealized gains (losses)       .10        .61       (1.04)      .03      .40
                           -----------------------------------------------------
Total from investment            .65       1.18        (.46)      .62     1.01
operations                 -----------------------------------------------------
Distributions from net          (.55)      (.57)       (.58)     (.60)    (.61)
investment income          -----------------------------------------------------
Net asset value, end of        11.13      11.03       10.42     11.47    11.45
year                       =====================================================
Total return (%)/ 2             6.08      11.65       (4.13)     5.51     9.38

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                   96,299     76,369     63,964    64,516    54,211
Ratios to average net
assets: (%)
 Expenses                        .52        .45         .45       .42      .35
 Expenses excluding
waiver and payments by           .82        .82         .81       .81      .81
affiliate
 Net investment income          4.96       5.34        5.31      5.12     5.40
Portfolio turnover rate (%)     6.07      12.80       16.31     10.49    26.61

----------

1. Based on average shares outstanding year ended February 29, 2000.
2. Total return does not include sales charges.

----------
LOUISIANA FUND                            YEAR ENDED FEBRUARY 28,
--------------------------------------------------------------------------------
CLASS A                         2002       2001       2000      1999     1998
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year              11.22      10.55       11.59     11.61    11.32
                           -----------------------------------------------------
 Net investment income/1         .56       .58          .58       .60      .63
 Net realized and
 unrealized gains (losses)       .16       .67        (1.03)     (.01)     .30
                           -----------------------------------------------------
Total from investment            .72      1.25         (.45)      .59      .93
operations                 -----------------------------------------------------
Distributions from net          (.56)     (.58)        (.59)     (.61)    (.64)
investment income          -----------------------------------------------------
Net asset value, end of        11.38     11.22        10.55     11.59    11.61
year                       =====================================================
Total return (%)/2              6.73     12.05        (3.93)     5.23     8.46

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                  167,909   154,750     144,299   158,099    134,922
Ratios to average net
assets: (%)
 Expenses                        .74       .74          .74       .75      .76
 Net investment income          4.99      5.32         5.29      5.14     5.50
Portfolio turnover rate(%)     10.05      8.63        27.31     14.99    15.26


CLASS C
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year              11.29     10.62        11.66     11.68    11.37
                           -----------------------------------------------------
 Net investment income/1         .51       .52          .53       .54      .57
 Net realized and
 unrealized gains (losses)       .17       .67        (1.04)     (.01)     .32
                           -----------------------------------------------------
Total from investment            .68      1.19         (.51)     (.53)     .89
operations                 -----------------------------------------------------
Distributions from net          (.50)     (.52)        (.53)     (.55)    (.58)
investment income          -----------------------------------------------------
Net asset value, end of        11.47     11.29        10.62     11.66    11.68
year                       =====================================================
Total return (%)/2              6.18     11.46        (4.45)     4.61     8.02

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                   16,047     12,424      10,730     9,982     4,469
Ratios to average net
assets: (%)
 Expenses                       1.29      1.29         1.29      1.31     1.32
 Net investment income          4.44      4.77         4.74      4.58     4.95
Portfolio turnover rate (%)    10.05      8.63        27.31     14.99    15.26

---------

1. Based on average shares outstanding effective February 29, 2000.
2. Total return does not include sales charges.

----------

MARYLAND FUND                              YEAR ENDED FEBRUARY 28,
--------------------------------------------------------------------------------
CLASS A                         2002       2001       2000      1999     1998
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year              11.36     10.63        11.66     11.64    11.33
                           -----------------------------------------------------
 Net investment income/1         .55       .57          .56       .58      .59
 Net realized and                .17       .72        (1.00)      .06      .32
 unrealized gains (losses) -----------------------------------------------------
Total from investment            .72      1.29         (.44)      .64      .91
operations                 -----------------------------------------------------
 Distributions from net
 investment income              (.56)     (.56)        (.56)     (.58)    (.60)
 Distributions from net
 realized gains                   -         -          (.03)     (.04)      -
                           -----------------------------------------------------
Total distributions             (.56)     (.56)        (.59)     (.62)    (.60)
                           -----------------------------------------------------
Net asset value, end of        11.52     11.36        10.36     11.66    11.64
year                       =====================================================
Total return (%)/2              6.44     12.44        (3.86)     5.64     8.27

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                  281,141    248,964      221,176   253,014  213,005
Ratios to average net
assets: (%)
 Expenses                        .72       .73          .72       .74      .74
 Net investment income          4.81      5.16         5.07      4.91     5.20
Portfolio turnover rate (%)     6.39     13.01        11.78      6.02     3.19


CLASS C
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year              11.46     10.72        11.75     11.72    11.40
                           -----------------------------------------------------
 Net investment income/1         .49       .51          .51       .51      .54
 Net realized and
 unrealized gains (losses)       .17       .73        (1.01)      .07      .31
                           -----------------------------------------------------
Total from investment            .66      1.24         (.50)      .58      .85
operations                 -----------------------------------------------------
 Distributions from net
 investment income              (.49)     (.50)        (.50)     (.51)    (.53)
 Distributions from net           -         -          (.03)     (.04)      -
 realized gains            -----------------------------------------------------
Total distributions             (.49)     (.50)        (.53)     (.55)    (.53)
                           -----------------------------------------------------
Net asset value, end of        11.63     11.46        10.72     11.75    11.72
year                       =====================================================
Total return (%)/2              5.88     11.83        (4.37)     5.11     7.70

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                  33,257     22,547      17,298      16,826   10,515
Ratios to average net
assets: (%)
 Expenses                       1.27      1.28         1.27      1.29     1.30
 Net investment income          4.26      4.61         4.53      4.35     4.63
Portfolio turnover rate (%)     6.39     13.01        11.78      6.02     3.19

----------

1. Based on average shares outstanding effective February 29, 2000.
2. Total return does not reflect sales charges.

----------


MISSOURI FUND                          YEAR ENDED FEBRUARY 28,
--------------------------------------------------------------------------------
CLASS A                         2002       2001       2000      1999     1998
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year              11.77     11.02        12.19     12.23    11.83
                           -----------------------------------------------------
 Net investment income/1         .58       .60          .60       .61      .64
 Net realized and
 unrealized gains (losses)       .24       .75        (1.15)       -       .44
                           -----------------------------------------------------
Total from investment            .82      1.35         (.55)      .61     1.08
operations                 -----------------------------------------------------
 Distributions from net         (.59)     (.60)        (.61)     (.62)    (.64)
 investment income         -----------------------------------------------------
 Distributions from net           -         -          (.01)     (.62)    (.04)
 realized gains            -----------------------------------------------------
Total distributions             (.59)     (.60)        (.62)     (.65)    (.68)
                           =====================================================
Net asset value, end of        12.00     11.77        11.02     12.19    12.23
year                       -----------------------------------------------------
Total return (%)/2              7.13     12.50        (4.62)     5.12     9.43

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                    425,795    373,190    346,649  386,948   308,045
Ratios to average net
assets: (%)
 Expenses                        .68       .69          .69       .70      .71
 Net investment income          4.91      5.22         5.16      4.99     5.32
Portfolio turnover rate (%)    22.80     38.38        18.43     15.21    14.30


CLASS C
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year              11.82     11.06        12.24     12.27    11.85
                           -----------------------------------------------------
 Net investment income/1         .52       .54          .53       .54      .58
 Net realized and
 unrealized gains (losses)       .24       .75        (1.16)      .01      .45
                           -----------------------------------------------------
Total from investment            .76      1.29         (.63)      .55     1.03
operations                 -----------------------------------------------------
 Distributions from net         (.52)     (.53)        (.54)     (.55)    (.57)
 investment income         -----------------------------------------------------
 Distributions from net          -          -          (.01)     (.03)    (.04)
 realized gains            -----------------------------------------------------
Total distributions             (.52)     (.53)        (.55)     (.58)    (.61)
                           -----------------------------------------------------
Net asset value, end of        12.06     11.82        11.06     12.24    12.27
year                       =====================================================
Total return (%)/2              6.61     11.94        (5.21)     4.58     8.96

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                   41,013     28,695      23,537     20,396   10,045
Ratios to average net
assets: (%)
 Expenses                       1.23       1.24        1.24      1.25     1.27
 Net investment income          4.36       4.67        4.62      4.44     4.75
Portfolio turnover rate (%)    22.80      38.38       18.43     15.21    14.30

----------

1. Base on average shares outstanding effective February 29, 2000.
2. Total return does not include sales charges.

----------


NORTH CAROLINA FUND                      YEAR ENDED FEBRUARY 28,
--------------------------------------------------------------------------------
CLASS A                         2002       2001        2000     1999     1998
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year              11.78      11.04       12.16     12.11     11.73
                           -----------------------------------------------------
 Net investment income/1         .58        .60         .60       .60       .62
 Net realized and
 unrealized gains (losses)       .19        .73       (1.12)      .06       .38
                           -----------------------------------------------------
Total from investment            .77       1.33        (.52)      .66      1.00
operations                 -----------------------------------------------------
Distributions from net          (.59)      (.59)       (.60)     (.61)     (.62)
investment income          -----------------------------------------------------
Net asset value, end of        11.96      11.78       11.04     12.16     12.11
year                       -----------------------------------------------------
Total return (%)/2              6.74      12.38       (4.37)     5.54      8.78

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                    388,400    342,402    315,101   349,419  297,406
Ratios to average net
assets: (%)
 Expenses                        .69        .69         .68       .70       .70
 Net investment income          4.89       5.25        5.18      4.95      5.24
Portfolio turnover rate (%)    10.85       9.61       21.07      5.44      9.95


CLASS C
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year              11.87      11.12       12.24     12.18     11.79
                           -----------------------------------------------------
 Net investment income/1         .52        .54         .54       .54       .56
 Net realized and
 unrealized gains (losses)       .19        .74       (1.13)      .06       .39
                           -----------------------------------------------------
Total from investment            .71       1.28        (.59)      .60       .95
operations                 -----------------------------------------------------
Distributions from net
investment income               (.53)      (.53)       (.53)     (.54)     (.56)
                           -----------------------------------------------------
Net asset value, end of        12.05      11.87       11.12     12.24     12.18
year                       =====================================================
Total return (%)/2              6.09      11.79       (4.88)     5.02      8.22

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                   57,881     43,476     38,577     38,171    20,043
Ratios to average net
assets: (%)
 Expenses                       1.24       1.24      1.23        1.25      1.26
 Net investment income          4.34       4.70      4.63        4.40      4.69
Portfolio turnover rate (%)    10.85       9.61     21.07        5.44      9.95

----------

1. Based on average shares outstanding effective February 29, 2000.
2. Total return does not include sales charges.

----------

TEXAS FUND                              YEAR ENDED FEBRUARY 28,
--------------------------------------------------------------------------------
CLASS A                         2002       2001       2000      1999     1998
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year              10.60      10.22     11.42       11.68     11.37
                           -----------------------------------------------------
 Net investment income/1         .54        .58       .58         .60       .62
 Net realized and
 unrealized gains (losses)      (.09)       .37     (1.16)       (.05)      .36
                           -----------------------------------------------------
Total from investment            .45        .95      (.58)        .55       .98
operations                 -----------------------------------------------------
 Distributions from net
 investment income              (.55)      (.57)     (.58)       (.60)     (.64)
 Distributions from net
 realized gains                   -          -       (.04)       (.21)     (.03)
                           -----------------------------------------------------
Total distributions             (.55)      (.57)     (.62)       (.81)     (.67)
                           -----------------------------------------------------
Net asset value, end of        10.50      10.60     10.22       11.42     11.68
year                       =====================================================
Total return (%)/2              4.30       9.53     (5.21)       4.86      8.91

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                   104,617     103,010    104,433   127,739  130,578
Ratios to average net
assets: (%)
 Expenses                        .82        .81       .78         .77       .76
 Net investment income          5.15       5.53      5.35        5.17      5.44
Portfolio turnover rate (%)    30.75      14.02     20.93       25.26     34.52


CLASS C
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year              10.75      10.36     11.57       11.81     11.49
                           -----------------------------------------------------
 Net investment income/1          .49        .53       .53         .53       .58
 Net realized and
 unrealized gains (losses)      (.09)       .37     (1.18)       (.03)      .35
                           -----------------------------------------------------
Total from investment            .40        .90      (.65)        .50       .93
operations                 -----------------------------------------------------
 Distributions from net
 investment income              (.49)      (.51)     (.52)       (.53)     (.58)
 Distributions from net           -          -       (.04)       (.21)     (.03)
 realized gains            -----------------------------------------------------
Total distributions             (.49)      (.51)     (.56)       (.74)     (.61)
                           -----------------------------------------------------
Net asset value, end of        10.66      10.75     10.36       11.57     11.81
year                       =====================================================
Total return (%)/ 2             3.75       8.90     (5.77)       4.40      8.31

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                    4,441       4,486     4,650      5,229     2,076
Ratios to average net
assets: (%)
 Expenses                       1.37       1.36      1.34        1.33      1.33
 Net investment income          4.59       4.97      4.79        4.61      4.79
Portfolio turnover rate (%)    30.75      14.02     20.93       25.26     34.52

----------

1. Based on average shares outstanding effective February 29, 2000.
2. Total return does not reflect sales charges.

----------


VIRGINIA FUND                       YEAR ENDED FEBRUARY 28,
--------------------------------------------------------------------------------
CLASS A                         2002       2001       2000      1999     1998
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year              11.45      10.79     11.88       11.88     11.65
                           -----------------------------------------------------
 Net investment income/1         .56        .59       .59         .60       .62
 Net realized and
 unrealized gains (losses)       .08        .65     (1.09)        .03       .35
                           -----------------------------------------------------
Total from investment            .64       1.24      (.50)        .03       .97
operations                 -----------------------------------------------------
 Distributions from net         (.57)      (.58)     (.59)       (.60)     (.64)
 investment income         -----------------------------------------------------
 Distributions from net           -          -         -         (.03)     (.10)
 realized gains            -----------------------------------------------------
Total distributions             (.57)      (.58)     (.59)       (.63)     (.74)
                           -----------------------------------------------------
Net asset value, end of        11.52      11.45     10.79       11.88     11.88
year                       =====================================================
Total return (%)/2              5.73      11.80     (4.31)       5.40      8.53

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                   395,579     356,599   327,235    379,670  332,199
Ratios to average net
assets: (%)
 Expenses                        .69        .70       .68         .68       .69
 Net investment income          4.88       5.27      5.19        4.98      5.29
Portfolio turnover rate (%)    15.36       8.89     22.53        8.90     12.90


CLASS C
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year              11.53      10.86     11.95       11.95     11.71
                           -----------------------------------------------------
 Net investment income/1         .50        .53       .53         .53       .57
                           -----------------------------------------------------
 Net realized and
 unrealized gains (losses)       .09        .66     (1.09)        .03       .34
                           -----------------------------------------------------
Total from investment            .59       1.19      (.56)        .56       .91
operations                 -----------------------------------------------------
 Distributions from net         (.50)      (.52)     (.53)       (.53)     (.57)
 investment income         -----------------------------------------------------
 Distributions from net           -          -         -         (.03)     (.57)
 realized gains            -----------------------------------------------------
Total distributions             (.50)      (.52)     (.53)       (.56)     (.67)
                           -----------------------------------------------------
Net asset value, end of        11.62      11.53     10.86       11.95     11.95
year                       =====================================================
Total return (%)/2              5.28      11.23     (4.82)       4.78      7.97

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                   33,992     24,766     21,454     22,796    13,186
Ratios to average net
assets: (%)
 Expenses                       1.24       1.24      1.23        1.24      1.25
 Net investment income          4.34       4.72      4.64        4.42      4.72
Portfolio turnover rate (%)    15.36       8.89     22.53        8.90     12.90

----------

1. Based on average shares outstanding effective February 29, 2000.
2. Total return does not include sales charges.

----------

YOUR ACCOUNT

[Insert graphic of pencil marking an "X"] CHOOSING A SHARE CLASS
                                          ----------------------

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.

                        CLASS B                     CLASS C
CLASS A                (FLORIDA FUND ONLY)          (ALL FUNDS EXCEPT KENTUCKY)
--------------------------------------------------------------------------------
o Initial sales        o No initial                 o Initial sales
  charge of 4.25%        sales charge                 charge of 1%
  or less
o Deferred             o Deferred sales             o Deferred sales
  sales charge of        charge of                    charge of 1% on
  1% on purchases        4% on shares you             shares you sell
  of $1 million or       sell within the              within 18 months
  more sold within       first year,
  18 months              declining to 1%
                         within six years
                         and eliminated
                         after that

o Lower annual         o Higher annual              o Higher annual expenses
  expenses than          expenses than Class          than Class A (same as
  Class B or C due       A (same as Class C)          Class B) due to higher
  to lower               due to higher                distribution fees. No
  distribution fees      distribution fees.           conversion to Class A
                         Automatic conversion         shares, so annual expenses
                         to Class A shares            do not decrease.
                         after eight years,
                         reducing future annual
                         expenses.


SALES CHARGES - CLASS A


                                 THE SALES CHARGE MAKES        WHICH EQUALS THIS
                                 UP THIS % OF THE              % OF YOUR NET
WHEN YOU INVEST THIS AMOUNT      OFFERING PRICE                INVESTMENT
--------------------------------------------------------------------------------
Under $100,000                         4.25                       4.44
$100,000 but under $250,000            3.50                       3.63
$250,000 but under $500,000            2.50                       2.56
$500,000 but under $1 million          2.00                       2.04


INVESTMENTS OF $1 MILLION OR MORE If you invest $1 million or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs (see page 40), you can buy Class A shares without an initial sales charge. However, there is a 1% contingent deferred sales charge (CDSC) on any shares you sell within 18 months of purchase. The way we calculate the CDSC is the same for each class (please see page 39).


DISTRIBUTION AND SERVICE (12B-1) FEES Class A has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows each Fund to pay distribution fees of up to 0.10% per year to those who sell and distribute Class A shares and provide other services to shareholders. Because these fees are paid out of Class A's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


SALES CHARGES - CLASS B

IF YOU SELL YOUR SHARES WITHIN THIS                THIS % IS DEDUCTED FROM YOUR
MANY YEARS AFTER BUYING THEM                       PROCEEDS AS A CDSC
-------------------------------------------------------------------------------
1 Year                                                    4
2 Years                                                   4
3 Years                                                   3
4 Years                                                   3
5 Years                                                   2
6 Years                                                   1
7 Years                                                   0

With Class B shares, there is no initial sales charge. However, there is a CDSC if you sell your shares within six years, as described in the table above. The way we calculate the CDSC is the same for each class (please see page 39). After 8 years, your Class B shares automatically convert to Class A shares, lowering your annual expenses from that time on.

MAXIMUM PURCHASE AMOUNT The maximum amount you may invest in Class B shares at one time is $249,999. We place any investment of $250,000 or more in Class A shares, since a reduced initial sales charge is available and Class A's annual expenses are lower.

DISTRIBUTION AND SERVICE (12B-1) FEES Class B has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows each Fund to pay distribution and other fees of up to 0.65% per year for the sale of Class B shares and for services provided to shareholders. Because these fees are paid out of Class B's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES - CLASS C

                                 THE SALES CHARGE MAKES        WHICH EQUALS THIS
                                 UP THIS % OF THE              % OF YOUR NET
WHEN YOU INVEST THIS AMOUNT      OFFERING PRICE                INVESTMENT
-------------------------------------------------------------------------------
Under $1 million                    1.00                         1.01

WE PLACE ANY INVESTMENT OF $1 MILLION OR MORE IN CLASS A SHARES, SINCE THERE IS
        NO INITIAL SALES CHARGE AND CLASS A'S ANNUAL EXPENSES ARE LOWER.

CDSC There is a 1% contingent deferred sales charge (CDSC) on any Class C shares you sell within 18 months of purchase. The way we calculate the CDSC is the same for each class (please see BELOW).

DISTRIBUTION AND SERVICE (12B-1) FEES Class C has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows each Fund to pay distribution and other fees of up to 0.65% per year for the sale of Class C shares and for services provided to shareholders. Because these fees are paid out of Class C's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - CLASS A, B & C

The CDSC for each class is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions.

[Begin callout]

The HOLDING PERIOD FOR THE CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.

For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.

[End callout]

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Franklin Templeton fund (please see page 46 for exchange information).

SALES CHARGE REDUCTIONS AND WAIVERS

If you qualify for any of the sales charge reductions or waivers below, please let us know at the time you make your investment to help ensure you receive the lower sales charge.

QUANTITY DISCOUNTS We offer several ways for you to combine your purchases in Franklin Templeton funds to take advantage of the lower sales charges for large purchases of Class A shares.

[Begin callout]

FRANKLIN TEMPLETON FUNDS include all of the U.S. registered mutual funds of Franklin Templeton Investments, except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund, Inc.

[End callout]

o CUMULATIVE QUANTITY DISCOUNT - lets you combine all of your shares in Franklin Templeton funds for purposes of calculating the sales charge. You also may combine the shares of your spouse, and your children or grandchildren, if they are under the age of 21. Certain company and retirement plan accounts also may be included.

o LETTER OF INTENT (LOI) - expresses your intent to buy a stated dollar amount of shares over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve a portion of your shares to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI.

                   TO SIGN UP FOR THESE PROGRAMS, COMPLETE THE
                APPROPRIATE SECTION OF YOUR ACCOUNT APPLICATION.

REINSTATEMENT PRIVILEGE If you sell shares of a Franklin Templeton fund, you may reinvest some or all of the proceeds within 365 days without an initial sales charge. The proceeds must be reinvested within the same share class, except proceeds from the sale of Class B shares will be reinvested in Class A shares.

If you paid a CDSC when you sold your Class A or C shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.

Proceeds immediately placed in a Franklin Bank Certificate of Deposit (CD) also may be reinvested without an initial sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

This privilege does not apply to shares you buy and sell under our exchange program. Shares purchased with the proceeds from a money fund may be subject to a sales charge.

SALES CHARGE WAIVERS Class A shares may be purchased without an initial sales charge or CDSC by various individuals and institutions or by investors who reinvest certain distributions and proceeds within 365 days. Certain investors also may buy Class C shares without an initial sales charge. The CDSC for each class may be waived for certain redemptions and distributions. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at 1-800/632-2301. A list of available sales charge waivers also may be found in the Statement of Additional Information (SAI).

GROUP INVESTMENT PROGRAM Allows established groups of 11 or more investors to invest as a group. For sales charge purposes, the group's investments are added together. There are certain other requirements and the group must have a purpose other than buying Fund shares at a discount.

[Insert graphic of a paper with lines
and someone writing] BUYING SHARES
                     -------------

MINIMUM INVESTMENTS
--------------------------------------------------------------------------------
                                              INITIAL             ADDITIONAL
--------------------------------------------------------------------------------
Regular accounts                               $1,000                $50
--------------------------------------------------------------------------------
Automatic investment plans                     $50                   $50
--------------------------------------------------------------------------------
UGMA/UTMA accounts                             $100                  $50
--------------------------------------------------------------------------------
Broker-dealer sponsored wrap account
programs                                       $250                  $50
--------------------------------------------------------------------------------
Full-time employees, officers,
trustees and directors of Franklin
Templeton entities, and their
immediate family members                       $100                  $50
--------------------------------------------------------------------------------

           PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE
                     FOR SALE IN YOUR STATE OR JURISDICTION.

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 44). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic funds transfer to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.


BUYING SHARES
--------------------------------------------------------------------------------
                          OPENING AN ACCOUNT           ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------
[Insert graphic
of hands shaking]
                          Contact your investment      Contact your investment
THROUGH YOUR              representative               representative
INVESTMENT
REPRESENTATIVE
--------------------------------------------------------------------------------
[Insert graphic           If you have another          Before requesting a
of phone and              Franklin Templeton fund      telephone or online
computer]                 account with your bank       purchase into an
                          account information on       existing account,
BY PHONE/ONLINE           file, you may open a new     please make sure we
                          account by phone. At         have your bank account
(Up to $100,000           this time, a new account     information on file. If
per shareholder           may not be opened online.    we do not have this
per day)                                               information, you will
                          To make a same day           need to send written
1-800/632-2301            investment, your phone       instructions with your
                          order must be received       bank's name and
franklintempleton.com     and accepted by us by        address, a voided check
                          1:00 p.m. Pacific time       or savings account
NOTE:  CERTAIN            or the close of the New      deposit slip, and a
ACCOUNT TYPES ARE         York Stock Exchange,         signature guarantee if
NOT AVAILABLE FOR         whichever is earlier.        the bank and Fund
ONLINE ACCOUNT                                         accounts do not have at
ACCESS                                                 least one common owner.

                                                       To make a same day
                                                       investment, your phone
                                                       online order must be
                                                       received and accepted by
                                                       us by 1:00 p.m. Pacific
                                                       time or the close of New
                                                       York Stock Exchange,
                                                       whichever is earlier.
--------------------------------------------------------------------------------
[Insert graphic           Make your check payable      Make your check payable
of envelope               to the Fund.                 to the Fund. Include
                                                       your account number on
                          Mail the check and your      the check.
BY MAIL                   signed application to
                          Investor Services.           Fill out the deposit
                                                       slip from your account
                                                       statement. If you do
                                                       not have a slip,
                                                       include a note with
                                                       your name, the Fund
                                                       name, and your  account
                                                       number.

                                                       Mail the check and
                                                       deposit slip or note to
                                                       Investor Services.
--------------------------------------------------------------------------------
[Insert graphic           Call  to receive a wire      Call to receive a wire
of three                  control number and wire      control number and wire
lightning bolts]          instructions.                instructions.

                          Wire the funds and mail      To make a same day wire
                          your signed application      investment, please call
BY WIRE                   to Investor Services.        us by 1:00 p.m. Pacific
                          Please include the wire      time and make sure your
1-800/632-2301            control number or your       wire arrives by 3:00
(or                       new account number on        p.m.
1-650/312-2000            the application.
collect)
                         To make a same day wire
                         investment, please call
                         us by 1:00 p.m. Pacific
                         time and make sure your
                         wire arrives by 3:00
                         p.m.
--------------------------------------------------------------------------------
[Insert graphic          Call Shareholder              Call Shareholder
of two                   Services at the number        Services at the number
arrows pointing in       below, or send signed         below or our automated
opposite                 written instructions.         TeleFACTS system, or
directions]              You also may place an         send signed written
                         online exchange order.        instructions. You also
BY EXCHANGE              The TeleFACTS system          may place an online
                         cannot be used to open a      exchange order.
TeleFACTS(R)             new account.
1-800/247-1753                                         (Please see page 46 for
(around-the-clock        (Please see page 46 for       information on
access)                  information on                exchanges.)
                         exchanges.)
franklintempleton.com
----------------------------------------------------------------------

              FRANKLIN TEMPLETON INVESTOR SERVICES P.O. BOX 997151,
                            SACRAMENTO, CA 95899-9983
                         CALL TOLL-FREE: 1-800/632-2301
           (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                 SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)

[Insert graphic of person with a headset] INVESTOR SERVICES
                                          -----------------

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in a Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 with your application.

AUTOMATIC PAYROLL DEDUCTION You may invest in a Fund automatically by transferring money from your paycheck to the Fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

DISTRIBUTION OPTIONS You may reinvest distributions you receive from a Fund in an existing account in the same share class* of the Fund or another Franklin Templeton fund. Initial sales charges and CDSCs will not apply if you reinvest your distributions within 365 days. You also can have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the Fund.

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund.

TELEFACTS(R) Our TeleFACTS system offers around-the-clock access to information about your account or any Franklin Templeton fund. This service is available from touch-tone phones at 1-800/247-1753. For a free TeleFACTS brochure, call 1-800/DIAL BEN.




TELEPHONE/ONLINE PRIVILEGES You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions by phone or online, including: buy, sell, or exchange shares of most funds; use electronic funds transfer to buy or sell shares of most funds; change your address; request a year-end statement; add or change account services (including distribution options, systematic withdrawals and automatic investment plans).

To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at franklintempleton.com. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. If you are registered for online services, you may enroll online in Franklin Templeton's electronic delivery program for your shareholder documents. This will allow you to receive electronic delivery (through our website) of most funds' prospectuses, annual/semiannual reports to shareholders, and proxy statements, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the risks.


As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption. Certain methods of contacting us (such as by phone or by Internet) may be unavailable or delayed during periods of unusual market activity. OF COURSE, YOU CAN DECLINE TELEPHONE BUY, SELL, OR EXCHANGE PRIVILEGES ON YOUR ACCOUNT APPLICATION, OR CHOOSE NOT TO REGISTER FOR ONLINE PRIVILEGES. IF YOU HAVE TELEPHONE/ONLINE PRIVILEGES ON YOUR ACCOUNT AND WANT TO DISCONTINUE THEM, PLEASE CONTACT US FOR INSTRUCTIONS. You may reinstate these privileges at any time in writing, including online registration with respect to online privileges.

NOTE: We discourage you from including confidential or sensitive information in any Internet communication to us. If you do choose to send email (encrypted or not) to us over the Internet, you are accepting the associated risks of lack of confidentiality.

EXCHANGE PRIVILEGE You can exchange shares between most Franklin Templeton funds within the same class*, generally without paying any additional sales charges. If you exchange shares held for less than six months, however, you may be charged the difference between the initial sales charge of the two funds if the difference is more than 0.25%. If you exchange shares from a money fund, a sales charge may apply no matter how long you have held the shares.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. Any CDSC will continue to be calculated from the date of your initial investment and will not be charged at the time of the exchange. The purchase price for determining a CDSC on exchanged shares will be the price you paid for the original shares. If you exchange shares subject to a CDSC into a Class A money fund, the time your shares are held in the money fund will not count towards the CDSC holding period.

If you exchange your Class B shares for the same class of shares of another Franklin Templeton fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares.


Because excessive trading can hurt fund performance, operations and shareholders, each Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the Fund or its manager believes the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund (please see "Market Timers" on page 52.)


*Class Z shareholders of Franklin Mutual Series Fund Inc. may exchange into Class A without any sales charge. Advisor Class shareholders of another Franklin Templeton fund also may exchange into Class A without any sales charge. Advisor Class shareholders who exchange their shares for Class A shares and later decide they would like to exchange into another fund that offers Advisor Class may do so.

SYSTEMATIC WITHDRAWAL PLAN This plan allows you to automatically sell your shares and receive regular payments from your account. A CDSC may apply to withdrawals that exceed certain amounts. Certain terms and minimums apply. To sign up, complete the appropriate section of your application.

[Insert graphic of a certificate] SELLING SHARES
                                  --------------

You can sell your shares at any time. Please keep in mind that a contingent deferred sales charge (CDSC) may apply.

SELLING SHARES IN WRITING Generally, requests to sell $100,000 or less can be made over the phone, online, or with a simple letter. Sometimes, however, to protect you and the Fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o you are selling more than $100,000 worth of shares
o you want your proceeds paid to someone who is not a registered owner
o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the Fund against potential claims based on the instructions received.

SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased, we may delay sending you the proceeds until your check, draft or wire/electronic funds transfer has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.


SELLING SHARES
--------------------------------------------------------------------------------
                          TO SELL SOME OR ALL OF YOUR SHARES
--------------------------------------------------------------------------------
[Insert graphic of
hands shaking]

THROUGH YOUR              Contact your investment representative
INVESTMENT
REPRESENTATIVE
--------------------------------------------------------------------------------
[Insert graphic of        Send written instructions and endorsed
envelope]                 share certificates (if you hold share
                          certificates) to Investor Services.
BY MAIL                   Corporate, partnership or trust accounts may need to
                          send additional documents.

                          Specify the Fund, the account number
                          and the dollar value or number of shares you wish to sell. If you own both Class A and B shares, also specify the class of shares, otherwise we will sell your Class A shares first. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                          A check will be mailed to the name(s)
                          and address on the account, or
                          otherwise according to your written
                          instructions.
--------------------------------------------------------------------------------
[Insert graphic of        As long as your transaction is for
phone and computer]       $100,000 or less, you do not hold share
                          certificates and you have not changed
BY PHONE/ONLINE           your address by phone or online within
                          the last 15 days, you can sell your
1-800/632-2301            shares by phone or online.

franklintempleton.com     A check will be mailed to the name(s) and address
                          on the account. Written instructions, with a
                          signature guarantee, are required to send the
                          check to another address or to make it payable to
                          another person.
--------------------------------------------------------------------------------
[Insert graphic of        You can call, write, or visit us online
three                     to have redemption proceeds sent to a
lightning bolts]          bank account. See the policies above
                          for selling shares by mail, phone, or
BY ELECTRONIC FUNDS       online.
TRANSFER (ACH)
                          Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the bank and Fund accounts do not have at least one common owner.

                          If we receive your request in proper form by 1:00
                          p.m. Pacific time, proceeds sent by ACH generally
                          will be available within two to three business days.
--------------------------------------------------------------------------------
[Insert graphic of        Obtain a current prospectus for the fund you are
two arrows                considering. Prospectuses are available online at
pointing in               franklintempleton.com
opposite
directions]               Call Shareholder Services at the number below or
                          our automated TeleFACTS system, or send signed
BY EXCHANGE               written instructions. You also may place an exhange
                          order online. See the policies abofe for selling
TeleFACTS(R)              shares by mail, phone, or online.
1-800/247-1753
(around-the-clock         If you hold share certificates, you will need to
access)                   return them to the Fund before your exchange can
                          be processed.
--------------------------------------------------------------------------------

              FRANKLIN TEMPLETON INVESTOR SERVICES P.O. BOX 997151,
                            SACRAMENTO, CA 95899-9983
                         CALL TOLL-FREE: 1-800/632-2301
           (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                 SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)

[Insert graphic of paper and pen] ACCOUNT POLICIES
                                  ----------------

CALCULATING SHARE PRICE Each Fund calculates its net asset value per share (NAV) each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class's NAV is calculated by dividing its net assets by the number of its shares outstanding.

[Begin callout]
When you buy shares, you pay the offering price. The offering price is the NAV plus any applicable sales charge.

When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).
[End callout]

Each Fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.


ACCOUNTS WITH LOW BALANCES If the value of your account falls below $500 ($50 for employee and UGMA/UTMA accounts) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record. You will not be charged a CDSC if your account is closed for this reason.

STATEMENTS, REPORTS AND PROSPECTUSES You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement).

You also will receive the Funds' financial reports every six months as well as an annual updated prospectus. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and prospectus. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 1-800/632-2301. At any time you may view current prospectuses and financial reports on our website.

If you choose, you may receive your statements, financial reports and prospectuses through electronic delivery (please see "Telephone/Online Privileges" on page 44).


INVESTMENT REPRESENTATIVE ACCOUNT ACCESS If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and also will receive copies of all notifications and statements and other information about your account directly from the Fund.

STREET OR NOMINEE ACCOUNTS You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.


JOINT ACCOUNT RISK WITH TELEPHONE/ONLINE PRIVILEGES You will automatically receive telephone/online privileges when you open your account. If your account has more than one registered owner, telephone/online privileges allow the Fund to accept online registration for online services (including electronic delivery of shareholder documents) and transaction instructions online or by telephone from only one registered owner. This means that ANY ONE REGISTERED OWNER ON YOUR ACCOUNT, ACTING ALONE AND WITHOUT THE CONSENT OF ANY OTHER REGISTERED OWNER, may give the Fund instructions by telephone, online or in writing (subject to any limitations in telephone or online privileges) to:


o Exchange shares from a jointly registered Fund account requiring all registered owner signatures into an identically registered money fund account that only requires one registered owner's signature to redeem shares;

o Redeem Fund shares and direct the redemption proceeds to a bank account that may or may not be owned by you and, if owned by you jointly with someone else, only requires one person to withdraw funds by check or otherwise;

o Change the bank account to which Fund share redemption proceeds may be sent, which bank account may not be owned by you;

o Purchase Fund shares by debiting a bank account that may be owned by you; and

o Change the bank account that may be debited for Fund share purchases, which new account may be owned by you.

If you do NOT want another registered owner on your account to be able to issue these kinds of instructions to the Fund without your consent, you must instruct the Fund to deny/terminate online privileges and the ability to issue such instructions by telephone so that these types of instructions will only be accepted in writing signed by all account owners. This decision will apply to any other fund into which you may exchange your jointly owned Fund shares. Any later decision to permit these types of instructions by telephone and/or online will need to be given to the Fund in a written instruction signed by all registered owners.


MARKET TIMERS The Funds do not allow investments by Market Timers and may restrict or refuse purchases or exchanges by a shareholder who fails to comply with the restrictions set forth below. You may be considered a Market Timer if you have (i) requested an exchange or redemption out of any of the Franklin Templeton funds within two weeks of an earlier purchase or exchange request out of any fund, or (ii) exchanged or redeemed shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period. Accounts under common ownership or control with an account that is covered by (i) or (ii) also are subject to these limits.

Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by the Funds, their manager or shareholder services agent, will be issued a written notice of their status and the Funds' policies. Identified Market Timers will be required to register with the market timing desk of Franklin Templeton Investor Services, LLC, and to place all purchase, exchange and redemption trade requests through the desk.


ADDITIONAL POLICIES Please note that the Funds maintain additional policies and reserve certain rights, including:

o The Funds may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.
o The Funds may modify, suspend, or terminate telephone/online privileges at any time.
o At any time, the Funds may change their investment minimums or waive or lower their minimums for certain purchases.
o The Funds may modify or discontinue the exchange privilege on 60 days' notice.
o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
o For redemptions over a certain amount, each Fund reserves the right, in the case of an emergency, to make payments in securities or other assets of the Fund, if the payment of cash proceeds by check, wire or electronic funds transfer would be harmful to existing shareholders.
o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Funds promptly.

DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

                                    CLASS A      CLASS B        CLASS C
--------------------------------------------------------------------------------
COMMISSION (%)                        ---          3.00          2.00/3
Investment under $100,000            4.00          ---            ---
$100,000 but under $250,000          3.25          ---            ---
$250,000 but under $500,000          2.25          ---            ---
$500,000 but under $1 million        1.85          ---            ---
$1 million or more             up to 0.75/1        ---            ---
12B-1 FEE TO DEALER                  0.10/1        0.15/2        0.65/4

A dealer commission of up to 1% may be paid on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

----------

1. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase.
2. Dealers may be eligible to receive up to 0.15% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
3. Commission includes advance of the first year's 0.15% 12b-1 service fee.
4. Dealers may be eligible to receive up to 0.15% at the time of purchase and may be eligible to receive 1% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission and the prepaid service fee paid at the time of purchase.

----------

[Insert graphic of question mark]QUESTIONS
                                 ---------

If you have any questions about the Funds or your account, you can write to us at P.O. Box 997151, Sacramento, CA 95899-9983. You also can call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

                                                HOURS (PACIFIC TIME,
DEPARTMENT NAME             TELEPHONE NUMBER   MONDAY THROUGH FRIDAY)
--------------------------------------------------------------------------------
Shareholder Services        1-800/632-2301     5:30 a.m. to 5:00 p.m.
                                               6:30 a.m. to 2:30 p.m. (Saturday)
Fund Information            1-800/DIAL BEN     5:30 a.m. to 5:00 p.m.
                            (1-800/342-5236)   6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Services         1-800/527-2020     5:30 a.m. to 5:00 p.m.
Advisor Services            1-800/524-4040     5:30 a.m. to 5:00 p.m.
FTI Institutional Services  1-800/321-8563     6:00 a.m. to 4:00 p.m.
TDD (hearing impaired)      1-800/851-0637     5:30 a.m. to 5:00 p.m.
TeleFACTS(R)(automated)     1-800/247-1753     (around-the-clock access)




FOR MORE INFORMATION

You can learn more about each Fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes a discussion of recent market conditions and each Fund's strategies that significantly affected Fund performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about each Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below. You also can view the current annual/semiannual report online at franklintempleton.com.

FRANKLIN(R)TEMPLETON(R)
1-800/DIAL BEN(R) (1-800/342-5236)
TDD (Hearing Impaired) 1-800/851-0637

franklintempleton.com

You also can obtain information about each Fund by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.


Investment Company Act file #811-4149                              TF2 P 07/02






















FRANKLIN TAX-FREE TRUST

FRANKLIN ALABAMA TAX-FREE INCOME FUND
FRANKLIN FLORIDA TAX-FREE INCOME FUND
FRANKLIN GEORGIA TAX-FREE INCOME FUND
FRANKLIN KENTUCKY TAX-FREE INCOME FUND
FRANKLIN LOUISIANA TAX-FREE INCOME FUND
FRANKLIN MARYLAND TAX-FREE INCOME FUND
FRANKLIN MISSOURI TAX-FREE INCOME FUND
FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND
FRANKLIN TEXAS TAX-FREE INCOME FUND
FRANKLIN VIRGINIA TAX-FREE INCOME FUND



STATEMENT OF ADDITIONAL INFORMATION


JULY 1, 2002

[Insert Franklin Templeton Investments logo]


P.O. BOX 997151, SACRAMENTO, CA 95899-9983 1-800/DIAL BEN(R)


This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Funds' prospectus. The Funds' prospectus, dated July 1, 2002, which we may amend from time to time, contains the basic information you should know before investing in the Funds. You should read this SAI together with the Funds' prospectus.

The audited financial statements and auditor's report in the Funds' Annual Report to Shareholders, for the fiscal year ended February 28, 2002, are incorporated by reference (are legally a part of this SAI).

For a free copy of the current prospectus or annual report, contact your investment representative or call 1-800/DIAL BEN (1-800/342-5236).

CONTENTS

Goals, Strategies and Risks.................................. 2
State and U.S. Territory Risks............................... 6
Officers and Trustees........................................12
Management and Other Services................................17
Portfolio Transactions.......................................19
Distributions and Taxes......................................20
Organization, Voting Rights and Principal Holders............22
Buying and Selling Shares....................................23
Pricing Shares...............................................28
The Underwriter..............................................29
Performance..................................................31
Miscellaneous Information....................................37
Description of Ratings.......................................38
State Tax Treatment..........................................40



MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o  ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
   BANK;

o  ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
   PRINCIPAL.





GOALS, STRATEGIES AND RISKS
-------------------------------------------------------------------------------

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when a Fund makes an investment. In most cases, the Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

If a bankruptcy or other extraordinary event occurs concerning a particular security the Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to shareholders.

Each Fund has adopted certain investment restrictions as fundamental and non-fundamental policies. A fundamental policy may only be changed if the change is approved by (i) more than 50% of a Fund's outstanding shares or (ii) 67% or more of a Fund's shares present at a shareholder meeting if more than 50% of a Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less. A non-fundamental policy may be changed by the board of trustees without the approval of shareholders.

FUNDAMENTAL INVESTMENT POLICIES

Each Fund's investment goal is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital. Each Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of the Fund's state.


Each Fund normally invests at least 80% of its total assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax. In addition, each Fund normally invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of that Fund's state.


Each Fund may not:

1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefore) for temporary or emergency purposes may be made from banks in any amount up to 5% of the total asset value.

2. Buy any securities on "margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

3. Make loans, except through the purchase of readily marketable debt securities which are either publicly distributed or customarily purchased by institutional investors. Although such loans are not presently intended, this prohibition will not preclude the Fund from loaning portfolio securities to broker-dealers or other institutional investors if at least 102% cash collateral is pledged and maintained by the borrower; provided such portfolio security loans may not be made if, as a result, the aggregate of such loans exceeds 10% of the value of the Fund's total assets at the time of the most recent loan.

4. Act as underwriter of securities issued by other persons, except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

5. Purchase the securities of any issuer which would result in owning more than 10% of the voting securities of such issuer, except with respect to the Maryland Fund, which will not purchase a security, if as a result: i) more than 25% of its total assets would be invested in the securities of a single issuer or ii) with respect to 50% of its total assets, more than 5% of its assets would be invested in the securities of a single issuer.

6. Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees, or investment manager own beneficially more than one-half of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

7. Acquire, lease or hold real estate, except such as may be necessary or advisable for the maintenance of its offices and provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

8. Invest in commodities and commodity contracts, puts, calls, straddles, spreads or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold and dispose of "obligations with puts attached" in accordance with its investment policies.

9. Invest in companies for the purpose of exercising control or management.

10. Purchase securities of other investment companies, except in connection with a merger, consolidation or reorganization, except to the extent the Fund invests its uninvested daily cash balances in shares of the Franklin Tax-Exempt Money Fund and other tax-exempt money funds in Franklin Templeton Investments provided
i) its purchases and redemptions of such money market fund shares may not be subject to any purchase or redemption fees, ii) its investments may not be subject to duplication of management fees, nor to any charge related to the expense of distributing the Fund's shares (as determined under Rule 12b-1, as amended under the federal securities laws) and iii) aggregate investments by the Fund in any such money market fund do not exceed (A) the greater of (i) 5% of the Fund's total net assets or (ii) $2.5 million, or (B) more than 3% of the outstanding shares of any such money market fund.

11. Invest more than 25% of its assets in securities of any industry; although for purposes of this limitation, tax-exempt securities and U.S. government obligations are not considered to be part of any industry.



NON-FUNDAMENTAL INVESTMENT POLICIES

Municipal securities issued by a Fund's state or that state's counties, municipalities, authorities, agencies, or other subdivisions, as well as qualifying municipal securities issued by U.S. territories such as Guam, Puerto Rico, the Mariana Islands or the U.S. Virgin Islands, generally pay interest free from federal income tax and from state personal income taxes, if any, for residents of the Fund's state.

Each Fund tries to invest all of its assets in tax-free municipal securities. The issuer's bond counsel generally gives the issuer an opinion on the tax-exempt status of a municipal security when the security is issued.

Some states may require a Fund to invest a certain amount of its assets in securities of that state, or in securities that are otherwise tax-free under the laws of that state, in order for any portion of the Fund's distributions to be free from the state's personal income taxes. If a Fund's state requires this, the Fund will try to invest its assets as required so that its distributions will be free from personal income taxes for resident shareholders of the Fund's state.


INVESTMENTS, TECHNIQUES, STRATEGIES AND THEIR RISKS

The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of the Fund's shares may also change with movements in the stock and bond markets as a whole.

BELOW IS A DESCRIPTION OF VARIOUS TYPES OF MUNICIPAL AND OTHER SECURITIES THAT EACH FUND MAY BUY. OTHER TYPES OF MUNICIPAL SECURITIES MAY BECOME AVAILABLE THAT ARE SIMILAR TO THOSE DESCRIBED BELOW AND IN WHICH EACH FUND ALSO MAY INVEST, IF CONSISTENT WITH ITS INVESTMENT GOAL AND POLICIES.


MUNICIPAL BONDS have two principal classifications: general obligation bonds and revenue bonds.

GENERAL OBLIGATION BONDS. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

REVENUE BONDS. The full faith, credit and taxing power of the issuer do not secure revenue bonds. Instead, the principal security for a revenue bond generally is the net revenue derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security behind these bonds may vary. For example, housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Many bonds provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments. Some authorities have further security in the form of state assurances (although without obligation) to make up deficiencies in the debt service reserve fund.

ANTICIPATION NOTES are issued to provide interim financing of various municipal needs in anticipation of the receipt of other sources of money for repayment of the notes.

BOND ANTICIPATION notes are normally issued to provide interim financing until a long-term bond financing can be arranged which provides the money for the repayment of the notes.

REVENUE ANTICIPATION notes are issued in expectation of the receipt of revenue sources, other than tax receipts, such as federal revenues available under the Federal Revenue Sharing Program.

TAX ANTICIPATION notes are issued to finance the short-term working capital needs of municipalities in anticipation of the receipt of various seasonal tax revenues that are used to repay the notes. They are usually general obligations of the issuer and are secured by the taxing power for the payment of principal and interest.

CALLABLE BONDS Each Fund may invest in callable bonds, which allow the issuer to repay some or all of the bonds ahead of schedule. If a bond is called, the Fund will receive the principal amount, the accrued interest, and may receive a small additional payment as a call premium. The manager may sell a callable bond before its call date if it believes the bond is at its maximum premium potential. When pricing callable bonds, the call feature is factored into the price of the bonds and may impact a Fund's net asset value.

An issuer is more likely to call its bonds when interest rates are below the rate at which the original bond was issued, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security. A call of some or all of these securities may lower a Fund's income, its yield and its distributions to shareholders. If the Fund originally paid a premium for the bond because it had appreciated in value from its original issue price, the Fund also may not be able to recover the full amount it paid for the bond. One way for a Fund to protect itself from call risk is to buy bonds with call protection. Call protection is an assurance that the bond will not be called for a specific time period, typically five to 10 years from when the bond is issued.

COMMERCIAL PAPER is a promissory note issued by a corporation to finance its short-term credit needs. Each Fund may invest in taxable commercial paper only for temporary defensive purposes.

CONVERTIBLE AND STEP COUPON BONDS Each Fund may each invest a portion of its assets in convertible and step coupon bonds. Convertible bonds are zero-coupon securities until a predetermined date, at which time they convert to a specified coupon security. The coupon on step coupon bonds changes periodically during the life of the security based on predetermined dates chosen when the security is issued. Zero coupon bonds tend to react more sharply to changes in interest rates than traditional bonds.

ESCROW-SECURED OR PRE-REFUNDED BONDS are created when an issuer uses the proceeds from a new bond issue to buy high grade, interest bearing debt securities, generally direct obligations of the U.S. government in order to redeem (or pre-refunded), before maturity, an outstanding bond issue that is not immediately callable. These securities are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the pre-refunded bond. Pre-refunded bonds often receive a triple A or equivalent rating. Because pre-refunded bonds still bear the same interest rate, and have a very high credit quality, their price may increase. However, as the original bond approaches its call date, the bond's price will fall to its call price. Each Fund's manager attempts to manage the pre-refunded bonds in its portfolio so that it sells them before this decline in price occurs.

MUNICIPAL LEASE OBLIGATIONS are created to finance the purchase of property for public use. The property is then leased to the state or a local government and these leases secure the municipal lease obligations. The lease payments are used to pay the interest on the obligations. However, municipal lease obligations differ from other municipal securities because each year the lessee's governing body must appropriate (set aside) the money to make the lease payments. If the money is not appropriated, the issuer or the lessee can end the lease without penalty. If the lease is cancelled, investors who own the municipal lease obligations may not be paid.


Each Fund may invest in municipal lease obligations, including certificates of participation. In an effort to assure that the Fund's municipal lease obligations are liquid investments, the Fund's manager reviews investment liquidity based on various factors subject to regular monitoring by the board of trustees.


Since annual appropriations are required to make lease payments, municipal lease obligations generally are not subject to constitutional limitations on the issuance of debt, and may allow an issuer to increase government liabilities beyond constitutional debt limits. When faced with increasingly tight budgets, local governments have more discretion to curtail lease payments under a municipal lease obligation than they do to curtail payments on other municipal securities. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligations. If this happens, there is no assurance that the property's private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligations or that the payments will continue to be tax-free.

While cancellation risk is inherent to municipal lease obligations, each Fund believes that this risk may be reduced, although not eliminated, by its policies on the quality of municipal lease securities in which it may invest.

STRIPPED MUNICIPAL SECURITIES Municipal securities may be sold in "stripped" form. Stripped municipal securities represent separate ownership of principal and interest payments on municipal securities.

TAX-EXEMPT COMMERCIAL PAPER typically represents a short-term obligation (270 days or less) issued by a municipality to meet working capital needs.

TAX-EXEMPT INDUSTRIAL DEVELOPMENT REVENUE BONDS are issued by or on behalf of public authorities to finance various privately operated facilities which are expected to benefit the municipality and its residents, such as business, manufacturing, housing, sports and pollution control, as well as public facilities such as airports, mass transit systems, ports and parking. The payment of principal and interest is solely dependent on the ability of the facility's user to meet its financial obligations and the pledge, if any, of the facility or other property as security for payment.

U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or by agencies and instrumentalities of the U.S. government and are backed by the full faith and credit of the U.S. government. They include Treasury bills, notes and bonds.

VARIABLE OR FLOATING RATE SECURITIES Each Fund may invest in variable or floating rate securities, including variable rate demand notes, which have interest rates that change either at specific intervals (variable rate), from daily up to monthly, or whenever a benchmark rate changes (floating rate). The interest rate adjustments are designed to help stabilize the security's price. While this feature helps protect against a decline in the security's market price when interest rates rise, it lowers a Fund's income when interest rates fall. Of course, a Fund's income from its variable rate investments also may increase if interest rates rise.

Variable or floating rate securities may include a demand feature, which may be unconditional. The demand feature allows the holder to demand prepayment of the principal amount before maturity, generally on one to 30 days' notice. The holder receives the principal amount plus any accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the security. Each Fund generally uses variable or floating rate securities as short-term investments while waiting for long-term investment opportunities.

ZERO-COUPON AND DELAYED INTEREST SECURITIES Each Fund may invest in zero-coupon and delayed interest securities. Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer's perceived credit quality. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Fund may not receive any return on its investment.

Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return.

An investment in zero-coupon and delayed interest securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment. To generate cash to satisfy distribution requirements, the Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

IN ADDITION TO STANDARD PURCHASES AND SALES OF VARIOUS MUNICIPAL SECURITIES, EACH FUND'S PORTFOLIO MAY ALSO BE SUBJECT TO CERTAIN OTHER CHARACTERISTICS AND RISKS, AND MAY ALSO ENGAGE IN OTHER STRATEGIES, WHICH, ALONG WITH THESE RISKS, ARE DESCRIBED BELOW. SHOULD OTHER STRATEGIES, NOT SPECIFICALLY DESCRIBED BELOW, BECOME AVAILABLE OR ATTRACTIVE, THE MANAGER MAY ENGAGE IN THEM SO LONG AS THEY ARE CONSISTENT WITH EACH FUND'S GOALS AND OBJECTIVES.

CREDIT QUALITY All things being equal, the lower a security's credit quality, the higher the risk and the higher the yield the security generally must pay as compensation to investors for the higher risk.

A security's credit quality depends on the issuer's ability to pay interest on the security and, ultimately, to repay the principal. Independent rating agencies, such as Fitch Investors Service Inc. (Fitch), Moody's Investors Service, Inc. (Moody's), and Standard & Poor's Ratings Group (S&P(R)), often rate municipal securities based on their analysis of the issuer's credit quality. Most rating agencies use a descending alphabet scale to rate long-term securities, and a descending numerical scale to rate short-term securities. Securities in the top four ratings are "investment grade," although securities in the fourth highest rating may have some speculative features. These ratings are described at the end of this SAI under "Description of Ratings."

An insurance company, bank or other foreign or domestic entity may provide credit support for a municipal security and enhance its credit quality. For example, some municipal securities are insured, which means they are covered by an insurance policy that guarantees the timely payment of principal and interest. Other municipal securities may be backed by letters of credit, guarantees, or escrow or trust accounts that contain securities backed by the full faith and credit of the U.S. government to secure the payment of principal and interest.

As discussed in the prospectus, each Fund has limitations on the credit quality of the securities it may buy. These limitations generally are applied when the Fund makes an investment so that the Fund is not required to sell a security because of a later change in circumstances.

In addition to considering ratings in its selection of each Fund's portfolio securities, the manager may consider, among other things, information about the financial history and condition of the issuer, revenue and expense prospects and, in the case of revenue bonds, the financial history and condition of the source of revenue to service the bonds. Securities that depend on the credit of the U.S. government are regarded as having a triple A or equivalent rating.

DIVERSIFICATION All of the Funds, except the Maryland Fund, are diversified funds. The Maryland Fund is non-diversified. As a fundamental policy, none of the diversified Funds will buy a security if, with respect to 75% of its net assets, more than 5% would be in the securities of any single issuer (with the exception of obligations of the U.S. government). For this purpose, each political subdivision, agency, or instrumentality, each multi-state agency of which a state is a member, and each public authority that issues private activity bonds on behalf of a private entity, is considered a separate issuer. Escrow-secured or defeased bonds are not generally considered an obligation of the original municipality when determining diversification.

Each Fund, including the Maryland Fund, intends to meet certain diversification requirements for tax purposes. Generally, to meet federal tax requirements at the close of each quarter, a Fund may not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, may not invest more than 5% of its total assets in any one issuer. These limitations do not apply to U.S. government securities and may be revised if applicable federal income tax requirements are revised.

ILLIQUID INVESTMENTS Each Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities generally are securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them.

MATURITY Municipal securities are issued with a specific maturity date - the date when the issuer must repay the amount borrowed. Maturities typically range from less than one year (short term) to 30 years (long term). In general, securities with longer maturities are more sensitive to price changes, although they may provide higher yields. The Funds have no restrictions on the maturity of the securities they may buy or on its average portfolio maturity.

PORTFOLIO TURNOVER The frequency of portfolio transactions, usually referred to as the portfolio turnover rate, varies for each Fund from year to year, depending on market conditions. While short-term trading increases portfolio turnover and may increase costs, the execution costs for municipal securities are substantially less than for equivalent dollar values of equity securities.


TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unusual or unfavorable for investors, the manager may invest up to 100% of a Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the securities in which the Funds' normally invest or the economies of the states and territories where the Funds' invest.


Temporary defensive investments generally may include securities that pay taxable interest, including (i) municipal securities issued by a state or local government other than the Fund's state; (ii) high quality commercial paper; or
(iii) securities issued by or guaranteed by the full faith and credit of the U.S. government. Each Fund also may invest all of its assets in municipal securities issued by a U.S. territory such as Guam, Puerto Rico, the Mariana Islands or the U.S. Virgin Islands. The manager also may invest in these types of securities or hold cash when securities meeting the Fund's investment criteria are unavailable or to maintain liquidity.

WHEN-ISSUED TRANSACTIONS Municipal securities are frequently offered on a "when-issued" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to buy is made, but delivery and payment take place at a later date. During the time between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. If the other party to the transaction fails to deliver or pay for the security, the Fund could miss a favorable price or yield opportunity, or could experience a loss.

When a Fund makes the commitment to buy a municipal security on a when-issued basis, it records the transaction and includes the value of the security in the calculation of its net asset value. The Fund does not believe that its net asset value or income will be negatively affected by its purchase of municipal securities on a when-issued basis. The Fund will not engage in when-issued transactions for investment leverage purposes.

Although a Fund generally will buy municipal securities on a when-issued basis with the intention of acquiring the securities, it may sell the securities before the settlement date if it is considered advisable. When a Fund is the buyer, it will set aside on its books cash or liquid securities, with an aggregate value equal to the amount of its purchase commitments, until payment is made. If assets of a Fund are held in cash pending the settlement of a purchase of securities, the Fund will not earn income on those assets.

STATE AND U.S. TERRITORY RISKS
-------------------------------------------------------------------------------

STATE Since each state Fund mainly invests in the municipal securities of its state, its performance is closely tied to the ability of issuers of municipal securities in its state to continue to make principal and interest payments on their securities. The issuers' ability to do this is in turn dependent on economic, political and other conditions within the state. Below is a discussion of certain conditions that may affect municipal issuers in the Funds' various states. It is not a complete analysis of every material fact that may affect the ability of issuers of municipal securities to meet their debt obligations or the economic or political conditions within any state and is subject to change. The information below is based on data available to the Funds from historically reliable sources, but the Funds have not independently verified it.

The ability of issuers of municipal securities to continue to make principal and interest payments is dependent in large part on their ability to raise revenues, primarily through taxes, and to control spending. Many factors can affect a state's revenues including the rate of population growth, unemployment rates, personal income growth, federal aid, and the ability to attract and keep successful businesses. A number of factors can also affect a state's spending including the need for infrastructure improvements, increased costs for education and other services, current debt levels, and the existence of accumulated budget deficits.

The following gives more information about the risks of investing in the Funds. Please read this information together with the section "Main Risks" in the Prospectus.


ALABAMA. Alabama has experienced the slowdown felt by the national recession, although job diversification and constitutionally mandated trimming of the state budget have kept the state's future outlook stable. Alabama's business recruitment policies over the last decade have helped to grow and diversify employment throughout the state. These policies have brought in significant capital investments, helping offset losses in its textile, apparel and food processing sectors. Because of the diversification, small increases in the service, financial, real estate, and mining sectors have balanced declines in manufacturing and construction. Unemployment, though higher than 2000's level, has improved through February 2002 to 5.5% from December 2001's 6.0%. However, overall employment growth has currently slowed to a crawl. Manufacturing will remain a drag as Alabama recovers from recession, and the service sector will continue to be an area of growth for the state. Low business costs and surplus labor will also continue to be advantages for the state. No change is expected in Alabama's historical lag of home prices and personal income levels to national averages.

Historically, Alabama has been able to maintain a relatively low overall debt burden as well as balanced financial operations because of the state's constitutional constraints. Under the state's constitution, expenditure reductions are required to prevent deficit spending should the state experience revenue shortfalls and many state agencies have or are in the middle of budget cuts in order to meet the slower revenue and tax collections. The rating agencies Moody's and S&P both consider the state's financial outlook to be stable because of the automatic spending cuts imposed by the state constitution.

FLORIDA. Florida's population has exploded over the past few decades although there are signs that population growth is slowing from its previous pace. Between 1980 and 1990, the population grew by over 30% with growth between 1990 and 2000 of approximately 24%. However, projections for the next decade indicate a slower rate of growth of about 18%. The fastest growing segment is expected to be the senior citizen population, particularly among older age levels. The population growth has both strengthened the economy and placed pressure on vital government services such as education, corrections, transportation and health services. Therefore, the state remains vulnerable to fluctuations in the costs of providing such services.

Because of its substantial retirement age population, investment income and transfer payments, such as social security and pension benefits, make up a significant proportion of Florida's income distribution. This income mix historically has led to relatively stable personal income levels across different economic cycles, although it also has created some vulnerability to changes in the consumer price index at the federal level vis-a-vis transfer payments.

Florida's personal income is close to the national level. In 1990, the state's per capita income was 95% of the national figure. Aggregate personal income grew consistently during the 1990s averaging 5.5% annually compared to 5.3% annual growth for the nation.

Florida has experienced steady job growth in recent years. Its non-farm payroll employment growth averaged over 3% for 1997 through 2000 exceeding national rates for those years. Job growth slowed to 1.7% in 2001 as a result of the slowing economy and the effects of the September 11 attacks. A significant portion of the state's employment base is related to tourism and air travel, Florida's economy suffered significantly from the effects of the attacks. The unemployment rate rose to 5.1% in February 2002 reflecting the impact of the attacks.

Because of its location, much of the state's export sector has relied on exports to Latin America. Although exports have comprised a relatively small part of the gross state product, the sector's dependence on Latin America poses a risk given the political and economic uncertainty sweeping the region.

Florida's tax base has been relatively narrow, with no personal income tax and 60% of its revenues derived from the state's sales and use tax. This reliance on a cyclical revenue source has created some vulnerability to recession and slower growth in the tax base. To help provide some protection against the historically volatile nature of the sales tax, Florida enacted a constitutional amendment creating a Budget Stabilization Fund. The balance for fiscal year end 2001 was $941 million, the required fund level of 5% of the previous year's General Fund revenues.

In December 2001, the governor addressed a projected revenue shortfall resulting from the slowing economy and aftermath of the attacks with a special legislative session. The state adopted an emergency plan to reduce spending by $1 billion, delay various tax cuts and draw $300 million from the unreserved Trust Fund, leaving the Rate Stabilization Fund intact. The state's ability to implement the cuts and the degree to which revenues are affected by economic uncertainty remain to be seen.

Over the past five years, Florida's debt burden has grown dramatically with the increased need for schools and health care, as well as environmental protection programs designed to help protect the state's important tourism industry. Consequently, the state has built a complex debt structure with several special debt programs. Debt medians for the state exceed national levels with approximately $15 billion in net tax-supported debt. Additional borrowing is anticipated as the growing population continues to place demands on its services.

GEORGIA. In the 1990s, Georgia had been among the fastest growing states in terms of population, which had helped fuel employment growth and provided low-cost labor for economic growth. However, the 2001-02 recession seems to have negatively affected Georgia's employment more than other states due to the state's above average concentrations in the construction, tourism, manufacturing and communications industries, all of which have been heavily affected in this recession. But on a positive note, Georgia's construction and manufacturing industries have shown signs of stabilizing in recent months. Despite suffering higher than average lost employment, the state's unemployment rates remains below national average. In the long-term, Georgia is expected to continue to attract migration into the state given the state's low cost of doing business, extensive transportation infrastructure, below average unemployment rates, access to export markets, availability of land and water, and its central location. Atlanta, which has been at the heart of the state's economic growth, has been a trade, service and transportation center for much of the southeast region.

Financially, the state's strong economic and revenue growth has so far allowed the state to meet the needs of its growing population, while maintaining a sound financial position. The state has generated operating surpluses in each of the last seven fiscal years from 1995 to 2001, and also has fully funded its reserves. However, given the economic slowdown in FY 2002, Georgia is not expected to enjoy the same kind of budgetary surplus it has in past years.


KENTUCKY. After a decade of significant economic growth, Kentucky's economy slowed in 2001 resulting in the state's lowest level of employment growth since 1983. Manufacturing accounts for 17% of Kentucky's total employment, as opposed to 13% nationally. With the manufacturing sector, in particular auto parts, being a source of well-paying jobs, the 5% decline in manufacturing jobs in 2001, negatively impacted the state's economy. However, due to the relatively diverse economy with strength in the service industry and mining, unemployment remained relatively low for the year at 4.2%.

Kentucky's decelerating economy has caused a downturn in revenue collections with general fund collections increasing just 2.7% in FY 2001, after 5 years of 4% growth rates. The slowdown in collections resulted in a $180mm shortfall in FY 2001. To close the funding gap, the state had to draw from its "rainy day fund".

Debt levels remain fairly moderate, although debt service as a percentage of personal income increased to over 4%, more than twice the 2001 state debt median.

LOUISIANA. Louisiana's economy has been historically cyclical due to its reliance on oil and gas production and petro-chemical products. The state has made some improvements towards a more diversified economy, with strong growth in its service sector, especially in healthcare, tourism services and gaming. Nonetheless, the state's oil and gas sector remains an important segment of the state economy. Drilling activity for both gas and crude oil has plummeted on weak demand and prices. State employment growth declined in 2001 to 0.8% as oil and gas manufacturing jobs suffered from lower prices later in the year. Unemployment levels have increased to 6.0% as of December 2001 from 5.6% in 2000, and 5.1% 1999. The unemployment rates in 2001, is slightly above the national rate of 5.8%. Future growth could be limited by the state's dependence on the cyclical oil and gas industry, as well as below average wealth and income levels.

Historically, Louisiana's main revenue sources, namely its sales tax, individual and corporate income tax, and severance and royalty taxes, and the oil and gas industry have fluctuated with economic cycles. This fluctuation has created instability and budget problems in the past. During the last several years, however, the state's financial position has somewhat improved. The state dedicated annual surpluses to debt prepayment or to one-time expenditures. Therefore, the general fund reserves remained relatively low at $338 million, at fiscal year end 2001. Over the past six years, the state also has made improvements towards controlling costs in its large health care system, especially Medicaid spending. Measures to control Medicaid spending include rate setting controls and utilization reviews.

The state revenue stream remains vulnerable due in part by the cyclical nature of its oil and gas industry and lower tourism spending. The state's debt burden has dropped substantially, as a result of reduced borrowing, economic gains and the adoption of debt limitation measures (1993). Louisiana ranked 24th in terms of net tax supported debt per capita, and 22nd in net tax-supported debt as a percentage of personal income.

The state's medium debt burden, unfunded pension liabilities, generally low reserves, and unfunded risk management claims for judgments against the state could affect the state's performance in future years.

MARYLAND. Maryland's economic base continues to be well diversified. The state's leading employment and income sectors have been Services (35.0%), Government (18.2%) and Trade (18.1%). The state's dependence on government has been larger than most other states due to its close proximity to Washington D.C. and the presence of the National Security Agency headquarters, which should benefit the state with the increase in federal defense spending. At the same time, the state's reliance on the manufacturing sector (7.3%) has been smaller than most other states and insulated it some from weak consumer demand. Recently, economic growth has come mainly from the construction and service sectors. In addition, employment gains in aerospace, medical research and distribution industries have partially offset the losses seen in the manufacturing, telecommunications and technology industries. As a result, unemployment for the state measured 3.7% in 2001, below the national average.

Maryland's financial performance has been strong historically. Contributing factors have included high per capita income levels, a well-educated workforce, an advanced infrastructure and diversified employment opportunities. In four of the last five fiscal years, the state has generated operating surpluses while building its financial reserves. Maryland is required to maintain a Revenue Stabilization Reserve Fund equal to 5% of General Fund revenues and at fiscal year end 2001, the balance was $888.1 million or 8.9% of revenues. Debt levels, while high relative to other states, have remained manageable. This relatively high debt level (ranked 16th nationally) is somewhat offset by the rapid amortization of the debt, which is due to a constitutional provision requiring it be retired within 15 years. In addition, the Capital Debt Affordability Committee seeks to limit total debt to 3.2% of the state's personal income and debt service below 8% of revenues, which measured 2.6% and 5.3% respectively at fiscal year end 2001.

The Board of Revenue Estimates for the state has recently reduced fiscal year 2002 revenue estimates, resulting in projected General Fund operating deficits for 2002 and 2003. The state has responded by cutting agency budgets, implemented a hiring freeze and reduced appropriations. These measures, along with available reserves, should allow the state to manage the projected shortfalls over the next few years.

MISSOURI. Missouri historically has enjoyed a diversified economy that has tended to mirror the national economy. The service sector comprises the largest source of the state's employment at 28.5%. Net migration has continued to be at or above the national average. In February 2002, the state unemployment rate was 4.1%.

Continued declines in the state's manufacturing sector have spread throughout the state's economy impacting construction, transportation and trade. Previously, auto plants had been a positive for the state's economy, but due to the business's cyclical nature and generally weak economic conditions, the state's economic condition is not expected to improve quickly. The state is heavily dependent on old-economy industries and employers with little development of new-economy industries, although Kansas City, St. Louis and Springfield have growing promise as biotech hubs.

From a financial standpoint, Missouri's reluctance to rely heavily on borrowing to meet capital needs has resulted in a low debt burden. Missouri has seen positive year-end GAAP fund balances every year since 1993. Spending on school reform will continue to be a challenge for the state.

NORTH CAROLINA. The national recession has stopped the dramatic growth North Carolina's economy experienced from 1994 to 2000, stalling employment growth and dampening tax revenues. From 1994 to 1999, job growth was ahead of the national rate of 2.4%. However, growth has declined slightly and unemployment has increased from 3.6% in 2000 to 5.5% in 2001. Below average business costs, a strong durable manufacturing sector, diverse agriculture, three prestigious universities, and access to ports for trade and commerce have all contributed to the state's recent economic strength. However, manufacturing has remained a significant part of the state's economy and has been responsible for the majority of state's job losses.

North Carolina's outstanding debt has increased dramatically since 1993, but debt levels on a per capita basis remain very low. Although North Carolina has had large, one-time expenses over the last 3 years, the state has been able to meet these adequately through conservative budgeting. However, because of declining tax revenues through 2001, the Governor declared a fiscal state of emergency and implemented $1.4 billion in sales tax increases to close a widening budget gap. The budget shortfall has continued into 2002, unfortunately, and the state will need to cut 5% from its budgeted expenditures. The rating agencies S&P and Moody's have split outlooks for North Carolina's exceptionally strong AAA rating. S&P has a stable outlook while Moody's has a negative outlook. Conservative debt management, fiscally sound state budgeting, and a diverse economy should allow North Carolina to weather the recession storm and keep its AAA rating.

TEXAS. The Texas economy has continued to diversify and move away from its dependence on the volatile oil and gas sector. Tax revenue from the oil and gas sector now represents only 4% of total tax revenue compared to over 20% in the early 1980's. The statewide sales tax represents 60% of total tax revenue, up from 40% in the early 1980's. Key to the Texas economy is its exports, which represent 13 cents of every dollar of U.S. exports. Almost 45% of Texas' exports go to Mexico, which highlights the fact that the Texas economy is more reliant on international trade than ever before. Electronics, industrial machinery (including computers), chemicals and transportation equipment make up almost two-thirds of Texas exports.

Although the economy remains strong, economic growth is expected to slow. The Comptroller estimates that revenue growth will be 6% in the 2002-2003 biennium versus the 12% growth rate seen in the 2000-2001 biennium. A primary contributor to the slower growth estimate is an expected reduction in sales tax collections. In December 2001, estimates for state product growth were revised downward from 4.1% to 3.6%. The state budget for the 2002-2003 biennium totals $114 billion (reflecting no new taxes), with general revenue spending representing $66 billion (58%). The $66 billion in general revenue spending is up 6% from the prior period and includes increases for Medicaid, corrections, state personnel increases and insurance costs.

Financially, the state's performance has improved since the budget deficits of the mid 1980's. From 1999 through 2001, Texas posted general fund cash surpluses of $4.3 billion, $3.8 billion and $5.0 billion, respectively. The general fund ending balance was $1.7 billion in 2001, up from $1.4 billion in 2000. In 2000, the state ended the year with a general fund operating deficit of $439 million as a result of increased spending, specifically to accommodate the large population growth. The 2000-2001 biennial budget was balanced, but included the use of $1 billion, or almost all, of the state's accumulated general fund surplus. Complete audited financial statements for 2001 are not yet available. The state's Economic Stabilization Fund stood at $85 million in August 2001 and is expected to be up to $1 billion by the end of the 2003, based on planned transfers.

The state's debt burden has historically been relatively modest. In recent years, however, the state's debt position has grown. The state also has moved away from issuing debt designed to be self-supporting and towards issuing debt supported by the general revenue fund. Nonetheless, on a per capita basis the state's debt has remained below the national average.

VIRGINIA. Despite the slowing of the national economy and the attacks of September 11th, Virginia remains one of the better performing state economies. The attacks of September 11th had two major impacts on the Commonwealth's economy. The temporary closure of Reagan International Airport resulted in layoffs, lost tourism and sales tax revenue and the mobilization of troops out of Norfolk, resulted in lost economic activity. The net economic impact of the "attacks" are not expected to significantly alter Virginia's economic outlook and Virginia continues to be rated in the highest rating category by all three rating agencies.

Virginia benefits from its diversified economy that has experienced slowed, but still positive employment growth. Virginia's total 2001 employment growth of 2.4% was well above the national average of 1.3%. Employment growth was largely concentrated in Northern Virginia.

Virginia's direct GO debt burden remains low and debt service accounts for less than 3% of general fund appropriations. In coming years, the state will have to fund increased expenditures for education, as well as the elimination of its car tax. When fully phased in during fiscal 2003, the elimination of the car tax is expected to cost the state more than $2.6 billion.

U.S. TERRITORIES Since each Fund may invest up to 35% of its assets in municipal securities issued by U.S. territories, the ability of municipal issuers in U.S. territories to continue to make principal and interest payments also may affect a Fund's performance. As with New York municipal issuers, the ability to make these payments is dependent on economic, political and other conditions. Below is a discussion of certain conditions within some of the territories where the Funds may invest. It is not a complete analysis of every material fact that may affect the ability of issuers of U.S. territory municipal securities to meet their debt obligations or the economic or political conditions within the territories and is subject to change. It is based on data available to the Funds from historically reliable sources, but it has not been independently verified by the Funds.

PUERTO RICO. Puerto Rico's economy and financial performance continues to track that of the U.S. with strong economic growth through fiscal year 2000. Relatively strong revenue growth and continued aggressive tax collection procedures resulted in a general fund surplus for fiscal year 2000 of $229 million, but this was down from 1999's $497 million figure. The unreserved balance of the surplus for 2000 was a negative $ 97 million, down from 1999's positive $185 million figure. For fiscal year 2001, a general fund deficit is expected. The island's unemployment rate dropped from 13.6% in 1998 down to an average of 10.5% for fiscal year 2001. However, as of August 2001 (two months into fiscal year 2002), the unemployment rate had increased to 12.4%, reflecting the slowing economy.

While Puerto Rico's debt per capita levels are at the higher end of the spectrum compared to American states, this is partly explained by the fact that Puerto Rico generally centralizes its debt issuance at the commonwealth level. These debt levels have increased as Puerto Rico finances significant capital and infrastructure improvements. Puerto Rico continues to maintain a large unfunded pension liability of $8 billion, which the government is partially addressing by using some of the proceeds of the privatization of its telephone system to pay down the liability. Additionally, the government changed its pension system from a defined benefit to a defined contribution plan, which will cause the liability to stop increasing. S&P rates Puerto Rico's general obligation debt at A, with a credit-watch negative outlook. Moody's rates the island's general obligation debt at Baa1 with a stable outlook. The Moody's rating has been at Baa1 since 1976 and the S&P rating has been at A since 1956.

Puerto Rico continues to face challenges from the 1996 passage of a bill eliminating Section 936 of the Internal Revenue Code. This section has given certain U.S. corporations operating in Puerto Rico significant tax advantages. These incentives have helped considerably with Puerto Rico's economic growth, especially with the development of its manufacturing sector. U.S. firms that have benefited from these incentives have provided a significant portion of Puerto Rico's revenues, employment and deposits in local financial institutions. The section 936 incentives are being phased out over a 10-year period ending in 2006. It is hoped that this long phase-out period will give Puerto Rico sufficient time to lessen the potentially negative effects of section 936's elimination. As of fiscal year 2001, business continues to show interest in Puerto Rico as manufacturing and services/commerce continue to represent the largest sector of employment.

Outstanding issues relating to the potential for a transition to statehood also may have broad implications for Puerto Rico and it's financial and credit position.

GUAM. Guam's economy has been heavily dependent on tourism. It has been especially dependent on Japanese tourism, which has made Guam vulnerable to fluctuations in the relationship between the U.S. dollar and the Japanese yen. The recent Asian economic crisis and Typhoon Paka, which hit Guam in December 1997, negatively affected both tourism and other economic activities in Guam and contributed to a decline of 1.8% in gross island product between 1997 and 1998. Guam has experienced five years of negative employment growth, and unemployment hovers around 15%. Guam saw an increase in tourism in 1999 and 2000 after a huge decline in 1998 after Typhoon Paka. Tourism was also up in early 2001. However tourism was affected after September, and although final numbers are not yet available, tourism is expected to have declined in 2001.

In the early to mid-1990s, Guam's financial position deteriorated due to a series of natural disasters that led to increased spending on top of already significant budget gaps. As a result, the government introduced a comprehensive financial plan in June 1995 to help balance the budget and reduce the general fund deficit by fiscal 1999. However due to the Japanese economic crisis and Typhoon Paka, the financial plan was not been followed. As a result Guam had negative operations in fiscal 1999. Guam was able to post a small surplus in 2000, but Guam's accumulated deficit fund balance was $100 million, which is 30% of expenditures. The fiscal 2001 audit is not yet available, but unaudited results show that revenues declined another 7%.

While Guam's debt burden has been manageable, Guam's ability to maintain current debt levels may be challenged in the near future. U.S. military downsizing has reduced the federal presence on the island and also may reduce federal support for infrastructure projects. At the same time, Guam has faced increasing pressure to improve its infrastructure to help generate economic development. In addition, Guam has a large unfunded pension liability. It currently plans to issue debt to fund this liability sometime in 2002, which will reduce this liability, but increase its debt burden.

Recently, S&P's downgraded Guam's general obligation rating to BB with a stable outlook due to Guam's continued weak financial position and inability to meet the goals of the financial plan.

MARIANA ISLANDS. The Mariana Islands became a U.S. territory in 1975. At that time, the U.S. government agreed to exempt the islands from federal minimum wage and immigration laws in an effort to help stimulate industry and the economy. The islands' minimum wage is currently $2 per hour below the U.S. level. Because of this wage differential, tens of thousands of workers have emigrated from various Asian countries to provide cheap labor for the islands' industries over the last several decades. Foreign workers account for approximately four times the number of indigenous workers.

Tourism and apparel drive the islands' economy. However, visitors to the islands have declined slightly over the past several years - from 736,000 in 1996 to 529,000 in 2000. For fiscal year 2000, GDP is estimated at approximately $900 million. General Fund revenues for fiscal year 2000 were $216 million, down slightly from the previous year's $221 million. Expenditures for fiscal year 2000 were basically unchanged from 1999. However, after transfers, the accumulated deficit increased slightly to $70 million.

The total population for all the islands as of the end of fiscal year 2001 is estimated at 74,612, up from 67,212 at the end of fiscal year 1996. Gross domestic product per capita for fiscal year 2000 is estimated at $12,500.

U.S. VIRGIN ISLANDS. The U.S. Virgin Islands Government has suffered numerous years of budget imbalances over the past decade. The Government's cash flow problems have created recurring annual general fund deficits. Although the financial operations of the Government have rarely been audited since fiscal year 1984, the accumulated deficit was estimated to be about $341 million at June 30, 1999. The Virgin Islands' large public sector payroll (approximately 27% of employment), relatively small private sector that is dependent on tourism and related services, and heavy reliance on taxes as a revenue source (close to 97% of all revenues), together with the effects of three major hurricanes in the past ten years, have contributed to its financial problems. To help finance the government's deficit and meet existing payroll, vendor, and tax refund obligations, the Government has issued several tax-exempt bond deals over the past few years. The U.S. Virgin Islands Government has also been able to secure additional federal assistance, including a 25% funding increase in FY 2001 to $123 million.

The U.S. Virgin Islands did not participate in the record economic boom experienced by the mainland U.S. in the late 1990's. Consequently, the U.S. Virgin Islands continue to experience high unemployment rates and low wealth levels. The Virgin Islands are highly dependent on tourism, which accounts for approximately 70% of GDP. While the islands have experienced an increase in hotel occupancy, the majority of visitors arrive via cruise ships. Despite the slowdown in tourism after the September 11, 2001 tragedy, cruise ship passenger arrivals still posted a 4% increase over the previous year.

In September 1998, the Department of Interior Office of Inspector General issued an audit report on the Virgin Islands. It noted that while the Virgin Islands had made improvements in its financial situation, problems remained in the areas of overall financial management, expenditure control and revenue collections. To help improve its financial position, the Virgin Islands have developed a five-year economic recovery plan. This plan calls for government spending controls, a mandated 5% reduction in personnel expenditures each year through fiscal 2004, a 50% reduction in overtime expenses, and various other cost saving initiatives. In October 1999, the government and the Department of Interior entered into a Memorandum of Understanding stipulating that federal grants will be awarded contingent on several financial performance and accountability standards being met that will demonstrate improvement in the economic and financial condition of the islands. Since the plan is still relatively new, it is not yet certain whether or to what extent the plan will be successful in helping the Virgin Islands improve its financial condition.

OFFICERS AND TRUSTEES
-------------------------------------------------------------------------------

The Trust has a board of trustees. Each trustee will serve until that person's successor is elected and qualified. The board is responsible for the overall management of the Trust, including general supervision and review of each Fund's investment activities. The board, in turn, elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The board also monitors each Fund to ensure no material conflicts exist among share classes. While none is expected, the board will act appropriately to resolve any material conflict that may arise.

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below.

INDEPENDENT BOARD MEMBERS
-------------------------
                                                  NUMBER
                                                     OF
                                                 PORTFOLIOS
                                                  IN FUND
                                                  COMPLEX
                                    LENGTH        OVERSEEN          OTHER
NAME, AGE                           OF TIME        BY BOARD      DIRECTORSHIPS
AND ADDRESS          POSITION        SERVED         MEMBER*         HELD
================================================================================
FRANK H.              Trustee       Since 1984       105         None
ABBOTT, III (81)
One Franklin Parkway
San Mateo, CA
94403-1906
--------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS: President and Director, Abbott Corporation (an investment company); and FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).
================================================================================
HARRIS J.             Trustee       Since 1984       133         Director, RBC
ASHTON (70)                                                      Holdings, Inc.
One Franklin Parkway                                             (bank holding
San Mateo, CA                                                    company) and
94403-1906                                                       Bar-S Foods
                                                                 (meat packing
                                                                 company).
--------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS: Director of various companies; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
================================================================================
S. JOSEPH             Trustee       Since 1989       134         None
FORTUNATO (69)
One Franklin Parkway
San Mateo, CA
94403-1906
--------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
================================================================================
EDITH E.              Trustee       Since 1998        82         Director,
HOLIDAY (50)                                                     Amerada Hess
One Franklin Parkway                                             Corporation
San Mateo, CA                                                   (exploration and
94403-1906                                                       and refining of
                                                                 oil and gas);
                                                                 Hercules
                                                                 Incorporated
                                                                 (chemicals,
                                                                 fibers and
                                                                 resins);
                                                                 Beverly
                                                                 Enterprises,
                                                                 Inc. (health
                                                                 care); H.J.
                                                                 Heinz Company
                                                                (processed foods
                                                                 and allied
                                                                 products); RTI
                                                                 International
                                                                 Metals, Inc.
                                                                 (manufacture
                                                                 and
                                                                 distribution
                                                                 of titanium);
                                                                 Digex
                                                                 Incorporated
                                                                 (web hosting
                                                                 provider); and
                                                                 Canadian
                                                                 National
                                                                 Railway
                                                                 (railroad).
--------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS: Director of various companies; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993), General Counsel to the United States Treasury Department (1989-1990), and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
================================================================================
FRANK W.T.            Trustee       Since 1984        105        Director, The
LAHAYE (73)                                                      California
One Franklin Parkway                                             Center for Land
San Mateo, CA                                                    Recycling
94403-1906                                                      (redevelopment).
--------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and formerly, Chairman, Peregrine Venture Management Company (venture capital).
================================================================================
GORDON S.             Trustee       Since 1992        133        Director,
MACKLIN (74)                                                     Martek
One Franklin Parkway                                             Biosciences
San Mateo, CA                                                    Corporation;
94403-1906                                                       WorldCom, Inc.
                                                                 (communications
                                                                 services);
                                                                 MedImmune, Inc.
                                                                (biotechnology);
                                                                 Overstock.com
                                                                 (Internet
                                                                 services); and
                                                                 Spacehab, Inc.
                                                                 (aerospace
                                                                 services).
--------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman and Director, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992); and President, National Association of Securities Dealers, Inc. (until 1987).
--------------------------------------------------------------------------------


INTERESTED BOARD MEMBERS AND OFFICERS
-------------------------------------
                                                  NUMBER
                                                     OF
                                                 PORTFOLIOS
                                                  IN FUND
                                                  COMPLEX
                                    LENGTH        OVERSEEN          OTHER
NAME, AGE                           OF TIME        BY BOARD      DIRECTORSHIPS
AND ADDRESS           POSITION       SERVED         MEMBER*         HELD
================================================================================
**CHARLES B.          Chairman of   Since 1984        133        None
JOHNSON (69)          the Board
One Franklin Parkway  and Trustee
San  Mateo, CA
94403-1906
--------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
================================================================================
**RUPERT H.           President    Since 1984         117        None
JOHNSON, JR. (61)     and Trustee
One Franklin Parkway
San Mateo, CA
94403-1906
--------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
================================================================================
SHEILA                Vice          Since 2000        Not        None
AMOROSO (42)          President                    Applicable
One Franklin Parkway
San Mateo, CA
94403-1906
--------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
================================================================================
HARMON E.             Vice         Since 1986         Not        None
BURNS (57)            President                    Applicable
One Franklin Parkway
San Mateo, CA
94403-1906
--------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments.
================================================================================
RAFAEL R.             Vice         Since 2000         Not        None
COSTAS, JR. (37)      President                    Applicable
One Franklin Parkway
San Mateo, CA
94403-1906
--------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
================================================================================
MARTIN L.             Vice          Since 1995        Not        None
FLANAGAN (42)         President                    Applicable
One Franklin Parkway  and Chief
San Mateo, CA         Financial
94403-1906            Officer
CA 94403-1906
--------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS: President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC; Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------
DAVID P.              Vice          Since 2000        Not        None
GOSS (55)             President                    Applicable
One Franklin Parkway
San Mateo, CA
94403-1906
--------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director, Property Resources, Inc. and Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
================================================================================
BARBARA J.            Vice          Since 2000        Not        None
GREEN (54)            President                    Applicable
One Franklin Parkway
San Mateo, CA
94403-1906
--------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President, Templeton Worldwide, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor
to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995), Attorney, Rogers & Wells (until 1986), and Judicial Clerk, U.S. District Court
(District of Massachusetts) (until 1979).
================================================================================
MICHAEL O.            Vice          Since 2002        None       Director, FTI
MAGDOL (65)           President                                  Banque, Arch
600 5th Avenue                                                   Chemicals, Inc.
Rockefeller                                                      and Lingnan
Center                                                           Foundation
New York, NY
10048-0772
--------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Financial Officer and Director, Fiduciary Trust Company International; and officer of 40 of the investment companies in Franklin Templeton Investments.
================================================================================
EDWARD V.             Vice          Since 1985        Not        None
MCVEY (64)            President                    Applicable
26335 Carmel
Rancho Blvd.
Carmel, CA
93923
--------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Distributors, Inc.; Executive Vice President, Templeton/Franklin Investment Services, Inc.; and officer of 29 of the investment companies in Franklin Templeton Investments.
================================================================================
KIMBERLEY             Treasurer     Since 2000        Not        None
MONASTERIO (38)       and                          Applicable
One Franklin Parkway  Principal
San Mateo, CA         Accounting
94403-1906            Officer
--------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS: Senior Vice President, Franklin Templeton Services, LLC; and officer of 34 of the investment companies in Franklin Templeton Investments.
================================================================================
MURRAY L.             Vice          Since 2000        Not        None
SIMPSON (65)          President                    Applicable
One Franklin Parkway  and
San Mateo, CA         Secretary
94403-1906
--------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.;
officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000) and Director, Templeton Asset Management Ltd. (until 1999).
================================================================================
THOMAS WALSH          Vice          Since 2000        Not        None
(40)                  President                    Applicable
One Franklin Parkway
San Mateo, CA
94403-1906
--------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

The Trust pays noninterested board members $1,450 per month plus $1,300 per meeting attended. Board members who serve on the audit committee of the Trust and other funds in Franklin Templeton Investments receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the Trust. Members of a committee are not separately compensated for any committee meeting held on the day of a board meeting. Noninterested board members also may serve as directors or trustees of other funds in Franklin Templeton Investments and may receive fees from these funds for their services. The fees payable to noninterested board members by the Trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within Franklin Templeton Investments. The following table provides the total fees paid to noninterested board members by the Trust and by Franklin Templeton Investments.


                        TOTAL FEES         RECEIVED        NUMBER OF BOARDS IN
                        RECEIVED         FROM FRANKLIN         FRANKLIN
                          FROM             TEMPLETON           TEMPLETON
                       THE TRUST/1       INVESTMENTS/2     ON WHICH INVESTMENTS
NAME                       ($)               ($)               EACH SERVES
--------------------------------------------------------------------------------

Frank H. Abbott, III     23,449             163,675                28
Harris J. Ashton         24,155             353,221                48
S. Joseph Fortunato      22,553             352,380                49
Edith E. Holiday         30,400             254,670                28
Frank W.T. LaHaye        22,149             154,197                28
Gordon S. Macklin        24,155             353,221                48

----------

1. For the fiscal year ended February 28, 2002.
2. For the calendar year ended December 31, 2001.
----------

Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in Franklin Templeton Investments. Certain officers or board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.


Board members historically have followed a policy of having substantial investments in one or more of the funds in Franklin Templeton Investments, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.


The following tables provide the dollar range of equity securities beneficially owned by the board members of the Trust on December 31, 2001.

INDEPENDENT BOARD MEMBERS
-------------------------

                                                             AGGREGATE
                                                           DOLLAR RANGE OF
                                                          EQUITY SECURITIES IN
                                                         ALL FUNDS OVERSEEN BY
                               DOLLAR RANGE OF         THE BOARD MEMBERS IN THE
                               EQUITY SECURITIES          FRANKLIN TEMPLETON
NAME                            IN THE FUNDS              FUND COMPLEX
================================================================================
Frank H. Abbott, III               None                     Over $100,000

Harris J. Ashton                   None                     Over $100,000

S. Joseph Fortunato           Alabama Fund                  Over $100,000
                              $1 - $10,000
                              Florida Fund
                              $1 - $10,000
                              Georgia Fund
                              $1 - $10,000
                              Kentucky Fund
                              $1 - $10,000
                              Louisiana Fund
                              $1 - $10,000
                              Maryland Fund
                              $1 - $10,000
                              Missouri Fund
                              $1 - $10,000
                              North Carolina Fund
                              $1 - $10,000
                              Texas Fund
                              $1 - $10,000
                              Virginia Fund
                              $1 - $10,000

Edith E. Holiday                   None                     Over $100,000

Frank W.T. LaHaye                  None                     Over $100,000

Gordon S. Macklin             Maryland Fund                 Over $100,000
                              Over $100,000
--------------------------------------------------------------------------------


INTERESTED BOARD MEMBERS
------------------------

                                                     AGGREGATE DOLLAR RANGE
                                                      OF EQUITY SECURITIES
                         DOLLAR RANGE OF              IN ALL FUNDS OVERSEEN
                       EQUITY SECURITIES IN           BY THE BOARD MEMBER IN
NAME OF BOARD           EACH SERIES OF THE             THE FRANKLIN TEMPLETON
MEMBER                       TRUST                         FUND COMPLEX
================================================================================
Charles B. Johnson           None                         Over $100,000
--------------------------------------------------------------------------------
Rupert H. Johnson, Jr.       None                         Over $100,000
--------------------------------------------------------------------------------

BOARD COMMITTEES
----------------

The board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent auditors, including evaluating their independence and meeting with such accountants to consider and review matters relating to the Trust's financial reports and internal accounting. The Audit Committee is comprised of the following Independent Trustees of the Trust: Frank H. Abbott III and Frank W.T. LaHaye. The Nominating Committee is comprised of the following Independent Trustees of the Trust: Frank H. Abbott III, Harris J. Ashton, S. Joseph Fortunato, Edith
E. Holiday, Frank W.T. LaHaye and Gordon S. Macklin.

The Trust's Nominating Committee sets trustees' fees and is responsible for the nomination of trustees to the board. When vacancies arise or elections are held, the Committee considers qualified nominees, including those recommended by shareholders who provide a written request to the board, care of the Trust's address at:

P.O. Box 997151
Sacramento, CA  95899-9983

During the fiscal year ending February 28, 2002, the Audit Committee met three times and the Nominating Committee met once.


MANAGEMENT AND OTHER SERVICES
-------------------------------------------------------------------------------

MANAGER AND SERVICES PROVIDED Each Fund's manager is Franklin Advisers, Inc. The manager is a wholly owned subsidiary of Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services, and selects the securities for each Fund to buy, hold or sell. The manager's extensive research activities include, as appropriate, traveling to meet with issuers and to review project sites. The manager also selects the brokers who execute the Funds' portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the Funds, the manager and its officers, directors and employees are covered by fidelity insurance.

The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of each Fund. Similarly, with respect to each Fund, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the Funds or other funds it manages.

The Funds, their manager and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for a Fund or that are currently held by the Funds, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Funds, their manager and principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the Securities and Exchange Commission (SEC).


During the past fiscal year, the board, including a majority of non-interested or independent trustees, approved renewal of the Funds' management agreement. In reaching this decision, the board took into account information furnished throughout the year at regular board meetings, as well as information specifically furnished for a board meeting held annually to specifically consider such renewal. Information furnished throughout the year included reports on the Funds' investment performance, expenses, portfolio composition, and sales and redemptions, along with related financial statements, information about the scope and quality of services provided by the manager and its affiliates, as well as periodic reports relating to compliance with the Funds' investment policies and restrictions. The information furnished annually to the board also included special reports prepared by an independent third party analyst comparing the Funds' investment performance, and expenses with those of other mutual funds deemed comparable to the Funds as selected by the independent third party analyst as well as information relating to the manager's profitability.

In considering such material, the independent board members received assistance and advice from and met separately with independent counsel. Based upon its review of such material and information together with such other information as it deemed relevant, the board, including a majority of independent trustees, concluded that continuance of the management agreement was appropriate and in the best interest of Fund shareholders. In reaching this decision, the board took into account a combination of factors, including the following:

o PERFORMANCE. Performance of the single state funds was considered in reference to peer groups of single state municipal debt funds as selected by the independent third party analyst, with particular emphasis being given to income return in view of the Funds' primary objective of furnishing tax free income. In evaluating performance, attention was given to both the short term and long term performance of the Funds in comparison with their respective peer groups, in comparison to those particular indices relevant to municipal debt funds, and to the Funds' compliance with its specific investment objectives and investment restrictions.

o EXPENSES. In considering the reasonableness of expenses, consideration was given to the advisory fee level and breakpoints charged the Funds in relation to those within the relevant peer groups of single state municipal debt funds as selected by the independent third party analyst. Emphasis is placed on the Funds' overall comparative expense ratio within such peer groups in view of the various other functions, such as underwriting, transfer agency and shareholder servicing provided the Funds under separate agreements with the manager and its affiliates, and the manager's management of custodian relationships.

o QUALITY OF SERVICES. In considering the scope and quality of investment management services, consideration was given to the manager's continuing need to attract and retain qualified investment management staff, the portfolio research and management process, and the record of compliance with Fund investment policies and restrictions, as well as the Code of Ethics which governs personal securities trading by Fund management. Consideration was also given to the scope and quality of the various other functions, such as underwriting, transfer agency and shareholder servicing provided the Funds under separate agreements with the manager and its affiliates, including coordination of the Funds' relationship with the Funds' transfer, registrar and dividend disbursement agent, dividend reinvestment and cash purchase plan agent and its custodian. In performing this evaluation, the board considers factors such as the level of expenditures in and improvements and enhancements of services provided, as well as data and reports evidencing or measuring the various levels of services provided. In addition to third party data and reports, the trustees, all of whom have significant investments in one or more of the Franklin Templeton family of funds, check on and informally report from time to time on, the level of service personally experienced by them as shareholders. The boards also considered the benefit to Fund shareholders of investing in a fund that is part of a large family of funds offering a variety of investment choices and shareholder services.

MANAGER'S PROFITABILITY. The trustees considered the manager's level of profitability in providing management and other services to the Franklin Templeton funds, including the Funds. In doing so, the trustees considered materials and reports prepared annually by the manager which address profitability from its overall U.S. fund business, as well as from services provided the individual funds, including the Funds. The board reviews and discusses in detail the basis on which such reports are prepared and reviews the reasonableness of the cost allocation methodology utilized with the Funds' independent accountants. The board also considers the extent to which the manager may potentially achieve economies of scale and possibly derive other ancillary benefits from Fund operations, including the allocation of Fund brokerage and the use of "soft" commission dollars to pay for research and other similar services. The trustees also considered the manager's profitability in comparison with available industry data.


MANAGEMENT FEES Each Fund pays the manager a fee equal to a monthly rate of:

o 5/96 of 1% of the value of its net assets up to and including $100 million;
  and
o 1/24 of 1% of the value of its net assets over $100 million up to and including $250 million; and
o 9/240 of 1% of the value of its net assets in excess of $250 million.

The fee is computed at the close of business on the last business day of each month according to the terms of the management agreement. Each class of a Fund's shares pays its proportionate share of the fee.


For the last three fiscal years ended February 28, 2002, February 28, 2001, and February 29, 2000, the Funds paid the following management fees:


                                MANAGEMENT FEES PAID ($)
                     -----------------------------------------------------------
                            2002             2001            2000
--------------------------------------------------------------------------------
Alabama Fund             1,267,908       1,228,177        1,322,835
Florida Fund             7,791,826       7,333,105        8,076,283
Georgia Fund             1,063,682         968,748        1,008,098
Kentucky Fund/1             290,642         177,830         177,706
Louisiana Fund           1,004,401         938,871          946,909
Maryland Fund            1,573,898       1,377,883        1,424,210
Missouri Fund            2,210,623       1,971,021        2,044,766
North Carolina Fund      2,128,574       1,900,389        1,968,656
Texas Fund                 670,672         661,295          733,060
Virginia Fund            2,090,157       1,881,538        1,969,003
--------------------------------------------------------------------------------

----------

1. For the fiscal years ended February 28, 2002, February 28, 2001, and February 29, 2000, management fees, before any advance waiver, totaled $543,717, $433,107 and $412,900, respectively. Under an agreement by the manager to limit its fees, the Fund paid the management fees shown.

----------

ADMINISTRATOR AND SERVICES PROVIDED Franklin Templeton Services, LLC (FT Services) has an agreement with the manager to provide certain administrative services and facilities for each Fund. FT Services is wholly owned by Resources and is an affiliate of the Funds' manager and principal underwriter.

The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

ADMINISTRATION FEES The manager pays FT Services a monthly fee equal to an annual rate of:

o 0.15% of each Fund's average daily net assets up to $200 million;
o 0.135% of each Fund's average daily net assets over $200 million up to $700 million;
o 0.10% of each Fund's average daily net assets over $700 million up to $1.2 billion; and
o 0.075% of each Fund's average daily net assets over $1.2 billion.


During the last three fiscal years ended February 28, 2002, February 28, 2001, and February 29, 2000, the manager paid FT Services the following administration fees:


                                ADMINISTRATION FEES PAID ($)
                     -----------------------------------------------------------
                            2002             2001            2000
--------------------------------------------------------------------------------
 Alabama Fund              337,321         327,343          355,294
 Florida Fund            1,823,853       1,754,359        1,886,005
 Georgia Fund              278,855         252,224          265,346
 Kentucky Fund             127,981         103,453           99,013
 Louisiana Fund            261,743         243,355          245,118
 Maryland Fund             421,673         367,338          384,188
 Missouri Fund             609,889         544,571          568,299
 North Carolina Fund       585,703         523,152          546,466
 Texas Fund                163,074         160,989          183,786
 Virginia Fund             574,606         517,579          548,267
 -------------------------------------------------------------------------------

SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin Templeton Investor Services, LLC (Investor Services) is each Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is located at One Franklin Parkway, San Mateo, CA 94403-1906. Please send all correspondence to Investor Services to P.O. Box 997151, Sacramento, CA 95899-9983.

For its services, Investor Services receives a fixed fee per account. Each Fund also will reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the Fund. The amount of reimbursements for these services per benefit plan participant Fund account per year will not exceed the per account fee payable by a Fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as custodian of each Fund's securities and other assets.

AUDITOR PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105, is the Funds' independent auditor. The auditor gives an opinion on the financial statements included in the Trust's Annual Report to Shareholders and reviews the Trust's registration statement filed with the SEC.

PORTFOLIO TRANSACTIONS
-------------------------------------------------------------------------------

Since most purchases by the Funds are principal transactions at net prices, the Funds incur little or no brokerage costs. Each Fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. As a general rule, the Funds do not buy securities in underwritings where they are given no choice, or only limited choice, in the designation of dealers to receive the commission. The Funds seek to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Funds' officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in Franklin Templeton Investments, also may be considered a factor in the selection of broker-dealers to execute the Funds' portfolio transactions.

If purchases or sales of securities of the Funds and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Funds.


During the last three fiscal years ended February 28, 2002, February 28, 2001, and February 29, 2000, the Funds did not pay any brokerage commissions.

As of February 28, 2002, the Funds did not own securities of their regular broker-dealers.


DISTRIBUTIONS AND TAXES
-------------------------------------------------------------------------------


INCOME AND CAPITAL GAIN DISTRIBUTIONS
MULTICLASS DISTRIBUTIONS Each multiclass Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes.


DISTRIBUTIONS OF NET INVESTMENT INCOME Each Fund receives income generally in the form of interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. This net investment income may either be tax-exempt or taxable when distributed to you.

EXEMPT-INTEREST DIVIDENDS. By meeting certain requirements of the Internal Revenue Code(Code), each Fund qualifies to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to you.

In addition, to the extent that exempt-interest dividends are derived from interest on obligations of any state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income tax. Income from municipal securities of other states generally does not qualify as tax-free.


TAXABLE INCOME DIVIDENDS. Each Fund may earn taxable income from many sources, including temporary investments, the discount on stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income on the sale of market discount bonds. If you are a taxable investor, any income dividends a Fund pays from this income are taxable to you as ordinary income.


DISTRIBUTIONS OF CAPITAL GAINS
CAPITAL GAIN DISTRIBUTIONS. Each Fund may realize capital gains and losses on the sale or other disposition of its portfolio securities. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in the Fund. Any net capital gains realized by a Fund generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

TAXATION OF FIVE YEAR GAINS.


o SHAREHOLDERS IN THE 10 AND 15% FEDERAL BRACKETS. If you are in the 10 or 15% individual income tax bracket, capital gain distributions are generally subject to a maximum rate of tax of 10%. However, if you receive distributions from the Fund's sale of securities held for more than five years, these gains are subject to a maximum rate of tax of 8%. The Fund will inform you in January of the portion of any capital gain distributions you received for the previous year that were five year gains qualifying for this reduced tax rate.

o SHAREHOLDERS IN HIGHER FEDERAL BRACKETS. If you are in a higher individual income tax bracket (the 27% or higher bracket in 2002 and 2003), capital gain distributions are generally subject to a maximum rate of tax of 20%. BEGINNING IN THE YEAR 2006, any distributions from the Fund's sale of securities purchased after January 1, 2001 and held for more than five years will be subject to a maximum rate of tax of 18%.


INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS Each Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. This information will include the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as taxable, tax-exempt or tax preference income, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Taxable distributions declared in December but paid in January are taxable to you as if paid in December.



ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code. It has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you (including dividends from tax-exempt interest) would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

o 98% of its taxable ordinary income earned during the calendar year;
o 98% of its capital gain net income earned during the twelve month period ending October 31; and

o 100% of any undistributed amounts of these categories of income or gain from the prior year.


Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.


SALES OF FUND SHARES
SALES and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you sell your Fund shares, or exchange them for shares of a different Franklin Templeton fund, the IRS requires you to report any gain or loss on your sale or exchange. If you own your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.


TAXATION OF FIVE YEAR GAINS.


o SHAREHOLDERS IN THE 10 AND 15% FEDERAL BRACKETS. If you are in the 10 or 15% individual income tax bracket, gains from the sale of your Fund shares are generally subject to a maximum rate of tax of 10%. However, if you have owned your shares for more than five years, these gains are subject to a maximum rate of tax of 8%.
o SHAREHOLDERS IN HIGHER FEDERAL BRACKETS. If you are in a higher individual income tax bracket (the 27% or higher bracket in 2002 and 2003), gains from the sale of your Fund shares are generally subject to a maximum rate of tax of 20%. BEGINNING IN THE YEAR 2006, any gains from the sale of Fund shares purchased after January 1, 2001, that you have owned for more than five years will be subject to a maximum rate of tax of 18%. However, if you made an election to mark your Fund shares to market as of January 2, 2001, any Fund shares that you acquired before this date will also be eligible for the 18% maximum rate of tax, BEGINNING IN 2006.

SALES AT A LOSS WITHIN SIX MONTHS OF PURCHASE. If you sell or exchange Fund shares held for six months or less:


o any loss incurred is disallowed to the extent of any exempt-interest dividends paid to you on your shares, and o any remaining loss is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund.


WASH SALES. All or a portion of any loss that you realize on the sale of your Fund shares is disallowed to the extent that you buy other shares in the Fund within 30 days before or after your sale. Any loss disallowed under these rules is added to your tax basis in the new shares.

DEFERRAL OF BASIS. In reporting gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

IF:
o In your original purchase of Fund shares, you received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and
o You sell some or all of your original shares within 90 days of their purchase, and
o You reinvest the sales proceeds in the Fund or in another Franklin Templeton fund, and the sales charge that would otherwise apply is reduced or eliminated;

THEN: In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS For corporate shareholders, a portion of the dividends paid by a fund may qualify for the dividends-received deduction. This deduction is generally available to corporations for dividends paid by a fund out of income earned on its investments in domestic corporations. Because each Fund's income is derived primarily from investments earning interest rather than dividend income, generally none of their income dividends will be eligible for this deduction.

INVESTMENT IN COMPLEX SECURITIES Each Fund may invest in securities issued or purchased at a discount, such as zero coupon, step-up or payment-in-kind (PIK) bonds, that could require it to accrue and distribute income not yet received. In order to generate sufficient cash to make these distributions, a Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold. These rules could affect the amount, timing and/or tax character of income distributed to you by the Fund.


TREATMENT OF PRIVATE ACTIVITY BOND INTEREST Interest on certain private activity bonds, while exempt from regular federal income tax, is a tax preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under federal and state alternative minimum taxes, depending on your personal or corporate tax position. Persons defined in the Code as substantial users (or persons related to such users) of facilities financed by private activity bonds should consult their tax advisors before buying Fund shares.

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
-------------------------------------------------------------------------------

Each Fund is a series of Franklin Tax-Free Trust, an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Massachusetts business trust in September 1984, and is registered with the SEC.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that each Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that each Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk that you would incur financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

Each Fund, except the Florida and Kentucky Funds, currently offers two classes of shares, Class A and Class C. The Florida Fund currently offers three classes of shares, Class A, Class B and Class C. The Funds may offer additional classes of shares in the future. The full title of each class is:

o Franklin Alabama Tax-Free Income Fund - Class A
o Franklin Alabama Tax-Free Income Fund - Class C
o Franklin Florida Tax-Free Income Fund - Class A
o Franklin Florida Tax-Free Income Fund - Class B
o Franklin Florida Tax-Free Income Fund - Class C
o Franklin Georgia Tax-Free Income Fund - Class A
o Franklin Georgia Tax-Free Income Fund - Class C
o Franklin Louisiana Tax-Free Income Fund - Class A
o Franklin Louisiana Tax-Free Income Fund - Class C
o Franklin Maryland Tax-Free Income Fund - Class A
o Franklin Maryland Tax-Free Income Fund - Class C
o Franklin Missouri Tax-Free Income Fund - Class A
o Franklin Missouri Tax-Free Income Fund - Class C
o Franklin North Carolina Tax-Free Income Fund - Class A
o Franklin North Carolina Tax-Free Income Fund - Class C
o Franklin Texas Tax-Free Income Fund - Class A
o Franklin Texas Tax-Free Income Fund - Class C
o Franklin Virginia Tax-Free Income Fund - Class A
o Franklin Virginia Tax-Free Income Fund - Class C

The Kentucky Fund offers only one share class. Because its sales charge structure and Rule 12b-1 plan are similar to those of Class A shares, shares of the Kentucky Fund are considered Class A shares for redemption, exchange and other purposes.



Shares of each class represent proportionate interests in each Fund's assets. On matters that affect a Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Additional series may be offered in the future.

The Trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting also may be called by the board in its discretion.


As of June 3, 2002, the principal shareholders of the Funds, beneficial or of record, were:


                                                                PERCENTAGE
NAME AND ADDRESS                        SHARE CLASS                (%)
--------------------------------------------------------------------------------
KENTUCKY FUND
Bankdan                                  Class A                   6.13
c/o Central Kentucky Trust
218 W Main Street
Danville, KY 40422

TEXAS FUND
RBC Dain Rauscher                        Class C                   7.67
FBO Family Limited Partnership
ALO Family Limited
4512 Teas St
Bellaire, TX 77401-4223

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.


As of June 3, 2002, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds in Franklin Templeton Investments.


BUYING AND SELLING SHARES
-------------------------------------------------------------------------------

Each Fund continuously offers its shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with a Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of a Fund may be required by state law to register as securities dealers.

For investors outside the U.S., the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

INITIAL SALES CHARGES The maximum initial sales charge is 4.25% for Class A and 1% for Class C. There is no initial sales charge for Class B.

The initial sales charge for Class A shares may be reduced for certain large purchases, as described in the prospectus. We offer several ways for you to combine your purchases in Franklin Templeton funds to take advantage of the lower sales charges for large purchases. Franklin Templeton funds include the U.S. registered mutual funds in Franklin Templeton Investments except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund, Inc.

CUMULATIVE QUANTITY DISCOUNT. For purposes of calculating the sales charge on Class A shares, you may combine the amount of your current purchase with the cost or current value, whichever is higher, of your existing shares in Franklin Templeton funds. You also may combine the shares of your spouse, children under the age of 21 or grandchildren under the age of 21. If you are the sole owner of a company, you also may add any company accounts, including retirement plan accounts.

LETTER OF INTENT (LOI). You may buy Class A shares at a reduced sales charge by completing the letter of intent section of your account application. A letter of intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay. By completing the letter of intent section of the application, you acknowledge and agree to the following:

o You authorize Distributors to reserve 5% of your total intended purchase in Class A shares registered in your name until you fulfill your LOI. Your periodic statements will include the reserved shares in the total shares you own, and we will pay or reinvest dividend and capital gain distributions on the reserved shares according to the distribution option you have chosen.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the LOI.

o Although you may exchange your shares, you may not sell reserved shares until you complete the LOI or pay the higher sales charge.

After you file your LOI with the Fund, you may buy Class A shares at the sales charge applicable to the amount specified in your LOI. Sales charge reductions based on purchases in more than one Franklin Templeton fund will be effective only after notification to Distributors that the investment qualifies for a discount. Any Class A purchases you made within 90 days before you filed your LOI also may qualify for a retroactive reduction in the sales charge. If you file your LOI with the Fund before a change in the Fund's sales charge, you may complete the LOI at the lower of the new sales charge or the sales charge in effect when the LOI was filed.

Your holdings in Franklin Templeton funds acquired more than 90 days before you filed your LOI will be counted towards the completion of the LOI, but they will not be entitled to a retroactive reduction in the sales charge. Any redemptions you make during the 13 month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been completed.

If the terms of your LOI are met, the reserved shares will be deposited to an account in your name or delivered to you or as you direct. If the amount of your total purchases, less redemptions, is more than the amount specified in your LOI and is an amount that would qualify for a further sales charge reduction, a retroactive price adjustment will be made by Distributors and the securities dealer through whom purchases were made. The price adjustment will be made on purchases made within 90 days before and on those made after you filed your LOI and will be applied towards the purchase of additional shares at the offering price applicable to a single purchase or the dollar amount of the total purchases.

If the amount of your total purchases, less redemptions, is less than the amount specified in your LOI, the sales charge will be adjusted upward, depending on the actual amount purchased (less redemptions) during the period. You will need to send Distributors an amount equal to the difference in the actual dollar amount of sales charge paid and the amount of sales charge that would have applied to the total purchases if the total of the purchases had been made at one time. Upon payment of this amount, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, we will redeem an appropriate number of reserved shares to realize the difference. If you redeem the total amount in your account before you fulfill your LOI, we will deduct the additional sales charge due from the sale proceeds and forward the balance to you.

GROUP PURCHASES. If you are a member of a qualified group, you may buy Class A shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

o Was formed at least six months ago,

o Has a purpose other than buying Fund shares at a discount,

o Has more than 10 members,

o Can arrange for meetings between our representatives and group members,

o Agrees to include Franklin Templeton fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,

o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

WAIVERS FOR INVESTMENTS FROM CERTAIN PAYMENTS. Class A shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by investors who reinvest within 365 days:

o Dividend and capital gain distributions from any Franklin Templeton fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of the Fund before November 17, 1997, and to Advisor Class or Class Z shareholders of a Franklin Templeton fund who may reinvest their distributions in the Fund's Class A shares.

o Annuity payments received under either an annuity option or from death benefit proceeds, if the annuity contract offers as an investment option the Franklin Templeton Variable Insurance Products Trust. You should contact your tax advisor for information on any tax consequences that may apply.

o Redemption proceeds from a repurchase of shares of Franklin Floating Rate Trust, if the shares were continuously held for at least 12 months.

   If you immediately placed your redemption proceeds in a Franklin Bank CD or a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover, or the date you redeem your money fund shares.

o Redemption proceeds from the sale of Class A shares of any of the Templeton Global Strategy Funds if you are a qualified investor.

   If you paid a CDSC when you redeemed your Class A shares from a Templeton Global Strategy Fund, a new CDSC will apply to your purchase of Fund shares and the CDSC holding period will begin again. We will, however, credit your Fund account with additional shares based on the CDSC you previously paid and the amount of the redemption proceeds that you reinvest.

   If you immediately placed your redemption proceeds in a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date they are redeemed from the money fund.

WAIVERS FOR CERTAIN INVESTORS. Class A shares also may be purchased without an initial sales charge or CDSC by various individuals and institutions due to anticipated economies in sales efforts and expenses, including:

o Trust companies and bank trust departments investing assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We may accept orders for these accounts by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

o Any state or local government or any instrumentality, department, authority or agency thereof that has determined the Fund is a legally permissible investment and that can only buy Fund shares without paying sales charges. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you and the effect, if any, of payments by the Fund on arbitrage rebate calculations.

o Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs

o Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with Distributors

o Registered securities dealers and their affiliates, for their investment accounts only

o Current employees of securities dealers and their affiliates and their family members, as allowed by the internal policies of their employer

o Officers, trustees, directors and full-time employees of Franklin Templeton Investments, and their family members, consistent with our then-current policies

o Any investor who is currently a Class Z shareholder of Franklin Mutual Series Fund Inc. (Mutual Series), or who is a former Mutual Series Class Z shareholder who had an account in any Mutual Series fund on October 31, 1996, or who sold his or her shares of Mutual Series Class Z within the past 365 days

o Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

o  Accounts managed by Franklin Templeton Investments

o Certain unit investment trusts and their holders reinvesting distributions from the trusts

In addition, Class C shares may be purchased without an initial sales charge by any investor who buys Class C shares through an omnibus account with Merrill Lynch Pierce Fenner & Smith, Inc. A CDSC may apply, however, if the shares are sold within 18 months of purchase.

DEALER COMPENSATION Securities dealers may at times receive the entire sales charge. A securities dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the dealer compensation table in the Funds' prospectus.


Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more: 0.75% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million.




In addition to the payments above, Distributors and/or its affiliates may provide financial support to securities dealers that sell shares of Franklin Templeton Investments. This support is based primarily on the amount of sales of fund shares and/or total assets with Franklin Templeton Investments. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in Franklin Templeton Investments; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to Franklin Templeton Investments. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain securities dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.


CONTINGENT DEFERRED SALES CHARGE (CDSC) If you invest $1 million or more in Class A shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 18 months of purchase effective February 1, 2002. For purchases made prior to February 1, 2002, a CDSC of 1% may apply to shares redeemed within 12 months of purchase. For Class C shares, a CDSC may apply if you sell your shares within 18 months of purchase. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less.


For Class B shares, there is a CDSC if you sell your shares within six years, as described in the table below. The charge is based on the value of the shares sold or the net asset value at the time of purchase, whichever is less.

IF YOU SELL YOUR CLASS B SHARES                   THIS % IS DEDUCTED FROM
WITHIN THIS MANY YEARS AFTER BUYING THEM          YOUR PROCEEDS A CDSC
-------------------------------------------------------------------------------
1 Year                                                      4
2 Years                                                     4
3 Years                                                     3
4 Years                                                     3
5 Years                                                     2
6 Years                                                     1
7 Years                                                     0



CDSC WAIVERS. The CDSC for any share class generally will be waived for:

o  Account fees

o Redemptions of Class A shares by investors who purchased $1 million or more without an initial sales charge if the securities dealer of record waived its commission in connection with the purchase

o Redemptions by a Fund when an account falls below the minimum required account size

o  Redemptions following the death of the shareholder or beneficial owner

o  Redemptions through a systematic withdrawal plan set up before February
   1, 1995

o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's net asset value depending on the frequency of your plan

EXCHANGE PRIVILEGE If you request the exchange of the total value of your account, accrued but unpaid income dividends and capital gain distributions will be reinvested in the Fund at net asset value on the date of the exchange, and then the entire share balance will be exchanged into the new fund. Backup withholding and information reporting may apply.

If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is each Fund's general policy to initially invest this money in short-term, tax-exempt municipal securities, unless it is believed that attractive investment opportunities consistent with the Fund's investment goals exist immediately. This money will then be withdrawn from the short-term, tax-exempt municipal securities and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company generally are not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan also may be subject to a CDSC.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. A Fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

REDEMPTIONS IN KIND Each Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Funds do not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

SHARE CERTIFICATES We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

GENERAL INFORMATION If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Funds nor their affiliates will be liable for any loss caused by your failure to cash such checks. The Funds are not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

Sending redemption proceeds by wire or electronic funds transfer (ACH) is a special service that we make available whenever possible. By offering this service to you, the Funds are not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Funds nor their agents shall be liable to you or any other person if, for any reason, a redemption request by wire or ACH is not processed as described in the prospectus.

Franklin Templeton Investor Services, LLC (Investor Services) may pay certain financial institutions that maintain omnibus accounts with the Funds on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions also may charge a fee for their services directly to their clients.

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with a Fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the Fund at a later date. These sub-accounts may be registered either by name or number. Each Fund's investment minimums apply to each sub-account. Each Fund will send confirmation and account statements for the sub-accounts to the institution.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the Fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents. Any loss to you resulting from your dealer's failure to transmit your redemption order to the Fund in a timely fashion must be settled between you and your securities dealer.

Certain shareholder servicing agents may be authorized to accept your transaction request.

For institutional accounts, there may be additional methods of buying or selling Fund shares than those described in this SAI or in the prospectus.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES
-------------------------------------------------------------------------------

When you buy shares, you pay the offering price. The offering price is the net asset value (NAV) per share plus any applicable sales charge, calculated to two decimal places using standard rounding criteria. When you sell shares, you receive the NAV minus any applicable CDSC.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

Each Fund calculates the NAV per share of each class each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). The Funds do not calculate the NAV on days the New York Stock Exchange
(NYSE) is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, each Fund values cash and receivables at their realizable amounts, and records interest as accrued. Each Fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, each Fund values them according to the broadest and most representative market as determined by the manager. Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. In the absence of a sale or reported bid and ask prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of municipal securities.

Generally, trading in U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the board. With the approval of the board, each Fund may use a pricing service, bank or securities dealer to perform any of the above described functions.

THE UNDERWRITER
-------------------------------------------------------------------------------

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of each Fund's shares. Distributors is located at One Franklin Parkway, San Mateo, CA 94403-1906.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. Each Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.


The table below shows the aggregate underwriting commissions Distributors received in connection with the offering of the Funds' shares, the net underwriting discounts and commissions Distributors retained after allowances to dealers, and the amounts Distributors received in connection with redemptions or repurchases of shares for the last three fiscal years ended February 28, 2002, February 28, 2001, and February 29, 2000:


                                                                  AMOUNT
                                                               RECEIVED IN
                                                             WITH CONNECTION
                               TOTAL         AMOUNT           REDEMPTIONS
                           COMMISSIONS     RETAINED BY            AND
                             RECEIVED      DISTRIBUTORS       REPURCHASES
                               ($)              ($)               ($)
 -------------------------------------------------------------------------------
 2002
 Alabama Fund                498,931           31,160             6,171
 Florida Fund              3,371,473          220,950            67,102
 Georgia Fund                544,021           30,725             5,319
 Kentucky Fund               540,764           37,281                69
 Louisiana Fund              671,421           43,107             7,680
 Maryland Fund             1,362,750           86,681            24,275
 Missouri Fund             1,787,394          114,718             5,332
 North Carolina Fund       1,539,046           91,436            19,713
 Texas Fund                  212,937           14,544             3,929
 Virginia Fund             1,553,152          102,567             4,807

 2001
 Alabama Fund                350,588           21,669             4,867
 Florida Fund              2,097,369          147,119            31,927
 Georgia Fund                306,936           19,432             4,762
 Kentucky Fund               322,976           22,573               -
 Louisiana Fund              321,129           21,693            14,490
 Maryland Fund               658,972           39,434            10,730
 Missouri Fund               890,302           56,993             8,587
 North Carolina Fund         835,710           51,163            15,672
 Texas Fund                  101,597            6,830             1,392
 Virginia Fund               860,071           56,442            17,470

 2000
 Alabama Fund                624,909           39,449             9,329
 Florida Fund              3,006,465          185,581           111,775
 Georgia Fund                511,135           31,316            17,239
 Kentucky Fund               371,403           24,773               -
 Louisiana Fund              548,792           34,132            41,092
 Maryland Fund               864,012           52,768            19,255
 Missouri Fund             1,430,784           90,808            30,196
 North Carolina Fund       1,125,627           66,963            40,672
 Texas Fund                  133,956            7,798             6,270
 Virginia Fund             1,130,274           73,691             42,643


Distributors may be entitled to payments from the Funds under the Rule 12b-1 plans, as discussed below. Except as noted, Distributors received no other compensation from the Funds for acting as underwriter.

DISTRIBUTION AND SERVICE (12B-1) FEES The board has adopted a separate plan pursuant to Rule 12b-1 for each class. Although the plans differ in some ways for each class, each plan is designed to benefit the Fund and its shareholders. The plans are expected to, among other things, increase advertising of the Fund, encourage sales of the Fund and service to its shareholders, and increase or maintain assets of the Fund so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the Fund is useful in managing the Fund because the manager has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

Under each plan, the Fund pays Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates and who provide service or account maintenance to shareholders (service fees); the expenses of printing prospectuses and reports used for sales purposes, and of preparing and distributing sales literature and advertisements; and a prorated portion of Distributors' overhead expenses related to these activities. Together, these expenses, including the service fees, are "eligible expenses." The 12b-1 fees charged to each class are based only on the fees attributable to that particular class.

THE CLASS A PLAN. Each Fund may pay up to 0.10% per year of Class A's average daily net assets.


In implementing the Class A plan, the board has determined that the annual fees payable under the plan will be equal to the sum of: (i) the amount obtained by multiplying 0.10% by the average daily net assets represented by the fund's Class A shares that were acquired by investors on or after May 1, 1994, the effective date of the plan (new assets), and (ii) the amount obtained by multiplying 0.05% by the average daily net assets represented by the fund's Class A shares that were acquired before May 1, 1994 (old assets). These fees will be paid to the current securities dealer of record on the account. In addition, until such time as the maximum payment of 0.10% is reached on a yearly basis, up to an additional 0.02% will be paid to Distributors under the plan. When the fund reaches $4 billion in assets, the amount to be paid to Distributors will be reduced from 0.02% to 0.01%. The payments made to Distributors will be used by Distributors to defray other marketing expenses that have been incurred in accordance with the plan, such as advertising.

The fee is a Class A expense. This means that all Class A shareholders, regardless of when they purchased their shares, will bear Rule 12b-1 expenses at the same rate. The initial rate will be at least 0.07% (0.05% plus 0.02%) of the average daily net assets of Class A and, as Class A shares are sold on or after May 1, 1994, will increase over time. Thus, as the proportion of Class A shares purchased on or after May 1, 1994, increases in relation to outstanding Class A shares, the expenses attributable to payments under the plan also will increase (but will not exceed 0.10% of average daily net assets). While this is the currently anticipated calculation for fees payable under the Class A plan, the plan permits the board to allow the fund to pay a full 0.10% on all assets at any time. The approval of the board would be required to change the calculation of the payments to be made under the Class A plan.


The Class A plan is a reimbursement plan. It allows the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plan. Any unreimbursed expenses from one year may not be carried over to or reimbursed in later years.


For the fiscal year ended February 28, 2002, the amounts paid by the Funds pursuant to the Class A plan were:



                         ALABAMA    FLORIDA    GEORGIA   KENTUCKY   LOUISIANA
                          FUND       FUND        FUND      FUND       FUND
                          ($)         ($)         ($)      ($)         ($)
--------------------------------------------------------------------------------
Advertising               12,780      98,387      9,429     2,787      8,621
Printing and mailing
 prospectuses other
 than to current
 shareholders              2,263      15,349      1,639       350      1,348
Payments to
 underwriters              4,757      36,511      5,770     2,783      4,826
Payments to
 broker-dealers          173,814   1,277,714    132,947    74,134    131,246
Other                     18,428     133,955     16,211     4,760     13,723
                         ----------------------------------------------------
Total                    212,042   1,561,916    165,996    84,814    159,764
                         ====================================================


                                                NORTH
                         MARYLAND   MISSOURI   CAROLINA     TEXAS    VIRGINIA
                           FUND      FUND        FUND       FUND      FUND
                           ($)       ($)         ($)        ($)       ($)
-----------------------------------------------------------------------------
Advertising               12,454      20,431     20,336     7,866     22,985
Printing and mailing
 prospectuses other
 than to current
 shareholders              1,765       3,582      2,736     1,016      3,240
Payments to
 underwriters              7,895       9,812     10,532     2,837     10,655
Payments to
 broker-dealers          222,335     332,376    298,483    71,956    305,986
Other                     18,037      28,499     30,085     8,629     31,110
                         -----------------------------------------------------
Total                    262,486     394,700    362,172    92,304    373,976
                         ====================================================


THE CLASS B AND C PLANS. Each Fund pays Distributors up to 0.65% per year of Class B and Class C's average daily net assets, out of which 0.15% may be paid for services to the shareholders(service fees). The Class B and C plans also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class B and C shares. Class B plan fees payable to Distributors are used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commissions to securities dealers. Resources owns a minority interest in one of the third party financing entities.


The Class B and C plans are compensation plans. They allow each Fund to pay a fee to Distributors that may be more than the eligible expenses Distributors has incurred at the time of the payment. Distributors must, however, demonstrate to the board that it has spent or has near-term plans to spend the amount received on eligible expenses. Each Fund will not pay more than the maximum amount allowed under the plans.


For the fiscal year ended February 28, 2002, the amounts paid by the Funds pursuant to the Class B plan were:



                         FLORIDA
                           FUND
                            ($)
---------------------------------------------

Advertising                  2,257
Printing and mailing
 prospectuses other
 than to current
 shareholders                   51
Payments to
 underwriters                1,931
Payments to
 broker-dealers            103,008
Other                        2,694
                         ----------
Total                      109,941
                         ==========


For the fiscal year ended February 28, 2002, the amounts paid by the Funds pursuant to the Class C plan were:


                       ALABAMA    FLORIDA    GEORGIA   KENTUCKY   LOUISIANA
                        FUND       FUND        FUND      FUND       FUND
                        ($)         ($)         ($)      ($)         ($)
--------------------------------------------------------------------------------
Advertising                  1,450     8,245       2,326      -         1,396
Printing and mailing
 prospectuses other
 than to current
 shareholders                  118       737         180      -           159
Payments to
 underwriters                  747     4,644       2,051      -         1,034
Payments to
 broker-dealers             97,030   500,763     121,136      -        88,524
Other                        1,645    10,043       3,822      -         2,183
                         ------------------------------------------------------
Total                      100,990   524,432     129,515      -        93,296
                         ======================================================


                                                  NORTH
                         MARYLAND    MISSOURI    CAROLINA    TEXAS    VIRGINIA
                           FUND       FUND        FUND       FUND      FUND
                            ($)        ($)         ($)       ($)       ($)
-----------------------------------------------------------------------------

Advertising                  3,706     3,734       4,848       283      3,261
Printing and mailing
 prospectuses other
 than to current
 shareholders                  279       411         563        39        289
Payments to
 underwriters                2,766     2,821       4,436     1,945      2,400
Payments to
 broker-dealers            160,801   205,809     297,122    26,427    177,555
Other                        5,169     5,181       7,763       405      4,637
                         ------------------------------------------------------
Total                      172,721   217,956     314,732    29,099    188,142
                         ======================================================

THE CLASS A, B AND C PLANS. In addition to the payments that Distributors or others are entitled to under each plan, each plan also provides that to the extent the Fund, the manager or Distributors or other parties on behalf of the Fund, the manager or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the Investment Company Act of 1940, as amended, then such payments shall be deemed to have been made pursuant to the plan.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks may not participate in the plans because of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banks, however, are allowed to receive fees under the plans for administrative servicing or for agency transactions.

Distributors must provide written reports to the board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, and furnish the board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plans should be continued.

Each plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of each plan also are consistent with Rule 12b-1.

PERFORMANCE
-------------------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return before taxes, average annual total return after taxes on distributions, and average annual total return after taxes on distributions and sale of sharesand current yield quotations used by the Funds are based on the standardized methods of computing performance mandated by the SEC. Unless otherwise noted, performance figures reflect Rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the Funds to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.


AVERAGE ANNUAL TOTAL RETURN BEFORE TAXES Average annual total return before taxes is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

When considering the average annual total return before taxes quotations for Class A and C shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in a Fund. The average annual total returns before taxes for the indicated periods ended February 28, 2002, were:


                          INCEPTION      1 YEAR    5 YEARS     10 YEARS
                             DATE          (%)        (%)          (%)
-------------------------------------------------------------------------------
CLASS A
Alabama Fund            09/01/87          1.98        3.90       5.59
Florida Fund            09/01/87          2.30        4.80       6.01
Georgia Fund            09/01/87          1.65        4.42       5.74
Kentucky Fund           10/12/91          1.57        4.65       6.08
Louisiana Fund          09/01/87          2.17        4.66       5.75
Maryland Fund           10/03/88          1.95        4.74       6.00
Missouri Fund           09/01/87          2.60        4.82       6.07
North Carolina Fund     09/01/87          2.22        4.75       5.83
Texas Fund              09/01/87         -0.12        3.44       5.26
Virginia Fund           09/01/87          1.22        4.37       5.76

                                                    SINCE
                                         1 YEAR    INCEPTION
                                           (%)       (%)
-------------------------------------------------------------------------------
CLASS B
Alabama Fund                               -           -
Florida Fund            02/01/00          2.38        7.76
Georgia Fund                               -           -
Kentucky Fund                              -           -
Louisiana Fund                             -           -
Maryland Fund                              -           -
Missouri Fund                              -           -
North Carolina Fund                        -           -
Texas Fund                                 -           -
Virginia Fund                              -           -

                                                               SINCE
                                         1 YEAR    5 YEARS     INCEPTION
                                           (%)       (%)          (%)
-------------------------------------------------------------------------------
CLASS C
Alabama Fund            05/01/95          3.93        4.03       4.89
Florida Fund            05/01/95          4.19        4.93       5.48
Georgia Fund            05/01/95          3.47        4.55       5.13
Kentucky Fund                               -           -          -
Louisiana Fund          05/01/95          4.17        4.82       5.43
Maryland Fund           05/01/95          3.79        4.87       5.58
Missouri Fund           05/01/95          4.54        5.00       5.55
North Carolina Fund     05/01/95          4.03        4.88       5.41
Texas Fund              05/01/95          1.72        3.56       4.61
Virginia Fund           05/01/95          3.21        4.53       5.17

The following SEC formula was used to calculate these figures:

                                        n
                                  P(1+T) = ERV

where:

P    =     a hypothetical initial payment of $1,000
T    =     average annual total return
n    =     number of years
ERV  =     ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period


AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

The Funds' sales literature and advertising commonly refer to this calculation as the Funds' after-tax average annual total return (pre-liquidation). When considering the average annual total return after taxes on distributions quotations for Class A and C shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in a Fund. The average annual total returns after taxes on distributions for the indicated periods ended February 28, 2002, were:


                          INCEPTION      1 YEAR    5 YEARS     10 YEARS
                             DATE          (%)        (%)          (%)
-------------------------------------------------------------------------------
CLASS A
Alabama Fund            09/01/87          1.98        3.85       5.56
Florida Fund            09/01/87          2.31        4.80       6.01
Georgia Fund            09/01/87          1.65        4.40       5.73
Kentucky Fund           10/12/91          1.57        4.65       6.08
Louisiana Fund          09/01/87          2.17        4.66       5.75
Maryland Fund           10/03/88          1.95        4.71       5.99
Missouri Fund           09/01/87          2.60        4.79       6.05
North Carolina Fund     09/01/87          2.22        4.75       5.83
Texas Fund              09/01/87         -0.12        3.33       5.16
Virginia Fund           09/01/87          1.22        4.33       5.73


                                                     SINCE
                                        1 YEAR     INCEPTION
                                         (%)          (%)
-------------------------------------------------------------------------------
CLASS B
Alabama Fund                               -           -
Florida Fund            02/01/00          2.38        7.76
Georgia Fund                               -           -
Kentucky Fund                              -           -
Louisiana Fund                             -           -
Maryland Fund                              -           -
Missouri Fund                              -           -
North Carolina Fund                        -           -
Texas Fund                                 -           -
Virginia Fund                              -           -
                                                                 SINCE
                                        1 YEAR     5 YEARS     INCEPTION
                                          (%)        (%)         (%)
-------------------------------------------------------------------------------
CLASS C
Alabama Fund            05/01/95          3.93        3.97       4.85
Florida Fund            05/01/95          4.19        4.93       5.48
Georgia Fund            05/01/95          3.47        4.53       5.12
Kentucky Fund                               -           -         -
Louisiana Fund          05/01/95          4.17        4.82       5.43
Maryland Fund           05/01/95          3.80        4.84       5.56
Missouri Fund           05/01/95          4.54        4.97       5.51
North Carolina Fund     05/01/95          4.04        4.88       5.41
Texas Fund              05/01/95          1.72        3.45       4.46
Virginia Fund           05/01/95          3.21        4.49       5.14

The following SEC formula was used to calculate these figures:

                                        n
                                 P(1+T) = ATVD

where:

P    =    a hypothetical initial payment of $1,000
T    =    average annual total return (after taxes on distributions)
n    =    number of years
ATV  =    ending value of a hypothetical $1,000 payment made at the beginning
   D of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption.

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES Average annual total return after taxes on distributions and sale of fund shares is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of fund shares. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of fund shares. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

The Funds' sales literature and advertising commonly refer to this calculation as the Funds' after-tax average annual total return (post-liquidation). When considering the average annual total return after taxes on distributions quotations for Class A and C shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in a Fund. The average annual total returns after taxes on distributions and redemption for the indicated periods ended February 28, 2002, were:

                          INCEPTION      1 YEAR    5 YEARS     10 YEARS
                             DATE          (%)        (%)          (%)
-------------------------------------------------------------------------------
CLASS A
Alabama Fund             09/01/87         3.14       4.15       5.60
Florida Fund             09/01/87         3.38       4.89       5.97
Georgia Fund             09/01/87         2.87       4.54       5.70
Kentucky Fund            10/12/91         2.87       4.76       6.02
Louisiana Fund           09/01/87         3.24       4.77       5.74
Maryland Fund            10/03/88         3.05       4.78       5.92
Missouri Fund            09/01/87         3.49       4.87       5.98
North Carolina Fund      09/01/87         3.27       4.81       5.77
Texas Fund               09/01/87         1.88       3.78       5.33
Virginia Fund            09/01/87         2.64       4.51       5.72

                                                     SINCE
                                         1 YEAR    INCEPTION
                                           (%)       (%)
-------------------------------------------------------------------------------
CLASS B
Alabama Fund                               -          -
Florida Fund             02/01/00         3.27       7.23
Georgia Fund                               -          -
Kentucky Fund                              -          -
Louisiana Fund                             -          -
Maryland Fund                              -          -
Missouri Fund                              -          -
North Carolina Fund                        -          -
Texas Fund                                 -          -
Virginia Fund                              -          -
                                                                 SINCE
                                         1 YEAR    5 YEARS     INCEPTION
                                           (%)       (%)         (%)
-------------------------------------------------------------------------------
CLASS C
Alabama Fund             05/01/95         4.16       4.15       4.90
Florida Fund             05/01/95         4.36       4.91       5.39
Georgia Fund             05/01/95         3.81       4.55       5.06
Kentucky Fund                              -          -          -
Louisiana Fund           05/01/95         4.30       4.81       5.35
Maryland Fund            05/01/95         4.00       4.80       5.42
Missouri Fund            05/01/95         4.52       4.93       5.41
North Carolina Fund      05/01/95         4.21       4.83       5.29
Texas Fund               05/01/95         2.82       3.78       4.65
Virginia Fund            05/01/95         3.68       4.54       5.11

The following SEC formula was used to calculate these figures:

                                        n
                                  P(1+T) = ATV
                                              DR

where:

P    =   a hypothetical initial payment of $1,000
T    =   average annual total return (after taxes on
         distributions and redemptions)
n    =   number of years
ATV  =   ending value of a hypothetical $1,000 payment made at the beginning
   DR of each period at the end of each period, after taxes on fund distributions and redemption.

CUMULATIVE TOTAL RETURN Like average annual total return, cumulative total return assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, income dividends and capital gain distributions are reinvested at net asset value, the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated above. The cumulative total returns for the indicated periods ended February 28, 2002, were:


                          INCEPTION      1 YEAR    5 YEARS     10 YEARS
                             DATE          (%)        (%)          (%)
-------------------------------------------------------------------------------
CLASS A
Alabama Fund             09/01/87         1.98      21.10        72.21
Florida Fund             09/01/87         2.30      26.42        79.22
Georgia Fund             09/01/87         1.65      24.16        74.70
Kentucky Fund            10/12/91         1.57      25.49        80.47
Louisiana Fund           09/01/87         2.17      25.56        74.94
Maryland Fund            10/03/88         1.95      26.04        79.12
Missouri Fund            09/01/87         2.60      26.55        80.29
North Carolina Fund      09/01/87         2.22      26.11        76.27
Texas Fund               09/01/87        -0.12      18.45        67.02
Virginia Fund            09/01/87         1.22      23.85        75.00

                                                     SINCE
                                         1 YEAR    INCEPTION
                                           (%)       (%)
-------------------------------------------------------------------------------
CLASS B
Alabama Fund                               -         -
Florida Fund             02/01/00         2.38      16.80
Georgia Fund                               -         -
Kentucky Fund                              -         -
Louisiana Fund                             -         -
Maryland Fund                              -         -
Missouri Fund                              -         -
North Carolina Fund                        -         -
Texas Fund                                 -         -
Virginia Fund                              -         -

                                                                 SINCE
                                         1 YEAR    5 YEAR      INCEPTION
                                           (%)       (%)          (%)
-------------------------------------------------------------------------------
CLASS C
Alabama Fund             05/01/95         3.93      21.82        38.60
Florida Fund             05/01/95         4.19      27.23        43.97
Georgia Fund             05/01/95         3.47      24.92        40.79
Kentucky Fund                              -         -            -
Louisiana Fund           05/01/95         4.17      26.55        43.52
Maryland Fund            05/01/95         3.79      26.85        44.88
Missouri Fund            05/01/95         4.54      27.61        44.61
North Carolina Fund      05/01/95         4.03      26.91        43.34
Texas Fund               05/01/95         1.72      19.14        36.10
Virginia Fund            05/01/95         3.21      24.80        41.16

CURRENT YIELD Current yield shows the income per share earned by a Fund. It is calculated by dividing the net investment income per share earned during a 30-day base period by the applicable maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders of the class during the base period. The yields for the 30-day period ended February 28, 2002, were:


                             CLASS A       CLASS B       CLASS C
                               (%)           (%)           (%)
-------------------------------------------------------------------------------
Alabama Fund                  4.15            -           3.77
Florida Fund                  3.99          3.65          3.59
Georgia Fund                  4.04            -           3.63
Kentucky Fund                 4.22            -             -
Louisiana Fund                4.19            -           3.79
Maryland Fund                 3.85            -           3.45
Missouri Fund                 4.00            -           3.60
North Carolina Fund           4.05            -           3.67
Texas Fund                    4.36            -           3.98
Virginia Fund                 4.06            -           3.66

The following SEC formula was used to calculate these figures:

                                               6
                           Yield = 2 [(A-B + 1) - 1]
                                       ---
                                       cd

where:

a =    interest earned during the period
b =    expenses accrued for the period (net of reimbursements)
c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d =    the maximum offering price per share on the last day of the period


TAXABLE-EQUIVALENT YIELD Each Fund also may quote a taxable-equivalent yield that shows the before-tax yield that would have to be earned from a taxable investment to equal the yield. Taxable-equivalent yield is computed by dividing the portion of the yield that is tax-exempt by one minus the highest applicable combined federal and state income tax rate and adding the product to the portion of the yield that is not tax-exempt, if any. The taxable-equivalent yields for the 30-day period ended February 28, 2002, were:


                            CLASS A       CLASS B       CLASS C
                               (%)           (%)           (%)
-------------------------------------------------------------------------------
Alabama Fund                  7.11            -           6.46
Florida Fund                  6.50           5.94         5.85
Georgia Fund                  7.00            -           6.29
Kentucky Fund                 7.31            -            -
Louisiana Fund                7.26            -           6.57
Maryland Fund                 6.81            -           6.10
Missouri Fund                 6.93            -           6.24
North Carolina Fund           7.19            -           6.52
Texas Fund                    7.10            -           6.48
Virginia Fund                 7.02            -           6.32


As of February 28, 2002, the combined federal and state income tax rates upon which the taxable-equivalent yield quotations were based were as follows:


                                COMBINED RATE (%)
-------------------------------------------------------
Alabama Fund                       41.67
Florida Fund                       38.60
Georgia Fund                       42.28
Kentucky Fund                      42.28
Louisiana Fund                     42.28
Maryland Fund                      43.44
Missouri Fund                      42.28
North Carolina Fund                43.67
Texas Fund                         38.60
Virginia Fund                      42.13

From time to time, as any changes to the rates become effective, taxable-equivalent yield quotations advertised by the Funds will be updated to reflect these changes. The Funds expect updates may be necessary as tax rates are changed by federal and state governments. The advantage of tax-free investments, like the Funds, will be enhanced by any tax rate increases. Therefore, the details of specific tax increases may be used in sales material for the Funds.


CURRENT DISTRIBUTION RATE Current yield and taxable-equivalent yield, which are calculated according to a formula prescribed by the SEC, are not indicative of the amounts that were or will be paid to shareholders. Amounts paid to shareholders are reflected in the quoted current distribution rate or taxable-equivalent distribution rate. The current distribution rate is usually computed by annualizing the dividends paid per share by a class during a certain period and dividing that amount by the current maximum offering price. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than interest, if any, and is calculated over a different period of time. The current distribution rates for the 30-day period ended February 28, 2002, were:


                             CLASS A       CLASS B       CLASS C
                               (%)           (%)           (%)
-------------------------------------------------------------------------------
Alabama Fund                  4.69            -           4.27
Florida Fund                  4.74           4.34         4.31
Georgia Fund                  4.55            -           4.13
Kentucky Fund                 4.54            -            -
Louisiana Fund                4.64            -           4.21
Maryland Fund                 4.51            -           4.06
Missouri Fund                 4.64            -           4.21
North Carolina Fund           4.54            -           4.12
Texas Fund                    4.70            -           4.25
Virginia Fund                 4.55            -           4.12


A taxable-equivalent distribution rate shows the taxable distribution rate equivalent to the current distribution rate. The advertised taxable-equivalent distribution rate will reflect the most current federal and state tax rates available to the Fund. The taxable-equivalent distribution rates for the 30-day period ended February 28, 2002, were:


                            CLASS A       CLASS B       CLASS C
                               (%)           (%)           (%)
-------------------------------------------------------------------------------
Alabama Fund                  8.04           -            7.32
Florida Fund                  7.72          7.07          7.02
Georgia Fund                  7.88           -            7.16
Kentucky Fund                 7.87           -             -
Louisiana Fund                8.04           -            7.29
Maryland Fund                 7.97           -            7.18
Missouri Fund                 8.04           -            7.29
North Carolina Fund           8.06           -            7.31
Texas Fund                    7.65           -            6.92
Virginia Fund                 7.86           -            7.12

VOLATILITY Occasionally statistics may be used to show a Fund's volatility or risk. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS Each Fund also may quote the performance of shares without a sales charge. Sales literature and advertising may quote a cumulative total return, average annual total return and other measures of performance with the substitution of net asset value for the public offering price.

Each Fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to Franklin Templeton Investments. Resources is the parent company of the advisors and underwriter of Franklin Templeton funds.

COMPARISONS To help you better evaluate how an investment in a Fund may satisfy your investment goal, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials also may compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

o Salomon Smith Barney Broad Bond Index or its component indices - measures yield, price and total return for Treasury, agency, corporate and mortgage bonds.

o Lehman Brothers Aggregate Bond Index or its component indices - measures yield, price and total return for Treasury, agency, corporate, mortgage and Yankee bonds.

o Lehman Brothers Municipal Bond Index or its component indices - measures yield, price and total return for the municipal bond market.

o Bond Buyer 20 Index - an index of municipal bond yields based upon yields of 20 general obligation bonds maturing in 20 years.

o Bond Buyer 40 Index - an index composed of the yield to maturity of 40 bonds. The index attempts to track the new-issue market as closely as possible, so it changes bonds twice a month, adding all new bonds that meet certain requirements and deleting an equivalent number according to their secondary market trading activity. As a result, the average par call date, average maturity date, and average coupon rate can and have changed over time. The average maturity generally has been about 29-30 years.

o Financial publications: THE WALL STREET JOURNAL, and BUSINESS WEEK, FINANCIAL WORLD, FORBES, FORTUNE, and MONEY magazines - provide performance statistics over specified time periods.

o Salomon Smith Barney Composite High Yield Index or its component indices - measures yield, price and total return for the Long-Term High-Yield Index, Intermediate-Term High-Yield Index, and Long-Term Utility High-Yield Index.


o Historical data supplied by the research departments of CS First Boston Corporation, JPMorgan Chase Bank, Salomon Smith Barney Inc., Merrill Lynch, and Lehman Brothers(R).
o Morningstar(R) - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.
o Lipper, Inc.- Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

From time to time, advertisements or information for each Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or sales material issued by each Fund also may discuss or be based upon information in a recent issue of the Special Report on Tax Freedom Day published by the Tax Foundation, a Washington, D.C. based nonprofit research and public education organization. The report illustrates, among other things, the annual amount of time the average taxpayer works to satisfy his or her tax obligations to the federal, state and local taxing authorities.

Advertisements or information also may compare each Fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in a Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to any Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by a Fund to calculate its figures. In addition, there can be no assurance that a Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION
-------------------------------------------------------------------------------

The Funds may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Funds cannot guarantee that these goals will be met.


The Funds are members of Franklin Templeton Investments, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services approximately 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Together, Franklin Templeton Investments has over $275 billion in assets under management for more than 5 million U.S. based mutual fund shareholder and other accounts. Franklin Templeton Investments offers 106 U.S. based open-end investment companies to the public. Each Fund may identify itself by its Nasdaq symbol or CUSIP number.

Franklin is a leader in the tax-free mutual fund industry and manages more than $48 billion in municipal security assets for over three quarters of a million investors.

Under current tax laws, municipal securities remain one of the few investments offering the potential for tax-free income. In 2002, taxes could cost $44 on every $100 earned from a fully taxable investment (based on the combination of the new 38.6% federal tax rate and the highest state tax rate of 5.7% (after the federal tax deduction)). Franklin tax-free funds, however, offer tax relief through a professionally managed portfolio of tax-free securities selected based on their yield, quality and maturity. An investment in a Franklin tax-free fund can provide you with the potential to earn income free of federal taxes and, depending on the fund, state and local taxes as well, while supporting state and local public projects. Franklin tax-free funds also may provide tax-free compounding, when dividends are reinvested. An investment in Franklin's tax-free funds can grow more rapidly than similar taxable investments.


Municipal securities are generally considered to be creditworthy, second in quality only to securities issued or guaranteed by the U.S. government and its agencies. The market price of municipal securities, however, may fluctuate. This fluctuation will have a direct impact on the net asset value of the Fund's shares.

Currently, there are more mutual funds than there are stocks listed on the New York Stock Exchange. While many of them have similar investment goals, no two are exactly alike. Shares of the Funds are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.

DESCRIPTION OF RATINGS
-------------------------------------------------------------------------------


MUNICIPAL BOND RATINGS

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

INVESTMENT GRADE

Aaa: Municipal bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Municipal bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Municipal bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BELOW INVESTMENT GRADE

Ba: Municipal bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Municipal bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Municipal bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Municipal bonds rated Ca represent obligations that are speculative to a high degree. These issues are often in default or have other marked shortcomings.

C: Municipal bonds rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con.(-): Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon the completion of construction or the elimination of the basis of the condition.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa in its municipal bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP (S&P(R))

INVESTMENT GRADE

AAA: Municipal bonds rated AAA are the highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market, they move with interest rates and, hence, provide the maximum safety on all counts.

AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but also, to some extent, economic conditions.

BBB: Municipal bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BELOW INVESTMENT GRADE

BB, B, CCC, CC: Municipal bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: This rating is reserved for income bonds on which no interest is being paid.

D: Debt rated "D" is in default and payment of interest and/or repayment of principal is in arrears.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH INVESTORS SERVICE, INC. (FITCH)

INVESTMENT GRADE

AAA: Municipal bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal that is unlikely to be affected by reasonably foreseeable events.

AA: Municipal bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA and not significantly vulnerable to foreseeable future developments.

A: Municipal bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Municipal bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BELOW INVESTMENT GRADE

BB: Municipal bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. Business and financial alternatives can be identified, however, that could assist the obligor in satisfying its debt service requirements.

B: Municipal bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Municipal bonds rated CCC have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Municipal bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Municipal bonds rated C are in imminent default in the payment of interest or principal.

DDD, DD and D: Municipal bonds rated DDD, DD and D are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery while D represents the lowest potential for recovery.

Plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus or minus signs are not used with the AAA, DDD, DD or D categories.

MUNICIPAL NOTE RATINGS

MOODY'S

Moody's ratings for state, municipal and other short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing; factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

MIG 1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG 2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG 4: Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

S&P

Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less, the ratings below will usually be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

SHORT-TERM DEBT & COMMERCIAL PAPER RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's commercial paper ratings, which are also applicable to municipal paper investments, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations for both short-term debt and commercial paper, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+: Exceptionally strong credit quality. Regarded as having the strongest degree of assurance for timely payment.

F-1: Very strong credit quality. Reflects an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good credit quality. A satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair credit quality. Have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-5: Weak credit quality. Have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

STATE TAX TREATMENT
-------------------------------------------------------------------------------

The following information on the state income tax treatment of dividends from the funds is based upon correspondence and sources believed to be reliable. Except where otherwise noted, the information pertains to individual state income taxation only. You may be subject to local taxes on dividends or the value of your shares. Corporations, trusts, estates and other entities may be subject to other taxes and should consult with their tax advisors or their state department of revenue. For some investors, a portion of the dividend income may be subject to the federal and/or state alternative minimum tax.


ALABAMA Under Section 40-18-14(3)f of the Alabama Code, interest on obligations of the state of Alabama and any of its counties, municipalities or other political subdivisions is exempt from personal income tax. Section 40-18-14(3)d provides similar tax-exempt treatment for interest on exempt obligations of the U.S. government or its possessions. In addition, the position of the Alabama Department of Revenue, as reflected in the instructions to Form 40, Alabama Individual Income Tax Return, is that dividends derived from interest on United States obligations and/or Alabama municipal obligations that are received from a regulated investment company, such as the Alabama Fund, are exempt from the Alabama individual income tax. Tax-exempt treatment generally is not available for distributions attributable to income earned on indirect U.S. government obligations or obligations of other states and their political subdivisions. To the extent such investments are made by the fund, distributions from those investments generally will be taxable.


Any distributions of capital gains earned by the fund are fully includable in each individual shareholder's Alabama taxable income and are currently taxed at ordinary income tax rates.

FLORIDA Although Florida does not impose a personal income tax, it does impose an intangible personal property tax on intangible property having a taxable situs in Florida. This tax is imposed on the value of certain intangible personal property, including shares of a mutual fund. However, according to Florida Statute Section 199.185, there is an exemption for shares of a mutual fund, such as the Florida Fund, that is organized as a business trust, if, on the January 1 assessment date, at least 90% of the net asset value of the portfolio of assets corresponding to such shares consists of exempt property. Exempt property includes notes, bonds and other obligations issued by the state of Florida or its municipalities, counties and other taxing districts or by the U.S. government and its agencies. If, on the date of assessment, the 90% threshold is not met, only that portion, if any, of the value of the mutual fund shares attributable to notes, bonds and obligations of the U.S. government and its agencies will be exempt.

GEORGIA Under Section 48-7-27(b)(1)(A) of the Georgia Code, interest on obligations of the state of Georgia and its political subdivisions, which is not otherwise included in federal adjusted gross income, is exempt from the state's individual income tax. Likewise, under Section 48-7-27(b)(2) interest on exempt obligations of the U.S. government, its territories and possessions (including qualifying obligations of Puerto Rico, Guam and the Virgin Islands), or of any authority, commission, or instrumentality of the U.S. government also is exempt from the state's individual income tax. According to the instructions to Georgia's personal income tax return, distributions from the Georgia Fund attributable to interest on obligations of the state of Georgia and its political subdivisions and, apparently, to interest on obligations of the U.S. government, its territories and possessions, will be excluded from the Georgia individual income tax. Tax-exempt treatment generally is not available for distributions attributable to income earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or for obligations of other states and their political subdivisions. To the extent such investments are made by a fund, such as for temporary or defensive purposes, such distributions generally will be taxable.


Any distributions of capital gains earned by the fund are fully included in each individual shareholder's Georgia taxable income and are currently taxed at ordinary income tax rates.


KENTUCKY Pursuant to Kentucky Revised Statute 141.010(10)(a) and (12)(a), interest earned on exempt obligations of the U.S. government, its agencies and instrumentalities, or its territories (including qualifying obligations of Puerto Rico, Guam and the Virgin Islands) and obligations issued by the Commonwealth of Kentucky or its political subdivisions will be exempt from Kentucky's personal income tax. Under Kentucky Income Tax Revenue Policy 42P161 (as revised December 1, 1990), dividends from regulated investment companies, such as the Kentucky Fund, which are derived from such exempt obligations, also will be exempt from state income tax. Tax-exempt treatment generally is not available for distributions attributable to income earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or for obligations of other states and their political subdivisions. To the extent such investments are made by the fund, such as for temporary or defensive purposes, such distributions generally will be taxable.

Any distributions of net short-term and net long-term capital gains earned by the fund are generally includable in each shareholder's Kentucky adjusted gross income and are taxed at ordinary income tax rates. Kentucky Revenue Circular 40C003 also states that gain from the sale of some U.S. government and Kentucky obligations may be exempt from state income tax, but the availability of the exemption depends upon the specific legislation authorizing the bonds. A specific opinion may be requested from the Kentucky Revenue Cabinet.

LOUISIANA Under Section 47:293(g)(b) of Louisiana's individual income tax law, interest earned on exempt obligations of the state of Louisiana or its political subdivisions, is exempt from the Louisiana individual income tax interest earned on obligations which Louisiana is prohibited from taxing by the constitutional laws of the United States is also exempt under Section 47:293, distributions from a regulated investment company, such as the Louisiana Fund, also will be exempt from the Louisiana individual income tax to the extent that they are derived from interest earned on such exempt obligations. Tax-exempt treatment generally is not available for distributions attributable to income earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or for obligations of other states and their political subdivisions. To the extent such investments are made by the fund, such as for temporary or defensive purposes, such distributions generally will be taxable.

Any distributions of net short-term and net long-term capital gains earned by the fund are included in each shareholder's Louisiana taxable income and are currently taxed at ordinary income tax rates.


MARYLAND Distributions from the Maryland Fund attributable to interest on obligations of the state of Maryland and its political subdivisions are excluded from Maryland's personal income tax. Under Section 10-207(c) of the Tax General Article, interest attributable to exempt obligations of the U.S. government and any authority, commission, instrumentality, possession or territory of the U.S. (including qualifying obligations of Puerto Rico, Guam and the Virgin Islands) also is exempt from Maryland's personal income tax. Under Section 10-207(c-1), this exemption is extended to distributions from a regulated investment company, such as the Maryland Fund, to the extent such distributions are paid out of interest earned on exempt obligations of the U.S. government or its agencies and possessions (including Puerto Rico, Guam and the U.S. Virgin Islands). Tax-exempt treatment generally is not available for distributions attributable to income earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or for obligations of other states and their political subdivisions. To the extent such investments are made by the fund, such as for temporary or defensive purposes, such distributions generally will be taxable.

Pursuant to Maryland Administrative Release No. 5 distributions of capital gains by the Maryland Fund that are derived from gain realized from the sale or exchange of obligations issued by the state of Maryland or its political subdivisions also may be exempt from Maryland's personal income tax. Distributions of capital gains earned by the fund on non-Maryland obligations are includable in each shareholder's Maryland adjusted gross income and are taxed at ordinary income tax rates.


MISSOURI Under Section 143.121 of the Revised Statutes of Missouri, interest earned on exempt obligations of the U.S. government, its authorities, commissions, instrumentalities, possessions or territories (including qualifying obligations of Puerto Rico, Guam and the Virgin Islands), or the state of Missouri, its political subdivisions or authorities are exempt from Missouri personal income tax. Under Missouri's income tax regulations (Title 12, Section 10-2.155), a regulated investment company such as the Missouri Fund may pass the tax-exempt character of such interest through to its shareholders. Tax-exempt treatment generally is not available for distributions attributable to income earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or for obligations of other states and their political subdivisions. To the extent such investments are made by the fund, such as for temporary or defensive purposes, such distributions generally will be taxable.

Any distributions of net short-term and net long-term capital gains earned by the fund are included in each shareholder's Missouri taxable income and are currently taxed at ordinary income tax rates.


NORTH CAROLINA Section 105-134.6(b)(1) of the North Carolina General Statutes provides that interest on exempt obligations of the U.S. government, its possessions, or its territories (including qualifying obligations of Puerto Rico, Guam and the Virgin Islands) and exempt obligations of the state of North Carolina or its political subdivisions are exempt from state income tax. Pursuant to a North Carolina Department of Revenue Information Bulletin dated January 1,2000, dividends received from a regulated investment company, such as the North Carolina Fund, are exempt from personal income tax to the extent that the distributions are derived from interest on such exempt obligations and provided that at the close of each quarter of its taxable year, at least 50 percent of the value of the assets of the regulated investment company consists of state and local bonds, the interest from which is exempt from federal income tax. Tax-exempt treatment generally is not available for distributions attributable to income earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or for obligations of other states and their political subdivisions. To the extent such investments are made by the fund, such as for temporary or defensive purposes, such distributions generally will be taxable.


Distributions of capital gains attributable from the sale of certain North Carolina obligations issued before July 1, 1995, may be exempt from taxation for the fund's shareholders. Distributions of all net short-term capital gain and net long-term capital gain earned by the fund on all other North Carolina obligations and on non-North Carolina obligations are includable in each shareholder's North Carolina taxable income and are currently taxed at ordinary income rates.

TEXAS does not presently impose any income tax on individuals, trusts, or estates.

VIRGINIA Section 58.1-322 of the Code of Virginia provides that interest and gains on obligations of the state of Virginia, its political subdivisions, and instrumentalities or direct obligations of the U.S. government or its authorities, commission, instrumentalities or territories (including Puerto Rico, Guam and the Virgin Islands) is exempt from personal income tax. Under Title 23, Virginia Administrative Code 10-110-142, distributions from a regulated investment company, such as the Virginia Fund, also will be exempt from personal income tax to the extent attributable to such exempt obligations. Tax-exempt treatment generally is not available for distributions attributable to income earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or for obligations of other states and their political subdivisions. To the extent such investments are made by the fund, such as for temporary or defensive purposes, such distributions generally will be taxable.

Distributions of net short-term and net long-term capital gains earned by the fund from taxable obligations are included in each shareholder's Virginia taxable income and are currently taxed at ordinary income tax rates.


                                                                 TFT2 07/02




















Prospectus

FRANKLIN
TAX-FREE
TRUST

INVESTMENT STRATEGY

TAX-FREE INCOME

FRANKLIN ARIZONA TAX-FREE INCOME FUND
FRANKLIN COLORADO TAX-FREE INCOME FUND
FRANKLIN CONNECTICUT TAX-FREE INCOME FUND

FRANKLIN DOUBLE TAX-FREE INCOME FUND
(FORMERLY FRANKLIN PUERTO RICO TAX-FREE INCOME FUND)
FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

RANKLIN HIGH YIELD TAX-FREE INCOME FUND
FRANKLIN NEW JERSEY TAX-FREE INCOME FUND
FRANKLIN OREGON TAX-FREE INCOME FUND
FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND


JULY 1, 2002












[Insert Franklin Templeton Investments logo]



The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

THE FUNDS

[Begin callout]
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

2.....Goals and Strategies

5.....Main Risks


8.....Performance


18....Fees and Expenses

24....Management

26....Distributions and Taxes

28....Financial Highlights

YOUR ACCOUNT

[Begin callout]
INFORMATION ABOUT SALES CHARGES, ACCOUNT TRANSACTIONS AND SERVICES
[End callout]

41....Choosing a Share Class

45....Buying Shares

48....Investor Services

52....Selling Shares

54....Account Policies


59....Questions


FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT EACH FUND
[End callout]

Back Cover

THE FUNDS

[Insert graphic of bullseye and arrows] GOALS AND STRATEGIES
                                        --------------------

GOALS The Federal Intermediate Fund's investment goal is to provide investors with as high a level of income exempt from federal income taxes, including the individual alternative minimum tax, as is consistent with prudent investment management and the preservation of shareholders' capital.

The High Yield Fund's principal investment goal is to provide investors with a high current yield exempt from federal income taxes. Its secondary goal is capital appreciation to the extent possible and consistent with the Fund's principal investment goal.


The Double Tax-Free Fund's investment goal is to provide investors with as high a level of income exempt from federal income taxes and from state personal income taxes, as is consistent with prudent investment management and the preservation of shareholders' capital.


Each state Fund's investment goal is to provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of that Fund's state as is consistent with prudent investment management and the preservation of shareholders' capital.


MAIN INVESTMENT STRATEGIES Under normal market conditions, each Fund invests at least 80% of its assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. Each Fund applies this test to its net assets, except for the Federal Intermediate Fund, which applies this test to its total assets. In addition, each state Fund invests at least 80% of its assets in securities that pay interest free from the personal income taxes, if any, of that Fund's state. The Double Tax-Free Fund also normally invests at least 80% of its net assets in securities whose interest is free from state personal income taxes. Although each Fund tries to invest all of its assets in tax-free securities, it is possible, that up to 20% of a Fund's net assets (or total assets with respect to the Federal Intermediate Fund) may be in tax-free securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.


[Begin callout]
MUNICIPAL SECURITIES are issued by state and local governments, their agencies and authorities, as well as by the District of Columbia and U.S. territories and possessions, to borrow money for various public and private projects. Municipal securities pay a fixed, floating or variable rate of interest, and require that the amount borrowed (principal) be repaid at maturity.
[End callout]

Each Fund, except the High Yield Fund, only buys municipal securities rated in the top four ratings by U.S. nationally recognized rating services (or comparable unrated securities). The High Yield Fund may invest in securities rated in any rating category, including defaulted securities, although it currently invests primarily in securities rated BBB/Baa or below (or comparable unrated securities).

Each Fund also may invest in municipal lease obligations, which generally are issued to finance the purchase of public property. The property is leased to a state or local government and the lease payments are used to pay the interest on the obligations. These differ from other municipal securities because the money to make the lease payments must be set aside each year or the lease can be cancelled without penalty. If this happens, investors who own the obligations may not be paid.


None of the Funds have restrictions on the maturity of the securities they may buy, although the Federal Intermediate Fund maintains a dollar-weighted average portfolio maturity of three to 10 years.


The manager selects securities that it believes will provide the best balance between risk and return within a Fund's range of allowable investments and typically uses a buy and hold strategy. This means it holds securities in the Fund's portfolio for income purposes, rather than trading securities for capital gains, although the manager may sell a security at any time if it believes it could help the Fund meet its goal. When selecting securities for the High Yield Fund's portfolio, the manager may consider existing market conditions, the availability of lower-rated securities, and whether the difference in yields between higher and lower-rated securities justifies the higher risk of lower-rated securities.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unusual or unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include securities that pay taxable interest. The manager also may invest in these types of securities or hold cash when securities meeting the Fund's investment criteria are unavailable or to maintain liquidity. In these circumstances, a Fund may be unable to achieve its investment goal.

[Insert graphic of chart with line going up and down] MAIN RISKS
                                                      ----------

INTEREST RATE When interest rates rise, municipal security prices fall. The opposite is also true: municipal security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

CREDIT An issuer of municipal securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

Many of each Fund's portfolio securities may be supported by credit enhancements, which may be provided by either U.S. or foreign entities. These securities have the credit risk of the entity providing the credit support. Credit support provided by a foreign entity may be less certain because of the possibility of adverse foreign economic, political or legal developments that may affect the ability of that entity to meet its obligations. To the extent that a Fund holds insured securities, a change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund's portfolio may affect the value of the securities they insure, the Fund's share price and Fund performance. A Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.


LOWER-RATED SECURITIES. Securities rated below the top four ratings, generally have more credit risk than higher-rated securities. The High Yield Fund may invest up to 100% of its assets in lower-rated securities. None of the other Funds invests in securities rated below the top four ratings.


The risk of default or price changes due to changes in the issuer's credit quality is greater with lower-rated securities. Issuers of lower-rated securities are typically in weaker financial health than issuers of higher-rated securities, and their ability to make interest payments or repay principal is less certain. These issuers also are more likely to encounter financial difficulties and to be materially affected by these difficulties when they encounter them. The market price of lower-rated securities may fluctuate more than higher-rated securities and may decline significantly in periods of general or regional economic difficulty. Lower-rated securities also may be less liquid than higher-rated securities.

[Begin callout]
Because interest rates and municipal security prices fluctuate, the amount of a Fund's distributions, its yield, and the value of your investment in that Fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

INCOME Since each Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall.

CALL A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling, because the issuer can issue new securities with lower interest payments. If a security is called, a Fund may have to replace it with a lower-yielding security. At any time, each Fund may have a large amount of its assets invested in municipal securities subject to call risk. A call of some or all of these securities may lower that Fund's income and yield and its distributions to shareholders.

MARKET A security's value may be reduced by market activity or the results of supply and demand. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.


Each Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, housing, industrial development, and transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

DIVERSIFICATION The Connecticut and Federal Intermediate Funds are non-diversified funds. They may invest a greater portion of their assets in the municipal securities of one issuer than a diversified fund. These Funds may be more sensitive to economic, business, political or other changes affecting similar issuers or securities, which may result in greater fluctuation in the value of their shares. The Funds, however, intend to meet certain tax diversification requirements. The other Funds are all diversified funds.

The Federal Intermediate and High Yield Funds are diversified nationally. The High Yield Fund will not invest more than 25% of its total assets in the municipal securities of any one state or territory.

STATE Since each state Fund invests predominately in municipal securities of its state, events in that state are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to the state's municipal issuers.


A negative change in any one of these or other areas could affect the ability of a state's municipal issuers to meet their obligations. It is important to remember that economic, budget and other conditions within a state are unpredictable and can change at any time. For these reasons, each state Fund may involve more risk than an investment in a fund that does not focus on securities of a single state or territory.

To the extent the Federal Intermediate, High Yield or Double Tax-Free Funds are invested in a state, events in that state may affect their investments and their performance.

U.S. TERRITORIES Each of the Funds also may invest up to 35% of its total assets in municipal securities issued by U.S. territories. As with state municipal securities, events in any of these territories where a Fund is invested may affect the Fund's investments and its performance.

More detailed information about the Funds, their policies and risks and about municipal securities held by the Funds can be found in the Funds' Statement of Additional Information (SAI).


[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]



[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------


These bar charts and tables show the volatility of each Fund's returns, which is one indicator of the risks of investing in a Fund. The bar charts show changes in each Fund's returns from year to year over the calendar years shown. The tables show how each Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance (before or after taxes) cannot predict or guarantee future results.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. Each Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

After-tax returns are shown only for Class A; after-tax returns for other Classes of shares will vary.


ARIZONA FUND - CLASS A ANNUAL TOTAL RETURNS/1
.......
[Insert bar graph]

10.02%  11.18%  -4.03%  14.59%  4.21%   8.23%   5.44%   -3.83%  10.30%   3.02%
  92      93      94      95     96      97       98       99     00     01

                        YEAR

[Begin callout]
BEST QUARTER:
Q1 '95  5.83%

WORST QUARTER:
Q1 '94 -4.32%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                   1 YEAR       5 YEARS      10 YEARS
---------------------------------------------------------------------------
Arizona Fund - Class A/2
Return Before Taxes                -1.35%       3.61%        5.29%
Return After Taxes on
Distributions                      -1.35%       3.55%        5.21%
Return After Taxes on
 Distributions and Sale of
  Fund Shares                       1.18%       3.93%        5.35%
Lehman Brothers Municipal Bond      5.13%       5.98%        6.63%
Index/3
(index reflects no deduction for
fees, expenses, or taxes)

                                                SINCE
                                                INCEPTION
                                   1 YEAR       (2/1/00)
---------------------------------------------------------------------------
Arizona - Class B/2                -1.39%       4.97%
Lehman Brothers Municipal Bond      5.13%       8.98%
Index/3

                                                               SINCE
                                                              INCEPTION
                                   1 YEAR       5 YEARS      (5/1/95)
---------------------------------------------------------------------------
Arizona - Class C/2                 0.44%       3.75%        4.54%
Lehman Brothers Municipal Bond      5.13%       5.98%        6.59%
Index/3


1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was 0.49% for Class A.
2. Figures reflect sales charges. All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.

3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


COLORADO FUND - CLASS A ANNUAL TOTAL RETURNS/1

[Begin callout]
BEST
QUARTER:
Q1 '95
6.62%

WORST
QUARTER:
Q1 '94
-5.02%
[End callout]


10.00%  12.74%  -5.43%  16.07%  4.76%   8.82%   5.73%   -4.43%  11.56%  5.08%
  92      93      94      95      96      97     98       99      00    01

                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2001
                                               1 YEAR      5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Colorado Fund - Class A/2
Return Before Taxes                            0.65%        4.30%       5.82%
Return After Taxes on Distributions            0.65%        4.25%       5.79%
Return After Taxes on Distributions and        2.35%        4.46%       5.80%
 Sale of Fund Shares
Lehman Brothers Municipal Bond Index/3         5.13%        5.98%       6.63%
(index reflects no deduction for fees,
expenses, or taxes)

                                                                        SINCE
                                                                      INCEPTION
                                             1 YEAR       5 YEARS     (5/1/95)
-------------------------------------------------------------------------------
Colorado Fund - Class C/2                      2.42%        4.44%       5.22%
Lehman Brothers Municipal Bond Index/3         5.13%        5.98%       6.59%

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was 1.12% for Class A.
2. Figures reflect sales charges. All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers
Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

CONNECTICUT FUND - CLASS A ANNUAL TOTAL RETURNS/1

[Begin callout]
Best
Quarter:
Q1 '95
5.54%

Worst
Quarter:
Q1 '94
-4.73%
[End callout]

8.33%   12.32%  -5.40%  14.32%  4.48%   8.50%   5.96%   -4.82%  9.83%   5.65%
 92       93      94      95      96     97      98       99     00      01

                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2001
                                               1 YEAR      5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Connecticut Fund - Class A/2
Return Before Taxes                            1.17%        3.99%       5.27%
Return After Taxes on Distributions            1.17%        3.99%       5.27%
Return After Taxes on Distributions and
 Sale of Fund Shares                           2.66%        4.23%       5.33%
Lehman Brothers Municipal Bond Index/3         5.13%        5.98%       6.63%
(index reflects no deduction for fees,
expenses, or taxes)

                                                                       SINCE
                                                                     INCEPTION
                                               1 YEAR      5 YEARS    (5/1/95)
--------------------------------------------------------------------------------
Connecticut Fund - Class C/2                   3.08%        4.15%       4.83%
Lehman Brothers Municipal Bond Index/3         5.13%        5.98%       6.59%

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was 0.89% for Class A.
2. Figures reflect sales charges. All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers
Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

DOUBLE TAX-FREE INCOME FUND - CLASS A ANNUAL TOTAL RETURNS/1

[End callout]
Best
Quarter:
Q1 '95
5.95%

Worst
Quarter:
Q1 '94
-4.27%
[End callout]

9.12%   10.99%  -4.28%  14.49%  5.08%   8.75%   5.74%   -2.34%  10.18%  4.24%
 92       93      94      95     96      97      98      99       00    01


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001
                                                1 YEAR      5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Double Tax-Free Income Fund - Class A/2
Return Before Taxes                             -0.17%      4.31%       5.59%
Return After Taxes on Distributions             -0.18%      4.29%       5.54%
Return After Taxes on Distributions and Sale
 of Fund Shares                                  1.83%      4.47%       5.58%
Lehman Brothers Municipal Bond Index/3           5.13%      5.98%       6.63%
(index reflects no deduction for fees,
expenses, or taxes)

                                                                        SINCE
                                                                      INCEPTION
                                                1 YEAR      5 YEARS    (5/1/95)
--------------------------------------------------------------------------------
Double Tax-Free Income Fund - Class C/2          1.70%      4.45%       5.10%
Lehman Brothers Municipal Bond Index/3           5.13%      5.98%       6.59%

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was 1.10% for Class A.
2. Figures reflect sales charges. All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers
Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


FEDERAL INTERMEDIATE FUND ANNUAL TOTAL RETURNS/1

[Begin callout]
Best
Quarter:
Q1 '95
5.19%

Worst
Quarter:
Q1 '94
-3.76%
[End callout]

12.68%   -2.71%   14.42%   6.68%   5.27%   5.80%   -1.84%   7.40%   5.57%
  93        94       95      96      97      98       99      00      01

                                      YEAR
AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2001
                                                                        SINCE
                                                                      INCEPTION
                                                 1 YEAR     5 YEARS   (9/21/92)
-------------------------------------------------------------------------------
Federal Intermediate Fund/2
Return Before Taxes                               3.19%      3.91%      5.63%
Return After Taxes on Distributions               3.19%      3.91%      5.63%
Return After Taxes on Distributions and Sale
 of Fund Shares                                   3.81%      4.07%      5.53%
Lehman Brothers 10-Year Municipal Bond Index/3    4.62%      5.94%      6.51%
(index reflects no deduction for fees,
expenses, or taxes)

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was 0.89% for Class A.
2. Figures reflect sales charges. All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers
Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

HIGH YIELD FUND - CLASS A ANNUAL TOTAL RETURNS/1

[Begin callout]
Best
Quarter:
Q1 '95
6.38%

Worst
Quarter:
Q1 '94
-3.02%
[End callout]

9.25%   13.27%  -2.59%  16.29%  6.16%   10.60%  4.81%   -3.13%  5.77%   5.92%
 92       93      94      95     96       97     98       99     00      01
                              YEAR


AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2001
                                               1 YEAR      5 YEARS    10 YEARS
-------------------------------------------------------------------------------
High Yield Fund - Class A/2
Return Before Taxes                            1.46%        3.78%       6.01%
Return After Taxes on Distributions            1.46%        3.78%       6.01%
Return After Taxes on Distributions and        3.05%        4.18%       6.12%
 Sale of Fund Shares
Lehman Brothers Municipal Bond Index/3         5.13%        5.98%       6.63%
(index reflects no deduction for fees,
expenses, or taxes)


                                                                        SINCE
                                                                      INCEPTION
                                                           1 YEAR      (1/1/99)
--------------------------------------------------------------------------------
High Yield Fund - Class B/2                                 1.30%       1.45%
Lehman Brothers Municipal Bond Index/3                      5.13%       4.77%

                                                                       SINCE
                                                                     INCEPTION
                                               1 YEAR      5 YEARS    (5/1/95)
--------------------------------------------------------------------------------
High Yield Fund - Class C/2                    3.21%        3.93%       5.09%
Lehman Brothers Municipal Bond Index/3         5.13%        5.98%       6.59%

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was 0.91% for Class A.
2. Figures reflect sales charges. All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers
Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

NEW JERSEY FUND - CLASS A ANNUAL TOTAL RETURNS/1

[Begin callout]
Best
Quarter:
Q1 '95
6.44%

Worst
Quarter:
Q1 '94
-4.79%
[End callout]

9.19%   10.97%  -5.21%  15.58%  4.04%   8.34%   6.11%   -3.36%  11.54%  4.70%
 92       93      94      95     96      97      98       99      00     01
                              YEAR


AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2001
                                              1 YEAR      5 YEARS     10 YEARS
-------------------------------------------------------------------------------
New Jersey Fund - Class A/2
Return Before Taxes                            0.23%       4.43%        5.55%
Return After Taxes on Distributions            0.23%       4.43%        5.54%
Return After Taxes on Distributions and
 Sale of Fund Shares                           2.05%       4.58%        5.55%
Lehman Brothers Municipal Bond Index/3         5.13%       5.98%        6.63%
(index reflects no deduction for fees,
expenses, or taxes)

                                                                        SINCE
                                                                       INCEPTION
                                                         1 YEAR        (2/1/00)
-------------------------------------------------------------------------------
New Jersey Fund - Class B/2                                0.28%        6.47%
Lehman Brothers Municipal Bond Index/3                     5.13%        8.98%

                                                                        SINCE
                                                                      INCEPTION
                                              1 YEAR      5 YEARS     (5/1/95)
-------------------------------------------------------------------------------
New Jersey Fund - Class C/2                    2.14%       4.58%        5.19%
Lehman Brothers Municipal Bond Index/3         5.13%       5.98%        6.59%

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was 0.93% for Class A.

2. Figures reflect sales charges. All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers
Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

OREGON FUND - CLASS A ANNUAL TOTAL RETURNS/1

[Begin callout]
Best
Quarter:
Q1 '95
6.54%

Worst
Quarter:
Q1 '94
-4.55%
[End callout]


8.66%   10.91%  -4.93%  15.08%  4.32%   8.24%   5.44%   -3.87%  10.98%  4.19%
 92       93      94      95     96      97      98       99      00     01

                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2001
                                             1 YEAR       5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Oregon Fund - Class A/2
Return Before Taxes                          -0.27%        3.97%       5.27%
Return After Taxes on Distributions          -0.27%        3.97%       5.27%
Return After Taxes on Distributions and
 Sale of Fund Shares                          1.75%        4.20%       5.31%
Lehman Brothers Municipal Bond Index/3        5.13%        5.98%       6.63%
(index reflects no deduction for fees,
expenses, or taxes)

                                                                       SINCE
                                                                     INCEPTION
                                             1 YEAR       5 YEARS     (5/1/95)
-------------------------------------------------------------------------------
Oregon Fund - Class C/2                       1.53%        4.10%       4.81%
Lehman Brothers Municipal Bond Index/3        5.13%        5.98%       6.59%

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was 0.89% for Class A.

2. Figures reflect sales charges. All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers
Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

PENNSYLVANIA FUND - CLASS A ANNUAL TOTAL RETURNS/1

[Begin callout]
Best
Quarter:
Q1 '95
5.81%

Worst
Quarter:
Q1 '94
-3.64%
[End callout]


9.83%   11.66%  -3.29%  14.34%  4.50%   8.94%   5.48%   -4.08%  10.88%  5.40%
 92       93      94      95     96      97      98       99      00     01

                                      YEAR


AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2001
                                                1 YEAR      5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Pennsylvania Fund - Class A/2
Return Before Taxes                             0.90%       4.29%       5.74%
Return After Taxes on Distributions             0.90%       4.22%       5.71%
Return After Taxes on Distributions and Sale
 of Fund Shares                                 2.55%       4.47%       5.76%
Lehman Brothers Municipal Bond Index/3          5.13%       5.98%       6.63%
(index reflects no deduction for fees,
expenses, or taxes)

                                                                         SINCE
                                                                       INCEPTION
                                                         1 YEAR       (2/1/00)
--------------------------------------------------------------------------------
Pennsylvania Fund - Class B/2                            0.91%         6.49%
Lehman Brothers Municipal Bond Index/3                   5.13%         8.98%

                                                                        SINCE
                                                                      INCEPTION
                                              1 YEAR      5 YEARS     (5/1/95)
--------------------------------------------------------------------------------
Pennsylvania Fund - Class C/2                 2.88%      4.41%         5.07%
Lehman Brothers Municipal Bond Index/3        5.13%      5.98%         6.59%

1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2002, the Fund's year-to-date return was 0.81% for Class A.
2. Figures reflect sales charges. All Fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's Micropal. The unmanaged Lehman Brothers
Municipal Bond Index includes investment grade bonds issued within the last five years as part of a deal of over $50 million and with a maturity of at least two years. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                         DOUBLE       FEDERAL
                      ARIZONA  COLORADO   CONNECTICUT  TAX-FREE   INTERMEDIATE
CLASS A                 FUND     FUND        FUND         FUND        FUND
--------------------------------------------------------------------------------
Maximum sales charge  4.25%    4.25%     4.25%         4.25%      2.25%
(load) as a
percentage of
offering price
Load imposed on       4.25%    4.25%     4.25%         4.25%      2.25%
purchases
Maximum deferred      None     None      None          None       None
sales charge (load)/1

CLASS B
--------------------------------------------------------------------------------
Maximum sales charge  4.00%       -          -           -            -
(load) as
 a percentage of
offering price
Load imposed on       None        -          -           -            -
purchases
Maximum deferred      4.00%       -          -           -            -
sales  charge (load)/2

CLASS C
--------------------------------------------------------------------------------
Maximum sales charge  1.99%    1.99%     1.99%         1.99%          -
(load) as
 a percentage of
offering price
Load imposed on       1.00%    1.00%     1.00%         1.00%          -
purchases
Maximum deferred      0.99%    0.99%     0.99%         0.99%          -
sales  charge (load)/3

                           HIGH YIELD   NEW JERSEY  OREGON      PENNSYLVANIA
CLASS A                       FUND         FUND        FUND         FUND
------------------------------------------------------------------------------
Maximum sales charge           4.25%     4.25%         4.25%        4.25%
(load) as a percentage
of offering price
Load imposed on purchases      4.25%     4.25%         4.25%        4.25%
Maximum deferred sales         None      None          None         None
 charge (load)/1

CLASS B
------------------------------------------------------------------------------
Maximum sales charge           4.00%     4.00%         -            4.00%
(load) as a percentage
of offering price
Load imposed on purchases      None      None          -            None
Maximum deferred sales
 charge (load)/2               4.00%     4.00%         -            4.00%


CLASS C
------------------------------------------------------------------------------
Maximum sales charge
(load) as a percentage
of offering price              1.99%     1.99%       1.99%          1.99%
Load imposed on purchases
                               1.00%     1.00%       1.00%          1.00%
Maximum deferred sales
 charge (load)/3               0.99%     0.99%       0.99%          0.99%

Please see "Choosing a Share Class" on page 41 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                                           DOUBLE       FEDERAL
                       ARIZONA   COLORADO   CONNECTICUT   TAX-FREE  INTERMEDIATE
CLASS A                  FUND      FUND         FUND         FUND       FUND
--------------------------------------------------------------------------------
Management fees         0.48%      0.53%       0.54%        0.55%        0.58%
Distribution and
service (12b-1) fees
                        0.10%      0.10%       0.10%        0.10%        0.10%
Other expenses          0.06%      0.07%       0.06%        0.10%        0.09%
                       --------------------------------------------------------
Total annual Fund
operating expenses      0.64%      0.70%       0.70%        0.75%        0.77%
                       --------------------------------------------------------

CLASS B
-------------------------------------------------------------------------------
Management fees         0.48%        -           -            -            -
Distribution and
service (12b-1) fees
                        0.65%        -           -            -            -
Other expenses          0.06%        -           -            -            -
                       --------------------------------------------------------
Total annual Fund
operating expenses      1.19%        -           -            -            -
                       --------------------------------------------------------

CLASS C
-------------------------------------------------------------------------------
Management fees         0.48%      0.53%       0.54%        0.55%          -
Distribution and
service (12b-1) fees
                        0.65%      0.65%       0.65%        0.65%          -
Other expenses          0.06%      0.07%       0.06%        0.10%          -
                       --------------------------------------------------------

Total annual Fund
operating expenses      1.19%      1.25%       1.25%        1.30%          -
                       --------------------------------------------------------

                                 HIGH YIELD   NEW
                                   FUND      JERSEY     OREGON     PENNSYLVANIA
CLASS A                                      FUND        FUND        FUND
--------------------------------------------------------------------------------
Management fees                    0.45%       0.48%     0.50%        0.49%
Distribution and service
(12b-1) fees                       0.09%       0.10%     0.10%        0.10%
Other expenses                     0.08%       0.07%     0.07%        0.08%
                                ------------------------------------------------
Total annual Fund operating
expenses                           0.62%       0.65%     0.67%        0.67%
                                ------------------------------------------------

CLASS B
--------------------------------------------------------------------------------
Management fees                    0.45%       0.48%        -         0.49%
Distribution and service
(12b-1) fees                       0.65%       0.65%        -         0.65%
Other expenses                     0.08%       0.07%        -         0.08%
                                ------------------------------------------------
Total annual Fund operating
expenses                           1.18%       1.20%         -        1.22%
                                ------------------------------------------------


CLASS C
--------------------------------------------------------------------------------
Management fees                    0.45%       0.48%     0.50%        0.49%
Distribution and service
(12b-1) fees                       0.65%       0.65%     0.65%        0.65%
Other expenses                     0.08%       0.07%     0.07%        0.08%
                                ------------------------------------------------
Total annual Fund operating
expenses                           1.18%       1.20%     1.22%        1.22%
                                ------------------------------------------------

1. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 41).
2. Declines to zero after six years.
3. This is equivalent to a charge of 1% based on net asset value.


EXAMPLE

This example can help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;

o Your investment has a 5% return each year; and

o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                         DOUBLE      FEDERAL
                ARIZONA      COLORADO    CONNECTICUT     TAX-FREE  INTERMEDIATE
                 FUND          FUND         FUND          FUND        FUND
------------------------------------------------------------------------------
If you sell your shares at the end of the period:

CLASS A

1 Year/1       $488         $493         $493          $498         $302
3 Years        $621         $639         $639          $654         $465
5 Years        $767         $798         $798          $824         $643
10 Years       $1,189       $1,259       $1,259        $1,316       $1,158

CLASS B

1 Year         $521         -            -            -             -
3 Years        $678         -            -            -             -
5 Years        $854         -            -            -             -
10 Years/2     $1,290       -            -            -             -

CLASS C

1 Year         $319         $325         $325          $330         -
3 Years        $474         $493         $493          $508         -
5 Years        $748         $779         $779          $806         -
10 Years       $1,529       $1,596       $1,596        $1,652       -

If you do not sell your shares:

CLASS B

1 Year         $121         -             -            -            -
3 Years        $378         -             -            -            -
5 Years        $654         -             -            -            -
10 Years/2     $1,290       -             -            -            -

CLASS C

1 Year         $220         $226         $226          $231         -
3 Years        $474         $493         $493          $508         -
5 Years        $748         $779         $779          $806         -
10 Years       $1,529       $1,596       $1,596        $1,652       -


                   HIGH YIELD     NEW JERSEY         OREGON       PENNSYLVANIA
                      FUND           FUND             FUND            FUND
------------------------------------------------------------------------------
If you sell your shares at the end of the period:

CLASS A

1 Year/1              $486            $489            $491            $491
3 Years               $615            $624            $630            $630
5 Years               $756            $772            $782            $782
10 Years              $1,166          $1,201          $1,224          $1,224

CLASS B

1 Year                $520            $522              -             $524
3 Years               $675            $681              -             $687
5 Years               $849            $860              -             $870
10 Years/2            $1,276          $1,302            -            $1,325

CLASS C

1 Year                $318            $320            $322            $322
3 Years               $471            $477            $483            $483
5 Years               $743            $753            $764            $764
10 Years              $1,517          $1,540          $1,563          $1,563


If you do not sell your shares:

CLASS B

1 Year                $120            $122              -             $124
3 Years               $375            $381              -             $387
5 Years               $649            $660              -             $670
10 Years/2            $1,276          $1,302            -             $1,325

CLASS C

1 Year                $219            $221            $223            $223
3 Years               $471            $477            $483            $483
5 Years               $743            $753            $764            $764
10 Years              $1,517          $1,540          $1,563          $1,563

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.


[Insert graphic of briefcase] MANAGEMENT
                              ----------


Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is each Fund's investment manager. Together, Advisers and its affiliates manage over $275 billion in assets.

The team responsible for the Funds' management is:

SHEILA AMOROSO, SENIOR VICE PRESIDENT OF ADVISERS

Ms. Amoroso has been an analyst or portfolio manager of the Arizona, Colorado, Connecticut, Federal Intermediate, New Jersey and Oregon Funds since their inception and the High Yield, Double Tax-Free, and Pennsylvania Funds since 1987. She is the co-Director of Franklin's Municipal Bond Department. She joined Franklin Templeton Investments in 1986.


JAMES CONN, VICE PRESIDENT OF ADVISERS

Mr. Conn has been an analyst or portfolio manager of the Federal Intermediate Fund since December 1999. He joined Franklin Templeton Investments in 1996. Previously, he was a portfolio manager with California Investment Trust.

CARRIE HIGGINS, VICE PRESIDENT OF ADVISERS


Ms. Higgins has been an analyst or portfolio manager of the Arizona, Colorado, Double Tax-Free, New Jersey and Oregon Funds since 1992. She joined Franklin Templeton Investments in 1990.


JOHN HOPP, VICE PRESIDENT OF ADVISERS

Mr. Hopp has been an analyst or portfolio manager of the High Yield Fund since 1993. He joined Franklin Templeton Investments in 1991.

JOHN POMEROY, VICE PRESIDENT OF ADVISERS

Mr. Pomeroy has been an analyst or portfolio manager of the Federal Intermediate Fund since its inception and the Connecticut Fund since 1989. He joined Franklin Templeton Investments in 1986.


CHRISTOPHER SPERRY, VICE PRESIDENT OF ADVISERS


Mr. Sperry has been an analyst or portfolio manager of the Arizona and Oregon Funds since 2000. He joined Franklin Templeton Investments in 1996.

JOHN WILEY, VICE PRESIDENT OF ADVISERS

Mr. Wiley has been an analyst or portfolio manager of the Arizona, Oregon and Pennsylvania Funds since 1991. He joined Franklin Templeton Investments in 1989.

STELLA S. WONG, VICE PRESIDENT OF ADVISERS


Ms. Wong has been an analyst or portfolio manager of the Colorado, Connecticut, New Jersey and Pennsylvania Funds since their inception and the Double Tax-Free Fund since 1986. She joined Franklin Templeton Investments in 1986.

Each Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended February 28, 2002, each Fund paid to the manager for its services the following management fees as a percentage of its average monthly net assets:


                                                MANAGEMENT FEES
                                              (as a percentage of
                                                average monthly
                                                    assets)
-------------------------------------------------------------------

Arizona Fund                                          0.48%
Colorado Fund                                         0.53%
Connecticut Fund                                      0.54%
Double Tax-Free Fund                                  0.55%
Federal Intermediate Fund                             0.58%
High Yield Fund                                       0.45%
New Jersey Fund                                       0.48%
Oregon Fund                                           0.50%
Pennsylvania Fund                                     0.49%


[Insert graphic of dollar
signs and stacks of coins] DISTRIBUTIONS AND TAXES
                           -----------------------

INCOME AND CAPITAL GAIN DISTRIBUTIONS Each Fund typically declares income dividends each day that its net asset value is calculated and pays them monthly. A Fund does not pay "interest". Your account begins to receive dividends on the day after the Fund receives your investment and continues to receive dividends through the day it receives a request to sell your shares. Capital gains, if any, may be distributed at least annually. The amount of any distributions will vary, and there is no guarantee a Fund will pay either income dividends or capital gain distributions.

AVOID "BUYING A DIVIDEND" If you invest in a Fund shortly before it makes a capital gain distribution, you may receive some of your investment back in the form of a taxable distribution.


TAX CONSIDERATIONS You may receive three different types of distributions from the Fund:


o EXEMPT-INTEREST DIVIDENDS Most Fund distributions consist of exempt-interest dividends (dividends paid from interest earned on municipal securities). In general, these dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are also exempt from that state's personal income tax. Income from municipal securities of other states generally does not qualify as tax-free. Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans and other tax-exempt investors, or for residents of other states.


Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. Each Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a tax preference item when determining your alternative minimum tax.

o TAXABLE INCOME DIVIDENDS Each Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. A Fund may also distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income.

o CAPITAL GAIN DISTRIBUTIONS Each Fund may also realize net long-term capital gains and distribute these gains to you as capital gain distributions. These distributions are taxable to you as long-term capital gains no matter how long you have owned your shares.

Distributions of ordinary income and capital gains are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year.


BACKUP WITHHOLDING By law, a Fund must withhold a portion of your taxable distributions and sales proceeds unless you:


o     provide your correct social security or taxpayer identification number,
o     certify that this number is correct,
o     certify that you are not subject to backup withholding, and
o     certify that you are a U.S. person (including a U.S. resident alien).


The Fund must also withhold if the IRS instructs it to do so. When withholding is required, the amount will be 30% of any distributions or proceeds paid in calendar years 2002 or 2003.


When you sell your shares in a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Franklin Templeton fund is the same as a sale.


Distributions of ordinary income and capital gains, and gains from the sale of your Fund shares are generally subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS
                                  --------------------

These tables present each Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


ARIZONA FUND
CLASS A                                     YEAR ENDED FEBRUARY 28,
--------------------------------------------------------------------------------
                                2002         2001       2000/3    1999     1998
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of     10.83      10.31     11.38    11.44     11.24
year
                                ------------------------------------------------
 Net investment income/1            .55        .57       .57      .59       .61
 Net realized and unrealized
 gains (losses)                    (.06)       .52     (1.02)    (.01)      .29
                                ------------------------------------------------
Total from investment               .49       1.09      (.45)     .58       .90
operations
                                ------------------------------------------------
 Distributions from net
  investment income                (.56)      (.57)     (.58)    (.59)     (.62)
 Distributions from net
  realized gains                   -          -         (.04)    (.05)     (.08)
                                ------------------------------------------------
Total distributions                (.56)      (.57)     (.62)    (.64)     (.70)
                                ------------------------------------------------
Net asset value, end of year      10.76      10.83     10.31    11.38     11.44
                                ================================================
Total return (%)/2                 4.63      10.80     (4.15)    5.17      8.23

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x    877,126    777,553   756,274  861,020   810,250
1,000)
Ratios to average net assets:
(%)
 Expenses                           .64        .64       .62      .63       .63
 Net investment income             5.12       5.39      5.30     5.11      5.40
Portfolio turnover rate (%)       27.59      24.38     20.55    14.11     20.02

CLASS B
---------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of     10.86      10.32     10.24
year
                                -------------------------------
 Net investment income/1            .50        .52       .05
 Net realized and unrealized
  gains (losses)                   (.05)       .53       .07
                                -------------------------------
Total from investment               .45       1.05       .12
operations
                                -------------------------------
Distributions from net
 investment income                 (.50)      (.51)     (.04)
                                -------------------------------
Net asset value, end of year      10.81      10.86     10.32
                                -------------------------------
Total return (%)/2                 4.22      10.37      1.21

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x
1,000)                            11,798     3,700      176
Ratios to average net assets:
(%)
 Expenses                          1.19       1.19      1.18/4
 Net investment income             4.57       4.82      5.26/4
Portfolio turnover rate (%)       27.59      24.38     20.55

ARIZONA FUND (CONT.)
CLASS C                                     YEAR ENDED FEBRUARY 28,
--------------------------------------------------------------------------------
                                   2002      2001      2000     1999      1998
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of     10.90      10.38     11.45    11.51     11.30
year
                                ------------------------------------------------
 Net investment income/1            .50        .52       .52      .52       .56
 Net realized and unrealized
  gains (losses)                   (.05)       .51     (1.03)    (.01)      .29
                                ------------------------------------------------
Total from investment               .45       1.03      (.51)     .51       .85
operations
                                ------------------------------------------------
 Distributions from net
  investment income                (.50)      (.51)     (.52)    (.52)     (.56)
 Distributions from net
  realized gains                     -          -       (.04)    (.05)     (.08)

                                ------------------------------------------------
Total distributions                (.50)      (.51)     (.56)    (.57)     (.64)
                                ------------------------------------------------
Net asset value, end of year      10.85      10.90     10.38    11.45     11.51
                                ================================================
Total return (%)/2                 4.21      10.13     (4.65)    4.54      7.67

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x    31,526     23,840    22,671   23,871    14,537
1,000)
Ratios to average net assets:
(%)
 Expenses                          1.19       1.19      1.18     1.19      1.19
 Net investment income             4.57       4.84      4.75     4.55      4.82
Portfolio turnover rate (%)       27.59      24.38     20.55    14.11     20.02


1. Based on average shares outstanding effective year ended February 29, 2000.
2. Total return does not include sales charges, and is not annualized.
3. For the period February 1, 2000 (effective date) to February 29, 2000 for Class B.
4. Annualized.


COLORADO FUND
CLASS A                                     YEAR ENDED FEBRUARY 28,
-------------------------------------------------------------------------------
                                   2002      2001      2000     1999      1998
-------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of      11.64      10.90     12.05    12.11   11.80
year                               ---------------------------------------------

 Net investment income/1             .58        .59       .59      .60     .63
 Net realized and unrealized
  gains (losses)                     .16        .74     (1.13)     .02     .39
                                   ---------------------------------------------
Total from investment                .74       1.33      (.54)     .62    1.02
operations
                                   ---------------------------------------------
 Distributions from net
  investment income                 (.59)      (.59)     (.60)    (.60)   (.64)
 Distributions from net
  realized gains                      -          -       (.01)    (.08)   (.07)

                               -------------------------------------------------
Total distributions                 (.59)      (.59)     (.61)    (.68)   (.71)
                               -------------------------------------------------
Net asset value, end of year       11.79      11.64     10.90    12.05   12.11
                               =================================================
Total return (%)/2                  6.48      12.50     (4.57)    5.24    8.86

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x    309,109    285,169   264,563  301,381   266,599
1,000)
Ratios to average net assets:
(%)

 Expenses                            .70        .71       .70      .70      .71
 Net investment income              4.95       5.27      5.18     4.93     5.28
Portfolio turnover rate (%)        20.72      50.05     29.30    12.60    22.97

CLASS C
-------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of     11.70      10.96     12.11    12.17    11.84
year
                                ------------------------------------------------
 Net investment income/1            .52        .54       .53      .54      .57
 Net realized and unrealized
  gains (losses)                    .16        .73     (1.14)     .02      .40
                                ------------------------------------------------
Total from investment               .68       1.27      (.61)     .56      .97
operations
                                ------------------------------------------------
 Distributions from net
  investment income                (.52)      (.53)     (.53)    (.54)    (.57)
 Distributions from net
  realized gains                     -          -       (.01)    (.08)    (.07)

                                ------------------------------------------------
Total distributions                (.52)      (.53)     (.54)    (.62)    (.64)
                                ------------------------------------------------

Net asset value, end of year      11.86      11.70     10.96    12.11    12.17
                                ================================================
Total return (%)/2                 5.95      11.83     (5.08)    4.63     8.39

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x      34,473    23,450    20,564   21,899    10,855
1,000)
Ratios to average net assets:
(%)
 Expenses                          1.25       1.26      1.25     1.26      1.27
 Net investment income             4.40       4.72      4.63     4.38      4.72
Portfolio turnover rate (%)       20.72      50.05     29.30    12.60     22.97

1. Based on average shares outstanding effective year ended February 29, 2000.
2. Total return does not include sales charges, and is not annualized.


CONNECTICUT FUND
CLASS A                                     YEAR ENDED FEBRUARY 28,
--------------------------------------------------------------------------------
                                   2002      2001      2000     1999      1998
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of     10.63      10.06     11.27    11.23    10.92
year
                                ------------------------------------------------
 Net investment income/1            .53        .56       .56      .58      .60
 Net realized and unrealized
  gains (losses)                    .25        .56     (1.21)     .04      .32
                                ------------------------------------------------
Total from investment               .78       1.12      (.65)     .62      .92
operations
                                ------------------------------------------------
 Distributions from net
  investment income                (.53)      (.55)     (.56)    (.58)    (.61)
                                ------------------------------------------------
Net asset value, end of year      10.88      10.63     10.06    11.27    11.23
                                ================================================
Total return (%)/2                 7.53      11.43     (5.90)    5.62     8.62

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x    266,100    228,844   207,745  245,016   203,643
1,000)
Ratios to average net assets:
(%)
 Expenses                           .70        .73       .71      .72       .73
 Net investment income             4.91       5.37      5.26     5.08      5.41
Portfolio turnover rate (%)       15.45      10.11     30.61     5.87     18.54

CLASS C
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of     10.66      10.10     11.30    11.26     10.94
year
                                ------------------------------------------------
 Net investment income/1            .47        .50       .50      .52       .55
 Net realized and unrealized
  gains (losses)                    .26        .56     (1.20)     .03       .31
                                ------------------------------------------------
Total from investment               .73       1.06      (.70)     .55       .86
operations
                                ------------------------------------------------
Distributions from net
 investment income                 (.47)      (.50)     (.50)    (.51)     (.54)
                                ------------------------------------------------
Net asset value, end of year      10.92      10.66     10.10    11.30     11.26
                                ================================================
Total return (%)/2                 7.01      10.69     (6.32)    5.02      8.08

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x    38,368     27,256    25,007   23,443    8,636
1,000)
Ratios to average net assets:
(%)
 Expenses                          1.25       1.28      1.26     1.28      1.29
 Net investment income             4.36       4.83      4.73     4.53      4.85
Portfolio turnover rate (%)       15.45      10.11     30.61     5.87     18.54

1. Based on average shares outstanding effective year ended February 29, 2000.
2. Total return does not include sales charges.


DOUBLE TAX-FREE FUND
CLASS A                                     YEAR ENDED FEBRUARY 28,
--------------------------------------------------------------------------------
                                   2002      2001      2000     1999      1998
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of     11.55      10.95     11.88    11.86    11.51
year
                                ------------------------------------------------
 Net investment income/1            .56        .58       .59      .60      .62
 Net realized and unrealized
  gains (losses)                    .15        .60      (.92)     .06      .36
                                ------------------------------------------------
Total from investment               .71       1.18      (.33)     .66      .98
operations
                                ------------------------------------------------
 Distributions from net
  investment income                (.58)      (.58)     (.58)    (.60)    (.62)
 Distributions from net
  realized gains                    -/3         -       (.02)    (.04)    (.01)

                               -------------------------------------------------
Total distributions                (.58)      (.58)     (.60)    (.64)    (.63)
                               -------------------------------------------------
Net asset value, end of year      11.68      11.55     10.95    11.88    11.86
                               ================================================-
Total return (%)/2                 6.29      11.06     (2.91)    5.68     8.78

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x    239,081    205,678   195,157  218,753   210,325
1,000)
Ratios to average net assets:
(%)
 Expenses                           .75        .77       .74      .74      .75
 Net investment income             4.84       5.18      5.14     4.98     5.35
Portfolio turnover rate (%)       33.53      42.32     13.41    20.19     7.94

CLASS C
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of     11.58      10.97     11.89    11.87    11.53
year
                               -------------------------------------------------
 Net investment income/1            .50        .52       .53      .53      .56
 Net realized and unrealized
  gains (losses)                    .13        .61      (.92)     .06      .34
                               -------------------------------------------------
Total from investment               .63       1.13      (.39)     .59      .90
operations
                               -------------------------------------------------
 Distributions from net
  investment income                (.51)      (.52)     (.51)    (.53)    (.55)
 Distributions from net
  realized gains                    -/3         -       (.02)    (.04)    (.01)
                                 -----------------------------------------------
Total distributions                (.51)      (.52)     (.53)    (.57)    (.56)
                                ------------------------------------------------

Net asset value, end of year      11.70      11.58     10.97    11.89     11.87
                                ================================================
Total return (%)/2                 5.59      10.54     (3.37)    5.09      8.07

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x      17,971     10,413    7,270    7,050     3,615
1,000)
Ratios to average net assets:
(%)
 Expenses                          1.30       1.32      1.30     1.30      1.31
 Net investment income             4.29       4.63      4.60     4.43      4.78
Portfolio turnover rate (%)       33.53      42.32     13.41    20.19      7.94

1. Based on average shares outstanding effective year ended February 29, 2000.
2. Total return does not include sales charges.
3. The Fund made a capital gain distribution of $.002.

FEDERAL INTERMEDIATE FUND
                                            YEAR ENDED FEBRUARY 28,
--------------------------------------------------------------------------------
                                   2002      2001      2000     1999      1998
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of     10.94      10.52     11.30    11.25     10.94
year
                                ------------------------------------------------
 Net investment income/1            .50        .52       .51      .51       .53
 Net realized and unrealized
  gains (losses)                    .21        .42      (.78)     .06       .33
                                ------------------------------------------------
Total from investment               .71        .94      (.27)     .57       .86
operations
                                ------------------------------------------------
Distributions from net
 investment income                 (.51)      (.52)     (.51)    (.52)     (.55)
                                ------------------------------------------------
Net asset value, end of year      11.14      10.94     10.52    11.30     11.25
                                ================================================
Total return (%)/2                 6.64       9.10     (2.43)    5.17      8.02

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x    240,157    164,450   170,907  195,598   139,545
1,000)
Ratios to average net assets:
(%)
 Expenses                           .77        .76       .73      .75       .75
 Expenses excluding waiver
  and payments by affiliate         .77        .76       .75      .78       .82
 Net investment income             4.49       4.88      4.72     4.53      4.83
Portfolio turnover rate (%)        7.47       8.87     31.27    16.57     23.32

1. Based on average shares outstanding effective year ended February 29, 2000.
2. Total return does not include sales charges.

HIGH YIELD FUND
CLASS A                                     YEAR ENDED FEBRUARY 28,
--------------------------------------------------------------------------------
                                  2002      2001      2000     1999/3     1998
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of     10.50      10.41    11.49    11.68     11.21
year
                                ------------------------------------------------
 Net investment income/1            .61        .62      .65      .66       .69
 Net realized and unrealized
  gains (losses)                    .06        .09    (1.08)    (.18)      .47
                                ------------------------------------------------
Total from investment               .67        .71     (.43)     .48      1.16
operations
                                ------------------------------------------------
 Distributions from net
  investment income                (.59)      (.62)    (.65)    (.65)     (.69)
 Distributions from net
  realized gains                     -          -        -/4    (.02)      -
                                ------------------------------------------------
Total distributions                (.59)      (.62)    (.65)    (.67)     (.69)
                                ------------------------------------------------

Net asset value, end of year      10.58      10.50    10.41    11.49     11.68
                                ================================================
Total return (%)/2                 6.53       6.99    (3.81)    4.21     10.64

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
 ($ x 1,000)                  4,660,764  4,709,402 5,017,3225,988,204 5,742,939
Ratios to average net assets:
(%)
 Expenses                           .62        .62      .61      .62       .61
 Net investment income             5.78       5.90     5.92     5.64      5.98
Portfolio turnover rate (%)       10.18      11.08    25.35    18.55     15.84

CLASS B
-------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of     10.54      10.45    11.52    11.51
year
                                -----------------------------------------
 Net investment income/1            .56        .56      .59      .11
 Net realized and unrealized
  gains (losses)                    .07        .09    (1.07)      -
                                -----------------------------------------
Total from investment               .63        .65     (.48)     .11
operations
                                -----------------------------------------
 Distributions from net            (.53)      (.56)    (.59)    (.10)
  investment income
 Distribution from net               -          -        -/4       -
  realized gains
Total distributions                (.53)      (.56)    (.59)    (.10)
                                -----------------------------------------
Net asset value, end of year      10.64      10.54    10.45    11.52
                                =========================================
Total return (%)/2                 6.10       6.38    (4.27)     .96

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
 ($ x 1,000)                    175,655    136,030   92,099    15,487
Ratios to average net assets:
(%)
 Expenses                          1.18       1.18     1.17     1.18/5
 Net investment income             5.23       5.33     5.44     5.06/5
Portfolio turnover rate (%)       10.18      11.08    25.35    18.55

HIGH YIELD FUND (CONT.)
CLASS C                                     YEAR ENDED FEBRUARY 28,
--------------------------------------------------------------------------------
                                   2002      2001      2000     1999      1998
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of      10.58     10.48    11.56    11.75     11.26
year
                                ------------------------------------------------
 Net investment income/1             .56       .56      .59      .60       .63
 Net realized and unrealized
  gains (losses)                     .06       .10    (1.08)    (.18)      .48
                                ------------------------------------------------
Total from investment                .62       .66     (.49)     .42      1.11
operations
                                ------------------------------------------------
 Distributions from net
  investment income                 (.53)     (.56)    (.59)    (.59)     (.62)
 Distributions from net
  realized gains                      -         -       -4      (.02)      -
                                ------------------------------------------------
Total distributions                 (.53)     (.56)    (.59)    (.61)     (.62)
                                ------------------------------------------------
Net asset value, end of year       10.67     10.58    10.48    11.56     11.75
                                ================================================
Total return (%)/2                  5.98      6.45    (4.41)    3.69     10.15

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x    504,900    501,372   540,932  631,974   423,264
1,000)
Ratios to average net assets:
(%)
 Expenses                           1.18      1.18     1.17     1.18      1.18
 Net investment income              5.23      5.34     5.35     5.07      5.38
Portfolio turnover rate (%)        10.18     11.08    25.35    18.55     15.84


1. Based on average shares outstanding effective year ended February 29, 2000.
2. Total return does not include sales charges, and is not annualized.
3. For the period January 1, 1999 (effective date) to February 28, 1999 for Class B.
4. The Fund made a capital gain distribution of $.003.
5. Annualized.


NEW JERSEY FUND
CLASS A                                     YEAR ENDED FEBRUARY 28,
--------------------------------------------------------------------------------
                                 2002       2001      2000/3    1999      1998
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of     11.70      10.99     11.96    11.92     11.61
year
                                ------------------------------------------------
 Net investment income/1            .57        .59       .60      .61       .63
 Net realized and unrealized
  gains (losses)                    .15        .71      (.96)     .05       .32
                                ------------------------------------------------
Total from investment               .72       1.30      (.36)     .66       .95
operations
                                ------------------------------------------------
Distributions from net
 investment income                 (.57)      (.59)     (.61)/4  (.62)     (.64)
                                ------------------------------------------------
Net asset value, end of year      11.85      11.70     10.99    11.96     11.92
                                ================================================
Total return (%)/2                 6.35      12.16     (3.08)    5.63      8.37

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x    731,972    654,709   617,407  681,818   636,929
1,000)
Ratios to average net assets:
(%)
 Expenses                           .65        .67       .65      .65       .66
 Net investment income             4.86       5.24      5.23     5.06      5.34
Portfolio turnover rate (%)        6.11      20.19     21.21     5.43     12.77

CLASS B
---------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of     11.74      11.00     10.89
year
                                -------------------------------
 Net investment income/1            .51        .54       .06
 Net realized and unrealized
  gains                             .16        .73       .10
                               -------------------------------
Total from investment               .67       1.27       .16
operations
                                -------------------------------
Distributions from net
 investment income                 (.51)      (.53)     (.05)
                                -------------------------------
Net asset value, end of year      11.90      11.74     11.00
                                ===============================
Total return (%)/2                 5.82      11.81      1.44

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x
1,000)                             36,461     9,798      226
Ratios to average net assets:
(%)
 Expenses                          1.20       1.21      1.20/5
 Net investment income             4.31       4.64      4.66/5
Portfolio turnover rate (%)        6.11      20.19     21.21


NEW JERSEY FUND (CONT.)
CLASS C                                     YEAR ENDED FEBRUARY 28,
--------------------------------------------------------------------------------
                                   2002      2001       2000     1999    1998
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of     11.77      11.05     12.03      11.98   11.66
year
                                ------------------------------------------------
 Net investment income/1            .51        .53       .54        .54     .56
 Net realized and unrealized
  gains (losses)                    .16        .72      (.98)       .06     .33
                                ------------------------------------------------
Total from investment               .67       1.25      (.44)       .60     .89
operations
                                ------------------------------------------------
Distributions from net
 investment income                 (.51)      (.53)     (.54)/4    (.55)   (.57)
                                ------------------------------------------------
Net asset value, end of year      11.93      11.77     11.05      12.03   11.98
                                ================================================
Total return (%)/2                 5.81      11.59     (3.69)      5.09    7.84

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x    74,104     53,381     46,403     48,715  28,139
1,000)
Ratios to average net assets:
(%)
 Expenses                          1.20       1.21      1.20       1.21    1.21
 Net investment income             4.31       4.69      4.67       4.50    4.77
Portfolio turnover rate (%)        6.11      20.19     21.21       5.43   12.77

1. Based on average shares outstanding effective year ended February 29, 2000.
2. Total return does not include sales charges, and is not annualized.
3. For the period February 1, 2000 (effective date) to February 29, 2000 for Class B.
4. The Fund made a capital gain distribution of $.003.
5. Annualized.

OREGON FUND
CLASS A                                     YEAR ENDED FEBRUARY 28,
--------------------------------------------------------------------------------
                                   2002      2001      2000     1999      1998
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of    11.42      10.81     11.83    11.86     11.55
year
                               -------------------------------------------------
 Net investment income/1           .55        .58       .58      .59       .62
 Net realized and unrealized
  gains (losses)                   .11        .61     (1.02)    (.01)      .31
                                ------------------------------------------------
Total from investment              .66       1.19      (.44)     .58       .93
operations
                                ------------------------------------------------
Distributions from net
 investment income                (.56)      (.58)     (.58)    (.61)     (.62)
                                ------------------------------------------------
Net asset value, end of year     11.52      11.42     10.81    11.83     11.86
                                ================================================
Total return (%)/2                5.95      11.25     (3.76)    5.12      8.21

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x    513,733    457,613   432,675  483,664   427,022
1,000)
Ratios to average net assets:
(%)
 Expenses                          .67        .67       .66      .67       .67
 Net investment income            4.79       5.20      5.16     5.00      5.33
Portfolio turnover rate (%)      19.36      16.22     24.58    10.65     12.18

CLASS C
PER SHARE DATA ($)
Net asset value, beginning of    11.50      10.88     11.90    11.92     11.61
year
                                ------------------------------------------------
 Net investment income/1           .49        .52       .52      .53       .56
 Net realized and unrealized
  gains (losses)                   .12        .62     (1.02)      -        .31
                                ------------------------------------------------
Total from investment              .61       1.14      (.50)     .53       .87
operations
                                ------------------------------------------------
Distributions from net
 investment income                (.50)      (.52)     (.52)    (.55)    (.56)
                                ------------------------------------------------
Net asset value, end of year     11.61      11.50     10.88    11.90    11.92
                                ================================================
Total return (%)/2                5.50      10.58     (4.36)    4.59     7.66

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x    56,449     38,733    34,071   32,962    15,946
1,000)
Ratios to average net assets:
(%)
 Expenses                         1.22       1.22      1.21     1.23     1.22
 Net investment income            4.24       4.65      4.62     4.44     4.74
Portfolio turnover rate (%)      19.36      16.22     24.58    10.65    12.18

1. Based on average shares outstanding effective year ended February 29, 2000.
2. Total return does not include sales charges, and is not annualized.


PENNSYLVANIA FUND
CLASS A                                     YEAR ENDED FEBRUARY 28,
--------------------------------------------------------------------------------
                                   2002      2001     20003     1999      1998
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of    10.12       9.55     10.52    10.56     10.39
year
                                ------------------------------------------------
 Net investment income/1           .52        .53       .53      .55       .58
 Net realized and unrealized
  gains (losses)                   .17        .56      (.97)    (.02)      .32
                                ------------------------------------------------
Total from investment              .69       1.09      (.44)     .53       .90
operations
                                ------------------------------------------------
 Distributions from net
  investment income               (.52)      (.52)     (.53)    (.56)     (.59)
 Distributions from net
  realized gains                   -          -          -/4    (.01)     (.14)

                                ------------------------------------------------
Total distributions               (.52)      (.52)     (.53)    (.57)     (.73)
                                ------------------------------------------------
Net asset value, end of year     10.29      10.12      9.55    10.52     10.56
                                ================================================
Total return (%)/2                7.01      11.73     (4.24)    5.11      8.90

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x    676,684    649,603   639,004  758,942   713,141
1,000)
Ratios to average net assets:
(%)
 Expenses                          .67        .67       .66      .65       .65
 Net investment income            5.07       5.40      5.32     5.17      5.49
Portfolio turnover rate (%)      11.23       7.56     24.21    11.11     12.74

CLASS B
PER SHARE DATA ($)
Net asset value, beginning of    10.13       9.55      9.47
year
                                -------------------------------
 Net investment income/1           .46        .48       .04
 Net realized and unrealized       .18        .57       .08
  gains
                                -------------------------------
Total from investment              .64       1.05       .12
operations
                                -------------------------------
Distributions from net
 investment income                (.46)      (.47)     (.04)
                                -------------------------------
Net asset value, end of year     10.31      10.13      9.55
                                ===============================
Total return (%)/2                6.50      11.23      1.27

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x
1,000)                          16,408     3,205       186
Ratios to average net assets:
(%)
 Expenses                        1.22        1.22      1.21/5
 Net investment income           4.50        4.85      5.06/5
Portfolio turnover rate (%)     11.23        7.56     24.21

PENNSYLVANIA FUND (CONT.)
CLASS C                                     YEAR ENDED FEBRUARY 28,
--------------------------------------------------------------------------------
                                   2002      2001      2000     1999      1998
--------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of     10.18       9.60     10.57    10.61     10.43
year
                               -------------------------------------------------
 Net investment income/1            .46        .48       .48      .49       .52
 Net realized and unrealized
  gains (losses)                    .17        .57      (.97)    (.03)      .33
                               -------------------------------------------------
Total from investment               .63       1.05      (.49)     .46       .85
operations
                               -------------------------------------------------
 Distributions from net
  investment income                (.46)      (.47)     (.48)    (.49)     (.53)
 Distributions from net
  realized gains                     -          -        -/4     (.01)     (.14)

                               -------------------------------------------------
Total distributions                (.46)      (.47)     (.48)    (.50)     (.67)
                               -------------------------------------------------
Net asset value, end of year      10.35      10.18      9.60    10.57     10.61
                               =================================================
Total return (%)/2                 6.38      11.18     (4.76)    4.50      8.35

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x    55,692     43,907    40,973   41,917    25,899
1,000)
Ratios to average net assets:
(%)
 Expenses                          1.22       1.22      1.21     1.21      1.21
 Net investment income             4.52       4.85      4.77     4.61      4.89
Portfolio turnover rate (%)       11.23       7.56     24.21    11.11     12.74


1. Based on average shares outstanding effective year ended February 29, 2000.
2. Total return does not include sales charges.
3. For the period February 1, 2000 (effective date) to February 29, 2000 for Class B.
4. The Fund made a capital gain distribution of $.0002.
5. Annualized.


YOUR ACCOUNT

[Insert graphic of pencil marking an "X"] CHOOSING A SHARE CLASS
                                          ----------------------


Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.


CLASS A              CLASS B             CLASS C
-------------------------------------------------------------
o  Initial sales     o  No initial      o   Initial
   charge of 2.25%      sales charge        sales charge of
   or less (Federal                         1%
   Intermediate
   Fund) or 4.25%
   or less (all
   other Funds)

o  Deferred          o  Deferred         o  Deferred
   sales charge of      sales charge of     sales charge of
   1% on purchases      4% on shares        1% on shares
   of $1 million or     you sell within     you sell within
   more sold            the first year,     18 months
   within  18           declining to 1%
   months.              within six
                        years and
                        eliminated
                        after that

o  Lower annual     o   Higher           o  Higher
   expenses than        annual expenses     annual expenses
   Class B or C         than Class A        than Class A
   due to lower         (same as Class      (same as Class
   distribution fees    C) due to           B) due to
                        higher              higher
                        distribution        distribution
                        fees. Automatic     fees. No
                        conversion to       conversion to
                        Class A shares      Class A shares,
                        after eight         so annual
                        years, reducing     expenses do not
                        future annual       decrease.
                        expenses.



SALES CHARGES - CLASS A

                                   THE SALES CHARGE MAKES   WHICH EQUALS THIS %
                                      UP THIS % OF THE          OF YOUR NET
WHEN YOU INVEST THIS AMOUNT            OFFERING PRICE           INVESTMENT
--------------------------------------------------------------------------------
ALL FUNDS (EXCEPT FEDERAL
INTERMEDIATE)
Under $100,000                              4.25                    4.44
$100,000 but under $250,000                 3.50                    3.63
$250,000 but under $500,000                 2.50                    2.56
$500,000 but under $1 million               2.00                    2.04


FEDERAL INTERMEDIATE FUND
Under $100,000                              2.25                    2.30
$100,000 but under $250,000                 1.75                    1.78
$250,000 but under $500,000                 1.25                    1.27
$500,000 but under $1 million               1.00                    1.01



INVESTMENTS OF $1 MILLION OR MORE If you invest $1 million or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs (see page 44), you can buy Class A shares without an initial sales charge. However, there is a 1% contingent deferred sales charge (CDSC) on any shares you sell within 18 months of purchase. The way we calculate the CDSC is the same for each class (please see page 43). The CDSC will not apply to purchases over $250 million in the High Yield Fund.


DISTRIBUTION AND SERVICE (12B-1) FEES Class A has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows each Fund to pay distribution fees of up to 0.10% per year to those who sell and distribute Class A shares and provide other services to shareholders. Because these fees are paid out of Class A's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES - CLASS B


IF YOU SELL YOUR SHARES
WITHIN THIS MANY YEARS AFTER BUYING  THIS % IS DEDUCTED FROM
THEM                                 YOUR PROCEEDS AS A CDSC
---------------------------------------------------------------
1 Year                                           4
2 Years                                          4
3 Years                                          3
4 Years                                          3
5 Years                                          2
6 Years                                          1
7 Years                                          0


With Class B shares, there is no initial sales charge. However, there is a CDSC if you sell your shares within six years, as described in the table above. The way we calculate the CDSC is the same for each class (please see page 43). After 8 years, your Class B shares automatically convert to Class A shares, lowering your annual expenses from that time on.

MAXIMUM PURCHASE AMOUNT The maximum amount you may invest in Class B shares at one time is $249,999. We place any investment of $250,000 or more in Class A shares, since a reduced initial sales charge is available and Class A's annual expenses are lower.


DISTRIBUTION AND SERVICE (12B-1) FEES Class B has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows a Fund to pay distribution and other fees of up to 0.65% per year for the sale of Class B shares and for services provided to shareholders. Because these fees are paid out of Class B's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES - CLASS C

                                  THE SALES CHARGE
                                  MAKES UP THIS % OF   WHICH EQUALS THIS % OF
WHEN YOU INVEST THIS AMOUNT       THE OFFERING PRICE   YOUR NET INVESTMENT
-------------------------------------------------------------------------------
Under $1 million                  1.00                 1.01


  WE PLACE ANY INVESTMENT OF $1 MILLION OR MORE IN CLASS A SHARES, SINCE THERE
     IS NO INITIAL SALES CHARGE AND CLASS A'S ANNUAL EXPENSES ARE LOWER.

CDSC There is a 1% contingent deferred sales charge (CDSC) on any Class C shares you sell within 18 months of purchase. The way we calculate the CDSC is the same for each class (please see below).


DISTRIBUTION AND SERVICE (12B-1) FEES Class C has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows a Fund to pay distribution and other fees of up to 0.65% per year for the sale of Class C shares and for services provided to shareholders. Because these fees are paid out of Class C's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.



CONTINGENT DEFERRED SALES CHARGE (CDSC) - CLASS A , B & C

The CDSC for each class is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions.

[Begin callout]
The HOLDING PERIOD FOR THE CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.

For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.
[End callout]

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Franklin Templeton fund (please see page 50 for exchange information).

SALES CHARGE REDUCTIONS AND WAIVERS

If you qualify for any of the sales charge reductions or waivers below, please let us know at the time you make your investment to help ensure you receive the lower sales charge.

QUANTITY DISCOUNTS We offer several ways for you to combine your purchases in Franklin Templeton funds to take advantage of the lower sales charges for large purchases of Class A shares.

[Begin callout]
FRANKLIN TEMPLETON FUNDS include all of the U.S. registered mutual funds of Franklin Templeton Investments, except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund, Inc.
 [End callout]

o CUMULATIVE QUANTITY DISCOUNT - lets you combine all of your shares in Franklin Templeton funds for purposes of calculating the sales charge. You also may combine the shares of your spouse, and your children or grandchildren, if they are under the age of 21. Certain company and retirement plan accounts also may be included.

o LETTER OF INTENT (LOI) - expresses your intent to buy a stated dollar amount of shares over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve a portion of your shares to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI.

                   TO SIGN UP FOR THESE PROGRAMS, COMPLETE THE
                APPROPRIATE SECTION OF YOUR ACCOUNT APPLICATION.

REINSTATEMENT PRIVILEGE If you sell shares of a Franklin Templeton fund, you may reinvest some or all of the proceeds within 365 days without an initial sales charge. The proceeds must be reinvested within the same share class, except proceeds from the sale of Class B shares will be reinvested in Class A shares.

If you paid a CDSC when you sold your Class A or C shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.

Proceeds immediately placed in a Franklin Bank Certificate of Deposit (CD) also may be reinvested without an initial sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

This privilege does not apply to shares you buy and sell under our exchange program. Shares purchased with the proceeds from a money fund may be subject to a sales charge.

SALES CHARGE WAIVERS Class A shares may be purchased without an initial sales charge or CDSC by various individuals and institutions or by investors who reinvest certain distributions and proceeds within 365 days. Certain investors also may buy Class C shares without an initial sales charge. The CDSC for each class may be waived for certain redemptions and distributions. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at 1-800/632-2301. A list of available sales charge waivers also may be found in the Statement of Additional Information (SAI).

GROUP INVESTMENT PROGRAM Allows established groups of 11 or more investors to invest as a group. For sales charge purposes, the group's investments are added together. There are certain other requirements and the group must have a purpose other than buying Fund shares at a discount.

[Insert graphic of a paper with lines
and someone writing] BUYING SHARES
                     -------------


MINIMUM INVESTMENTS
-----------------------------------------------------------------------------
                                              INITIAL        ADDITIONAL
-----------------------------------------------------------------------------
Regular accounts                              $1,000         $50
-----------------------------------------------------------------------------
Automatic investment plans                    $50            $50
-----------------------------------------------------------------------------
UGMA/UTMA accounts                            $100           $50
-----------------------------------------------------------------------------
Broker-dealer sponsored wrap account programs
                                              $250           $50
-----------------------------------------------------------------------------
Full-time employees, officers, trustees and   $100           $50
directors of Franklin Templeton entities, and their immediate family members

-----------------------------------------------------------------------------

           PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE
                     FOR SALE IN YOUR STATE OR JURISDICTION.

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 48). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic funds transfer to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.


BUYING SHARES
--------------------------------------------------------------------------------
                        OPENING AN ACCOUNT          ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------
[Insert graphic of
hands shaking]
                        Contact your investment     Contact your investment
THROUGH YOUR            representative              representative
INVESTMENT
REPRESENTATIVE
--------------------------------------------------------------------------------
[Insert graphic of      If you have another         Before requesting a
phone and computer]     Franklin Templeton fund     telephone or online purchase
                        account with your bank      into an existing account,
BY PHONE/ONLINE         account information on      please make sure we have
                        file, you may open a new    your bank account
(Up to $100,000 per     account by phone. At this   information on file. If we
shareholder per day)    time, a new account may     do not have this
                        not be opened online.       information, you will need
1-800/632-2301                                      to send written instructions
                        To make a same day          with your bank's name and
franklintempleton.com   investment, your phone      address, a voided check or
                        order must be received and  savings account deposit
NOTE:  CERTAIN ACCOUNT  accepted by us by 1:00      slip, and a signature
TYPES ARE NOT           p.m. Pacific time or the    guarantee if the bank and
AVAILABLE FOR ONLINE    close of the New York       Fund accounts do not have at
ACCOUNT ACCESS          Stock Exchange, whichever   least one common owner.
                        is earlier.
                                                    To make a same day
                                                    investment, your phone or
                                                    online order must be
                                                    received and accepted by us
                                                    by 1:00 p.m. Pacific time or
                                                    the close of the New York
                                                    Stock Exchange, whichever is
                                                    earlier.

--------------------------------------------------------------------------------
                        Make your check payable to  Make your check payable to
[Insert graphic of      the Fund.                   the Fund. Include your
envelope]                                           account number on the check.
                        Mail the check and your
BY MAIL                 signed application to       Fill out the deposit slip
                        Investor Services.          from your account statement.
                                                    If you do not have a slip,
                                                    include a note with your
                                                    name, the Fund name, and
                                                    your account number.

                                                    Mail the check and deposit
                                                    slip or note to Investor
                                                    Services.
--------------------------------------------------------------------------------
[Insert graphic of      Call  to receive a wire     Call to receive a wire
three lightning bolts]  control number and wire     control number and wire
                        instructions.               instructions.

                        Wire the funds and mail     To make a same day wire
BY WIRE                 your signed application to  investment, please call us
                        Investor Services. Please   by 1:00 p.m. Pacific time
1-800/632-2301          include the wire control    and make sure your wire
(or 1-650/312-2000      number or your new account  arrives by 3:00 p.m.
collect)                number on the application.

                        To make a same day wire
                        investment, please call us
                        by 1:00 p.m. Pacific time
                        and make sure your wire
                        arrives by 3:00 p.m.
--------------------------------------------------------------------------------
[Insert graphic of two  Call Shareholder Services   Call Shareholder Services at
arrows pointing in      at the number below, or     the number below or our
opposite directions]    send signed written         automated TeleFACTS system,
                        instructions.   You also    or send signed written
BY EXCHANGE             may place an online         instructions. You also may
                        exchange order. The         place an online exchange
TeleFACTS(R)            TeleFACTS system cannot be  order.
1-800/247-1753          used to open a new account.
(around-the-clock                                   (Please see page 50 for
access)                 (Please see page 50 for     information on exchanges.)
                        information on exchanges.)
franklintempleton.com

--------------------------------------------------------------------------------

            FRANKLIN TEMPLETON INVESTOR SERVICES P.O. BOX 997151,
                            SACRAMENTO, CA 95899-9983
                        CALL TOLL-FREE: 1-800/632-2301
         (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)

[Insert graphic of person with a headset] INVESTOR SERVICES
                                          -----------------

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in a Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 with your application.

AUTOMATIC PAYROLL DEDUCTION You may invest in a Fund automatically by transferring money from your paycheck to the Fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.


DISTRIBUTION OPTIONS You may reinvest distributions you receive from a Fund in an existing account in the same share class* of the Fund or another Franklin Templeton fund. Initial sales charges and CDSCs will not apply if you reinvest your distributions within 365 days. You also can have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.


Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the Fund.

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund.

TELEFACTS(R) Our TeleFACTS system offers around-the-clock access to information about your account or any Franklin Templeton fund. This service is available from touch-tone phones at 1-800/247-1753. For a free TeleFACTS brochure, call 1-800/DIAL BEN.


TELEPHONE/ONLINE PRIVILEGES You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions by phone or online, including: buy, sell, or exchange shares of most funds; use electronic funds transfer to buy or sell shares of most funds; change your address; request a year-end statement; add or change account services (including distribution options, systematic withdrawals and automatic investment plans).

To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at franklintempleton.com. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. If you are registered for online services, you may enroll online in Franklin Templeton's electronic delivery program for your shareholder documents. This will allow you to receive electronic delivery (through our website) of most funds' prospectuses, annual/semiannual reports to shareholders, and proxy statements, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the risks.


As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption. Certain methods of contacting us (such as by phone or by Internet) may be unavailable or delayed during periods of unusual market activity. OF COURSE, YOU CAN DECLINE TELEPHONE BUY, SELL, OR EXCHANGE PRIVILEGES ON YOUR ACCOUNT APPLICATION, OR CHOOSE NOT TO REGISTER FOR ONLINE PRIVILEGES. IF YOU HAVE TELEPHONE/ONLINE PRIVILEGES ON YOUR ACCOUNT AND WANT TO DISCONTINUE THEM, PLEASE CONTACT US FOR INSTRUCTIONS. You may reinstate these privileges at any time in writing, including online registration with respect to online privileges.

 NOTE: We discourage you from including confidential or sensitive information in any Internet communication to us. If you do choose to send email (encrypted or not) to us over the Internet, you are accepting the associated risks of lack of confidentiality.

EXCHANGE PRIVILEGE You can exchange shares between most Franklin Templeton funds within the same class*, generally without paying any additional sales charges. If you exchange shares held for less than six months, however, you may be charged the difference between the initial sales charge of the two funds if the difference is more than 0.25%. If you exchange shares from a money fund, a sales charge may apply no matter how long you have held the shares.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. Any CDSC will continue to be calculated from the date of your initial investment and will not be charged at the time of the exchange. The purchase price for determining a CDSC on exchanged shares will be the price you paid for the original shares. If you exchange shares subject to a CDSC into a Class A money fund, the time your shares are held in the money fund will not count towards the CDSC holding period.

If you exchange your Class B shares for the same class of shares of another Franklin Templeton fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares.

Because excessive trading can hurt fund performance, operations and shareholders, each Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the Fund or its manager believes the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund (please see "Market Timers" on page 56).

*Class Z shareholders of Franklin Mutual Series Fund Inc. may exchange into Class A without any sales charge. Advisor Class shareholders of another Franklin Templeton fund also may exchange into Class A without any sales charge. Advisor Class shareholders who exchange their shares for Class A shares and later decide they would like to exchange into another fund that offers Advisor Class may do so.

SYSTEMATIC WITHDRAWAL PLAN This plan allows you to automatically sell your shares and receive regular payments from your account. A CDSC may apply to withdrawals that exceed certain amounts. Certain terms and minimums apply. To sign up, complete the appropriate section of your application.

[Insert graphic of a certificate] SELLING SHARES
                                  --------------

You can sell your shares at any time. Please keep in mind that a contingent deferred sales charge (CDSC) may apply.

SELLING SHARES IN WRITING Generally, requests to sell $100,000 or less can be made over the phone, online, or with a simple letter. Sometimes, however, to protect you and the Fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o you are selling more than $100,000 worth of shares
o you want your proceeds paid to someone who is not a registered owner
o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the Fund against potential claims based on the instructions received.

SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased, we may delay sending you the proceeds until your check, draft or wire/electronic funds transfer has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

SELLING SHARES
-------------------------------------------------------------------------
                         TO SELL SOME OR ALL OF YOUR SHARES
-------------------------------------------------------------------------
[Insert graphic of
hands shaking]
                         Contact your investment representative
THROUGH YOUR INVESTMENT
REPRESENTATIVE
-------------------------------------------------------------------------
[Insert graphic of       Send written instructions and endorsed share
envelope]                certificates (if you hold share certificates)
                         to Investor Services.  Corporate, partnership
BY MAIL                  or trust accounts may need to send additional
                         documents.

                         Specify the Fund, the account number and the dollar value or number of shares you wish to sell. If you own both Class A and B shares, also specify the class of shares, otherwise we will sell your Class A shares first. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                         A check will be mailed to the name(s) and address on
                         the account, or otherwise according to your written
                         instructions.
-------------------------------------------------------------------------
[Insert graphic of       As long as your transaction is for $100,000 or
phone and computer]      less, you do not hold share certificates and
                         you have not changed your address by phone or
BY PHONE/ONLINE          online within the last 15 days, you can
                         sell your shares by phone or online.
1-800/632-2301
                         A check will be mailed to the name(s) and
franklintempleton.com    address on the account. Written instructions, with a
                         signature guarantee, are required to send the check to
                         another address or to make it payable to another
                         person.
--------------------------------------------------------------------------
[Insert graphic of three You can call, write, or visit us online to
lightning bolts]         have redemption proceeds sent to a bank
                         account. See the policies above for selling
BY ELECTRONIC FUNDS      shares by mail, phone, or online.
TRANSFER (ACH)
                         Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the bank and Fund accounts do not have at least one common owner.

                         If we receive your request in proper form by 1:00 p.m.
                         Pacific time, proceeds sent by ACH generally will be
                         available within two to three business days.
--------------------------------------------------------------------------
[Insert graphic of two   Obtain a current prospectus for the fund you
arrows pointing in       are considering. Prospectuses are available
opposite directions]     online at franklintempleton.com.

BY EXCHANGE              Call Shareholder Services at the number below
                         or our automated TeleFACTS system, or send
TeleFACTS(R)             signed written instructions. You also may
1-800/247-1753           place an exchange order online.  See the
(around-the-clock        policies above for selling shares by mail,
access)                  phone, or online.

                         If you hold share certificates, you will need to return them to the Fund before your exchange can be processed.
-------------------------------------------------------------------------

            FRANKLIN TEMPLETON INVESTOR SERVICES P.O. BOX 997151,
                            SACRAMENTO, CA 95899-9983
                        CALL TOLL-FREE: 1-800/632-2301
         (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)

[Insert graphic of paper and pen] ACCOUNT POLICIES
                                  ----------------


CALCULATING SHARE PRICE Each Fund calculates the net asset value per share (NAV) each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class's NAV is calculated by dividing its net assets by the number of its shares outstanding.


[Begin callout]
When you buy shares, you pay the offering price. The offering price is the NAV plus any applicable sales charge.

When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).
[End callout]

Each Fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.


ACCOUNTS WITH LOW BALANCES If the value of your account falls below $500 ($50 for employee and UGMA/UTMA accounts) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record. You will not be charged a CDSC if your account is closed for this reason.


STATEMENTS, REPORTS AND PROSPECTUSES You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement).


You also will receive the Funds' financial reports every six months as well as an annual updated prospectus. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and prospectus. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 1-800/632-2301. At any time you may view current prospectuses and financial reports on our website.

If you choose, you may receive your statements, financial reports and prospectuses through electronic delivery (please see "Telephone/Online Privileges" on page 48).


INVESTMENT REPRESENTATIVE ACCOUNT ACCESS If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and also will receive copies of all notifications and statements and other information about your account directly from the Fund.

STREET OR NOMINEE ACCOUNTS You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.


JOINT ACCOUNT RISK WITH TELEPHONE/ONLINE PRIVILEGES You will automatically receive telephone/online privileges when you open your account. If your account has more than one registered owner, telephone/online privileges allow the Fund to accept online registration for online services (including electronic delivery of shareholder documents) and transaction instructions online or by telephone from only one registered owner. This means that ANY ONE REGISTERED OWNER ON YOUR ACCOUNT, ACTING ALONE AND WITHOUT THE CONSENT OF ANY OTHER REGISTERED OWNER, may give the Fund instructions by telephone, online or in writing (subject to any limitations in telephone or online privileges) to:


o Exchange shares from a jointly registered Fund account requiring all registered owner signatures into an identically registered money fund account that only requires one registered owner's signature to redeem shares;

o Redeem Fund shares and direct the redemption proceeds to a bank account that may or may not be owned by you and, if owned by you jointly with someone else, only requires one person to withdraw funds by check or otherwise;

o Change the bank account to which Fund share redemption proceeds may be sent, which bank account may not be owned by you;

o Purchase Fund shares by debiting a bank account that may be owned by you; and

o Change the bank account that may be debited for Fund share purchases, which new account may be owned by you.

If you do NOT want another registered owner on your account to be able to issue these kinds of instructions to the Fund without your consent, you must instruct the Fund to deny/terminate online privileges and the ability to issue such instructions by telephone so that these types of instructions will only be accepted in writing signed by all account owners. This decision will apply to any other fund into which you may exchange your jointly owned Fund shares. Any later decision to permit these types of instructions by telephone and/or online will need to be given to the Fund in a written instruction signed by all registered owners.


MARKET TIMERS The Funds do not allow investments by Market Timers and may restrict or refuse purchases or exchanges by a shareholder who fails to comply with the restrictions set forth below. You may be considered a Market Timer if you have (i) requested an exchange or redemption out of any of the Franklin Templeton funds within two weeks of an earlier purchase or exchange request out of any fund, or (ii) exchanged or redeemed shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period. Accounts under common ownership or control with an account that is covered by (i) or (ii) also are subject to these limits.

Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by the Fund, its manager or shareholder services agent, will be issued a written notice of their status and the Fund's policies. Identified Market Timers will be required to register with the market timing desk of Franklin Templeton Investor Services, LLC, and to place all purchase, exchange and redemption trade requests through the desk.


ADDITIONAL POLICIES Please note that the Funds maintain additional policies and reserve certain rights, including:

o The Funds may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.
o The Funds may modify, suspend, or terminate telephone/online privileges at any time.
o At any time, the Funds may change their investment minimums or waive or lower their minimums for certain purchases.
o The Funds may modify or discontinue the exchange privilege on 60 days' notice.
o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
o For redemptions over a certain amount, each Fund reserves the right, in the case of an emergency, to make payments in securities or other assets of the Fund, if the payment of cash proceeds by check, wire or electronic funds transfer would be harmful to existing shareholders.
o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Funds promptly.

DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.


ALL FUNDS                         CLASS A      CLASS B     CLASS C
(EXCEPT FEDERAL INTERMEDIATE)
------------------------------------------------------------------------
COMMISSION (%)                    ---          3.00        2.00/3
Investment under $100,000         4.00         ---         ---
$100,000 but under $250,000       3.25         ---         ---
$250,000 but under $500,000       2.25         ---         ---
$500,000 but under $1 million     1.85         ---         ---
$1 million or more                up to 0.75/1 ---         ---
12B-1 FEE TO DEALER               0.10/1       0.15/2      0.65/4

FEDERAL INTERMEDIATE FUND
-----------------------------------------------
COMMISSION (%)                    ---
Investment under $100,000         2.00
$100,000 but under $250,000       1.50
$250,000 but under $500,000       1.00
$500,000 but under $1 million     0.85
$1 million or more                up to 0.75/1
12B-1 FEE TO DEALER               0.10/1


A dealer commission of up to 1% may be paid on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.


1. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase. 2. Dealers may be eligible to receive up to 0.15% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
3. Commission includes advance of the first year's 0.15% 12b-1 service fee. 4. Dealers may be eligible to receive up to 0.15% at the time of purchase and may be eligible to receive 1% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission and the prepaid service fee paid at the time of purchase.

[Insert graphic of question mark]QUESTIONS

If you have any questions about a Fund or your account, you can write to us at P.O. Box 997151, Sacramento, CA 95899-9983. You also can call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.


                                              HOURS (PACIFIC TIME,
DEPARTMENT NAME          TELEPHONE NUMBER     MONDAY THROUGH FRIDAY)
----------------------------------------------------------------------------
Shareholder Services     1-800/632-2301       5:30 a.m. to 5:00 p.m.
                                              6:30 a.m. to 2:30 p.m.
                                              (Saturday)
Fund Information         1-800/DIAL BEN       5:30 a.m. to 5:00 p.m.
                         (1-800/342-5236)     6:30 a.m. to 2:30 p.m.
                                              (Saturday)
Retirement Services      1-800/527-2020       5:30 a.m. to 5:00 p.m.
Advisor Services         1-800/524-4040       5:30 a.m. to 5:00 p.m.
FTI Institutional        1-800/321-8563       6:00 a.m. to 4:00 p.m.
Services
TDD (hearing impaired)   1-800/851-0637       5:30 a.m. to 5:00 p.m.
TeleFACTS(R)(automated)  1-800/247-1753       (around-the-clock access)




FOR MORE INFORMATION

You can learn more about each Fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes a discussion of recent market conditions and Fund strategies that significantly affected Fund performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about each Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below. You also can view the current annual/semiannual report online at franklintempleton.com.


FRANKLIN(R)TEMPLETON(R)
1-800/DIAL BEN(R) (1-800/342-5236)
TDD (Hearing Impaired) 1-800/851-0637
franklintempleton.com




You also can obtain information about each Fund by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.


Investment Company Act file #811-4149                                   TF3 P
07/02























FRANKLIN
TAX-FREE TRUST

FRANKLIN ARIZONA TAX-FREE INCOME FUND
FRANKLIN COLORADO TAX-FREE INCOME FUND
FRANKLIN CONNECTICUT TAX-FREE INCOME FUND

FRANKLIN DOUBLE TAX-FREE INCOME FUND
(FORMERY FRANKLIN PUERTO RICO TAX-FREE INCOME FUND)

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND
FRANKLIN NEW JERSEY TAX-FREE INCOME FUND
FRANKLIN OREGON TAX-FREE INCOME FUND
FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND

[INSERT FRANKLIN TEMPLETON BEN HEAD]

STATEMENT OF ADDITIONAL INFORMATION


JULY 1, 2002


P.O. BOX 997151, SACRAMENTO, CA 95899-9983 1-800/DIAL BEN(R)


This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Funds' prospectus. The Funds' prospectus, dated July 1, 2002, which we may amend from time to time, contains the basic information you should know before investing in the Funds. You should read this SAI together with the Funds' prospectus.

The audited financial statements and auditor's report in the Funds' Annual Report to Shareholders, for the fiscal year ended February 28, 2002, are incorporated by reference (are legally a part of this SAI).


For a free copy of the current prospectus or annual report, contact your investment representative or call 1-800/DIAL BEN (1-800/342-5236).

CONTENTS


Goals, Strategies and Risks . . . . . . . . . . 2
State and U.S. Territory Risks . . . . . . . . .7
Officers and Trustees . . . . . . . . . . . . .11
Management and Other Services . . . . . . . . .16
Portfolio Transactions . . . . . . . . . . . . 18
Distributions and Taxes . . . . . . . . . . . .19
Organization, Voting Rights
 and Principal Holders . . . . . . . . . . . . 21
Buying and Selling Shares . . . . . . . . . . .22
Pricing Shares . . . . . . . . . . . . . . . . 27
The Underwriter . . . . . . . . . . . . . . . .27
Performance . . . . . . . . . . . . . . . . . .30
Miscellaneous Information . . . . . . . . . . .35
Description of Ratings . . . . . . . . . . . . 36
State Tax Treatment . . . . . . . . . . . . . .39




------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:
------------------------------------------------------------------------------
O ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
  RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

O ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

O ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

GOALS, STRATEGIES AND RISKS

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when a Fund makes an investment. In most cases, the Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

If a bankruptcy or other extraordinary event occurs concerning a particular security the Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to shareholders.

Each Fund has adopted certain investment restrictions as fundamental and non-fundamental policies. A fundamental policy may only be changed if the change is approved by (i) more than 50% of a Fund's outstanding shares or (ii) 67% or more of a Fund's shares present at a shareholder meeting if more than 50% of a Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less. A non-fundamental policy may be changed by the board of trustees without the approval of shareholders.

FUNDAMENTAL INVESTMENT POLICIES

The Federal Intermediate Fund's investment goal is to provide investors with as high a level of income exempt from federal income taxes, including the individual alternative minimum tax, as is consistent with prudent investment management and the preservation of shareholders' capital.

The High Yield Fund's principal investment goal is to provide investors with a high current yield exempt from federal income taxes. Its secondary goal is capital appreciation to the extent possible and consistent with the Fund's principal investment goal.


The Double Tax-Free Fund's investment goal is to provide investors with as high a level of income exempt from federal income taxes and from state personal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital.

Each state Fund's investment goal is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital. Each state Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of the Fund's state.

Each Fund normally invests at least 80% of its assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax. Each Fund applies this test to its net assets, except for Federal Intermediate Fund, which applies this test to its total assets. In addition, each state Fund invests at least 80% of its net assets in securities that pay interest free from the personal income taxes, if any, of that Fund's state, and Double Tax-Free Fund normally invests at lest 80% of its net assets in securities whose interest is free from state personal income taxes.

Each Fund applies this test to its total assets, except for the Double Tax-Free Fund, which applies this test to its net assets.


Each Fund may not:

1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefore) for temporary or emergency purposes may be made from banks in any amount up to 5% of the total asset value.

2. Buy any securities on "margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

3. Make loans, except through the purchase of readily marketable debt securities which are either publicly distributed or customarily purchased by institutional investors. Although such loans are not presently intended, this prohibition will not preclude the Fund from loaning portfolio securities to broker-dealers or other institutional investors if at least 102% cash collateral is pledged and maintained by the borrower; provided such portfolio security loans may not be made if, as a result, the aggregate of such loans exceeds 10% of the value of the Fund's total assets at the time of the most recent loan.

4. Act as underwriter of securities issued by other persons, except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

5. Purchase the securities of any issuer which would result in owning more than 10% of the voting securities of such issuer, except with respect to the Connecticut and Federal Intermediate Funds, each of which will not purchase a security, if as a result: i) more than 25% of its total assets would be invested in the securities of a single issuer or ii) with respect to 50% of its total assets, more than 5% of its assets would be invested in the securities of a single issuer.

6. Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees, or investment manager own beneficially more than one-half of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

7. Acquire, lease or hold real estate, except such as may be necessary or advisable for the maintenance of its offices and provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

8. Invest in commodities and commodity contracts, puts, calls, straddles, spreads or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold and dispose of "obligations with puts attached" in accordance with its investment policies.

9. Invest in companies for the purpose of exercising control or management.

10. For each Fund except the Federal Intermediate Fund, purchase securities of other investment companies, except in connection with a merger, consolidation or reorganization, except to the extent the Fund invests its uninvested daily cash balances in shares of the Franklin Tax-Exempt Money Fund and other tax-exempt money market funds in Franklin Templeton Investments provided i) its purchases and redemptions of such money market fund shares may not be subject to any purchase or redemption fees, ii) its investments may not be subject to duplication of management fees, nor to any charge related to the expense of distributing the Fund's shares (as determined under Rule 12b-1, as amended under the federal securities laws) and iii) aggregate investments by the Fund in any such money market fund do not exceed (A) the greater of (i) 5% of the Fund's total net assets or (ii) $2.5 million, or (B) more than 3% of the outstanding shares of any such money market fund.

11. For each Fund except the Federal Intermediate Fund, invest more than 25% of its assets in securities of any industry; although for purposes of this limitation, tax-exempt securities and U.S. government obligations are not considered to be part of any industry.

The following investment restrictions only apply to the Federal Intermediate
Fund:

12. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization. To the extent permitted by exemptions which may be granted under the Investment Company Act of 1940, the Federal Intermediate Fund may invest in shares of one or more investment companies, of the type generally referred to as money market funds, managed by Franklin Advisers, Inc. or its affiliates.

13. Purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale.

14. Invest more than 25% of its assets in securities of any industry. For purposes of this limitation, tax-exempt securities issued by governments or political subdivisions of governments are not considered to be part of any industry.

NON-FUNDAMENTAL INVESTMENT POLICIES


Unlike the state and Double Tax-Free Funds, the Federal Intermediate and High Yield Funds are diversified nationally. The High Yield Fund will not invest more than 25% of its total assets in the municipal securities of any one state or territory.


Municipal securities issued by a Fund's state or that state's counties, municipalities, authorities, agencies, or other subdivisions, as well as qualifying municipal securities issued by U.S. territories such as Guam, Puerto Rico, the Mariana Islands or the U.S. Virgin Islands, generally pay interest free from federal income tax and from state personal income taxes, if any, for residents of the Fund's state.

Each Fund tries to invest all of its assets in tax-free municipal securities. The issuer's bond counsel generally gives the issuer an opinion on the tax-exempt status of a municipal security when the security is issued.

Some states may require a Fund to invest a certain amount of its assets in securities of that state, or in securities that are otherwise tax-free under the laws of that state, in order for any portion of the Fund's distributions to be free from the state's personal income taxes. If a Fund's state requires this, the Fund will try to invest its assets as required so that its distributions will be free from personal income taxes for resident shareholders of the Fund's state.


INVESTMENTS, TECHNIQUES, STRATEGIES AND THEIR RISKS


The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of the Fund's shares may also change with movements in the stock and bond markets as a whole.


BELOW IS A DESCRIPTION OF VARIOUS TYPES OF MUNICIPAL AND OTHER SECURITIES THAT EACH FUND MAY BUY. OTHER TYPES OF MUNICIPAL SECURITIES MAY BECOME AVAILABLE THAT ARE SIMILAR TO THOSE DESCRIBED BELOW AND IN WHICH EACH FUND ALSO MAY INVEST, IF CONSISTENT WITH ITS INVESTMENT GOAL AND POLICIES.

MUNICIPAL BONDS have two principal classifications: general obligation bonds and revenue bonds.

GENERAL OBLIGATION BONDS. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

REVENUE BONDS. The full faith, credit and taxing power of the issuer do not secure revenue bonds. Instead, the principal security for a revenue bond generally is the net revenue derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security behind these bonds may vary. For example, housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Many bonds provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments. Some authorities have further security in the form of state assurances (although without obligation) to make up deficiencies in the debt service reserve fund.

ANTICIPATION NOTES are issued to provide interim financing of various municipal needs in anticipation of the receipt of other sources of money for repayment of the notes.

BOND ANTICIPATION notes are normally issued to provide interim financing until a long-term bond financing can be arranged which provides the money for the repayment of the notes.

REVENUE ANTICIPATION notes are issued in expectation of the receipt of revenue sources, other than tax receipts, such as federal revenues available under the Federal Revenue Sharing Program.

TAX ANTICIPATION notes are issued to finance the short-term working capital needs of municipalities in anticipation of the receipt of various seasonal tax revenues that are used to repay the notes. They are usually general obligations of the issuer and are secured by the taxing power for the payment of principal and interest.

CALLABLE BONDS Each Fund may invest in callable bonds, which allow the issuer to repay some or all of the bonds ahead of schedule. If a bond is called, the Fund will receive the principal amount, the accrued interest, and may receive a small additional payment as a call premium. The manager may sell a callable bond before its call date if it believes the bond is at its maximum premium potential. When pricing callable bonds, the call feature is factored into the price of the bonds and may impact a Fund's net asset value.

An issuer is more likely to call its bonds when interest rates are below the rate at which the original bond was issued, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security. A call of some or all of these securities may lower a Fund's income, its yield and its distributions to shareholders. If the Fund originally paid a premium for the bond because it had appreciated in value from its original issue price, the Fund also may not be able to recover the full amount it paid for the bond. One way for a Fund to protect itself from call risk is to buy bonds with call protection. Call protection is an assurance that the bond will not be called for a specific time period, typically five to 10 years from when the bond is issued.

COMMERCIAL PAPER is a promissory note issued by a corporation to finance its short-term credit needs. Each Fund may invest in taxable commercial paper only for temporary defensive purposes.

CONVERTIBLE AND STEP COUPON BONDS Each Fund may each invest a portion of its assets in convertible and step coupon bonds. Convertible bonds are zero-coupon securities until a predetermined date, at which time they convert to a specified coupon security. The coupon on step coupon bonds changes periodically during the life of the security based on predetermined dates chosen when the security is issued. Zero coupon bonds tend to react more sharply to changes in interest rates than traditional bonds.

ESCROW-SECURED OR PRE-REFUNDED BONDS are created when an issuer uses the proceeds from a new bond issue to buy high grade, interest bearing debt securities, generally direct obligations of the U.S. government in order to redeem (or pre-refunded), before maturity, an outstanding bond issue that is not immediately callable. These securities are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the pre-refunded bond. Pre-refunded bonds often receive a triple A or equivalent rating. Because pre-refunded bonds still bear the same interest rate, and have a very high credit quality, their price may increase. However, as the original bond approaches its call date, the bond's price will fall to its call price. Each Fund's manager attempts to manage the pre-refunded bonds in its portfolio so that it sells them before this decline in price occurs.

MUNICIPAL LEASE OBLIGATIONS are created to finance the purchase of property for public use. The property is then leased to the state or a local government and these leases secure the municipal lease obligations. The lease payments are used to pay the interest on the obligations. However, municipal lease obligations differ from other municipal securities because each year the lessee's governing body must appropriate (set aside) the money to make the lease payments. If the money is not appropriated, the issuer or the lessee can end the lease without penalty. If the lease is cancelled, investors who own the municipal lease obligations may not be paid.


Each Fund may invest in municipal lease obligations, including certificates of participation. In an effort to assure that the Fund's municipal lease obligations are liquid investments, the Fund's manager reviews investments liquidity based on various factors subject to regular monitoring by the board of trustees.


Since annual appropriations are required to make lease payments, municipal lease obligations generally are not subject to constitutional limitations on the issuance of debt, and may allow an issuer to increase government liabilities beyond constitutional debt limits. When faced with increasingly tight budgets, local governments have more discretion to curtail lease payments under a municipal lease obligation than they do to curtail payments on other municipal securities. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligations. If this happens, there is no assurance that the property's private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligations or that the payments will continue to be tax-free.

While cancellation risk is inherent to municipal lease obligations, each Fund believes that this risk may be reduced, although not eliminated, by its policies on the quality of municipal lease securities in which it may invest.

STRIPPED MUNICIPAL SECURITIES Municipal securities may be sold in "stripped" form. Stripped municipal securities represent separate ownership of principal and interest payments on municipal securities.

TAX-EXEMPT COMMERCIAL PAPER typically represents a short-term obligation (270 days or less) issued by a municipality to meet working capital needs.

TAX-EXEMPT INDUSTRIAL DEVELOPMENT REVENUE BONDS are issued by or on behalf of public authorities to finance various privately operated facilities which are expected to benefit the municipality and its residents, such as business, manufacturing, housing, sports and pollution control, as well as public facilities such as airports, mass transit systems, ports and parking. The payment of principal and interest is solely dependent on the ability of the facility's user to meet its financial obligations and the pledge, if any, of the facility or other property as security for payment.

U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or by agencies and instrumentalities of the U.S. government and are backed by the full faith and credit of the U.S. government. They include Treasury bills, notes and bonds.

VARIABLE OR FLOATING RATE SECURITIES Each Fund may invest in variable or floating rate securities, including variable rate demand notes, which have interest rates that change either at specific intervals (variable rate), from daily up to monthly, or whenever a benchmark rate changes (floating rate). The interest rate adjustments are designed to help stabilize the security's price. While this feature helps protect against a decline in the security's market price when interest rates rise, it lowers a Fund's income when interest rates fall. Of course, a Fund's income from its variable rate investments also may increase if interest rates rise.

Variable or floating rate securities may include a demand feature, which may be unconditional. The demand feature allows the holder to demand prepayment of the principal amount before maturity, generally on one to 30 days' notice. The holder receives the principal amount plus any accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the security. Each Fund generally uses variable or floating rate securities as short-term investments while waiting for long-term investment opportunities.

ZERO-COUPON AND DELAYED INTEREST SECURITIES Each Fund may invest in zero-coupon and delayed interest securities. Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer's perceived credit quality. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Fund may not receive any return on its investment.

Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return.

An investment in zero-coupon and delayed interest securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment. To generate cash to satisfy distribution requirements, the Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

IN ADDITION TO STANDARD PURCHASES AND SALES OF VARIOUS MUNICIPAL SECURITIES, EACH FUND'S PORTFOLIO MAY ALSO BE SUBJECT TO CERTAIN OTHER CHARACTERISTICS AND RISKS, AND MAY ALSO ENGAGE IN OTHER STRATEGIES, WHICH, ALONG WITH THESE RISKS, ARE DESCRIBED BELOW. SHOULD OTHER STRATEGIES, NOT SPECIFICALLY DESCRIBED BELOW, BECOME AVAILABLE OR ATTRACTIVE, THE MANAGER MAY ENGAGE IN THEM SO LONG AS THEY ARE CONSISTENT WITH EACH FUND'S GOALS AND OBJECTIVES.

CREDIT QUALITY All things being equal, the lower a security's credit quality, the higher the risk and the higher the yield the security generally must pay as compensation to investors for the higher risk.

A security's credit quality depends on the issuer's ability to pay interest on the security and, ultimately, to repay the principal. Independent rating agencies, such as Fitch Investors Service Inc. (Fitch), Moody's Investors Service, Inc. (Moody's), and Standard & Poor's Ratings Group (S&P(R)), often rate municipal securities based on their analysis of the issuer's credit quality. Most rating agencies use a descending alphabet scale to rate long-term securities, and a descending numerical scale to rate short-term securities. Securities in the top four ratings are "investment grade," although securities in the fourth highest rating may have some speculative features. These ratings are described at the end of this SAI under "Description of Ratings."

An insurance company, bank or other foreign or domestic entity may provide credit support for a municipal security and enhance its credit quality. For example, some municipal securities are insured, which means they are covered by an insurance policy that guarantees the timely payment of principal and interest. Other municipal securities may be backed by letters of credit, guarantees, or escrow or trust accounts that contain securities backed by the full faith and credit of the U.S. government to secure the payment of principal and interest.

As discussed in the prospectus, each Fund has limitations on the credit quality of the securities it may buy. These limitations generally are applied when the Fund makes an investment so that the Fund is not required to sell a security because of a later change in circumstances.

In addition to considering ratings in its selection of each Fund's portfolio securities, the manager may consider, among other things, information about the financial history and condition of the issuer, revenue and expense prospects and, in the case of revenue bonds, the financial history and condition of the source of revenue to service the bonds. Securities that depend on the credit of the U.S. government are regarded as having a triple A or equivalent rating.

The High Yield Fund invests at least 65% of its assets in high yield securities. The High Yield Fund may invest in securities rated in any rating category, including defaulted securities if the manager believes the issuer may resume making interest payments or other favorable developments seem likely in the near future. The High Yield Fund, however, currently does not intend to invest more than 10% of its assets in defaulted securities. While the Fund tries to invest in lower-rated securities, the manager may consider existing market conditions, the availability of lower-rated securities, and whether the difference in yields between higher- and lower-rated securities justifies the higher risk of lower-rated securities when selecting securities for the High Yield Fund's portfolio.

DIVERSIFICATION All of the Funds, except the Connecticut and Federal Intermediate Funds, are diversified funds. The Connecticut and Federal Intermediate Funds are non-diversified. As a fundamental policy, none of the diversified Funds will buy a security if, with respect to 75% of its net assets, more than 5% would be in the securities of any single issuer (with the exception of obligations of the U.S. government). For this purpose, each political subdivision, agency, or instrumentality, each multi-state agency of which a state is a member, and each public authority that issues private activity bonds on behalf of a private entity, is considered a separate issuer. Escrow-secured or defeased bonds are not generally considered an obligation of the original municipality when determining diversification.

Each Fund, including the Connecticut and Federal Intermediate Funds, intends to meet certain diversification requirements for tax purposes. Generally, to meet federal tax requirements at the close of each quarter, a Fund may not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, may not invest more than 5% of its total assets in any one issuer. These limitations do not apply to U.S. government securities and may be revised if applicable federal income tax requirements are revised.

ILLIQUID INVESTMENTS Each Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities generally are securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them.

MATURITY Municipal securities are issued with a specific maturity date - the date when the issuer must repay the amount borrowed. Maturities typically range from less than one year (short term) to 30 years (long term). In general, securities with longer maturities are more sensitive to price changes, although they may provide higher yields. The Funds have no restrictions on the maturity of the securities they may buy or on its average portfolio maturity.

PORTFOLIO TURNOVER The frequency of portfolio transactions, usually referred to as the portfolio turnover rate, varies for each Fund from year to year, depending on market conditions. While short-term trading increases portfolio turnover and may increase costs, the execution costs for municipal securities are substantially less than for equivalent dollar values of equity securities.


TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unusual or unfavorable for investors, the manager may invest up to 100% of a Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the securities in which the Funds' normally invest or the economies of the states and territories where the Funds' invest.


Temporary defensive investments generally may include securities that pay taxable interest, including (i) for the state Funds, municipal securities issued by a state or local government other than the Fund's state; (ii) high quality commercial paper; or (iii) securities issued by or guaranteed by the full faith and credit of the U.S. government. Each Fund also may invest all of its assets in municipal securities issued by a U.S. territory such as Guam, Puerto Rico, the Mariana Islands or the U.S. Virgin Islands. The manager also may invest in these types of securities or hold cash when securities meeting the Fund's investment criteria are unavailable or to maintain liquidity.

WHEN-ISSUED TRANSACTIONS Municipal securities are frequently offered on a "when-issued" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to buy is made, but delivery and payment take place at a later date. During the time between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. If the other party to the transaction fails to deliver or pay for the security, the Fund could miss a favorable price or yield opportunity, or could experience a loss.

When a Fund makes the commitment to buy a municipal security on a when-issued basis, it records the transaction and includes the value of the security in the calculation of its net asset value. The Fund does not believe that its net asset value or income will be negatively affected by its purchase of municipal securities on a when-issued basis. The Fund will not engage in when-issued transactions for investment leverage purposes.

Although a Fund generally will buy municipal securities on a when-issued basis with the intention of acquiring the securities, it may sell the securities before the settlement date if it is considered advisable. When a Fund is the buyer, it will set aside on its books cash or liquid securities, with an aggregate value equal to the amount of its purchase commitments, until payment is made. If assets of a Fund are held in cash pending the settlement of a purchase of securities, the Fund will not earn income on those assets.

STATE AND U.S. TERRITORY RISKS

STATE Since each state Fund mainly invests in the municipal securities of its state, its performance is closely tied to the ability of issuers of municipal securities in its state to continue to make principal and interest payments on their securities. The issuers' ability to do this is in turn dependent on economic, political and other conditions within the state. Below is a discussion of certain conditions that may affect municipal issuers in the Funds' various states. It is not a complete analysis of every material fact that may affect the ability of issuers of municipal securities to meet their debt obligations or the economic or political conditions within any state and is subject to change. The information below is based on data available to the Funds from historically reliable sources, but the Funds have not independently verified it.

The ability of issuers of municipal securities to continue to make principal and interest payments is dependent in large part on their ability to raise revenues, primarily through taxes, and to control spending. Many factors can affect a state's revenues including the rate of population growth, unemployment rates, personal income growth, federal aid, and the ability to attract and keep successful businesses. A number of factors can also affect a state's spending including the need for infrastructure improvements, increased costs for education and other services, current debt levels, and the existence of accumulated budget deficits.

The following gives more information about the risks of investing in the Funds. Please read this information together with the section "Main Risks" in the Prospectus.


ARIZONA. The economic performance nationally has contributed to recent weakness in Arizona. Manufacturing and service industries have declined with the overall economy but have been offset by growth in government and retail sectors. The unemployment rate increased to 4.4% from 3.9% in 2000. Although population growth is expected to remain strong in the near term, the rate of growth has slowed since the mid 1990's. Many of the primary factors for a favorable outlook for Arizona remain intact including competitive wage rates, low energy costs, corporate tax reductions and an abundance of land. Arizona exposure to defense related industries has softened the recent economic downturn and should benefit from increased emphasis at the national level for expanded military expenditures.

Arizona's economy was heavily dependent on its farming, mining and real estate industries in the past. Arizona's economy has continued to diversify. As of 2001, manufacturing accounted for approximately 9.6% of the state's total employment, trade 23.4%, services 31.9%, government 16.3%, construction 7.2%, finance 6.4%, and transportation/utilities, 4.8%. Farming and mining accounted for less than 2% of the total workforce. Approximately 43% of the state's exports have been in the area of high-technology products. Over the past five years the state's GDP has increased to $153 billion in 2001 from $121 billion in 1996.

Under its constitution, Arizona cannot issue general obligation debt. Thus, gross state debt levels have remained moderate. The state historically has relied on lease obligations, revenue bonds, and pay-as-you-go financing for its capital needs. Arizona's recent weakness has led to its first deficit in five years reducing its general fund balance.

COLORADO. During the 1980s, Colorado's economy was dependent on its energy sector. As a result, when the energy sector declined in the mid-to-late 1980s, the state suffered a sharp economic downturn. Since 1991, growth in the services, trade and government sectors has improved Colorado's economic diversification. Like many other states around the nation, Colorado has suffered economically with weakness in technology, manufacturing, and telecommunication industries declining. Areas of strength are healthcare and financial services. Population and income levels have continued grown but at a slower pace. Colorado has a higher per capita income than the national average. The unemployment rate increased to 3.3% in 2001 from 2.7% still below the national average.

The recent weakness of Colorado's economy has WEAKENED the state's financial position. Since Colorado's constitution prohibits the issuance of general obligation debt, the state's debt burden has been low. The state has relied primarily on pay-as-you-go and lease financing to meet its capital improvement needs.

CONNECTICUT. Connecticut's economy faired better than the nation's in early 2001, but has weakened since then. Gains in tourism and business services have led to greater economic diversification as the economy has continued to move from manufacturing and defense related industries towards services. However, the insurance and financial services sectors have been hurt by the events of September 11. Additionally, manufacturing remains a top sector for the state and is also performing poorly.

Connecticut has sought to further its economic growth with various business and tax incentives such as corporate and sales tax rate cuts, corporate tax credits for research and development and various other business tax credits. Nonetheless, the state's tight labor market, slow population growth and high wages may limit future growth. Additionally, the Governor's proposed budget for FY02 includes several modifications to the state's tax law. The most noteworthy is the repeal of the 5.75% sales tax on hospital services, which will reduce revenues by more than $110 million in FY02. Connecticut continues to rank #1 in terms of per capita income, with 137% of the national average in 2000.

In FY01, Connecticut ran a $33 million surplus after transfers and ended the year with a positive fund balance of $813 million. Financial performance has benefited from various fiscal reforms including a constitutional amendment requiring balanced budgets, expenditure caps and the implementation of a personal income tax. These improvements have allowed the state to post a budget reserve of $594 million for FY01. Potential areas of financial stress may include increased spending for education, a high debt burden, and large, unfunded pension and teachers' retirement obligations.

In September 2001, the state Comptroller estimated a $300 million operating deficit for fiscal 2002. The majority of this projected deficit has been offset by planned spending cuts.

NEW JERSEY. Historically, New Jersey's economy, which greatly benefits from the substantial employment opportunities in New York and Pennsylvania, has been one of the most diverse in the nation. Like many other states in the northeast region, New Jersey was hit especially hard by the recession in the early 1990s and was slower to recover than many other states. The state's performance had improved through 2000 but declined in 2001. Jobs grew at a rate of 2% in 1998, 1.7% in 1999, 1.5% in 2000, but declined -0.67% in 2001. While these rates were below the national rates of 2.6% in 1998, 2.3% in 1999, 2.1% in 2000, and -0.13%
in 2001 they led the region. Unemployment levels also have increased to 4.8% in 2001 from 3.8% in 2000 and a high of 8.4% in 1992. These rates are slightly below the national rate of 5.8% in 2001.

The state ended fiscal 2001 with a surplus and increased its general fund balance $611 million to $3.3 billion. The state's positive financial performance reflects the higher level of gross income tax and sales tax revenues. Much of this growth was from the high-income taxpayer base, as well as capital gains income, which grew due in part to the success of the financial services sector. The state's increased reliance on high-income taxpayers and capital gains taxes makes the state's revenue stream more vulnerable in times of economic weakness.

The state's outstanding debt has grown significantly in recent years. As of October 2001 the state ranked near the top in net tax-supported debt, the ratio of debt to personal income, and debt per capita. Nonetheless, debt service has remained manageable in light of the state's resources.

OREGON. Oregon's economic growth has slowed over the past two years due to the effects of the national recession and in particular, slowing in high-tech and construction spending. This slowdown follows a decade of strong growth with 20.4% population increases from '90 to '00 due to the high-tech expansion and the in-migration to the surrounding states, particularly from California. Future growth is likely to be dependent on the strength of the national economy, as well as the strength of the state's high-tech industries, construction spending, and the performance of Pacific Rim economies. Economic growth may be hampered, however, by the state's rising energy and housing costs, which have lessened Oregon's competitive position in attracting new businesses.

All levels of government in Oregon are facing budget shortfalls due to the economic slowdown and the corresponding reduction in tax revenues. The state's economy is further constrained by recent voter initiatives that limit the state's financial flexibility. In November 1990, voters approved Measure 5, which limited local property taxes and required the state to provide replacement revenues to schools and in May 1997, voters passed Measure 50.

The March '02 report by the Oregon Office of Economic Analysis shows a $767 million revenue shortfall for the budgeted period 2001-03, however, the Governor and State Legislature are currently working on a plan to balance the budget.

PENNSYLVANIA. Although improving, the performance of Pennsylvania's economy has continued to lag behind the national average. While Pennsylvania benefits from a highly diverse economy; retail trade, manufacturing, service and construction industries have continued to contract. Unemployment levels have been improving, yet are still higher than the national rate. Net migration, population and personal income growth also has remained below national LEVELS. However, on a per capita income basis Pennsylvania is slightly above the national average.


To try to improve its economic performance, Pennsylvania recently made economic development a priority. To attract new business, the commonwealth has implemented various business tax cuts and has attempted to ease its regulatory environment. These steps, together with the commonwealth's strong education, health care and transportation systems, could help to provide a positive environment for attracting businesses.


Historically, Pennsylvania's financial performance has been tied to fluctuations in both national and regional economic trends. In recent years, improvements in the commonwealth's economy and higher-than-expected tax revenues have helped strengthen the commonwealth's financial position. The commonwealth has posted ten years of budgetary surplus operations with the past seven years showing revenues well in excess of projections. Due to the cyclical nature of its economy and financial performance, the commonwealth has been committed to using a portion of its surpluses to build reserves (the Tax Stabilization Fund) in the hope of providing some security against future economic downturns or other uncertainties that could affect the state. The commonwealth is required to transfer 15% of the unappropriated year-end surplus to this fund, and after four years of making significant transfers, the commonwealth did not make a transfer in fiscal 2001. At the end of fiscal 2001, the Tax Stabilization Fund reserve grew as a result of interest earnings to $1.127 billion or a healthy 5.7% of revenues in addition to $1.7 billion in unreserved moneys.


U.S. TERRITORIES Since each Fund may invest up to 35% of its assets in municipal securities issued by U.S. territories, the ability of municipal issuers in U.S. territories to continue to make principal and interest payments also may affect a Fund's performance. As with municipal issuers, the ability to make these payments is dependent on economic, political and other conditions. Below is a discussion of certain conditions within some of the territories where the Funds may invest. It is not a complete analysis of every material fact that may affect the ability of issuers of U.S. territory municipal securities to meet their debt obligations or the economic or political conditions within the territories and is subject to change. It is based on data available to the Funds from historically reliable sources, but it has not been independently verified by the Funds.


PUERTO RICO. Puerto Rico's economy and financial performance continues to track that of the U.S. with strong economic growth through fiscal year 2000. Relatively strong revenue growth and continued aggressive tax collection procedures resulted in a general fund surplus for fiscal year 2000 of $229 million, but this was down from 1999's $497 million figure. The unreserved balance of the surplus for 2000 was a negative $ 97 million, down from 1999's positive $185 million figure. For fiscal year 2001, a general fund deficit is expected. The island's unemployment rate dropped from 13.6% in 1998 down to an average of 10.5% for fiscal year 2001. However, as of August 2001 (two months into fiscal year 2002), the unemployment rate had increased to 12.4%, reflecting the slowing economy.

While Puerto Rico's debt per capita levels are at the higher end of the spectrum compared to American states, this is partly explained by the fact that Puerto Rico generally centralizes its debt issuance at the commonwealth level. These debt levels have increased as Puerto Rico finances significant capital and infrastructure improvements. Puerto Rico continues to maintain a large unfunded pension liability of $8 billion, which the government is partially addressing by using some of the proceeds of the privatization of its telephone system to pay down the liability. Additionally, the government changed its pension system from a defined benefit to a defined contribution plan, which will cause the liability to stop increasing. S&P rates Puerto Rico's general obligation debt at A, with a credit-watch negative outlook. Moody's rates the island's general obligation debt at Baa1 with a stable outlook. The Moody's rating has been at Baa1 since 1976 and the S&P rating has been at A since 1956.

Puerto Rico continues to face challenges from the 1996 passage of a bill eliminating Section 936 of the Internal Revenue Code. This section has given certain U.S. corporations operating in Puerto Rico significant tax advantages. These incentives have helped considerably with Puerto Rico's economic growth, especially with the development of its manufacturing sector. U.S. firms that have benefited from these incentives have provided a significant portion of Puerto Rico's revenues, employment and deposits in local financial institutions. The section 936 incentives are being phased out over a 10-year period ending in 2006. It is hoped that this long phase-out period will give Puerto Rico sufficient time to lessen the potentially negative effects of section 936's elimination. As of fiscal year 2001, business continues to show interest in Puerto Rico as manufacturing and services/commerce continue to represent the largest sector of employment.

Outstanding issues relating to the potential for a transition to statehood also may have broad implications for Puerto Rico and it's financial and credit position.

GUAM. Guam's economy has been heavily dependent on tourism. It has been especially dependent on Japanese tourism, which has made Guam vulnerable to fluctuations in the relationship between the U.S. dollar and the Japanese yen. The recent Asian economic crisis and Typhoon Paka, which hit Guam in December 1997, negatively affected both tourism and other economic activities in Guam and contributed to a decline of 1.8% in gross island product between 1997 and 1998. Guam has experienced five years of negative employment growth, and unemployment hovers around 15%. Guam saw an increase in tourism in 1999 and 2000 after a huge decline in 1998 after Typhoon Paka. Tourism was also up in early 2001. However tourism was affected after September, and although final numbers are not yet available, tourism is expected to have declined in 2001.

In the early to mid-1990s, Guam's financial position deteriorated due to a series of natural disasters that led to increased spending on top of already significant budget gaps. As a result, the government introduced a comprehensive financial plan in June 1995 to help balance the budget and reduce the general fund deficit by fiscal 1999. However due to the Japanese economic crisis and Typhoon Paka, the financial plan was not been followed. As a result Guam had negative operations in fiscal 1999. Guam was able to post a small surplus in 2000, but Guam's accumulated deficit fund balance was $100 million, which is 30% of expenditures. The fiscal 2001 audit is not yet available, but unaudited results show that revenues declined another 7%.

While Guam's debt burden has been manageable, Guam's ability to maintain current debt levels may be challenged in the near future. U.S. military downsizing has reduced the federal presence on the island and also may reduce federal support for infrastructure projects. At the same time, Guam has faced increasing pressure to improve its infrastructure to help generate economic development. In addition, Guam has a large unfunded pension liability. It currently plans to issue debt to fund this liability sometime in 2002, which will reduce this liability, but increase its debt burden.

Recently, S&P's downgraded Guam's general obligation rating to BB with a stable outlook due to Guam's continued weak financial position and inability to meet the goals of the financial plan.

MARIANA ISLANDS. The Mariana Islands became a U.S. territory in 1975. At that time, the U.S. government agreed to exempt the islands from federal minimum wage and immigration laws in an effort to help stimulate industry and the economy. The islands' minimum wage is currently $2 per hour below the U.S. level. Because of this wage differential, tens of thousands of workers have emigrated from various Asian countries to provide cheap labor for the islands' industries over the last several decades. Foreign workers account for approximately four times the number of indigenous workers.

Tourism and apparel drive the islands' economy. However, visitors to the islands have declined slightly over the past several years - from 736,000 in 1996 to 529,000 in 2000. For fiscal year 2000, GDP is estimated at approximately $900 million. General Fund revenues for fiscal year 2000 were $216 million, down slightly from the previous year's $ 221 million. Expenditures for fiscal year 2000 were basically unchanged from 1999. However, after transfers, the accumulated deficit increased slightly to $70 million.

The total population for all the islands as of the end of fiscal year 2001 is estimated at 74,612, up from 67,212 at the end of fiscal year 1996. Gross domestic product per capita for fiscal year 2000 is estimated at $12,500.

U.S. VIRGIN ISLANDS. The U.S. Virgin Islands Government has suffered numerous years of budget imbalances over the past decade. The Government's cash flow problems have created recurring annual general fund deficits. Although the financial operations of the Government have rarely been audited since fiscal year 1984, the accumulated deficit was estimated to be about $341 million at June 30, 1999. The Virgin Islands' large public sector payroll (approximately 27% of employment), relatively small private sector that is dependent on tourism and related services, and heavy reliance on taxes as a revenue source (close to 97% of all revenues), together with the effects of three major hurricanes in the past ten years, have contributed to its financial problems. To help finance the government's deficit and meet existing payroll, vendor, and tax refund obligations, the Government has issued several tax-exempt bond deals over the past few years. The U.S. Virgin Islands Government has also been able to secure additional federal assistance, including a 25% funding increase in FY 2001 to $123 million.

The U.S. Virgin Islands did not participate in the record economic boom experienced by the mainland U.S. in the late 1990's. Consequently, the U.S. Virgin Islands continue to experience high unemployment rates and low wealth levels. The Virgin Islands are highly dependent on tourism, which accounts for approximately 70% of GDP. While the islands have experienced an increase in hotel occupancy, the majority of visitors arrive via cruise ships. Despite the slowdown in tourism after the September 11, 2001 tragedy, cruise ship passenger arrivals still posted a 4% increase over the previous year.

In September 1998, the Department of Interior Office of Inspector General issued an audit report on the Virgin Islands. It noted that while the Virgin Islands had made improvements in its financial situation, problems remained in the areas of overall financial management, expenditure control and revenue collections. To help improve its financial position, the Virgin Islands have developed a five-year economic recovery plan. This plan calls for government spending controls, a mandated 5% reduction in personnel expenditures each year through fiscal 2004, a 50% reduction in overtime expenses, and various other cost saving initiatives. In October 1999, the government and the Department of Interior entered into a Memorandum of Understanding stipulating that federal grants will be awarded contingent on several financial performance and accountability standards being met that will demonstrate improvement in the economic and financial condition of the islands. Since the plan is still relatively new, it is not yet certain whether or to what extent the plan will be successful in helping the Virgin Islands improve its financial condition.

OFFICERS AND TRUSTEES
------------------------------------------------------------------------------

The Trust has a board of trustees. Each trustee will serve until that person's successor is elected and qualified. The board is responsible for the overall management of the Trust, including general supervision and review of each Fund's investment activities. The board, in turn, elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The board also monitors each Fund to ensure no material conflicts exist among share classes. While none is expected, the board will act appropriately to resolve any material conflict that may arise.

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below.

INDEPENDENT BOARD MEMBERS
-------------------------
                                            NUMBER OF
                                           PORTFOLIOS
                                             IN FUND
 NAME, AGE AND     POSITION     LENGTH OF    COMPLEX          OTHER
    ADDRESS                    TIME SERVED  OVERSEEN   DIRECTORSHIPS HELD
                                            BY BOARD
                                             MEMBER*
---------------------------------------------------------------------------
FRANK H.        Trustee        Since 1984  105         None
ABBOTT, III
(81)

One Franklin
Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until
1996) and Vacu-Dry Co. (food processing) (until 1996).
---------------------------------------------------------------------------
HARRIS J.       Trustee        Since 1984  133         Director, RBC
ASHTON (70)                                            Holdings, Inc.
One Franklin                                           (bank holding
Parkway                                                company) and Bar-S
San Mateo, CA                                          Foods (meat
94403-1906                                             packing company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
---------------------------------------------------------------------------
S. JOSEPH       Trustee        Since 1989  134         None
FORTUNATO (69)
One Franklin
Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
---------------------------------------------------------------------------
EDITH E.        Trustee        Since 1998  82          Director, Amerada
HOLIDAY (50)                                           Hess Corporation
One Franklin                                           (exploration and
Parkway                                                refining of oil
San Mateo, CA                                          and gas); Hercules
94403-1906                                             Incorporated
                                                       (chemicals, fibers
                                                       and resins);
                                                       Beverly
                                                       Enterprises, Inc.
                                                       (health care);
                                                       H.J. Heinz Company
                                                       (processed foods
                                                       and allied
                                                       products); RTI
                                                       International
                                                       Metals, Inc.
                                                       (manufacture and
                                                       distribution of
                                                       titanium); Digex
                                                       Incorporated (web
                                                       hosting provider);
                                                       and Canadian
                                                       National Railway
                                                       (railroad).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993), General Counsel to the United States Treasury Department (1989-1990), and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
---------------------------------------------------------------------------
FRANK W.T.      Trustee        Since 1984  105         Director, The
LAHAYE (73)                                            California Center
One Franklin                                           for Land Recycling
Parkway                                                (redevelopment).
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY,
Chairman, Peregrine Venture Management Company (venture capital).
---------------------------------------------------------------------------
GORDON S.       Trustee        Since 1992  133         Director, White
MACKLIN (74)                                           Mountains
One Franklin                                           Insurance Group,
Parkway                                                Ltd.; Martek
San Mateo, CA                                          Biosciences
94403-1906                                             Corporation;
                                                       WorldCom, Inc.
                                                       (communications
                                                       services);
                                                       MedImmune, Inc.
                                                       (biotechnology);
                                                       Overstock.com
                                                       (Internet
                                                       services); and
                                                       Spacehab, Inc.
                                                       (aerospace
                                                       services).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation (financial services)
(until 1998) and Hambrecht & Quist Group (investment banking) (until
1992); and President, National Association of Securities Dealers, Inc. (until 1987).
---------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS
-------------------------------------
 NAME, AGE AND     POSITION     LENGTH OF   NUMBER OF         OTHER
    ADDRESS                    TIME SERVED  PORTFOLIOS  DIRECTORSHIPS HELD
                                             IN FUND
                                             COMPLEX
                                             OVERSEEN
                                             BY BOARD
                                             MEMBER*
---------------------------------------------------------------------------
**CHARLES B.    Chairman of    Since 1984  133         None
JOHNSON (69)    the Board and
One Franklin    Trustee
Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------
**RUPERT H.     President and  Since 1984  117         None
JOHNSON, JR.    Trustee
(61)
One Franklin
Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc.;
and officer of 51 of the investment companies in Franklin Templeton
Investments.
---------------------------------------------------------------------------
SHEILA AMOROSO  Vice President Since 2000  Not         None
(42)                                       Applicable
One Franklin
Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------
HARMON E.       Vice President Since 1986  Not         None
BURNS (57)                                 Applicable
One Franklin
Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------
RAFAEL R.       Vice President Since 2000  Not         None
COSTAS, JR.                                Applicable
(37)
One Franklin
Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------
MARTIN L.       Vice           Since 1995  Not         None
FLANAGAN (42)   President and              Applicable
One Franklin    Chief
Parkway         Financial
San Mateo, CA   Officer
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC; Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------
DAVID P. GOSS   Vice President Since 2000  Not         None
(55)                                       Applicable
One Franklin
Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director, Property Resources, Inc. and Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, President,
Chief Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
---------------------------------------------------------------------------
BARBARA J.      Vice President Since 2000  Not         None
GREEN (54)                                 Applicable
One Franklin
Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President, Templeton Worldwide, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995), Attorney, Rogers & Wells (until 1986), and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
---------------------------------------------------------------------------
MICHAEL O.      Vice           Since 2002  None        Director, FTI
MAGDOL (65)     President -                            Banque, Arch
600 5th Avenue  AML                                    Chemicals, Inc.
Rockefeller     Compliance                             and Lingnan
Center                                                 Foundation
New York, NY
10048-0772

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Financial Officer and Director, Fiduciary Trust Company International; and officer of 40 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------
EDWARD V.       Vice President Since 1985  Not         None
MCVEY (64)                                 Applicable
26335 Carmel
Rancho Blvd.
Carmel, CA
93923

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Distributors, Inc.; Executive Vice President, Templeton/Franklin Investment Services, Inc.; and officer of 29 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------
KIMBERLEY       Treasurer and  Since 2000  Not         None
MONASTERIO (38) Principal                  Applicable
One Franklin    Accounting
Parkway         Officer
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 34 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------
MURRAY L.       Vice           Since 2000  Not         None
SIMPSON (65)    President and              Applicable
One Franklin    Secretary
Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin
Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until
2000) and Director, Templeton Asset Management Ltd. (until 1999).
---------------------------------------------------------------------------
THOMAS WALSH    Vice President Since 2000  Not         None
(40)                                       Applicable
One Franklin
Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

The Trust pays noninterested board members $1,450 per month plus $1,300 per meeting attended. Board members who serve on the audit committee of the Trust and other funds in Franklin Templeton Investments receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the Trust. Members of a committee are not separately compensated for any committee meeting held on the day of a board meeting. Noninterested board members also may serve as directors or trustees of other funds in Franklin Templeton Investments and may receive fees from these funds for their services. The fees payable to noninterested board members by the Trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within Franklin Templeton Investments. The following table provides the total fees paid to noninterested board members by the Trust and by Franklin Templeton Investments.

                                    TOTAL FEES    NUMBER OF
                                     RECEIVED     BOARDS IN
                                       FROM       FRANKLIN
                       TOTAL FEES    FRANKLIN     TEMPLETON
                        RECEIVED     TEMPLETON   INVESTMENTS
                         FROM THE INVESTMENTS/2   ON WHICH
NAME                   TRUST/1 ($)    ($)        EACH SERVES
-------------------------------------------------------------
Frank H. Abbott, III   23,449      163,675           28
Harris J. Ashton       24,155      353,221           48
S. Joseph Fortunato    22,553      352,380           49
Edith E. Holiday       30,400      254,670           28
Frank W.T. LaHaye      22,149      154,197           28
Gordon S. Macklin      24,155      353,221           48

1. For the fiscal year ended February 28, 2002.
2. For the calendar year ended December 31, 2001.

Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Funds or other funds in Franklin Templeton Investments. Certain officers or board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.


Board members historically have followed a policy of having substantial investments in one or more of the funds in Franklin Templeton Investments, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.


The following tables provide the dollar range of equity securities beneficially owned by the board members of the Trust on December 31, 2001.

INDEPENDENT BOARD MEMBERS
-------------------------
                                                AGGREGATE DOLLAR RANGE OF
                                                 EQUITY SECURITIES IN ALL
                      DOLLAR RANGE OF EQUITY      FUNDS OVERSEEN BY THE
   NAME OF BOARD     SECURITIES IN EACH SERIES     BOARD MEMBER IN THE
      MEMBER               OF THE FUNDS          FRANKLIN TEMPLETON FUND
                                                         COMPLEX
---------------------------------------------------------------------------
Frank H. Abbott,               None                   Over $100,000
III

Harris J. Ashton         Connecticut Fund             Over $100,000
                           Over $100,000
---------------------------------------------------------------------------
S. Joseph Fortunato    Double Tax-Free Fund           Over $100,000
                         $50,000-$100,000

                           Arizona Fund
                           $1 - $10,000

                           Colorado Fund
                           $1 - $10,000

                         Pennsylvania Fund
                           $1 - $10,000

                          High Yield Fund
                           $1 - $10,000

                            Oregon Fund
                           $1 - $10,000

                         Connecticut Fund
                           $1 - $10,000

                          New Jersey Fund
                           Over $100,000

                     Federal Intermediate Fund
                           $1 - $10,000

Edith E. Holiday               None                   Over $100,000

Frank W.T. LaHaye         High Yield Fund             Over $100,000
                           $1 - $10,000

Gordon S. Macklin              None                   Over $100,000

INTERESTED BOARD MEMBERS
------------------------

   NAME OF BOARD      DOLLAR RANGE OF EQUITY    AGGREGATE DOLLAR RANGE OF
      MEMBER         SECURITIES IN EACH SERIES   EQUITY SECURITIES IN ALL
                           OF THE TRUST           FUNDS OVERSEEN BY THE
                                                   BOARD MEMBER IN THE
                                                 FRANKLIN TEMPLETON FUND
                                                         COMPLEX
---------------------------------------------------------------------------
Charles B. Johnson             None                   Over $100,000
Rupert H. Johnson,             None                   Over $100,000
Jr.


BOARD COMMITTEES
----------------
The board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent auditors, including evaluating their independence and meeting with such accountants to consider and review matters relating to the Trust's financial reports and internal accounting. The Audit Committee is comprised of the following Independent Trustees of the Trust: Frank H. Abbott, III and Frank W.T. LaHaye. The Nominating Committee is comprised of the following Independent Trustees of the Trust: Frank H. Abbott, III, Harris J. Ashton, S. Joseph Fortunato, Edith
E. Holiday, Frank W.T. LaHaye and Gordon S. Macklin.

The Trust's Nominating Committee sets trustees' fees and is responsible for the nomination of trustees to the board. When vacancies arise or elections are held, the Committee considers qualified nominees, including those recommended by shareholders who provide a written request to the board, care of the Trust's address at:

P.O. Box 997151
Sacramento, CA  95899-9983

During the fiscal year ended February 28, 2002, the Audit Committee met three times and the Nominating Committee met once.


MANAGEMENT AND OTHER SERVICES
------------------------------------------------------------------------------

MANAGER AND SERVICES PROVIDED Each Fund's manager is Franklin Advisers, Inc. The manager is a wholly owned subsidiary of Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services, and selects the securities for each Fund to buy, hold or sell. The manager's extensive research activities include, as appropriate, traveling to meet with issuers and to review project sites. The manager also selects the brokers who execute the Funds' portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the Funds, the manager and its officers, directors and employees are covered by fidelity insurance.


The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of each Fund. Similarly, with respect to each Fund, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the Fund or other funds it manages.

The Funds, their manager and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for a Fund or that are currently held by the Funds, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Funds, their manager and principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the Securities and Exchange Commission (SEC).

During the past fiscal year, the board, including a majority of non-interested or independent trustees, approved renewal of the Funds' management agreements. In reaching this decision, the board took into account information furnished throughout the year at regular board meetings, as well as information specifically furnished for a board meeting held annually to specifically consider such renewal. Information furnished throughout the year included reports on the Funds' investment performance, expenses, portfolio composition, and sales and redemptions, along with related financial statements, information about the scope and quality of services provided by the manager and its affiliates, as well as periodic reports relating to compliance with the Funds' investment policies and restrictions. The information furnished annually to the board also included special reports prepared by an independent third party analyst comparing the Funds' investment performance, and expenses with those of other mutual funds deemed comparable to the Funds as selected by the independent third party analyst as well as information relating to the manager's profitability.

In considering such material, the independent board members received assistance and advice from and met separately with independent counsel. Based upon its review of such material and information together with such other information as it deemed relevant, the board, including a majority of independent trustees, concluded that continuance of the management agreements was appropriate and in the best interest of Fund shareholders. In reaching this decision, the board took into account a combination of factors, including the following:

o PERFORMANCE. Performance of the single state funds and Federal Intermediate and High Yield Funds was considered in reference to peer groups of single state municipal debt funds, and federal intermediate and high yield municipal debt funds, respectively, as selected by the independent third party analyst, with particular emphasis being given to income return in view of the Funds' primary objective of furnishing tax free income. In evaluating performance, attention was given to both the short term and long term performance of the Funds in comparison with their respective peer groups, in comparison to those particular indices relevant to municipal debt funds, and to the Funds' compliance with its specific investment objectives and investment restrictions.

o EXPENSES. In considering the reasonableness of expenses, consideration was given to the advisory fee level and breakpoints charged the Funds in relation to those within the relevant peer groups of single state municipal debt funds, and federal intermediate and high yield municipal debt funds, respectively, as selected by the independent third party analyst. Emphasis is placed on the Funds' overall comparative expense ratio within such peer groups in view of the various other functions, such as underwriting, transfer agency and shareholder servicing provided the Funds under separate agreements with the manager and its affiliates, and the manager's management of custodian relationships.

o QUALITY OF SERVICES. In considering the scope and quality of investment management services, consideration was given to the manager's continuing need to attract and retain qualified investment management staff, the portfolio research and management process, and the record of compliance with Fund investment policies and restrictions, as well as the Code of Ethics which governs personal securities trading by Fund management. Consideration was also given to the scope and quality of the various other functions, such as underwriting, transfer agency and shareholder servicing provided the Funds under separate agreements with the manager and its affiliates, including coordination of the Funds' relationship with the Funds' transfer, registrar and dividend disbursement agent, dividend reinvestment and cash purchase plan agent and its custodian. In performing this evaluation, the board considers factors such as the level of expenditures in and improvements and enhancements of services provided, as well as data and reports evidencing or measuring the various levels of services provided. In addition to third party data and reports, the trustees, all of whom have significant investments in one or more of the Franklin Templeton family of funds, check on and informally report from time to time on, the level of service personally experienced by them as shareholders. The boards also considered the benefit to Fund shareholders of investing in a fund that is part of a large family of funds offering a variety of investment choices and shareholder services.

o MANAGER'S PROFITABILITY. The trustees considered the manager's level of profitability in providing management and other services to the Franklin Templeton funds, including the Funds. In doing so, the trustees considered materials and reports prepared annually by the manager which address profitability from its overall U.S. fund business, as well as from services provided the individual funds, including the Funds. The board reviews and discusses in detail the basis on which such reports are prepared and reviews the reasonableness of the cost allocation methodology utilized with the Funds' independent accountants. The board also considers the extent to which the manager may potentially achieve economies of scale and possibly derive other ancillary benefits from Fund operations, including the allocation of Fund brokerage and the use of "soft" commission dollars to pay for research and other similar services. The trustees also considered the manager's profitability in comparison with available industry data.


MANAGEMENT FEES Each Fund pays the manager a fee equal to a monthly rate of:

o 5/96 of 1% of the value of its net assets up to and including $100 million;
   and

o 1/24 of 1% of the value of its net assets over $100 million up to and including $250 million; and

o 9/240 of 1% of the value of its net assets in excess of $250 million.

The fee is computed at the close of business on the last business day of each month according to the terms of the management agreement. Each class of a Fund's shares pays its proportionate share of the fee.


For the last three fiscal years ended February 28, 2002, February 28, 2001 and February 29, 2000, the Funds paid the following management fees:

                                            MANAGEMENT FEES PAID ($)
                                ------------------------------------------------
                                         2002             2001            2000
--------------------------------------------------------------------------------
Arizona Fund                           4,322,070         3,785,115     4,051,080
Colorado Fund                          1,725,363         1,570,752     1,628,892
Connecticut Fund                       1,533,804         1,307,835     1,410,653
Double Tax-Free Fund                   1,298,927         1,164,394     1,209,819
Federal Intermediate Fund/1            1,100,091           938,980     1,011,967
High Yield Fund                       24,294,884        25,016,712    28,491,742
New Jersey Fund                        3,778,568         3,287,976     3,470,377
Oregon Fund                            2,656,447         2,390,932     2,502,386
Pennsylvania Fund                      3,498,055         3,325,321     3,602,657

1. For the fiscal year ended February 29, 2000, management fees before any advance waiver totaled $1,046,931. Under an agreement by the manager to limit its fees, the Fund paid the management fees shown.


ADMINISTRATOR AND SERVICES PROVIDED Franklin Templeton Services, LLC (FT Services) has an agreement with the manager to provide certain administrative services and facilities for each Fund. FT Services is wholly owned by Resources and is an affiliate of the Funds' manager and principal underwriter.

The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

ADMINISTRATION FEES The manager pays FT Services a monthly fee equal to an annual rate of:

o 0.15% of each Fund's average daily net assets up to $200 million;

o 0.135% of each Fund's average daily net assets over $200 million up to $700 million;

o 0.10% of each Fund's average daily net assets over $700 million up to $1.2 billion; and

o 0.075% of each Fund's average daily net assets over $1.2 billion.


During the last three fiscal years ended February 28, 2002, February 28, 2001, and February 29, 2000, the manager paid FT Services the following administration fees:

                                         ADMINISTRATION FEES PAID ($)
                               -------------------------------------------------
                                     2002             2001            2000
--------------------------------------------------------------------------------
Arizona Fund                          1,168,262        1,059,667       1,123,413
Colorado Fund                           467,507          425,022         445,392
Connecticut Fund                        408,156          347,897         380,856
Double Tax-Free Fund                    342,190          309,929         323,935
Federal Intermediate Fund               282,788          245,545         276,840
High Yield Fund                       4,580,186        4,713,741       5,311,059
New Jersey Fund                       1,047,209          937,892         990,633
Oregon Fund                             742,162          670,790         708,290
Pennsylvania Fund                       991,696          952,137       1,023,651

SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin Templeton Investor Services, LLC (Investor Services) is each Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is located at One Franklin Parkway, San Mateo, CA 94403-1906. Please send all correspondence to Investor Services to P.O. Box 997151, Sacramento, CA 95899-9983.

For its services, Investor Services receives a fixed fee per account. Each Fund also will reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the Fund. The amount of reimbursements for these services per benefit plan participant Fund account per year will not exceed the per account fee payable by a Fund to Investor Services in connection with maintaining shareholder accounts.


CUSTODIAN Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as custodian of each Fund's securities and other assets.

AUDITOR PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105, is the Funds' independent auditor. The auditor gives an opinion on the financial statements included in the Trust's Annual Report to Shareholders and reviews the Trust's registration statement filed with the SEC.

PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------
Since most purchases by the Funds are principal transactions at net prices, the Funds incur little or no brokerage costs. Each Fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker.

Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. As a general rule, the Funds do not buy securities in underwritings where they are given no choice, or only limited choice, in the designation of dealers to receive the commission. The Funds seek to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Funds' officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in Franklin Templeton Investments, also may be considered a factor in the selection of broker-dealers to execute the Funds' portfolio transactions.

If purchases or sales of securities of the Funds and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Funds.


During the last three fiscal years ended February 28, 2002, February 28, 2001, and February 29, 2000, the Funds did not pay any brokerage commissions.

As of February 28, 2002, the Funds did not own securities of their regular broker-dealers.

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------
MULTICLASS DISTRIBUTIONS Each multiclass Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes.


DISTRIBUTIONS OF NET INVESTMENT INCOME Each Fund receives income generally in the form of interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. This net investment income may either be tax-exempt or taxable when distributed to you.


EXEMPT-INTEREST DIVIDENDS. By meeting certain requirements of the Internal Revenue Code(Code), each Fund qualifies to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to you.

In addition, to the extent that exempt-interest dividends are derived from interest on obligations of any state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income tax. Income from municipal securities of other states generally does not qualify as tax-free.

TAXABLE INCOME DIVIDENDS. Each Fund may earn taxable income from many sources, including temporary investments, the discount on stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income on the sale of market discount bonds. If you are a taxable investor, any income dividends a Fund pays from this income are taxable to you as ordinary income.


DISTRIBUTIONS OF CAPITAL GAINS
CAPITAL GAIN DISTRIBUTIONS. Each Fund may realize capital gains and losses on the sale or other disposition of its portfolio securities. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in the Fund. Any net capital gains realized by a Fund generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.


TAXATION OF FIVE YEAR GAINS.

o SHAREHOLDERS IN THE 10 AND 15% FEDERAL BRACKETS. If you are in the 10 or 15% individual income tax bracket, capital gain distributions are generally subject to a maximum rate of tax of 10%. However, if you receive distributions from the Fund's sale of securities held for more than five years, these gains are subject to a maximum rate of tax of 8%. The Fund will inform you in January of the portion of any capital gain distributions you received for the previous year that were five year gains qualifying for this reduced tax rate.

o SHAREHOLDERS IN HIGHER FEDERAL BRACKETS. If you are in a higher individual income tax bracket (the 27% or higher bracket in 2002 and 2003), capital gain distributions are generally subject to a maximum rate of tax of 20%. BEGINNING IN THE YEAR 2006, any distributions from the Fund's sale of securities purchased after January 1, 2001 and held for more than five years will be subject to a maximum rate of tax of 18%.


INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS Each Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. This information will include the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as taxable, tax-exempt or tax preference income, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Taxable distributions declared in December but paid in January are taxable to you as if paid in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (Code). It has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you (including dividends from tax-exempt interest) would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

o 98% of its taxable ordinary income earned during the calendar year;
o 98% of its capital gain net income earned during the twelve month period ending October 31; and

o 100% of any undistributed amounts of these categories of income or gain from the prior year.


Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.


SALES OF FUND SHARES
SALES and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you sell your Fund shares, or exchange them for shares of a different Franklin Templeton fund, the IRS requires you to report any gain or loss on your sale or exchange. If you own your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

TAXATION OF FIVE YEAR GAINS.

o SHAREHOLDERS IN THE 10 AND 15% FEDERAL BRACKETS. If you are in the 10 or 15% individual income tax bracket, gains from the sale of your Fund shares are generally subject to a maximum rate of tax of 10%. However, if you have owned your shares for more than five years, these gains are subject to a maximum rate of tax of 8%.
o SHAREHOLDERS IN HIGHER FEDERAL BRACKETS. If you are in a higher individual income tax bracket (the 27% or higher bracket in 2002 and 2003), gains from the sale of your Fund shares are generally subject to a maximum rate of tax of 20%. BEGINNING IN THE YEAR 2006, any gains from the sale of Fund shares purchased after January 1, 2001, that you have owned for more than five years will be subject to a maximum rate of tax of 18%. However, if you made an election to mark your Fund shares to market as of January 2, 2001, any Fund shares that you acquired before this date will also be eligible for the 18% maximum rate of tax, BEGINNING IN 2006.

SALES AT A LOSS WITHIN SIX MONTHS OF PURCHASE. If you sell or exchange Fund shares held for six months or less:


o any loss incurred is disallowed to the extent of any exempt-interest dividends paid to you on your shares, and
o any remaining loss is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund.


WASH SALES. All or a portion of any loss that you realize on the sale of your Fund shares is disallowed to the extent that you buy other shares in the Fund within 30 days before or after your sale. Any loss disallowed under these rules is added to your tax basis in the new shares.

DEFERRAL OF BASIS. In reporting gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

IF:
o In your original purchase of Fund shares, you received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and
o You sell some or all of your original shares within 90 days of their purchase, and
o You reinvest the sales proceeds in the Fund or in another Franklin Templeton fund, and the sales charge that would otherwise apply is reduced or eliminated;

THEN: In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS For corporate shareholders, a portion of the dividends paid by a fund may qualify for the dividends-received deduction. This deduction is generally available to corporations for dividends paid by a fund out of income earned on its investments in domestic corporations. Because each Fund's income is derived primarily from investments earning interest rather than dividend income, generally none of their income dividends will be eligible for this deduction.

INVESTMENT IN COMPLEX SECURITIES Each Fund may invest in securities issued or purchased at a discount, such as zero coupon, step-up or payment-in-kind (PIK) bonds, that could require it to accrue and distribute income not yet received. In order to generate sufficient cash to make these distributions, a Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold. These rules could affect the amount, timing and/or tax character of income distributed to you by the Fund.


TREATMENT OF PRIVATE ACTIVITY BOND INTEREST Interest on certain private activity bonds, while exempt from regular federal income tax, is a tax preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under federal and state alternative minimum taxes, depending on your personal or corporate tax position. Persons defined in the Code as substantial users (or persons related to such users) of facilities financed by private activity bonds should consult their tax advisors before buying Fund shares.

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS

Each Fund is a series of Franklin Tax-Free Trust, an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Massachusetts business trust in September 1984, and is registered with the SEC.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that each Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that each Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk that you would incur financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.


The Arizona, High Yield, New Jersey and Pennsylvania Funds currently offer three classes of shares, Class A, Class B and Class C. The Colorado, Connecticut, Double Tax-Free and Oregon Funds currently offer two classes of shares, Class A and Class C. The full title of each class is:


o Franklin Arizona Tax-Free Income Fund - Class A
o Franklin Arizona Tax-Free Income Fund - Class B
o Franklin Arizona Tax-Free Income Fund - Class C
o Franklin Colorado Tax-Free Income Fund - Class A
o Franklin Colorado Tax-Free Income Fund - Class C
o Franklin Double Tax-Free Income Fund - Class A
o Franklin Double Tax-Free Income Fund - Class C
o Franklin Connecticut Tax-Free Income Fund - Class A
o Franklin Connecticut Tax-Free Income Fund - Class C
o Franklin High Yield Tax-Free Income Fund - Class A
o Franklin High Yield Tax-Free Income Fund - Class B
o Franklin High Yield Tax-Free Income Fund - Class C
o Franklin New Jersey Tax-Free Income Fund - Class A
o Franklin New Jersey Tax-Free Income Fund - Class B
o Franklin New Jersey Tax-Free Income Fund - Class C
o Franklin Oregon Tax-Free Income Fund - Class A
o Franklin Oregon Tax-Free Income Fund - Class C
o Franklin Pennsylvania Tax-Free Income Fund - Class A
o Franklin Pennsylvania Tax-Free Income Fund - Class B
o Franklin Pennsylvania Tax-Free Income Fund - Class C

The Federal Intermediate only offers one share class. Because its sales charge structure and Rule 12b-1 plan is similar to those of Class A shares, shares of this Fund are considered Class A shares for redemption, exchange and other purposes.

Before December 1, 2001, the Franklin Double Tax-Free Income Fund was named Franklin Puerto Rico Tax-Free Income Fund.


The Funds may offer additional classes of shares in the future.

Shares of each class represent proportionate interests in each Fund's assets. On matters that affect a Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Additional series may be offered in the future.

The Trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting also may be called by the board in its discretion.

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of the Fund, no other person holds beneficially or of record more than 5% of the outstanding shares of any class.


As of June 3, 2002, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds in Franklin Templeton Investments.


BUYING AND SELLING SHARES
--------------------------------------------------------------------------------
Each Fund continuously offers its shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with a Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of a Fund may be required by state law to register as securities dealers.

For investors outside the U.S., the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

INITIAL SALES CHARGES The maximum initial sales charge is 2.25% for the Federal Intermediate Fund. For each of the other Funds, the maximum initial sales charge is 4.25% for Class A and 1% for Class C. There is no initial sales charge for Class B.

The initial sales charge for Class A shares may be reduced for certain large purchases, as described in the prospectus. We offer several ways for you to combine your purchases in Franklin Templeton funds to take advantage of the lower sales charges for large purchases. Franklin Templeton funds include the U.S. registered mutual funds in Franklin Templeton Investments except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund, Inc.

CUMULATIVE QUANTITY DISCOUNT. For purposes of calculating the sales charge on Class A shares, you may combine the amount of your current purchase with the cost or current value, whichever is higher, of your existing shares in Franklin Templeton funds. You also may combine the shares of your spouse, children under the age of 21 or grandchildren under the age of 21. If you are the sole owner of a company, you also may add any company accounts, including retirement plan accounts.

LETTER OF INTENT (LOI). You may buy Class A shares at a reduced sales charge by completing the letter of intent section of your account application. A letter of intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay. By completing the letter of intent section of the application, you acknowledge and agree to the following:

o You authorize Distributors to reserve 5% of your total intended purchase in Class A shares registered in your name until you fulfill your LOI. Your periodic statements will include the reserved shares in the total shares you own, and we will pay or reinvest dividend and capital gain distributions on the reserved shares according to the distribution option you have chosen.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the LOI.

o Although you may exchange your shares, you may not sell reserved shares until you complete the LOI or pay the higher sales charge.

After you file your LOI with the Fund, you may buy Class A shares at the sales charge applicable to the amount specified in your LOI. Sales charge reductions based on purchases in more than one Franklin Templeton fund will be effective only after notification to Distributors that the investment qualifies for a discount. Any Class A purchases you made within 90 days before you filed your LOI also may qualify for a retroactive reduction in the sales charge. If you file your LOI with the Fund before a change in the Fund's sales charge, you may complete the LOI at the lower of the new sales charge or the sales charge in effect when the LOI was filed.

Your holdings in Franklin Templeton funds acquired more than 90 days before you filed your LOI will be counted towards the completion of the LOI, but they will not be entitled to a retroactive reduction in the sales charge. Any redemptions you make during the 13 month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been completed.

If the terms of your LOI are met, the reserved shares will be deposited to an account in your name or delivered to you or as you direct. If the amount of your total purchases, less redemptions, is more than the amount specified in your LOI and is an amount that would qualify for a further sales charge reduction, a retroactive price adjustment will be made by Distributors and the securities dealer through whom purchases were made. The price adjustment will be made on purchases made within 90 days before and on those made after you filed your LOI and will be applied towards the purchase of additional shares at the offering price applicable to a single purchase or the dollar amount of the total purchases.

If the amount of your total purchases, less redemptions, is less than the amount specified in your LOI, the sales charge will be adjusted upward, depending on the actual amount purchased (less redemptions) during the period. You will need to send Distributors an amount equal to the difference in the actual dollar amount of sales charge paid and the amount of sales charge that would have applied to the total purchases if the total of the purchases had been made at one time. Upon payment of this amount, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, we will redeem an appropriate number of reserved shares to realize the difference. If you redeem the total amount in your account before you fulfill your LOI, we will deduct the additional sales charge due from the sale proceeds and forward the balance to you.

GROUP PURCHASES. If you are a member of a qualified group, you may buy Class A shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

o Was formed at least six months ago,

o Has a purpose other than buying Fund shares at a discount,

o Has more than 10 members,

o Can arrange for meetings between our representatives and group members,

o Agrees to include Franklin Templeton fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,

o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

WAIVERS FOR INVESTMENTS FROM CERTAIN PAYMENTS. Class A shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by investors who reinvest within 365 days:

o Dividend and capital gain distributions from any Franklin Templeton fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of the Fund before November 17, 1997, and to Advisor Class or Class Z shareholders of a Franklin Templeton fund who may reinvest their distributions in the Fund's Class A shares.

o Annuity payments received under either an annuity option or from death benefit proceeds, if the annuity contract offers as an investment option the Franklin Templeton Variable Insurance Products Trust. You should contact your tax advisor for information on any tax consequences that may apply.

o Redemption proceeds from a repurchase of shares of Franklin Floating Rate Trust, if the shares were continuously held for at least 12 months.

   If you immediately placed your redemption proceeds in a Franklin Bank CD or a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover, or the date you redeem your money fund shares.

o Redemption proceeds from the sale of Class A shares of any of the Templeton Global Strategy Funds if you are a qualified investor.

   If you paid a CDSC when you redeemed your Class A shares from a Templeton Global Strategy Fund, a new CDSC will apply to your purchase of Fund shares and the CDSC holding period will begin again. We will, however, credit your Fund account with additional shares based on the CDSC you previously paid and the amount of the redemption proceeds that you reinvest.

   If you immediately placed your redemption proceeds in a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date they are redeemed from the money fund.

WAIVERS FOR CERTAIN INVESTORS. Class A shares also may be purchased without an initial sales charge or CDSC by various individuals and institutions due to anticipated economies in sales efforts and expenses, including:

o Trust companies and bank trust departments investing assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We may accept orders for these accounts by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

o Any state or local government or any instrumentality, department, authority or agency thereof that has determined the Fund is a legally permissible investment and that can only buy Fund shares without paying sales charges. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you and the effect, if any, of payments by the Fund on arbitrage rebate calculations.

o Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs

o Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with Distributors

o Registered securities dealers and their affiliates, for their investment accounts only

o Current employees of securities dealers and their affiliates and their family members, as allowed by the internal policies of their employer

o Officers, trustees, directors and full-time employees of Franklin Templeton Investments, and their family members, consistent with our then-current policies

o Any investor who is currently a Class Z shareholder of Franklin Mutual Series Fund Inc. (Mutual Series), or who is a former Mutual Series Class Z shareholder who had an account in any Mutual Series fund on October 31, 1996, or who sold his or her shares of Mutual Series Class Z within the past 365 days

o Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

o Accounts managed by Franklin Templeton Investments

o Certain unit investment trusts and their holders reinvesting distributions from the trusts

In addition, Class C shares may be purchased without an initial sales charge by any investor who buys Class C shares through an omnibus account with Merrill Lynch Pierce Fenner & Smith, Inc. A CDSC may apply, however, if the shares are sold within 18 months of purchase.

DEALER COMPENSATION Securities dealers may at times receive the entire sales charge. A securities dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the dealer compensation table in the Funds' prospectus.


Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more: 0.75% on sales of $1 million to $4 million plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million.


In addition to the payments above, Distributors and/or its affiliates may provide financial support to securities dealers that sell shares of Franklin Templeton Investments. This support is based primarily on the amount of sales of fund shares and/or total assets with Franklin Templeton Investments. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in Franklin Templeton Investments; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to Franklin Templeton Investments. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain securities dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.


CONTINGENT DEFERRED SALES CHARGE (CDSC) If you invest $1 million or more in Class A shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 18 months of purchase effective February 1, 2002. For purchases made prior to February 1, 2002, a CDSC of 1% may apply to shares redeemed within 12 months of purchase. For Class C shares, a CDSC may apply if you sell your shares within 18 months of purchase. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less. A CDSC will not apply to Class A purchases over $250 million in the High Yield Fund.


For Class B shares, there is a CDSC if you sell your shares within six years, as described in the table below. The charge is based on the value of the shares sold or the net asset value at the time of purchase, whichever is less.

IF YOU SELL YOUR CLASS B SHARES WITHIN        THIS % IS DEDUCTED FROM
THIS MANY YEARS AFTER BUYING THEM             YOUR PROCEEDS AS A CDSC
------------------------------------------------------------------------

1 Year                                                   4
2 Years                                                  4
3 Years                                                  3
4 Years                                                  3
5 Years                                                  2
6 Years                                                  1
7 Years                                                  0

CDSC WAIVERS. The CDSC for any share class generally will be waived for:

o Account fees

o Redemptions of Class A shares by investors who purchased $1 million or more without an initial sales charge if the securities dealer of record waived its commission in connection with the purchase

o Redemptions by a Fund when an account falls below the minimum required account size

o  Redemptions following the death of the shareholder or beneficial owner

o  Redemptions through a systematic withdrawal plan set up before February 1,
   1995

o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's net asset value depending on the frequency of your plan

EXCHANGE PRIVILEGE If you request the exchange of the total value of your account, accrued but unpaid income dividends and capital gain distributions will be reinvested in the Fund at net asset value on the date of the exchange, and then the entire share balance will be exchanged into the new fund. Backup withholding and information reporting may apply.

If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is each Fund's general policy to initially invest this money in short-term, tax-exempt municipal securities, unless it is believed that attractive investment opportunities consistent with the Fund's investment goals exist immediately. This money will then be withdrawn from the short-term, tax-exempt municipal securities and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company generally are not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan also may be subject to a CDSC.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. A Fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

REDEMPTIONS IN KIND Each Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Funds do not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

SHARE CERTIFICATES We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

GENERAL INFORMATION If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Funds nor their affiliates will be liable for any loss caused by your failure to cash such checks. The Funds are not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

Sending redemption proceeds by wire or electronic funds transfer (ACH) is a special service that we make available whenever possible. By offering this service to you, the Funds are not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Funds nor their agents shall be liable to you or any other person if, for any reason, a redemption request by wire or ACH is not processed as described in the prospectus.

Franklin Templeton Investor Services, LLC (Investor Services) may pay certain financial institutions that maintain omnibus accounts with the Funds on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions also may charge a fee for their services directly to their clients.

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with a Fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the Fund at a later date. These sub-accounts may be registered either by name or number. Each Fund's investment minimums apply to each sub-account. Each Fund will send confirmation and account statements for the sub-accounts to the institution.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the Fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents. Any loss to you resulting from your dealer's failure to transmit your redemption order to the Fund in a timely fashion must be settled between you and your securities dealer.

Certain shareholder servicing agents may be authorized to accept your transaction request.

For institutional accounts, there may be additional methods of buying or selling Fund shares than those described in this SAI or in the prospectus.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES
--------------------------------------------------------------------------------
When you buy shares, you pay the offering price. The offering price is the net asset value (NAV) per share plus any applicable sales charge, calculated to two decimal places using standard rounding criteria. When you sell shares, you receive the NAV minus any applicable CDSC.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

Each Fund calculates the NAV per share of each class each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). The Funds do not calculate the NAV on days the New York Stock Exchange
(NYSE) is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, each Fund values cash and receivables at their realizable amounts, and records interest as accrued. Each Fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, each Fund values them according to the broadest and most representative market as determined by the manager. Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. In the absence of a sale or reported bid and ask prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of municipal securities.

Generally, trading in U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the board. With the approval of the board, each Fund may use a pricing service, bank or securities dealer to perform any of the above described functions.

THE UNDERWRITER
--------------------------------------------------------------------------------

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of each Fund's shares. Distributors is located at One Franklin Parkway, San Mateo, CA 94403-1906.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. Each Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.


The table below shows the aggregate underwriting commissions Distributors received in connection with the offering of the Funds' shares, the net underwriting discounts and commissions Distributors retained after allowances to dealers, and the amounts Distributors received in connection with redemptions or repurchases of shares for the last three fiscal years ended February 28, 2002, February 28, 2001, and February 29, 2000:

                                                                       AMOUNT
                                                                    RECEIVED IN
                                                                    CONNECTION
                                                                       WITH
                                    TOTAL            AMOUNT        REDEMPTIONS
                                 COMMISSIONS      RETAINED BY          AND
                                  RECEIVED        DISTRIBUTORS     REPURCHASES
                                     ($)              ($)              ($)
--------------------------------------------------------------------------------
2002
Arizona Fund                   2,608,002           179,333           15,873
Colorado Fund                  1,074,660            67,874           18,369
Connecticut Fund                 927,650            56,207           18,470
Double Tax-Free Fund             954,390            60,996            8,386
Federal Intermediate Fund        471,017            66,678            7,246
High Yield Fund                7,286,147           458,470          317,803
New Jersey Fund                2,466,619           153,079           69,961
Oregon Fund                    1,951,521           126,807           32,892
Pennsylvania Fund              1,862,947           113,773           24,460

2001
Arizona Fund                   1,405,763            96,524           14,182
Colorado Fund                    577,095            38,270            8,708
Connecticut Fund                 620,405            37,944           22,265
Double Tax-Free Fund             369,060            23,643            1,905
Federal Intermediate Fund        158,806            14,344           59,234
High Yield Fund                7,436,614           460,998          600,719
New Jersey Fund                1,397,134            86,045           36,409
Oregon Fund                    1,062,709            65,923           26,226
Pennsylvania Fund              1,029,637            64,598           12,462

2000
Arizona Fund                   1,789,429           116,636           43,769
Colorado Fund                    792,171            47,662           26,569
Connecticut Fund                 775,626            44,859           27,906
Double Tax-Free Fund             506,727            32,887            6,957
Federal Intermediate Fund        295,096            37,026           34,398
High Yield Fund               12,907,406           797,311          800,953
New Jersey Fund                1,875,772           113,850           68,849
Oregon Fund                    1,361,936            80,741           63,487
Pennsylvania Fund              1,641,659            99,014           42,266

Distributors may be entitled to payments from the Funds under the Rule 12b-1 plans, as discussed below. Except as noted, Distributors received no other compensation from the Funds for acting as underwriter.


DISTRIBUTION AND SERVICE (12B-1) FEES The board has adopted a separate plan pursuant to Rule 12b-1 for each class. Although the plans differ in some ways for each class, each plan is designed to benefit the Fund and its shareholders. The plans are expected to, among other things, increase advertising of the Fund, encourage sales of the Fund and service to its shareholders, and increase or maintain assets of the Fund so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the Fund is useful in managing the Fund because the manager has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

Under each plan, the Fund pays Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates who provide service or account maintenance to shareholders (service fees); the expenses of printing prospectuses and reports used for sales purposes, and of preparing and distributing sales literature and advertisements; and a prorated portion of Distributors' overhead expenses related to these activities. Together, these expenses, including the service fees, are "eligible expenses." The 12b-1 fees charged to each class are based only on the fees attributable to that particular class.


THE CLASS A PLAN. Each Fund may pay up to 0.10% per year of Class A's average daily net assets. In implementing the Class A plan, the board has determined that the annual fees payable under the plan for each fund, except the Federal Intermediate Fund, will be equal to the sum of: (i) the amount obtained by multiplying 0.10% by the average daily net assets represented by the fund's Class A shares that were acquired by investors on or after May 1, 1994, the effective date of the plan (new assets), and (ii) the amount obtained by multiplying 0.05% by the average daily net assets represented by the fund's Class A shares that were acquired before May 1, 1994 (old assets). These fees will be paid to the current securities dealer of record on the account. In addition, until such time as the maximum payment of 0.10% is reached on a yearly basis, up to an additional 0.02% will be paid to Distributors under the plan. When the fund reaches $4 billion in assets, the amount to be paid to Distributors will be reduced from 0.02% to 0.01%. The payments made to Distributors will be used by Distributors to defray other marketing expenses that have been incurred in accordance with the plan, such as advertising.

The fee is a Class A expense. This means that all Class A shareholders, regardless of when they purchased their shares, will bear Rule 12b-1 expenses at the same rate. The initial rate for each fund, except the Federal Intermediate Fund, will be at least 0.07% (0.05% plus 0.02%) of the average daily net assets of Class A and, as Class A shares are sold on or after May 1, 1994, will increase over time. Thus, as the proportion of Class A shares purchased on or after May 1, 1994, increases in relation to outstanding Class A shares, the expenses attributable to payments under the plan also will increase (but will not exceed 0.10% of average daily net assets). While this is the currently anticipated calculation for fees payable under the Class A plan for each fund, except the Federal Intermediate Fund, the plan permits the board to allow such funds to pay a full 0.10% on all assets at any time. The approval of the board would be required to change the calculation of the payments to be made under the Class A plan.


 The Class A plan is a reimbursement plan. It allows the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plan. Any unreimbursed expenses from one year may not be carried over to or reimbursed in later years.


For the fiscal year ended February 28, 2002, the amounts paid by the Funds pursuant to the Class A plan were:


                                                                      DOUBLE
                            ARIZONA    COLORADO      CONNECTICUT     TAX-FREE
                              ($)         ($)            ($)           ($)
--------------------------------------------------------------------------------
Advertising                56,797        19,694       15,565          11,493
Printing and mailing
 prospectuses other
 than to current
 shareholders               7,726         2,715        1,782           2,356
Payments to
 underwriters              25,055         8,930        7,914           6,593
Payments to
 broker-dealers           698,975       236,654      193,733         175,444
Other                      77,122        27,481       22,117          16,357
                       ---------------------------------------------------------
Total                     865,675       295,474      241,111         212,243
                       ---------------------------------------------------------

                            FEDERAL
                          INTERMEDIATE   HIGH YIELD  NEW JERSEY       OREGON
                              ($)           ($)          ($)             ($)
--------------------------------------------------------------------------------
Advertising                 7,659      151,960      43,110         25,702
Printing and mailing
 prospectuses other
 than to current
 shareholders                 682       28,725       6,378          4,406
Payments to
 underwriters               3,914       38,941      20,502         15,056
Payments to
 broker-dealers           165,623    3,919,027     551,704        392,905
Other                       8,264      203,870      56,433         42,897
                         -------------------------------------------------------
Total                     186,142    4,342,523     678,127        480,966
                         -------------------------------------------------------

                          PENNSYLVANIA
                              ($)
----------------------------------------
Advertising              43,177
Printing and mailing
 prospectuses other than
 to current
 shareholders             7,972
Payments to underwriters
                         19,453
Payments to broker
dealers                 521,624
Other                    60,491
                        ----------------
Total                   652,717
                        ----------------


THE CLASS B AND C PLANS. Each Fund pays Distributors up to 0.65% per year of the class's average daily net assets, out of which 0.15% may be paid for services to the shareholders (service fees). The Class B and C plans also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class B and C shares. Class B plan fees payable to Distributors are used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commissions to securities dealers. Resources owns a minority interest in one of the third party financing entities.

The Class B and C plans are compensation plans. They allow a Fund to pay a fee to Distributors that may be more than the eligible expenses Distributors has incurred at the time of the payment. Distributors must, however, demonstrate to the board that it has spent or has near-term plans to spend the amount received on eligible expenses. Each Fund will not pay more than the maximum amount allowed under the plans.


Under the Class B plan, the amounts paid by the Funds pursuant to the plan for the fiscal year ended February 28, 2002, were:

                                ARIZONA   HIGH YIELD  NEW JERSEY   PENNSYLVANIA
                                  ($)         ($)         ($)          ($)
--------------------------------------------------------------------------------
Advertising                        886      19,868       2,301       1,009
Printing and mailing prospectuses
 other than to current shareholders 25       1,864          72          21
Payments to underwriters           951      12,456       2,304         983
Payments to broker-dealers      44,452     937,542     122,048      50,695
Other                            1,244      26,485       3,164       1,367
                                ------------------------------------------------
Total                           47,558     998,215     129,889      54,075
                                ------------------------------------------------


Under the Class C plan, the amounts paid by the Funds pursuant to the plan for the fiscal year ended February 28, 2002, were:

                                                                      DOUBLE
                         ARIZONA ($)  COLORADO     CONNECTICUT       TAX-FREE
                                         ($)           ($)             ($)
--------------------------------------------------------------------------------
Advertising                2,964       3,166         4,067         1,611
Printing and mailing
 prospectuses other than
 to current
 shareholdes                 196         186           322           128
Payments to underwriters
                           1,770       1,860         3,195         3,408
Payments to
 broker-dealers          164,615     165,951       193,761        78,622
Other                      3,306       3,281         5,741         2,175
                        --------------------------------------------------------
Total                    172,851     174,444       207,086        85,944
                        --------------------------------------------------------

                          HIGH YIELD   NEW JERSEY      OREGON      PENNSYLVANIA
                             ($)           ($)           ($)           ($)
--------------------------------------------------------------------------------
Advertising              39,903       8,252         4,155         4,362
Printing and mailing
 prospectuses other than
 to current
 shareholders             5,889        635           397           413
Payments to underwriters
                         15,309       4,969         4,067         2,415
Payments to
 broker-dealers       3,160,608     370,033       277,034       296,543
Other                    50,162       9,282         7,059         5,279
                         -------------------------------------------------------
Total                 3,271,871     393,171       292,712       309,012
                         -------------------------------------------------------



THE CLASS A, B AND C PLANS. In addition to the payments that Distributors or others are entitled to under each plan, each plan also provides that to the extent the Fund, the manager or Distributors or other parties on behalf of the Fund, the manager or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the Investment Company Act of 1940, as amended, then such payments shall be deemed to have been made pursuant to the plan.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks may not participate in the plans because of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banks, however, are allowed to receive fees under the plans for administrative servicing or for agency transactions.

Distributors must provide written reports to the board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, and furnish the board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plans should be continued.

Each plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of each plan also are consistent with Rule 12b-1.

PERFORMANCE
------------------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return before taxes, average annual total return after taxes on distributions, and average annual total return after taxes on distributions and sale of shares and current yield quotations used by the Funds are based on the standardized methods of computing performance mandated by the SEC. Unless otherwise noted, performance figures reflect Rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the Funds to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

AVERAGE ANNUAL TOTAL RETURN BEFORE TAXES Average annual total return before taxes is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

When considering the average annual total return before taxes quotations for Class A and C shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in a Fund. The average annual total returns before taxes for the indicated periods ended February 28, 2002, were:

                                                                         SINCE
                         INCEPTION     1 YEAR     5 YEARS   10 YEARS  INCEPTION
                            DATE         (%)        (%)        (%)       (%)
--------------------------------------------------------------------------------

CLASS A
Arizona Fund             9/01/87     0.19        3.88       5.48      -
Colorado Fund            9/01/87     1.93        4.64       6.05      -
Connecticut Fund        10/03/88     2.98        4.38       5.56      -
Double Tax-Free Fund     4/03/85     1.79        4.76       5.87      -
Federal Intermediate
Fund                     9/21/92     4.26        4.74       -         5.83
High Yield Fund          3/18/86     1.96        3.91       6.21      -
New Jersey Fund          5/12/88     1.82        4.84       5.79      -
Oregon Fund              9/01/87     1.42        4.32       5.50      -
Pennsylvania Fund       12/01/86     2.45        4.64       6.00      -

                                                     SINCE
                          INCEPTION      1 YEAR    INCEPTION
                            DATE          (%)         (%)
--------------------------------------------------------------

CLASS B
Arizona Fund            02/01/00      0.24         6.25
High Yield Fund         01/01/99      2.10         1.95
New Jersey Fund         02/01/00      1.82         7.86
Pennsylvania Fund       02/01/00      2.50         7.83

                                                                 SINCE
                         INCEPTION      1 YEAR      5 YEARS    INCEPTION
                            DATE          (%)         (%)         (%)
--------------------------------------------------------------------------

CLASS C
Arizona Fund                05/01/95      2.18         4.05       4.79
Colorado Fund               05/01/95      3.88         4.77       5.46
Connecticut Fund            05/01/95      4.93         4.51       5.13
Double Tax-Free Fund        05/01/95      3.52         4.86       5.40
High Yield Fund             05/01/95      3.90         4.05       5.23
New Jersey Fund             05/01/95      3.75         4.99       5.50
Oregon Fund                 05/01/95      3.42         4.45       5.09
Pennsylvania Fund           05/01/95      4.35         4.76       5.35


The following SEC formula was used to calculate these figures:

      n
P(1+T)  = ERV

where:

P     =     a hypothetical initial payment of $1,000
T     =     average annual total return
n     =     number of years
ERV   =     ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (E.G., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (E.G., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

The Funds' sales literature and advertising commonly refer to this calculation as the Funds' after-tax average annual total return (pre-liquidation). When considering the average annual total return after taxes on distributions quotations for Class A and C shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in a Fund. The average annual total returns after taxes on distributions for the indicated periods ended February 28, 2002, were:

                                                                         SINCE
                         INCEPTION     1 YEAR     5 YEARS   10 YEARS  INCEPTION
                            DATE         (%)        (%)        (%)       (%)
--------------------------------------------------------------------------------

CLASS A
Arizona Fund             9/01/87     0.19        3.83       5.40      -
Colorado Fund            9/01/87     1.93        4.58       6.02      -
Connecticut Fund        10/03/88     2.98        4.38       5.56      -
Double Tax-Free Fund     4/03/85     1.79        4.73       5.83      -
Federal Intermediate
Fund                     9/21/92     4.26        4.75       -         5.83
High Yield Fund          3/18/86     1.96        3.90       6.21      -
New Jersey Fund          5/12/88     1.83        4.84       5.79      -
Oregon Fund              9/01/87     1.42        4.32       5.50      -
Pennsylvania Fund       12/01/86     2.45        4.58       5.97      -

                                                     SINCE
                          INCEPTION      1 YEAR    INCEPTION
                            DATE          (%)         (%)
--------------------------------------------------------------

CLASS B
Arizona Fund            02/01/00      0.24         6.25
High Yield Fund         01/01/99      2.10         1.95
New Jersey Fund         02/01/00      1.82         7.86
Pennsylvania Fund       02/01/00      2.50         7.84

                                                                 SINCE
                         INCEPTION      1 YEAR      5 YEARS    INCEPTION
                            DATE          (%)         (%)         (%)
--------------------------------------------------------------------------

CLASS C
Arizona Fund                05/01/95      2.18         3.99       4.68
Colorado Fund               05/01/95      3.88         4.72       5.42
Connecticut Fund            05/01/95      4.93         4.51       5.13
Double Tax-Free Fund        05/01/95      3.52         4.83       5.34
High Yield Fund             05/01/95      3.90         4.05       5.23
New Jersey Fund             05/01/95      3.76         4.99       5.50
Oregon Fund                 05/01/95      3.42         4.45       5.09
Pennsylvania Fund           05/01/95      4.35         4.70       5.31


The following SEC formula was used to calculate these figures:

      n
P(1+T)  = ATVD

where:

P     =     a hypothetical initial payment of $1,000
T     =     average annual total return (after taxes on distributions)
n     =     number of years
ATVD  =     ending value of a hypothetical $1,000 payment made at the
            beginning of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption.


AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES Average annual total return after taxes on distributions and sale of fund shares is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of fund shares. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of fund shares. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (E.G., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (E.G., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (E.G., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

The Funds' sales literature and advertising commonly refer to this calculation as the Funds' after-tax average annual total return (post-liquidation). When considering the average annual total return after taxes on distributions quotations for Class A and C shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in a Fund. The average annual total returns after taxes on distributions and redemption for the indicated periods ended February 28, 2002, were:

                                                                        SINCE
                         INCEPTION     1 YEAR     5 YEARS   10 YEARS  INCEPTION
                            DATE         (%)        (%)        (%)       (%)
--------------------------------------------------------------------------------

CLASS A
Arizona Fund             9/01/87     2.08        4.14       5.49      -
Colorado Fund            9/01/87     3.09        4.72       5.98      -
Connecticut Fund        10/03/88     3.72        4.53       5.56      -
Double Tax-Free Fund     4/03/85     2.99        4.81       5.81      -
Federal Intermediate
Fund                     9/21/92     4.42        4.75       -         5.69
High Yield Fund          3/18/86     3.34        4.26       6.28      -
New Jersey Fund          5/12/88     2.98        4.90       5.75      -
Oregon Fund              9/01/87     2.74        4.47       5.50      -
Pennsylvania Fund       12/01/86     3.46        4.75       5.96      -

                                                     SINCE
                          INCEPTION      1 YEAR    INCEPTION
                            DATE          (%)         (%)
--------------------------------------------------------------

CLASS B
Arizona Fund            02/01/00      1.96         6.01
High Yield Fund         01/01/99      3.28         2.58
New Jersey Fund         02/01/00      2.82         7.27
Pennsylvania Fund       02/01/00      3.34         7.28

                                                                 SINCE
                         INCEPTION      1 YEAR      5 YEARS    INCEPTION
                            DATE          (%)         (%)         (%)
--------------------------------------------------------------------------

CLASS C
Arizona Fund                05/01/95      3.13         4.18       4.79
Colorado Fund               05/01/95      4.13         4.74       5.35
Connecticut Fund            05/01/95      4.75         4.55       5.09
Double Tax-Free Fund        05/01/95      3.89         4.81       5.28
High Yield Fund             05/01/95      4.35         4.29       5.31
New Jersey Fund             05/01/95      3.99         4.93       5.38
Oregon Fund                 05/01/95      3.79         4.48       5.03
Pennsylvania Fund           05/01/95      4.46         4.76       5.28


The following SEC formula was used to calculate these figures:

      n
P(1+T)  = ATV/DR

where:

P =     a hypothetical initial payment of $1,000
T =     average annual total return (after taxes on distributions and redemptions)
n =     number of years
ATV/DR= ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions and redemption.



CUMULATIVE TOTAL RETURN Like average annual total return, cumulative total return assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, income dividends and capital gain distributions are reinvested at net asset value, the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated above. The cumulative total returns for the indicated periods ended February 28, 2002 were:

                                                                         SINCE
                         INCEPTION     1 YEAR     5 YEARS   10 YEARS  INCEPTION
                            DATE         (%)        (%)        (%)       (%)
--------------------------------------------------------------------------------

CLASS A
Arizona Fund             9/01/87     0.19        20.99      70.44     -
Colorado Fund            9/01/87     1.93        25.43      79.89     -
Connecticut Fund        10/03/88     2.98        23.91      71.76     -
Double Tax-Free Fund     4/03/85     1.79        26.15      76.95     -
Federal Intermediate
Fund                     9/21/92     4.26        26.08      -     70.68
High Yield Fund          3/18/86     1.96        21.11      82.74     -
New Jersey Fund          5/12/88     1.82        26.65      75.63     -
Oregon Fund              9/01/87     1.42        23.57      70.88     -
Pennsylvania Fund       12/01/86     2.45        25.48      79.11     -

                                                     SINCE
                          INCEPTION      1 YEAR    INCEPTION
                            DATE          (%)         (%)
--------------------------------------------------------------

CLASS B
Arizona Fund            02/01/00      0.24         13.41
High Yield Fund         01/01/99      2.10         6.30
New Jersey Fund         02/01/00      1.82         17.01
Pennsylvania Fund       02/01/00      2.50         16.96

                                                              SINCE
                         INCEPTION     1 YEAR     5 YEARS   INCEPTION
                            DATE         (%)        (%)        (%)
-----------------------------------------------------------------------

CLASS C
Arizona Fund                05/01/95 2.18        21.97      37.64
Colorado Fund               05/01/95 3.88        26.26      43.79
Connecticut Fund            05/01/95 4.93        24.70      40.73
Double Tax-Free Fund        05/01/95 3.52        26.76      43.26
High Yield Fund             05/01/95 3.90        21.98      41.70
New Jersey Fund             05/01/95 3.75        27.55      44.16
Oregon Fund                 05/01/95 3.42        24.34      40.39
Pennsylvania Fund           05/01/95 4.35        26.20      42.80

CURRENT YIELD Current yield shows the income per share earned by a Fund. It is calculated by dividing the net investment income per share earned during a 30-day base period by the applicable maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders of the class during the base period. The yields for the 30-day period ended February 28, 2002, were:

                               CLASS A (%)   CLASS B     CLASS C
                                               (%)         (%)
--------------------------------------------------------------------
Arizona Fund                       4.26         3.90       3.86
Colorado Fund                      3.93         -          3.53
Connecticut Fund                   4.20         -          3.81
Double Tax-Free Fund               3.93         -          3.52
Federal Intermediate Fund          3.60         -          -
High Yield Fund                    4.87         4.55       4.50
New Jersey Fund                    3.97         3.63       3.56
Oregon Fund                        4.00         -          3.60
Pennsylvania Fund                  4.01         3.68       3.62


The following SEC formula was used to calculate these figures:

Yield = 2 [(A-B + 1)6 - 1]
            ---
            cd

where:

a   =  interest earned during the period

b   =  expenses accrued for the period (net of reimbursements)

c   =  the average daily number of shares outstanding during the period that were entitled to receive dividends

d   =  the maximum offering price per share on the last day of the period


TAXABLE-EQUIVALENT YIELD Each Fund also may quote a taxable-equivalent yield that shows the before-tax yield that would have to be earned from a taxable investment to equal the yield. Taxable-equivalent yield is computed by dividing the portion of the yield that is tax-exempt by one minus the highest applicable combined federal and state income tax rate and adding the product to the portion of the yield that is not tax-exempt, if any. The taxable-equivalent yields for the 30-day period ended February 28, 2002, were:

                               CLASS A (%)   CLASS B     CLASS C
                                               (%)         (%)
--------------------------------------------------------------------
Arizona Fund                       7.31         6.69       6.62
Colorado Fund                      6.71         -          6.03
Connecticut Fund                   7.16         -          6.50
Double Tax-Free Fund               6.40         -          5.73
Federal Intermediate Fund          5.86         -          -
High Yield Fund                    7.93         7.41       7.33
New Jersey Fund                    6.91         6.31       6.19
Oregon Fund                        7.16         -          6.44
Pennsylvania Fund                  6.72         6.17       6.07

As of February 28, 2002, the combined federal and state income tax rates upon which the taxable-equivalent yield quotations were based were as follows:

                                  COMBINED RATE
                                     (%)
-----------------------------------------------

Arizona Fund                       41.69
Colorado Fund                      41.44
Connecticut Fund                   41.36
Double Tax-Free Fund               38.60
Federal Intermediate Fund          38.60
High Yield Fund                    38.60
New Jersey Fund                    42.51
Oregon Fund                        44.13
Pennsylvania Fund                  40.32


From time to time, as any changes to the rates become effective, taxable-equivalent yield quotations advertised by the Funds will be updated to reflect these changes. The Funds expect updates may be necessary as tax rates are changed by federal and state governments. The advantage of tax-free investments, like the Funds, will be enhanced by any tax rate increases. Therefore, the details of specific tax increases may be used in sales material for the Funds.


CURRENT DISTRIBUTION RATE Current yield and taxable-equivalent yield, which are calculated according to a formula prescribed by the SEC, are not indicative of the amounts that were or will be paid to shareholders. Amounts paid to shareholders are reflected in the quoted current distribution rate or taxable-equivalent distribution rate. The current distribution rate is usually computed by annualizing the dividends paid per share by a class during a certain period and dividing that amount by the current maximum offering price. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than interest, if any, and is calculated over a different period of time. The current distribution rates for the 30-day period ended February 28, 2002, were:

                               CLASS A (%)   CLASS B     CLASS C
                                               (%)         (%)
--------------------------------------------------------------------
Arizona Fund                       4.86         4.51       4.43
Colorado Fund                      4.73         -          4.31
Connecticut Fund                   4.54         -          4.12
Double Tax-Free Fund               4.67         -          4.27
Federal Intermediate Fund          4.21         -          -
High Yield Fund                    5.43         5.06       5.01
New Jersey Fund                    4.58         4.18       4.15
Oregon Fund                        4.49         -          4.05
Pennsylvania Fund                  4.74         4.40       4.33

A taxable-equivalent distribution rate shows the taxable distribution rate equivalent to the current distribution rate. The advertised taxable-equivalent distribution rate will reflect the most current federal and state tax rates available to the Fund. The taxable-equivalent distribution rates for the 30-day period ended February 28, 2002, were:

                               CLASS A (%)   CLASS B     CLASS C
                                               (%)         (%)
--------------------------------------------------------------------
Arizona Fund                       8.34         7.74       7.60
Colorado Fund                      8.08         -          7.36
Connecticut Fund                   7.74         -          7.03
Double Tax-Free Fund               7.61         -          6.95
Federal Intermediate Fund          6.86         -          -
High Yield Fund                    8.84         8.24       8.16
New Jersey Fund                    7.97         7.27       7.22
Oregon Fund                        8.04         -          7.25
Pennsylvania Fund                  7.94         7.37       7.26


VOLATILITY Occasionally statistics may be used to show a Fund's volatility or risk. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS Each Fund also may quote the performance of shares without a sales charge. Sales literature and advertising may quote a cumulative total return, average annual total return and other measures of performance with the substitution of net asset value for the public offering price.

Each Fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to Franklin Templeton Investments. Resources is the parent company of the advisors and underwriter of Franklin Templeton funds.

COMPARISONS To help you better evaluate how an investment in a Fund may satisfy your investment goal, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials also may compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

o Salomon Smith Barney Broad Bond Index or its component indices - measures yield, price and total return for Treasury, agency, corporate and mortgage bonds.

o Lehman Brothers Aggregate Bond Index or its component indices - measures yield, price and total return for Treasury, agency, corporate, mortgage and Yankee bonds.

o Lehman Brothers Municipal Bond Index or its component indices - measures yield, price and total return for the municipal bond market.

o Bond Buyer 20 Index - an index of municipal bond yields based upon yields of 20 general obligation bonds maturing in 20 years.

o Bond Buyer 40 Index - an index composed of the yield to maturity of 40 bonds. The index attempts to track the new-issue market as closely as possible, so it changes bonds twice a month, adding all new bonds that meet certain requirements and deleting an equivalent number according to their secondary market trading activity. As a result, the average par call date, average maturity date, and average coupon rate can and have changed over time. The average maturity generally has been about 29-30 years.

o Financial publications: THE WALL STREET JOURNAL, and BUSINESS WEEK, FINANCIAL WORLD, FORBES, FORTUNE, and MONEY magazines - provide performance statistics over specified time periods.

o Salomon Smith Barney Composite High Yield Index or its component indices - measures yield, price and total return for the Long-Term High-Yield Index, Intermediate-Term High-Yield Index and Long-Term Utility High-Yield Index.

o Historical data supplied by the research departments of CS First Boston Corporation, JPMorgan Chase Bank, Salomon Smith Barney Inc., Merrill Lynch, and Lehman Brothers(R).

o Morningstar(R) - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.

o Lipper, Inc. - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

From time to time, advertisements or information for each Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or sales material issued by each Fund also may discuss or be based upon information in a recent issue of the Special Report on Tax Freedom Day published by the Tax Foundation, a Washington, D.C. based nonprofit research and public education organization. The report illustrates, among other things, the annual amount of time the average taxpayer works to satisfy his or her tax obligations to the federal, state and local taxing authorities.

Advertisements or information also may compare each Fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in a Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to any Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by a Fund to calculate its figures. In addition, there can be no assurance that a Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION
-------------------------

The Funds may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Funds cannot guarantee that these goals will be met.


The Funds are members of Franklin Templeton Investments, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services approximately 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Together, Franklin Templeton Investments has over $275 billion in assets under management for more than 5 million U.S. based mutual fund shareholder and other accounts. Franklin Templeton Investments offers 106 U.S. based open-end investment companies to the public. Each Fund may identify itself by its Nasdaq symbol or CUSIP number.

Franklin is a leader in the tax-free mutual fund industry and manages more than $48 billion in municipal security assets for over three quarters of a million investors.

Under current tax laws, municipal securities remain one of the few investments offering the potential for tax-free income. In 2002, taxes could cost $44 on every $100 earned from a fully taxable investment (based on the combination of the new 38.6% federal tax rate and the highest state tax rate of 5.7% (after the federal tax deduction)). Franklin tax-free funds, however, offer tax relief through a professionally managed portfolio of tax-free securities selected based on their yield, quality and maturity. An investment in a Franklin tax-free fund can provide you with the potential to earn income free of federal taxes and, depending on the fund, state and local taxes as well, while supporting state and local public projects. Franklin tax-free funds also may provide tax-free compounding, when dividends are reinvested. An investment in Franklin's tax-free funds can grow more rapidly than similar taxable investments.


Municipal securities are generally considered to be creditworthy, second in quality only to securities issued or guaranteed by the U.S. government and its agencies. The market price of municipal securities, however, may fluctuate. This fluctuation will have a direct impact on the net asset value of the Fund's shares.

Currently, there are more mutual funds than there are stocks listed on the New York Stock Exchange. While many of them have similar investment goals, no two are exactly alike. Shares of the Funds are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.

DESCRIPTION OF RATINGS
----------------------

MUNICIPAL BOND RATINGS

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

INVESTMENT GRADE

Aaa: Municipal bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Municipal bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Municipal bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BELOW INVESTMENT GRADE

Ba: Municipal bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Municipal bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Municipal bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Municipal bonds rated Ca represent obligations that are speculative to a high degree. These issues are often in default or have other marked shortcomings.

C: Municipal bonds rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con.(-): Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon the completion of construction or the elimination of the basis of the condition.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa in its municipal bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP (S&P(R))

INVESTMENT GRADE

AAA: Municipal bonds rated AAA are the highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market, they move with interest rates and, hence, provide the maximum safety on all counts.

AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but also, to some extent, economic conditions.

BBB: Municipal bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BELOW INVESTMENT GRADE

BB, B, CCC, CC: Municipal bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: This rating is reserved for income bonds on which no interest is being paid.

D: Debt rated "D" is in default and payment of interest and/or repayment of principal is in arrears.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH INVESTORS SERVICE, INC. (FITCH)

INVESTMENT GRADE

AAA: Municipal bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal that is unlikely to be affected by reasonably foreseeable events.

AA: Municipal bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA and not significantly vulnerable to foreseeable future developments.

A: Municipal bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Municipal bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BELOW INVESTMENT GRADE

BB: Municipal bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. Business and financial alternatives can be identified, however, that could assist the obligor in satisfying its debt service requirements.

B: Municipal bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Municipal bonds rated CCC have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Municipal bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Municipal bonds rated C are in imminent default in the payment of interest or principal.

DDD, DD and D: Municipal bonds rated DDD, DD and D are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery while D represents the lowest potential for recovery.

Plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus or minus signs are not used with the AAA, DDD, DD or D categories.

MUNICIPAL NOTE RATINGS

MOODY'S

Moody's ratings for state, municipal and other short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing; factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

MIG 1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG 2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG 4: Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

S&P

Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less, the ratings below will usually be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

SHORT-TERM DEBT & COMMERCIAL PAPER RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's commercial paper ratings, which are also applicable to municipal paper investments, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations for both short-term debt and commercial paper, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+: Exceptionally strong credit quality. Regarded as having the strongest degree of assurance for timely payment.

F-1: Very strong credit quality. Reflects an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good credit quality. A satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair credit quality. Have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-5: Weak credit quality. Have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

STATE TAX TREATMENT

The following information on the state income tax treatment of dividends from the funds is based upon correspondence and sources believed to be reliable. Except where otherwise noted, the information pertains to individual state income taxation only. You may be subject to local taxes on dividends or the value of your shares. Corporations, trusts, estates and other entities may be subject to other taxes and should consult with their tax advisors or their state department of revenue. For some investors, a portion of the dividend income may be subject to the federal and/or state alternative minimum tax.

ARIZONA As a result of Section 43-1021(4) of the Arizona Income Tax Code, interest on obligations of the state of Arizona or its political subdivisions is exempt from the Arizona individual income tax. Section 43-1022(6) provides similar tax-exempt treatment for interest on obligations of the U.S. Pursuant to Arizona Individual Income Tax Ruling 84-10-5, Arizona does not tax dividend income from regulated investment companies, such as the Arizona Fund, to the extent that such income is derived from such exempt obligations. Dividends paid from interest earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.), or obligations from other states and their political subdivisions are fully taxable. To the extent that such taxable investments are made by the fund, such as for temporary or defensive purposes, the distributions will be taxable.

Any distributions of net short-term and net long-term capital gain earned by the fund are included in each shareholder's Arizona taxable income and are taxed at ordinary income tax rates.


COLORADO Sections 39-22-104 and 39-22-304 of the Colorado Revised Statutes state that interest on obligations of the state of Colorado or its political subdivisions and direct obligations of the U.S. or its possessions is exempt from personal and corporate income tax. The instructions to the Colorado individual income tax return (and, with respect to interest from obligations of the United States, Colorado FYI tax Publication 20 dated December 1, 2001) indicates that distributions from a regulated investment company, such as the Colorado Fund, also will be exempt from personal and corporate income tax if the fund invests in such exempt obligations. Colorado FYI Tax Publication 20 also provides that this exclusion also applies to territorial obligations of the U.S. (including qualifying obligations of Puerto Rico, Guam and the Virgin Islands). Dividends paid from interest earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or obligations of other states and their political subdivisions do not qualify for this exemption. To the extent that such taxable investments are made by the fund for temporary or defensive purposes, the distributions will be taxable.


Any distributions of capital gains earned by the fund are included in each shareholder's Colorado taxable income as dividend income and capital gain, respectively, and are taxed at ordinary income tax rates.


CONNECTICUT Section 12-701(a)(20) of the Connecticut General Statutes states that interest income from obligations issued by or on behalf of the state of Connecticut, its political subdivisions, public instrumentalities, state or local authorities, districts, or similar public entities created under the laws of the state of Connecticut is exempt from the Connecticut personal income tax.
Section 12-701(a)(20) also provides that exempt-interest dividends from a regulated investment company, such as the Connecticut Fund, that are derived from such obligations, as well as exempt-interest dividends derived from obligations the income from which the state is prohibited from taxing under federal law (such as qualifying obligations of U.S. territories and possessions) will also be exempt from the Connecticut personal income tax. Corporate shareholders generally are subject to Connecticut corporation income taxes on distributions from the fund.


Sections 12-701(a)(20) and 12-718 of the Connecticut General Statutes also states that a fund is qualified to pay exempt dividends derived from exempt U.S. government obligations to its shareholders if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of exempt U.S. government obligations. Dividends paid from interest earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or obligations of other states and their political subdivisions do not qualify for this exemption.


Any distribution of capital gains earned by the fund that are attributable to Connecticut obligations are exempt from Connecticut's individual income tax. All other distributions of capital gains earned by the fund are included in each shareholder's Connecticut taxable income as dividend income and capital gain, respectively, and are taxed at ordinary income rates.


NEW JERSEY Section 54A:6-14.1 of the New Jersey Statutes provides that distributions paid by qualified investment funds, such as the New Jersey Fund, are not included in gross income for purposes of the New Jersey gross income tax to the extent the distributions are attributable to interest or gain from obligations issued by or on behalf of the state of New Jersey or its political subdivisions, or obligations free from state or local taxation by any act of the state of New Jersey or laws of the U.S. (including qualifying obligations of Puerto Rico, Guam and the Virgin Islands). In order to qualify as a qualified investment fund, the New Jersey Fund must, among other things, have not less than 80% of its investments (excluding cash, cash items, receivables and certain other financial instruments) invested in the tax exempt obligations described above. Dividends paid from interest earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or obligations of other states and their political subdivisions are fully taxable. To the extent that such taxable investments are made by the fund for temporary or defensive purposes, the distributions will be taxable. As a matter of policy, the fund will continue to qualify as a qualified investment fund to try to ensure that the fund continues to qualify to pay distributions that are exempt from the New Jersey gross income tax.


Any distributions of net short-term and net long-term capital gain earned by the fund from taxable obligations are included in each shareholder's New Jersey taxable income as dividend income and long-term capital gain, respectively, and are taxed at ordinary income tax rates.

OREGON Sections 316.683 and 316-680 of the Oregon Revised Statutes and Oregon Administrative Rule Section 150-316.680-(B) provide that "state exempt-interest dividends" that are paid by a regulated investment company, such as the Oregon Fund, and designated by it as such in a written notice mailed to its shareholders not later than 60 days after the close of its taxable year will be excluded from the shareholders' income for purposes of Oregon's personal income tax. "State exempt-interest dividends" include distributions of interest attributable both to obligations of the state of Oregon and its political subdivisions and to obligations of the U.S., its territories (including qualifying obligations of Puerto Rico, Guam and the Virgin Islands) and possessions of any U.S. authority, commission or instrumentality. Corporate shareholders generally are subject to the Oregon corporation excise and income tax on distributions from the fund. Dividends paid from interest earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or obligations of other states and their political subdivisions are fully taxable. To the extent that such taxable investments are made by the fund for temporary or defensive purposes, the distributions will be taxable.

Any distributions of capital gain earned by the fund are generally included in each shareholder's Oregon taxable income as dividend income and capital gain, respectively, and are taxed at ordinary income tax rates.

PENNSYLVANIA Sections 301 and 303 of the Tax Reform Code of Pennsylvania states that interest income derived from obligations that are statutorily free from state or local taxation under the laws of the Commonwealth of Pennsylvania or under the laws of the U.S. is exempt from state personal income tax. Such exempt obligations include obligations issued by the Commonwealth of Pennsylvania, any public authority, commission, board or other state agency, any political subdivision of the state or its public authority, and exempt obligations of the U.S. or its territories (including qualifying obligations of Puerto Rico, Guam and the Virgin Islands). Sections 301 and 303 of the Tax Reform Code of Pennsylvania further provide that interest derived by an investment company, such as the Pennsylvania Fund, from such exempt obligations is not subject to state, personal or corporate net income tax. Distributions paid from interest earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or obligations of other states and their political subdivisions are fully taxable. To the extent that such taxable investments are made by the fund for temporary or defensive purposes, the distributions will be taxable. Distributions paid by the fund also are generally exempt from the Philadelphia School District Investment Income Tax to the same extent as the Pennsylvania personal income tax.

Any distributions of net short-term and long-term capital gain earned by the fund are included in each shareholder's Pennsylvania taxable income and are taxed at ordinary income tax rates.

Shareholders of the fund who are subject to the Pennsylvania personal property tax in their county of residence will be exempt from county personal property tax to the extent that the portfolio of the fund consists of exempt obligations described above on the annual assessment date of January 1. Information regarding the portion of the value of the shares, if any, which is subject to the Pennsylvania personal property tax will be provided to shareholders of the fund.


PUERTO RICO For U.S. citizens and residents, exempt-interest dividends received from the Double Tax-Free Fund generally are exempt from U.S. federal and state personal income taxation in states that impose an income tax, pursuant to section 103 of the Internal Revenue Code and 31 U.S.C. section 3124 (subject, however, to any limitations or restrictions imposed by a state). For Puerto Rico taxpayers, exempt-interest dividends, to the extent derived from Puerto Rico, Guam and Virgin Island obligations, generally will be exempt from Puerto Rico taxation pursuant to a ruling received by the fund dated May 24, 1996.


















                              FRANKLIN TAX-FREE TRUST
                              FILE NOS. 02-94222
                                   & 811-4149
                                    FORM N-1A
                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS.

      The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

      (a)   Agreement and Declaration of Trust

            (i)   Restated Agreement and Declaration of Trust dated October
                  26, 1984
                  Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: April 28, 1995

            (ii) Certificate of Amendment of Agreement and Declaration of Trust dated July 16, 1991
                  Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: April 28, 1995

            (iii) Certificate of Amendment of Agreement and Declaration of
                  Trust dated April 21, 1992
                  Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: April 28, 1995

            (iv) Certificate of Amendment of Agreement and Declaration of Trust dated December 14, 1993
                  Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: April 28, 1995

            (v) Certificate of Amendment of Agreement and Declaration of Trust dated March 21, 1995
                  Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: April 28, 1995

      (b)   By-laws

            (i)   By-Laws
                  Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: April 28, 1995

            (ii)  Certificate of Amendment of By-Laws dated December 8, 1987
                  Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: April 28, 1995

            (iii)Amendment to By-Laws dated April 21, 1992
                  Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: April 28, 1995

            (iv)  Certificate of Amendment of By-Laws dated December 14, 1993
                  Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: April 28, 1995

            (v)   Amendment to By-Laws dated January 18, 1994
                  Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: April 28, 1995

      (c)   Instruments Defining Rights of Security Holders

                  Not Applicable

      (d)   Investment Advisory Contracts

            (i) Management Agreement between Registrant and Franklin Advisers, Inc. dated December 1, 1986
                  Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: April 28, 1995

            (ii) Amendment to Management Agreement between Registrant and Franklin Advisers, Inc. dated August 1, 1995
                  Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: March 14, 1996

            (iii) Management Agreement between Registrant and Franklin
                  Advisers on behalf of Franklin Connecticut Tax-Free Income Fund dated October 1, 1998
                  Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  January 28, 2000

      (e)   Underwriting Contracts

             (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                  Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  June 28, 2001


            (ii) Form of Dealer Agreements effective as of March 1, 1998 between Franklin/Templeton Distributors, Inc. and Securities Dealers
                  Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: December 23, 1998

      (f)   Bonus or Profit Sharing Contracts

                  Not Applicable

      (g)   Custodian Agreements

            (i) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: March 14, 1996

            (ii) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: March 14, 1996

            (iii) Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of New York dated February 16,
                  1996
                  Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: April 29, 1998

            (iv) Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: December 23, 1998

            (v) Amendment dated May 1, 2002 to Exhibit A of the Master Custody Agreement between Registrant and the Bank of New York dated February 16, 1996

      (h)   Other Material Contracts

            (i) Agreement between Registrant and Financial Guaranty Insurance Company dated March 8, 1985
                  Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: April 28, 1995

            (ii) Amendment to Agreement between Registrant and Financial Guaranty Insurance Company dated November 24, 1992
                  Registrant: Franklin New York Tax-Free Trust
                  Filing: Post-Effective Amendment No. 12
                  to Registration Statement on Form N-1A
                  File No. 33-7785
                  Filing Date: April 25, 1995

            (iii) Mutual Fund Agreement between Registrant and Financial
                  Guaranty Insurance Company dated April 30, 1993
                  Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: April 29, 1998

            (iv) Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated January 1, 2001
                  Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: June 28, 2001

      (i)   Legal Opinion

            (i)   Opinion and Consent of Counsel dated April 17, 1998
                  Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: April 29, 1998

      (j)   Other Opinions

            (i)   Consent of Independent Auditors

      (k)   Omitted Financial Statements

                  Not Applicable

      (l)   Initial Capital Agreements

            (i)   Letter of Understanding dated September 21, 1992
                  Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: April 28, 1995

            (ii)  Letter of Understanding dated April 12, 1995
                  Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: April 28, 1995

      (m)   Rule 12b-1 Plan

            (i) Class A shares Distribution Plans pursuant to Rule 12b-1 on behalf of the following funds:

                  Dated July 1, 1993:
                  Franklin Federal Intermediate-Term Tax-Free Income Fund Franklin Florida Insured Tax-Free Income Fund

                  Dated May 1, 1994: Franklin Alabama Tax-Free Income Fund Franklin Arizona Tax-Free Income Fund Franklin Colorado Tax-Free Income Fund Franklin Connecticut Tax-Free Income Fund Franklin Double Tax-Free Income Fund Franklin Florida Tax-Free Income Fund Franklin Georgia Tax-Free Income Fund Franklin High Yield Tax-Free Income Fund Franklin Insured Tax-Free Income Fund Franklin Kentucky Tax-Free Income Fund Franklin Louisiana Tax-Free Income Fund Franklin Maryland Tax-Free Income Fund Franklin Massachusetts Insured Tax-Free Income Fund Franklin Michigan Insured Tax-Free Income Fund Franklin Minnesota Insured Tax-Free Income Fund Franklin Missouri Tax-Free Income Fund Franklin New Jersey Tax-Free Income Fund Franklin North Carolina Tax-Free Income Fund Franklin Ohio Insured Tax-Free Income Fund Franklin Oregon Tax-Free Income Fund Franklin Pennsylvania Tax-Free Income Fund Franklin Tax-Free Income Fund Franklin Texas Tax-Free Income Fund Franklin Virginia Tax-Free Income Fund
                  Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: April 28, 1995

            (ii) Class C shares Distribution Plan pursuant to Rule 12b-1 on behalf of the following funds:

                  Dated October 10, 2000: Franklin Alabama Tax-Free Income Fund Franklin Arizona Tax-Free Income Fund Franklin Colorado Tax-Free Income Fund Franklin Connecticut Tax-Free Income Fund Franklin Double Tax-Free Income Fund Franklin Florida Tax-Free Income Fund Franklin Georgia Tax-Free Income Fund Franklin High Yield Tax-Free Income Fund Franklin Insured Tax-Free Income Fund Franklin Louisiana Tax-Free Income Fund Franklin Maryland Tax-Free Income Fund Franklin Massachusetts Insured Tax-Free Income Fund Franklin Michigan Insured Tax-Free Income Fund Franklin Minnesota Insured Tax-Free Income Fund Franklin Missouri Tax-Free Income Fund Franklin New Jersey Tax-Free Income Fund Franklin North Carolina Tax-Free Income Fund Franklin Ohio Insured Tax-Free Income Fund Franklin Oregon Tax-Free Income Fund Franklin Pennsylvania Tax-Free Income Fund Franklin Rico Tax-Free Income Fund Franklin Texas Tax-Free Income Fund Franklin Virginia Tax-Free Income Fund
                  Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  June 28, 2001

            (iii) Distribution Plan dated October 16, 1998 pursuant to Rule
                  12b-1 between the Registrant on behalf of Franklin High Yield Tax-Free Income Fund - Class B and Franklin/Templeton Distributors, Inc.
                  Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: December 23, 1998

            (iv) Class B Distribution Plan pursuant to Rule 12b-1 on behalf of the following funds:

                  Franklin Arizona Tax-Free Income Fund - Class B
                  Franklin Florida Tax-Free Income Fund - Class B
                  Franklin Insured Tax-Free Income Fund - Class B
                  Franklin Michigan Insured Tax-Free Income Fund - Class B Franklin New Jersey Tax-Free Income Fund - Class B Franklin Ohio Insured Tax-Free Income Fund - Class B Franklin Pennsylvania Tax-Free Income Fund - Class B
                  Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: June 28, 2000

      (n)   Rule 18f-3 Plan

            (i)   Multiple Class Plan dated October 19, 1995
                  Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: April 29, 1998

            (ii) Multiple Class Plan dated March 19, 1998 on behalf of Franklin High Yield Tax-Free Income Fund
                  Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: April 29, 1999

            (iii) Multiple Class Plan on behalf of Franklin Arizona Tax-Free
                  Income Fund
                  Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: June 28, 2000

            (iv) Multiple Class Plan on behalf of Franklin Florida Tax-Free Income Fund
                  Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: June 28, 2000

            (v) Multiple Class Plan on behalf of Franklin Insured Tax-Free Income Fund
                  Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: June 28, 2000

            (vi) Multiple Class Plan on behalf of Franklin Michigan Insured Tax-Free Income Fund
                  Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: June 28, 2000

            (vii) Multiple Class Plan on behalf of Franklin New Jersey
                  Tax-Free Income Fund
                  Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: June 28, 2000

           (viii) Multiple Class Plan on behalf of Franklin Ohio Insured Tax-Free Income Fund
                  Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: June 28, 2000

            (ix) Multiple Class Plan on behalf of Franklin Pennsylvania Tax-Free Income Fund
                  Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: June 28, 2000

      (p)   Code of Ethics

(i)   Code of Ethics dated December 2001

(q)   Power of Attorney

            (i)   Power of Attorney dated January 20, 2000
                  Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date: January 28, 2000

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

            None

ITEM 25.  INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a Court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

The officers and directors of Franklin Advisers, Inc. (Advisers), Registrant's manager, also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc., and /or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which set forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engages in by those officers and directors during the past two years.

ITEM 27.    PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., (Distributors) also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Capital Growth Fund
Franklin Custodian Funds, Inc.
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Master Trust
Franklin Floating Rate Trust
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin Growth and Income Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Municipal Securities Trust
Franklin Mutual Series Fund Inc.
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
FTI Funds
Institutional Fiduciary Trust

Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31
(a) of the Investment Company Act of 1940 are kept by the Registrant or its shareholder services agent, Franklin Templeton Investor Services, LLC both of whose address is One Franklin Parkway, San Mateo, CA. 94403-1906.

ITEM 29.  MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.  UNDERTAKINGS

Not Applicable

                                     SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 27th day of June, 2002.

                                       FRANKLIN TAX-FREE TRUST

                                       By: RUPERT H. JOHNSON, JR.*
                                           -----------------------
                                           Rupert H. Johnson, Jr.
                                           President

Pursuant to the requirements of the Securities Act of 1933, this Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*                    Trustee and Principal
-----------------------                    Executive Officer
Rupert H. Johnson, Jr.

MARTIN L. FLANAGAN*                        Principal Financial Officer
-------------------                        Dated: June 27, 2002
Martin L. Flanagan

KIMBERLEY H. MONASTERIO*                   Principal Accounting Officer
------------------------                   Dated:  June 27, 2002
Kimberley H. Monasterio

FRANK H. ABBOTT, III*                      Trustee
---------------------                      Dated:  June 27, 2002
Frank H. Abbott, III

HARRIS J. ASHTON*                          Trustee
-----------------                          Dated:  June 27, 2002
Harris J. Ashton

S. JOSEPH FORTUNATO*                       Trustee
--------------------                       Dated:  June 27, 2002
S. Joseph Fortunato

EDITH E. HOLIDAY*                          Trustee
-----------------                          Dated:  June 27, 2002
Edith E. Holiday

CHARLES B. JOHNSON*                        Trustee
-------------------                        Dated:  June 27, 2002
Charles B. Johnson

FRANK W. T. LAHAYE*                        Trustee
-------------------                        Dated:  June 27, 2002
Frank W. T. LaHaye

GORDON S. MACKLIN*                         Trustee
------------------                         Dated:  June 27, 2002
Gordon S. Macklin


*By   /s/David P. Goss, Attorney-in-Fact
      -----------------------------------------------
      (Pursuant to Power of Attorney previously filed)


                             FRANKLIN TAX-FREE TRUST
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX

EXHIBIT NO.         DESCRIPTION                                         LOCATION

EX-99.a(i)          Restated Agreement and Declaration of Trust             *
                    dated October 26, 1984

EX-99.a(ii)         Certificate of Amendment of Agreement and               *
                    Declaration of Trust dated July 16, 1991

EX-99.a(iii)        Certificate of Amendment of Agreement and               *
                    Declaration of Trust dated April 21, 1992

EX-99.a(iv)         Certificate of Amendment of Agreement and               *
                    Declaration of Trust dated December 14, 1993

EX-99.a(v)          Certificate of Amendment of Agreement and               *
                    Declaration of Trust dated March 21, 1995

EX-99.a(vi)         Certificate of Secretary Amendment of Agreement         *
                    and Declaration of Trust dated August 31, 1999

EX-99.b(i)          By-Laws                                                 *

EX-99.b(ii)         Certificate of Amendment of By-Laws dated               *
                    December 8,1987

EX-99.b(iii)        Amendment to By-Laws dated April 21, 1992               *

EX.99.b(iv)         Certificate of Amendment of By-Laws dated               *
                    December 14, 1993

EX-99.b(v)          Amendment to By-Laws dated January 18, 1994             *

EX-99.d(i)          Management Agreement between Registrant and             *
                    Franklin Advisers, Inc. dated December 1, 1986

EX-99.d(ii)         Amendment to Management Agreement between               *
                    Registrant and Franklin Advisers, Inc. dated
                    August 1, 1995

EX-99.d(iii)        Management Agreement between Registrant and             *
                    Franklin Advisers on behalf of Franklin
                    Connecticut Tax-Free Income Fund dated October
                    1, 1998

EX-99.e(i)          Amended and Restated Distribution Agreement             *
                    between Registrant and Franklin/Templeton
                    Distributors, Inc. dated October 31, 2000

EX-99.e(ii)         Dealer Agreements Effective as of March 1, 1998         *
                    between Franklin/Templeton Distributors, Inc.
                    and securities dealers

EX-99.g(i)          Master Custody Agreement between Registrant and         *
                    Bank of New York dated February 16, 1996

EX-99.g(ii)         Terminal Link Agreement between Registrant and          *
                    Bank of New York dated February 16, 1996

EX-99.g(iii)        Amendment dated May 7, 1997 to Master Custody           *
                    Agreement between Registrant and Bank of New York dated February 16, 1996

EX-99.g(iv)         Amendment dated February 27, 1998 to Master             *
                    Custody Agreement between Registrant and Bank of
                    New York dated February 16, 1996

EX-99.g(v)          Amendment dated May 1, 2002, to Exhibit A of the   Attached
                    Master Custody Agreement between Registrant and the Bank of New York dated February 16, 1996

EX-99.g(vi)         Foreign Custody Manager Agreement made as of
                    July 30, 1998, effective as of February 27, 1998        *
                    on behalf of each Investment Company listed on Schedule 1

EX-99.h(i)          Agreement between Registrant and Financial              *
                    Guaranty Insurance Company dated March 8, 1985

EX-99.h(ii)         Amendment to Agreement between                          *
                    Registrant and Financial Guaranty Insurance
                    Company dated November 24, 1992

EX-99.h(iii)        Mutual Fund Agreement between Registrant and            *
                    Financial Guaranty Insurance Company dated April
                    30, 1993

EX-99.h(iv)         Subcontract for Fund Administrative Services            *
                    between Franklin Advisers, Inc. and Franklin
                    Templeton Services, LLC

EX-99.i(i)          Opinion and Consent of Counsel dated April 17,          *
                    1998

EX-99.j(i)          Consent of Independent Auditors                     Attached

EX-99.l(i)          Letter of Understanding dated                           *
                    September 21, 1992

EX-99.l(ii)         Letter of Understanding dated April 12, 1994            *

EX-99.m(i)          Class A Shares Distribution Plans pursuant to           *
                    Rule 12b-1 dated July 1, 1993 and May 1, 1994

EX-99.m(ii)         Class C Shares Distribution Plan pursuant to            *
                    Rule 12b-1 dated October 10, 2000

EX-99.m(iii)        Distribution Plan dated October 16, 1998                *
                    pursuant to Rule 12b-1 between the Registrant on behalf of Franklin High Yield Tax-Free Income
                    Fund - Class B and Franklin/Templeton Distributors,
                    Inc.

EX-99.m(iv)         Class B Distribution Plan pursuant to Rule 12b-1        *


EX-99.n(i)          Multiple Class Plan dated October 19, 1995              *

EX-99.n(ii)         Multiple Class Plan on behalf of Franklin High          *
                    Yield Tax-Free Income Fund

EX-99.n(iii)        Multiple Class Plan on behalf of Franklin               *
                    Arizona Tax-Free Income Fund

EX-99.n(iv)         Multiple Class Plan on behalf of Franklin               *
                    Florida Tax-Free Income Fund

EX-99.n(v)          Multiple Class Plan on behalf of Franklin               *
                    Insured Tax-Free Income Fund

EX-99.n(vi)         Multiple Class Plan on behalf of Franklin               *
                      Michigan Insured Tax-Free Income Fund

EX-99.n(vii)        Multiple Class Plan on behalf of Franklin New           *
                    Jersey Tax-Free Income Fund

EX-99.n(viii)       Multiple Class Plan on behalf of Franklin Ohio          *
                    Insured Tax-Free Income Fund

EX-99.n(ix)         Multiple Class Plan on behalf of Franklin               *
                    Pennsylvania Tax-Free Income Fund

EX-99.p(i)          Code of Ethics                                      Attached

EX-99.q(i)          Power of Attorney dated January 20, 2000                *

*Incorporated by Reference